UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 6.2%
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.54%, 07/15/26(a)(b)	USD	1,235	$1,234,519
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.23%, 10/21/28(a)(b)		1,130	1,125,271
ALM V Ltd.(a)(b):
Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 3.69%, 10/18/27		1,000	984,061
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 4.09%, 10/18/27		610	596,262
ALM XII Ltd.(a)(b):
Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.33%, 04/16/27		290	287,703
Series 2015-12A, Class BR2, (LIBOR USD 3 Month + 1.65%), 4.09%, 04/16/27		1,110	1,054,752
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 3.94%, 07/15/27		1,480	1,458,691
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.34%, 07/15/27		560	536,070
ALM XVIII Ltd., Series 2016-18A, Class A2R, (LIBOR USD 3 Month + 1.65%), 4.09%, 01/15/28(a)(b)		250	246,611
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.82%, 11/10/30(a)(b)		500	497,406
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.75%, 07/24/29(a)(b)		790	790,605
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (LIBOR USD 3 Month + 1.25%), 3.74%, 07/25/29(a)(b)		1,530	1,522,395
Anchorage Capital CLO 1 Ltd., Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.43%, 04/13/31(a)(b)		2,240	2,196,374
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 4.01%, 01/28/31(a)(b)		1,040	1,015,582
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.56%, 01/28/31(a)(b)		920	909,893
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.89%, 01/15/30		420	410,385
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.29%, 01/15/30		250	236,916
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.71%, 07/15/30(a)(b)		580	574,220
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.40%, 10/15/27		5,890	5,877,769

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2015-7A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.14%, 10/15/27	USD	620	$607,437
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 3.51%, 07/28/28		570	563,904
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.11%, 07/28/28		650	640,022
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.69%, 10/13/30(a)(b)		670	666,424
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.52%, 04/15/31(a)(b)		4,166	4,123,628
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.48%, 04/20/31(a)(b)		500	491,262
Apidos CLO XVI, Series 2013-16A, Class A1R, (LIBOR USD 3 Month + 0.98%), 3.43%, 01/19/25(a)(b)		355	354,448
Apidos CLO XVIII, Series 2018-18A, Class A1, (LIBOR USD 3 Month + 1.14%), 3.61%, 10/22/30(a)(b)		350	346,709
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.16%, 09/15/26		1,300	1,314,420
Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.45%, 08/15/27		450	448,235
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.61%, 10/15/30(a)(b)		310	307,925
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.91%, 02/17/26(a)(b)		830	826,150
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.95%, 05/28/30(a)(b)		990	987,012
Atrium XII, Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.30%, 04/22/27(a)(b)		380	375,458
Avery Point V CLO Ltd.(a)(b):
Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.43%, 07/17/26		796	793,559
Series 2014-5A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.95%, 07/17/26		650	647,495
Avery Point VI CLO Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.63%, 08/05/27		900	893,063
Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.08%, 08/05/27		590	572,751
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (LIBOR USD 3 Month + 1.50%), 3.94%, 01/15/28(a)(b)		630	630,236
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48		135	133,597
Series 2015-2, Class A, 3.34%, 11/15/48		264	263,028

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Babson CLO Ltd., Series 2015-IA, Class BR, (LIBOR USD 3 Month + 1.40%), 3.87%, 01/20/31(a)(b)	USD	250	$241,178
Bain Capital Credit CLO, Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.43%, 07/19/31(a)(b)		330	326,079
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.42%, 07/20/29(a)(b)		270	267,363
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (LIBOR USD 3 Month + 1.04%), 3.49%, 07/17/28(a)(b)		800	788,967
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (LIBOR USD 3 Month + 1.09%), 3.56%, 04/20/31(a)(b)		360	354,639
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 3.22%, 07/18/27(a)(b)		670	662,961
BlueMountain CLO Ltd.(a)(b):
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.65%, 10/22/30		1,770	1,758,833
Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.47%, 04/20/31		250	245,993
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.81%, 06/15/27		306	306,433
Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.51%, 03/15/28		324	320,839
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-4A, Class AR, (LIBOR USD 3 Month + 1.45%), 3.92%, 01/20/29		5,830	5,832,033
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 3.42%, 04/17/31		800	786,881
Series 2014-3RA, Class A1A, (LIBOR USD 3 Month + 1.05%), 3.56%, 07/27/31		3,360	3,313,753
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.97%, 04/20/27		250	248,872
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 4.47%, 04/20/27		340	338,296
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.11%, 07/28/28		530	524,383
Carlyle US CLO Ltd., Series 2016-4A, Class A2R, (LIBOR USD 3 Month + 1.45%), 3.92%, 10/20/27(a)(b)		250	245,117
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.72%, 07/20/30		1,600	1,591,712
Series 2017-2A, Class B1, (LIBOR USD 3 Month + 1.75%), 4.20%, 10/17/29		810	798,054
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.52%, 06/09/30(a)(b)		550	544,681
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.56%, 10/20/28(a)(b)		2,980	2,955,006
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.70%, 10/17/30		4,530	4,505,708
Series 2017-8A, Class B, (LIBOR USD 3 Month + 1.70%), 4.15%, 10/17/30		750	735,281

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.25%), 4.70%, 10/17/30	USD	250	$237,626
Cent CLO 17 Ltd., Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.55%, 04/30/31(a)(b)		1,860	1,834,088
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.51%, 10/15/26(a)(b)		920	916,475
CIFC Funding Ltd.(a)(b):
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.59%, 10/17/30		4,230	4,216,024
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.00%), 3.44%, 04/18/31		1,230	1,211,602
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 4.27%, 07/20/28(a)(b)		310	295,530
Deer Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 3.65%, 10/20/30(a)(b)		500	495,621
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.56%, 01/15/31(a)(b)		4,900	4,860,570
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.34%, 10/15/27(a)(b)		3,240	3,214,340
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.34%, 04/15/29(a)(b)		330	326,276
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.81%, 08/15/30(a)(b)		1,660	1,643,968
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.33%, 04/15/27(a)(b)		780	774,876
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.40%), 4.02%, 11/15/26		250	246,973
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 4.30%, 11/15/26		350	342,166
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.62%, 10/29/29(a)(b)		420	415,801
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (LIBOR USD 1 Month + 1.55%), 4.01%, 03/15/27(a)(b)		320	317,715
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (LIBOR USD 3 Month + 2.35%), 4.80%, 01/17/27(a)(b)		250	249,711
GSAA Home Equity Trust, Series 2006-5, Class 2A1, (LIBOR USD 1 Month + 0.07%), 2.58%, 03/25/36(a)		639	323,673
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.57%, 07/25/27(a)(b)		3,000	2,999,298
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A1B, (LIBOR USD 3 Month + 1.25%), 3.62%, 07/18/31		250	247,522
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.58%, 02/05/31		3,030	2,978,086

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Home Partners of America Trust, Series 2016-2, Class A, (LIBOR USD 1 Month + 1.15%), 3.61%, 10/17/33(a)(b)	USD	188	$188,540
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.59%, 10/19/28(a)(b)		865	857,289
Invitation Homes Trust, Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.46%, 07/17/37(a)(b)		687	683,417
LCM XXI LP, Series 21A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.35%, 04/20/28(a)(b)		820	811,543
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.59%, 05/15/28(a)(b)		1,810	1,800,427
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 3.40%, 04/19/30(a)(b)		1,090	1,079,745
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.71%, 07/29/30(a)(b)		1,665	1,656,106
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.61%, 06/15/28(a)(b)		420	418,008
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.62%, 12/18/30(a)(b)		430	425,049
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (LIBOR USD 3 Month + 0.97%), 3.44%, 04/21/31(a)(b)		480	469,814
Mid-State Trust VII, Series 7, Class A, 6.34%, 12/15/36		1,622	1,713,879
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.07%, 07/20/24(a)(b)		931	930,987
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.72%, 10/20/30(a)(b)		830	825,470
MP CLO VIII Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.42%, 10/28/27		1,420	1,405,729
Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.42%), 3.93%, 10/28/27		1,500	1,493,744
Navient Private Education Loan Trust(b):
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 4.21%, 10/17/44(a)		895	906,721
Series 2016-AA, Class B, 3.50%, 12/16/58(c)		800	764,257
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.62%, 10/18/30(a)(b)		1,430	1,418,516
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.87%), 3.34%, 10/20/27(a)(b)		500	497,873
OCP CLO Ltd.(a)(b):
Series 2014-5A, Class A1R, (LIBOR USD 3 Month + 1.08%), 3.59%, 04/26/31		140	138,027

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.36%, 10/26/27	USD	380	$376,845
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 3.70%, 07/15/30		2,610	2,597,783
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.59%, 11/20/30		250	235,266
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (LIBOR USD 3 Month + 0.96%), 3.40%, 04/16/31(a)(b)		1,780	1,751,750
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.90%), 3.54%, 05/21/27(a)(b)		3,740	3,729,654
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.36%, 07/17/30(a)(b)		2,755	2,713,511
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.49%, 01/25/31(a)(b)		2,390	2,348,268
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.29%, 07/15/27(a)(b)		370	353,180
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.57%, 03/20/25(a)(b)		2,460	2,449,826
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, (LIBOR USD 3 Month + 1.01%), 3.48%, 10/20/25(a)(b)		117	117,341
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.72%, 05/23/31(a)(b)		4,495	4,416,868
OneMain Financial Issuance Trust(b):
Series 2015-1A, Class A, 3.19%, 03/18/26		194	193,645
Series 2015-1A, Class B, 3.85%, 03/18/26		997	999,700
Series 2015-2A, Class B, 3.10%, 07/18/25		1,020	1,019,314
Series 2016-2A, Class A, 4.10%, 03/20/28		389	389,723
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.72%, 10/22/30(a)(b)		9,195	9,146,551
OZLM VIII Ltd., Series 2014-8A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.66%, 10/17/29(a)(b)		340	329,962
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 4.14%, 01/15/29(a)(b)		2,110	2,086,355
Palmer Square CLO Ltd.(a)(b):
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.47%, 04/18/31		850	835,098
Series 2018-3A, Class A2, (LIBOR USD 3 Month + 1.35%), 3.97%, 08/15/26		776	771,174
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.30%), 3.74%, 10/15/25		1,760	1,760,694
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 0.90%), 3.15%, 11/15/26		665	664,893
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.83%, 11/14/29		1,870	1,863,293
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 4.31%, 11/14/29		780	766,988

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Progress Residential Trust(b):
Series 2015-SFR2, Class A, 2.74%, 06/12/32	USD 777	$766,683
Series 2017-SFR1, Class A, 2.77%, 08/17/34	738	723,618
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.65%, 10/15/30(a)(b)	720	714,870
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.55%, 07/20/28(a)(b)	2,360	2,343,066
Rockford Tower CLO Ltd.(a)(b):
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.19%, 10/15/29	860	847,176
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.66%, 10/20/30	2,090	2,066,811
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.50%, 04/20/31(a)(b)	720	708,038
RR Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.53%, 01/15/30(a)(b)	670	659,376
Silver Creek CLO Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.30%), 4.77%, 07/20/30(a)(b)	500	485,898
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 3.12%, 03/15/24(a)	1,355	1,349,664
SLM Private Education Loan Trust(b):
Series 2011-C, Class A2A, (LIBOR USD 1 Month + 3.25%), 5.71%, 10/17/44(a)	577	587,069
Series 2013-A, Class B, 2.50%, 03/15/47	435	432,817
Series 2013-B, Class B, 3.00%, 05/16/44	585	582,578

Security	Par (000)	Value

Asset-Backed Securities (continued)
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)	USD 990	$962,777
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.66%), 4.13%, 10/20/28(a)(b)	1,010	1,009,840
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.39%), 3.87%, 01/23/29(a)(b)	260	260,305
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(b)	1,445	1,442,679
Steele Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.69%, 01/15/30(a)(b)	1,070	1,064,277
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (LIBOR USD 3 Month + 0.96%), 3.40%, 04/16/31(a)(b)	660	645,736
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.32%, 04/15/28(a)(b)	880	873,067
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.49%, 07/15/28(a)	1,120	1,114,503
TIAA CLO III Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.59%, 01/16/31(a)(b)	910	896,391
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26	1,484	1,457,370
Venture CDO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 3.65%, 10/22/31(a)(b)	660	658,797
Venture CLO Ltd., Series 2018-32A, Class A2A, (LIBOR USD 3 Month + 1.07%), 3.40%, 07/18/31(a)(b)	350	344,273
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (LIBOR USD 3 Month + 1.22%), 3.66%, 10/15/29(a)(b)	3,230	3,230,016
Voya CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.57%, 10/15/30(a)(b)	1,680	1,665,563
York CLO-2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.62%, 01/22/31(a)(b)	1,250	1,236,855
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.72%, 10/20/29	520	518,673
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.22%, 10/20/29	680	670,345

Total Asset-Backed Securities — 6.2% (Cost: $185,982,381)		184,105,205

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 41.2%(z)

Aerospace & Defense — 1.7%
Arconic, Inc., 5.40%, 04/15/21	USD 2,830	$2,858,300
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	2,128	2,099,975
3.80%, 10/07/24	925	923,118
3.85%, 12/15/25	1,450	1,437,569
4.75%, 10/07/44	107	107,438
Boeing Co. (The), 6.13%, 02/15/33	225	284,805
General Dynamics Corp., 3.75%, 05/15/28	805	812,322
Harris Corp.:
2.70%, 04/27/20	522	517,555
4.40%, 06/15/28	3,860	3,842,513
5.05%, 04/27/45	155	159,444
L3 Technologies, Inc.:
4.95%, 02/15/21	360	368,390
3.85%, 06/15/23	1,930	1,932,999
3.95%, 05/28/24	725	723,627
3.85%, 12/15/26	3,110	3,010,659
4.40%, 06/15/28	275	274,939
Lockheed Martin Corp.:
3.10%, 01/15/23	2,700	2,676,115
2.90%, 03/01/25	980	940,600
3.55%, 01/15/26	661	655,904
3.60%, 03/01/35	2,612	2,432,188
4.50%, 05/15/36	262	270,339
4.07%, 12/15/42	1,261	1,203,228
3.80%, 03/01/45	330	300,681
4.70%, 05/15/46	1,535	1,599,518
4.09%, 09/15/52	528	492,841
Northrop Grumman Corp.:
2.55%, 10/15/22	2,100	2,032,071
3.25%, 08/01/23	765	752,856
2.93%, 01/15/25	3,570	3,387,519
3.25%, 01/15/28	3,559	3,320,552
3.85%, 04/15/45	803	708,950
4.03%, 10/15/47	1,335	1,214,196
Raytheon Co., 7.20%, 08/15/27	420	528,575
United Technologies Corp.:
1.95%, 11/01/21	3,190	3,062,243
4.13%, 11/16/28	1,885	1,867,472
4.50%, 06/01/42	2,710	2,560,247
4.15%, 05/15/45	526	470,416

		49,830,164

Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 01/15/34	1,446	1,477,816
3.90%, 02/01/35	1,562	1,414,175
4.05%, 02/15/48	2,340	1,960,106

		4,852,097

Airlines — 0.8%
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(b)	10	9,487
American Airlines Pass-Through Trust:
Series 2015-1, Class B, 3.70%, 05/01/23	48	45,944
Series 2015-2, Class B, 4.40%, 09/22/23	1,957	1,918,960
Series 2016-1, Class B, 5.25%, 01/15/24	64	65,406

Security	Par (000)	Value

Airlines (continued)
Series 2016-2, Class B, 4.38%, 06/15/24(b)	USD 886	$868,508
Series 2017-1, Class B, 4.95%, 02/15/25	154	153,978
Series 2017-2, Class B, 3.70%, 10/15/25	114	110,200
Series 2015-1, Class A, 3.38%, 05/01/27	2,976	2,828,337
Delta Air Lines, Inc.:
2.88%, 03/13/20	11,781	11,702,735
2.60%, 12/04/20	2,460	2,418,950
3.40%, 04/19/21	220	218,164
3.63%, 03/15/22	2,838	2,777,239
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22	24	23,847
Series 2016-1, Class B, 3.65%, 01/07/26	32	31,284
Series 2018-1, Class B, 4.60%, 03/01/26	595	595,249
Series 2015-1, Class AA, 3.45%, 12/01/27	9	8,314
Series 2016-2, Class AA, 2.88%, 10/07/28	275	252,229
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21	36	37,746
Series 2013-1, Class B, 5.38%, 11/15/21	151	155,225

		24,221,802

Auto Components — 0.2%
Aptiv plc, 4.25%, 01/15/26	298	289,906
ZF North America Capital, Inc., 4.75%, 04/29/25(b)	4,749	4,419,739

		4,709,645

Automobiles — 0.8%
BMW US Capital LLC, 2.80%, 04/11/26(b)	740	678,349
Daimler Finance North America LLC(b):
3.10%, 05/04/20	2,575	2,560,756
2.30%, 02/12/21	3,005	2,932,040
3.35%, 05/04/21	3,060	3,050,719
General Motors Co.:
6.25%, 10/02/43	130	121,855
6.75%, 04/01/46	200	193,621
5.40%, 04/01/48(d)	170	144,780
Hyundai Capital America, 2.55%, 04/03/20(b)	7,145	7,052,436
Toyota Motor Corp., 3.67%, 07/20/28	425	430,084
Volkswagen Group of America Finance LLC(b):
3.88%, 11/13/20	2,555	2,567,465
4.00%, 11/12/21	3,525	3,522,811

		23,254,916

Banks — 9.4%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)	2,120	2,089,485
Banco Santander SA, 3.85%, 04/12/23	2,000	1,943,327
Bank of America Corp.:
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)	13,750	13,481,610
5.70%, 01/24/22	145	153,682
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)	1,115	1,115,167
3.30%, 01/11/23	2,966	2,921,092
4.20%, 08/26/24	2,700	2,677,860
Series L, 3.95%, 04/21/25	3,185	3,086,058
3.88%, 08/01/25	5,666	5,605,166
Series L, 4.18%, 11/25/27	1,475	1,417,720
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)	6,140	5,735,678
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(a)	440	427,697
Barclays plc:
(LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/24(a)	3,465	3,368,835
(LIBOR USD 3 Month + 1.90%), 4.97%, 05/16/29(a)	3,590	3,461,397

5

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
4.95%, 01/10/47	USD	1,867	$1,649,862
BNP Paribas SA(b):
2.95%, 05/23/22		3,425	3,300,754
3.80%, 01/10/24		1,916	1,865,458
(USD Swap Semi 5 Year + 3.98%), 7.00%(a)(e)		620	589,775
Citigroup, Inc.:
2.50%, 07/29/19		5,149	5,131,411
2.90%, 12/08/21		5,950	5,853,774
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		1,779	1,721,589
3.75%, 06/16/24		1,360	1,350,464
4.40%, 06/10/25		1,890	1,849,638
4.45%, 09/29/27		209	201,438
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		885	853,944
Citizens Bank NA:
2.25%, 03/02/20		4,956	4,902,943
2.65%, 05/26/22		4,875	4,736,239
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20		2,789	2,758,910
3.13%, 12/10/20		7,540	7,466,256
Discover Bank, 4.65%, 09/13/28		355	348,365
Fifth Third Bank, 2.25%, 06/14/21		2,535	2,474,657
HSBC Holdings plc:
5.10%, 04/05/21		2,000	2,068,220
2.65%, 01/05/22		2,700	2,619,347
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24(a)		2,145	2,133,417
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(e)		3,360	3,025,613
(LIBOR USD 3 Month + 1.53%), 4.58%, 06/19/29(a)		1,150	1,139,924
Huntington National Bank (The), 3.25%, 05/14/21		3,820	3,810,500
ING Groep NV, 4.10%, 10/02/23		5,650	5,646,567
Intesa Sanpaolo SpA(b):
6.50%, 02/24/21		1,200	1,230,217
5.02%, 06/26/24		4,815	4,366,639
JPMorgan Chase & Co.:
2.55%, 03/01/21		1,630	1,607,016
4.63%, 05/10/21		3,527	3,629,729
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)		1,750	1,753,960
2.97%, 01/15/23		4,610	4,494,653
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		5,165	5,174,324
(LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(a)		7,535	7,594,954
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		4,030	3,912,000
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)		1,760	1,677,960
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(a)		1,070	1,066,747
(LIBOR USD 3 Month + 1.33%), 4.45%, 12/05/29(a)		400	406,858
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)		1,100	999,007
KeyBank NA, 3.35%, 06/15/21		1,075	1,078,356
KeyCorp, 4.15%, 10/29/25		750	761,814
Lloyds Banking Group plc:
4.45%, 05/08/25		2,580	2,561,848
4.65%, 03/24/26		4,655	4,376,579
3.75%, 01/11/27		1,942	1,784,110
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		1,080	1,084,059
3.00%, 02/22/22		1,276	1,258,133

Security	Par (000)		Value

Banks (continued)
3.46%, 03/02/23	US	D 8,400	$8,348,433
Mizuho Financial Group, Inc.:
2.63%, 04/12/21(b)		3,350	3,286,462
2.27%, 09/13/21		1,294	1,252,907
2.95%, 02/28/22		12,239	11,998,718
2.60%, 09/11/22		1,745	1,687,805
(LIBOR USD 3 Month + 1.00%), 3.92%, 09/11/24(a)		2,790	2,819,500
Nordea Bank AB(b):
2.13%, 05/29/20		2,295	2,260,166
3.75%, 08/30/23		1,470	1,449,957
Royal Bank of Scotland Group plc(a):
(LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23		4,395	4,226,308
(LIBOR USD 3 Month + 1.91%), 5.08%, 01/27/30		1,285	1,239,082
Santander UK Group Holdings plc, 2.88%, 08/05/21		6,293	6,070,568
Santander UK plc, 5.00%, 11/07/23(b)		4,110	4,013,374
Standard Chartered plc, (LIBOR USD 3 Month + 1.15%), 4.25%, 01/20/23(a)(b)		3,890	3,850,933
Sumitomo Mitsui Trust Bank Ltd.(b):
2.05%, 03/06/19		14,870	14,844,187
1.95%, 09/19/19		4,535	4,494,709
SunTrust Banks, Inc., 4.00%, 05/01/25		1,000	1,003,213
Toronto-Dominion Bank (The), 3.50%, 07/19/23		1,255	1,263,640
UBS Group Funding Switzerland AG(b):
2.95%, 09/24/20		7,375	7,297,026
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		5,500	5,289,821
4.13%, 09/24/25		2,322	2,313,414
UniCredit SpA, (USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(a)(b)		2,141	1,879,293
US Bancorp, 2.95%, 07/15/22		2,700	2,663,261
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)		745	743,982
Wells Fargo & Co.:
2.60%, 07/22/20		1,098	1,087,357
2.55%, 12/07/20		1,391	1,371,399
2.50%, 03/04/21		5,755	5,660,462
3.50%, 03/08/22		1,115	1,111,288
2.63%, 07/22/22		3,390	3,268,844
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)		1,480	1,420,913
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)		3,180	3,176,900
3.63%, 10/22/21		1,035	1,041,125

			278,237,849

Beverages — 0.5%
Anheuser-Busch Cos. LLC(b):
4.70%, 02/01/36		4,555	4,224,297
4.90%, 02/01/46		1,260	1,168,505
Anheuser-Busch InBev Finance, Inc.:
2.63%, 01/17/23		658	626,274
3.30%, 02/01/23		4,870	4,735,338
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 07/15/22		115	109,801
Constellation Brands, Inc., (LIBOR USD 3 Month + 0.70%), 3.21%, 11/15/21(a)		1,550	1,531,434
Keurig Dr. Pepper, Inc.(b):
3.55%, 05/25/21		1,175	1,173,220
4.06%, 05/25/23		1,007	1,003,514
PepsiCo, Inc., 4.00%, 05/02/47		1,085	1,060,685

			15,633,068

6

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Biotechnology — 0.5%
AbbVie, Inc.:
2.30%, 05/14/21	USD	860	$839,852
3.75%, 11/14/23		1,025	1,019,819
3.60%, 05/14/25		1,345	1,290,104
4.25%, 11/14/28		840	815,470
4.50%, 05/14/35		1,994	1,844,663
4.40%, 11/06/42		640	562,822
Amgen, Inc., 4.40%, 05/01/45		1,037	969,790
Baxalta, Inc., 5.25%, 06/23/45		233	236,173
Celgene Corp.:
3.95%, 10/15/20		190	192,044
3.25%, 08/15/22		950	932,694
3.55%, 08/15/22		920	909,895
3.25%, 02/20/23		1,570	1,533,030
Gilead Sciences, Inc.:
2.50%, 09/01/23		1,217	1,174,028
4.60%, 09/01/35		446	450,301
4.00%, 09/01/36		20	18,233
5.65%, 12/01/41		960	1,060,599
4.50%, 02/01/45		946	909,773
4.15%, 03/01/47		1,320	1,215,906

			15,975,196

Building Products — 0.1%
Johnson Controls International plc, 5.13%, 09/14/45		490	489,243
LafargeHolcim Finance US LLC, 4.75%, 09/22/46(b)		2,064	1,792,509

			2,281,752

Capital Markets — 2.3%
Bank of New York Mellon Corp. (The), (LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28(a)		790	770,837
CME Group, Inc., 3.75%, 06/15/28		140	141,879
Credit Suisse Group AG, (LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/24(a)(b)		1,660	1,655,703
Deutsche Bank AG:
2.70%, 07/13/20		3,990	3,880,823
2.95%, 08/20/20		1,495	1,451,072
4.25%, 02/04/21		2,875	2,833,359
4.25%, 10/14/21		860	840,867
Goldman Sachs & Co. LLC, (LIBOR USD 3 Month + 0.44%), 3.06%, 02/08/19(a)		18,000	17,988,770
Goldman Sachs Group, Inc. (The):
2.00%, 04/25/19		813	810,164
2.75%, 09/15/20		1,050	1,039,145
2.35%, 11/15/21		5,186	5,000,399
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)		3,180	2,955,398
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)		3,035	2,920,849
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)		1,460	1,284,809
ING Bank NV, 5.80%, 09/25/23(b)		1,221	1,275,370
Intercontinental Exchange, Inc.:
3.45%, 09/21/23		235	236,180
4.00%, 10/15/23		1,150	1,177,485
3.75%, 09/21/28		595	595,379
Moody’s Corp., 2.75%, 12/15/21		2,091	2,050,637
Morgan Stanley:
2.75%, 05/19/22		3,860	3,755,319
6.25%, 08/09/26		880	974,441

Security	Par (000)		Value

Capital Markets (continued)
3.63%, 01/20/27	USD	1,630	$1,549,148
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)		6,050	5,720,298
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)		4,175	3,994,535
Northern Trust Corp., (LIBOR USD 3 Month + 1.13%), 3.38%, 05/08/32(a)		1,705	1,586,514
Nuveen LLC, 4.00%, 11/01/28(b)		750	772,820
S&P Global, Inc., 4.00%, 06/15/25		245	249,470
State Street Corp., 2.65%, 05/19/26		983	920,373

			68,432,043

Chemicals — 0.4%
Air Liquide Finance SA, 2.50%, 09/27/26(b)		460	423,068
Dow Chemical Co. (The):
9.00%, 04/01/21		915	1,014,625
4.38%, 11/15/42		491	430,875
4.63%, 10/01/44		733	666,026
DowDuPont, Inc.:
4.49%, 11/15/25		4,360	4,488,951
5.42%, 11/15/48		2,380	2,472,684
SABIC Capital II BV, 4.00%, 10/10/23(b)		214	212,663
Sherwin-Williams Co. (The):
4.00%, 12/15/42		398	334,626
4.50%, 06/01/47		680	613,200

			10,656,718

Commercial Services & Supplies — 0.1%
Republic Services, Inc.:
4.75%, 05/15/23		710	743,181
2.90%, 07/01/26		1,069	1,008,315
3.95%, 05/15/28		805	805,520
Waste Management, Inc., 3.90%, 03/01/35		797	773,564

			3,330,580

Communications Equipment — 0.0%
Cisco Systems, Inc., 2.95%, 02/28/26		501	477,682
Juniper Networks, Inc., 3.30%, 06/15/20		1,064	1,060,018

			1,537,700

Consumer Finance — 1.9%
AerCap Ireland Capital DAC:
4.63%, 10/30/20		3,990	4,017,842
4.50%, 05/15/21		2,425	2,431,998
American Express Co., 3.70%, 08/03/23		2,055	2,060,942
American Express Credit Corp., 2.25%, 08/15/19		2,894	2,880,857
Capital One Financial Corp.:
2.40%, 10/30/20		2,295	2,246,847
3.45%, 04/30/21		1,695	1,694,203
3.75%, 03/09/27		765	710,528
Discover Financial Services, 4.10%, 02/09/27		893	833,677
Ford Motor Credit Co. LLC:
3.16%, 08/04/20		410	401,772
3.20%, 01/15/21		1,060	1,027,940
5.75%, 02/01/21		2,960	3,018,896
3.34%, 03/18/21		205	198,914
5.88%, 08/02/21		545	558,935
3.22%, 01/09/22		6,600	6,197,838
2.98%, 08/03/22		1,710	1,580,410
4.25%, 09/20/22		1,752	1,679,550
3.10%, 05/04/23		620	560,468
General Motors Financial Co., Inc.:
3.10%, 01/15/19		651	650,974
4.20%, 03/01/21		1,121	1,120,398
3.20%, 07/06/21		8,819	8,614,454

7

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
4.20%, 11/06/21	USD	1,455	$1,454,345
3.45%, 04/10/22		340	328,801
3.15%, 06/30/22		3,760	3,591,393
4.00%, 01/15/25		2,580	2,413,375
4.00%, 10/06/26		954	856,522
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)		1,650	1,594,358
Synchrony Financial:
2.60%, 01/15/19		1,381	1,380,529
2.70%, 02/03/20		742	729,396
Toyota Motor Credit Corp., 3.05%, 01/11/28		790	762,285

			55,598,447

Containers & Packaging — 0.0%
International Paper Co., 4.80%, 06/15/44		618	554,105

Diversified Consumer Services — 0.1%
Boston University, Series CC, 4.06%, 10/01/48		560	561,717
Massachusetts Institute of Technology, 3.96%, 07/01/38		1,866	1,915,677

			2,477,394

Diversified Financial Services — 0.4%
AXA Equitable Holdings, Inc.(b):
3.90%, 04/20/23		210	207,398
5.00%, 04/20/48		960	851,550
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		3,090	2,588,081
ORIX Corp., 2.90%, 07/18/22		1,555	1,519,388
Shell International Finance BV:
2.25%, 01/06/23		2,310	2,221,577
3.25%, 05/11/25		645	635,995
3.63%, 08/21/42		821	744,229
Synchrony Bank, 3.65%, 05/24/21		3,590	3,512,622
Woodside Finance Ltd., 3.65%, 03/05/25(b)		236	224,160

			12,505,000

Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
3.40%, 05/15/25		510	480,243
4.13%, 02/17/26		320	312,705
4.30%, 02/15/30		9,090	8,589,920
5.25%, 03/01/37		1,099	1,079,468
4.35%, 06/15/45		3,160	2,670,412
5.15%, 02/15/50		1,680	1,556,368
Deutsche Telekom International Finance BV, 4.38%, 06/21/28(b)		900	886,153
Telefonica Emisiones SA, 4.67%, 03/06/38		2,490	2,252,432
TELUS Corp., 4.60%, 11/16/48		190	188,339
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 3.20%, 05/22/20(a)		6,352	6,338,129
4.33%, 09/21/28		10,977	11,022,113
4.50%, 08/10/33		2,820	2,783,582
4.40%, 11/01/34		600	578,275
4.13%, 08/15/46		1,060	935,213
5.50%, 03/16/47		3,700	3,934,638

			43,607,990

Electric Utilities — 2.1%
AEP Texas, Inc., 3.95%, 06/01/28(b)		2,070	2,073,087
AEP Transmission Co. LLC, 4.25%, 09/15/48		1,130	1,138,593
Alabama Power Co.:
3.75%, 03/01/45		360	332,029
Series B, 3.70%, 12/01/47		590	537,862
Series A, 4.30%, 07/15/48		915	916,476

Security	Par (000)		Value

Electric Utilities (continued)
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)	USD	430	$432,652
Baltimore Gas & Electric Co.:
3.50%, 08/15/46		798	708,170
3.75%, 08/15/47		575	527,265
4.25%, 09/15/48		570	566,043
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		1,255	1,219,351
DTE Electric Co., Series A, 4.05%, 05/15/48		1,415	1,402,120
Duke Energy Carolinas LLC:
3.95%, 11/15/28		1,340	1,374,731
3.70%, 12/01/47		575	522,261
Duke Energy Corp., 4.80%, 12/15/45		1,900	1,935,158
Duke Energy Florida LLC:
3.80%, 07/15/28		855	863,545
4.20%, 07/15/48		570	567,539
Duke Energy Progress LLC:
3.00%, 09/15/21		395	395,564
3.25%, 08/15/25		895	870,913
3.70%, 09/01/28		2,080	2,101,117
4.20%, 08/15/45		670	664,830
Emera US Finance LP:
2.15%, 06/15/19		1,705	1,691,060
2.70%, 06/15/21		2,554	2,488,097
Entergy Corp., 2.95%, 09/01/26		2,020	1,863,608
Entergy Louisiana LLC:
5.40%, 11/01/24		340	373,735
4.20%, 09/01/48		1,265	1,248,517
Eversource Energy, Series L, 2.90%, 10/01/24		2,430	2,328,825
Exelon Corp.:
2.45%, 04/15/21		470	459,677
4.95%, 06/15/35		400	402,760
4.45%, 04/15/46		2,680	2,520,837
FirstEnergy Transmission LLC, 4.35%, 01/15/25(b)		3,195	3,228,418
Florida Power & Light Co.:
3.95%, 03/01/48		785	766,664
4.13%, 06/01/48		1,255	1,258,215
ITC Holdings Corp., 2.70%, 11/15/22		1,345	1,300,046
Kansas City Power & Light Co., 4.20%, 03/15/48		2,115	2,051,271
MidAmerican Energy Co., 4.40%, 10/15/44		740	762,389
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		470	466,652
Northern States Power Co.:
3.40%, 08/15/42		1,325	1,194,130
4.00%, 08/15/45		560	545,727
4.20%, 09/01/48		405	398,339
Ohio Power Co., Series G, 6.60%, 02/15/33		1,165	1,454,432
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		1,000	1,042,661
Pacific Gas & Electric Co., 6.05%, 03/01/34		540	500,341
PacifiCorp, 4.13%, 01/15/49		340	334,589
Public Service Electric & Gas Co., 3.65%, 09/01/28		1,440	1,457,967
Southern Co. (The), 4.40%, 07/01/46		2,255	2,073,384
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28		735	737,603
Tampa Electric Co.:
2.60%, 09/15/22		1,030	998,538
4.30%, 06/15/48		215	205,448
4.45%, 06/15/49		520	506,935
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		2,064	2,055,268
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		1,365	1,330,941
Series A, 3.15%, 01/15/26		310	299,371
Series A, 3.50%, 03/15/27		2,683	2,642,285
4.00%, 01/15/43		760	717,761

8

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
4.45%, 02/15/44	USD	794	$798,424
Series B, 4.20%, 05/15/45		1,409	1,366,809

			63,021,030

Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22		1,023	994,963

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 3.20%, 04/01/24		1,036	1,004,547
Corning, Inc., 4.38%, 11/15/57		3,250	2,727,727
Tyco Electronics Group SA:
3.45%, 08/01/24		315	306,602
3.13%, 08/15/27		670	619,745

			4,658,621

Energy Equipment & Services — 0.3%
Halliburton Co.:
3.80%, 11/15/25		6,425	6,225,753
5.00%, 11/15/45		33	32,400
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		2,393	2,372,259

			8,630,412

Entertainment — 0.3%
NBCUniversal Media LLC, 4.45%, 01/15/43		870	838,619
Viacom, Inc.:
4.50%, 03/01/21		1,345	1,368,768
6.88%, 04/30/36		440	472,192
Warner Media LLC:
2.10%, 06/01/19		3,584	3,563,458
3.60%, 07/15/25		886	839,150
3.80%, 02/15/27		885	830,398
4.65%, 06/01/44		285	249,428
4.85%, 07/15/45		1,759	1,578,298

			9,740,311

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
3.30%, 02/15/21		1,090	1,083,748
3.45%, 09/15/21		1,247	1,246,766
3.50%, 01/31/23		318	312,522
3.00%, 06/15/23		3,380	3,251,978
5.00%, 02/15/24		302	312,400
4.40%, 02/15/26		214	213,833
CC Holdings GS V LLC, 3.85%, 04/15/23		690	683,298
Crown Castle International Corp.:
3.40%, 02/15/21		572	571,800
2.25%, 09/01/21		2,097	2,027,422
3.20%, 09/01/24		4,245	4,027,253
GLP Capital LP, 5.25%, 06/01/25		2,013	1,998,748

			15,729,768

Food & Staples Retailing — 0.3%
Kroger Co. (The), 2.65%, 10/15/26		2,450	2,181,629
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24		620	610,572
3.45%, 06/01/26		4,840	4,553,896
4.80%, 11/18/44		92	83,763
Walmart, Inc.:
3.55%, 06/26/25		1,195	1,208,179
4.05%, 06/29/48		530	527,360

			9,165,399

Food Products — 0.2%
Campbell Soup Co., 8.88%, 05/01/21		560	619,012
Conagra Brands, Inc., 3.80%, 10/22/21		355	355,125

Security	Par (000)		Value

Food Products (continued)
General Mills, Inc.:
3.20%, 04/16/21	USD	1,010	$1,004,454
4.00%, 04/17/25		805	792,236
Tyson Foods, Inc.:
3.90%, 09/28/23		510	509,290
3.95%, 08/15/24		1,500	1,491,301
3.55%, 06/02/27		1,145	1,067,075
5.10%, 09/28/48		480	460,608

			6,299,101

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories:
3.88%, 09/15/25		400	405,034
3.75%, 11/30/26		3,352	3,310,424
Baxter International, Inc., 1.70%, 08/15/21		110	105,534
Becton Dickinson and Co.:
2.13%, 06/06/19		5,305	5,274,097
2.68%, 12/15/19		1,757	1,740,293
2.89%, 06/06/22		3,780	3,661,005
3.30%, 03/01/23		1,150	1,129,835
4.69%, 12/15/44		279	261,134
Covidien International Finance SA, 2.95%, 06/15/23		710	695,157
Edwards Lifesciences Corp., 4.30%, 06/15/28		395	399,359
Medtronic, Inc.:
3.50%, 03/15/25		1,030	1,025,931
4.38%, 03/15/35		3,160	3,235,333

			21,243,136

Health Care Providers & Services — 1.3%
Aetna, Inc.:
4.50%, 05/15/42		694	644,268
4.13%, 11/15/42		548	474,396
4.75%, 03/15/44		565	539,075
AHS Hospital Corp., 5.02%, 07/01/45		1,507	1,673,877
Anthem, Inc.:
3.50%, 08/15/24		270	264,836
4.10%, 03/01/28		745	730,201
CHRISTUS Health, Series C, 4.34%, 07/01/28		767	782,698
Cigna Corp., 3.25%, 04/15/25		3,157	3,000,266
CVS Health Corp.:
4.00%, 12/05/23		1,795	1,800,129
4.10%, 03/25/25		2,965	2,935,416
4.78%, 03/25/38		740	709,109
5.13%, 07/20/45		3,860	3,757,359
5.05%, 03/25/48		2,280	2,217,551
Halfmoon Parent, Inc., 3.20%, 09/17/20(b)		6,055	6,030,113
HCA, Inc., 6.50%, 02/15/20		2,830	2,900,750
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		1,130	1,122,147
Mercy Health, Series 2018, 4.30%, 07/01/28		210	214,221
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48		886	857,801
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		731	772,782
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23		1,549	1,563,208
Sutter Health, Series 2018, 3.70%, 08/15/28		209	209,573
UnitedHealth Group, Inc.:
2.70%, 07/15/20		687	684,545
3.75%, 07/15/25		1,440	1,457,664
3.70%, 12/15/25		880	888,781
3.10%, 03/15/26		490	472,891
3.85%, 06/15/28		370	374,032
4.63%, 07/15/35		275	291,498

9

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
3.95%, 10/15/42	USD	1,434	$1,367,007
4.20%, 01/15/47		179	177,859
3.75%, 10/15/47		30	27,455
4.45%, 12/15/48		280	288,214

			39,229,722

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.:
3.70%, 01/30/26		1,155	1,132,236
4.70%, 12/09/35		1,340	1,345,909
3.70%, 02/15/42		490	423,579
4.88%, 12/09/45		1,285	1,293,538
4.45%, 03/01/47		690	659,710
4.45%, 09/01/48		200	190,256

			5,045,228

Household Durables — 0.2%
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		344	319,920
Lennar Corp., 4.13%, 01/15/22		3,020	2,899,200
Toll Brothers Finance Corp., 5.88%, 02/15/22		2,830	2,844,150

			6,063,270

Industrial Conglomerates — 0.0%
Honeywell International, Inc., 3.81%, 11/21/47		575	545,844

Insurance — 0.5%
Aon Corp., 4.50%, 12/15/28		2,865	2,900,266
Aon plc, 4.75%, 05/15/45		394	386,601
Hartford Financial Services Group, Inc. (The), 4.30%, 04/15/43		360	334,437
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/23		565	573,259
3.50%, 06/03/24		2,194	2,161,164
3.50%, 03/10/25		730	717,122
3.75%, 03/14/26		74	73,127
4.35%, 01/30/47		159	148,276
4.20%, 03/01/48		980	890,083
MetLife, Inc., 4.13%, 08/13/42		470	440,063
Principal Financial Group, Inc., 4.30%, 11/15/46		430	395,634
Prudential Financial, Inc., 3.88%, 03/27/28		1,720	1,728,519
Travelers Cos., Inc. (The), 4.60%, 08/01/43		1,073	1,112,555
Trinity Acquisition plc, 4.40%, 03/15/26		955	948,998
Willis North America, Inc., 3.60%, 05/15/24		2,132	2,081,600

			14,891,704

Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24		755	759,728

Internet & Direct Marketing Retail — 0.0%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		1,170	1,140,112

IT Services — 0.6%
DXC Technology Co., 2.88%, 03/27/20		1,056	1,046,874
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		116	116,527
3.00%, 08/15/26		3,510	3,229,083
4.50%, 08/15/46		421	382,875
Series 30Y, 4.75%, 05/15/48		1,710	1,589,540
Fiserv, Inc.:
3.85%, 06/01/25		850	842,430
4.20%, 10/01/28		670	668,657
IBM Credit LLC, 3.45%, 11/30/20		1,135	1,140,868
International Business Machines Corp., 2.90%, 11/01/21		485	478,436

Security	Par (000)		Value
Total System Services, Inc.:
3.80%, 04/01/21	USD	450	$449,911
3.75%, 06/01/23		730	724,061
4.80%, 04/01/26		2,949	2,971,945
VeriSign, Inc., 4.63%, 05/01/23		1,250	1,231,250
Visa, Inc.:
3.15%, 12/14/25		585	574,874
4.15%, 12/14/35		939	971,123
4.30%, 12/14/45		520	537,411

			16,955,865

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
3.15%, 01/15/23		705	690,900
3.00%, 04/15/23		1,860	1,809,572
2.95%, 09/19/26		3,206	2,958,645

			5,459,117

Media — 1.8%
CBS Corp., 2.30%, 08/15/19		1,622	1,609,972
Charter Communications Operating LLC:
3.58%, 07/23/20		7,000	6,992,453
4.46%, 07/23/22		1,770	1,787,002
4.50%, 02/01/24		3,270	3,265,034
4.91%, 07/23/25		2,339	2,325,808
6.38%, 10/23/35		3,847	3,948,742
5.75%, 04/01/48		1,455	1,362,489
Comcast Corp.:
3.30%, 10/01/20		3,320	3,332,699
3.15%, 03/01/26		2,410	2,305,923
4.15%, 10/15/28		1,590	1,614,538
4.25%, 10/15/30		1,295	1,309,643
4.40%, 08/15/35		1,171	1,132,820
3.20%, 07/15/36		2,947	2,535,027
3.40%, 07/15/46		4,196	3,476,705
4.95%, 10/15/58		985	1,001,401
Cox Communications, Inc., 3.15%, 08/15/24(b)		4,640	4,463,697
Discovery Communications LLC:
4.38%, 06/15/21		1,140	1,160,095
3.80%, 03/13/24		1,300	1,268,192
3.95%, 06/15/25(b)		1,000	960,571
5.20%, 09/20/47		460	422,757
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		400	400,495
3.75%, 10/01/21		215	216,341
Time Warner Cable LLC:
5.00%, 02/01/20		1,291	1,309,106
4.13%, 02/15/21		2,660	2,670,896
4.00%, 09/01/21		372	369,739
5.50%, 09/01/41		903	822,889
4.50%, 09/15/42		132	106,115

			52,171,149

Metals & Mining — 0.2%
Anglo American Capital plc, 3.63%, 09/11/24(b)		1,755	1,658,913
Barrick Gold Corp., 5.25%, 04/01/42		585	584,976
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		620	677,344
Newmont Mining Corp., 3.50%, 03/15/22		2,210	2,186,936
Nucor Corp., 5.20%, 08/01/43		693	734,937

			5,843,106

Multi-Utilities — 0.2%
Ameren Illinois Co., 3.80%, 05/15/28		890	905,376
Consumers Energy Co., 4.05%, 05/15/48		625	616,298
DTE Energy Co., Series D, 3.70%, 08/01/23		730	724,889

10

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Multi-Utilities (continued)
NiSource, Inc.:
2.65%, 11/17/22	USD	195	$186,690
3.49%, 05/15/27		1,850	1,765,352
WEC Energy Group, Inc., 3.38%, 06/15/21		320	319,799

			4,518,404

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.:
0.00%, 10/10/36(f)		2,000	834,099
6.20%, 03/15/40		1,800	1,859,839
Andeavor Logistics LP:
5.25%, 01/15/25		1,400	1,425,152
4.25%, 12/01/27		530	500,323
5.20%, 12/01/47		970	873,273
Antero Resources Corp.:
5.13%, 12/01/22		2,830	2,660,200
5.63%, 06/01/23		3,020	2,869,000
Apache Corp.:
2.63%, 01/15/23		1,034	976,721
5.10%, 09/01/40		760	688,359
4.75%, 04/15/43		2,190	1,878,495
Buckeye Partners LP, 4.88%, 02/01/21		2,755	2,785,611
Cimarex Energy Co.:
4.38%, 06/01/24		2,115	2,103,224
3.90%, 05/15/27		1,460	1,354,793
Concho Resources, Inc., 3.75%, 10/01/27		4,030	3,793,696
Continental Resources, Inc.:
5.00%, 09/15/22		2,922	2,901,267
4.50%, 04/15/23		7,318	7,202,209
3.80%, 06/01/24		1,345	1,273,270
Diamondback Energy, Inc., 4.75%, 11/01/24(b)		435	419,775
Enbridge, Inc.:
2.90%, 07/15/22		1,705	1,650,035
3.70%, 07/15/27		1,360	1,288,116
(LIBOR 3 Month + 3.42%), 5.50%, 07/15/77(a)		1,230	1,041,447
Energy Transfer Operating LP:
5.20%, 02/01/22		1,100	1,129,657
4.90%, 02/01/24		270	273,262
6.50%, 02/01/42		1,850	1,846,346
Energy Transfer Partners LP:
5.75%, 09/01/20		330	338,677
5.88%, 03/01/22		2,750	2,861,305
5.00%, 10/01/22		840	857,253
4.50%, 11/01/23		3,535	3,536,147
Enterprise Products Operating LLC:
4.45%, 02/15/43		1,742	1,580,780
5.10%, 02/15/45		408	409,480
EOG Resources, Inc., 4.15%, 01/15/26		859	881,655
Exxon Mobil Corp., 1.82%, 03/15/19		3,177	3,171,147
Hess Corp., 5.80%, 04/01/47		600	538,529
Kinder Morgan Energy Partners LP:
6.38%, 03/01/41		210	222,876
5.00%, 03/01/43		585	530,836
Kinder Morgan, Inc.:
3.15%, 01/15/23		3,420	3,323,340
5.55%, 06/01/45		250	247,592
5.05%, 02/15/46		2,845	2,597,874
Marathon Oil Corp., 2.70%, 06/01/20		2,300	2,266,016
Marathon Petroleum Corp.:
5.13%, 03/01/21		2,735	2,813,948
4.75%, 12/15/23(b)		4,080	4,186,469
5.85%, 12/15/45		1,225	1,209,445
MPLX LP:
4.88%, 06/01/25		1,290	1,301,820

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
5.20%, 03/01/47	USD	624	$574,390
5.50%, 02/15/49		440	427,994
NGPL PipeCo LLC, 4.38%, 08/15/22(b)		2,481	2,412,772
Northwest Pipeline LLC, 4.00%, 04/01/27		2,085	2,026,554
Pioneer Natural Resources Co.:
3.95%, 07/15/22		230	230,683
4.45%, 01/15/26		6,490	6,552,622
Plains All American Pipeline LP, 3.65%, 06/01/22		230	225,798
Rockies Express Pipeline LLC, 5.63%, 04/15/20(b)		2,900	2,900,000
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23		1,380	1,453,942
5.75%, 05/15/24		2,985	3,114,421
5.63%, 03/01/25		2,230	2,315,765
5.88%, 06/30/26		5,288	5,598,956
Spectra Energy Partners LP, 4.50%, 03/15/45		2,080	1,880,791
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		2,740	2,483,005
Texas Eastern Transmission LP(b):
3.50%, 01/15/28		1,318	1,244,358
4.15%, 01/15/48		505	449,467
TransCanada PipeLines Ltd.:
4.88%, 01/15/26		2,505	2,592,741
4.25%, 05/15/28		1,145	1,133,940
6.10%, 06/01/40		990	1,104,958
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		3,472	4,197,254
4.00%, 03/15/28		2,050	2,004,571
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)		200	202,250
Valero Energy Corp.:
3.65%, 03/15/25		1,786	1,704,366
3.40%, 09/15/26		1,139	1,044,847
Williams Cos., Inc. (The):
4.13%, 11/15/20		1,250	1,259,926
4.00%, 11/15/21		2,225	2,233,654
3.70%, 01/15/23		870	848,694
4.55%, 06/24/24		660	666,409
4.00%, 09/15/25		1,835	1,771,806
Series A, 7.50%, 01/15/31		665	793,820
5.75%, 06/24/44		1,200	1,206,035

			133,160,147

Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)		775	803,035
3.73%, 07/15/23(b)		670	676,376
7.38%, 12/01/25		1,203	1,450,649
Suzano Austria GmbH, 6.00%, 01/15/29(b)		517	526,694

			3,456,754

Pharmaceuticals — 1.1%
Allergan Finance LLC, 3.25%, 10/01/22		4,990	4,878,825
Allergan Funding SCS, 3.80%, 03/15/25		7,925	7,736,572
Bayer US Finance II LLC(b):
3.38%, 07/15/24		206	195,962
3.60%, 07/15/42		828	610,896
Bayer US Finance LLC, 3.38%, 10/08/24(b)		327	308,359
GlaxoSmithKline Capital plc, 2.85%, 05/08/22		2,415	2,385,715
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		690	701,189
Johnson & Johnson:
2.63%, 01/15/25		1,205	1,160,583
2.45%, 03/01/26		230	216,020
3.63%, 03/03/37		245	235,666
Merck & Co., Inc., 3.60%, 09/15/42		200	188,915

11

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19	USD 5,310	$5,235,585
2.40%, 09/23/21	575	556,016
3.20%, 09/23/26	2,244	2,030,644
Takeda Pharmaceutical Co. Ltd.(b):
3.80%, 11/26/20	1,130	1,136,817
4.40%, 11/26/23	2,750	2,780,119
5.00%, 11/26/28	1,785	1,823,128
Wyeth LLC:
6.45%, 02/01/24	225	257,637
5.95%, 04/01/37	1,360	1,631,001

		34,069,649

Road & Rail — 0.6%
Ashtead Capital, Inc., 4.13%, 08/15/25(b)	3,000	2,745,000
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45	559	541,964
4.70%, 09/01/45	355	371,197
4.13%, 06/15/47	1,110	1,074,232
CSX Corp.:
4.25%, 03/15/29	1,370	1,390,963
4.75%, 11/15/48	700	707,596
4.25%, 11/01/66	1,255	1,084,987
Norfolk Southern Corp.:
3.65%, 08/01/25	1,015	1,020,296
2.90%, 06/15/26	965	913,779
4.05%, 08/15/52	772	689,463
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)	2,744	2,564,452
Ryder System, Inc., 3.75%, 06/09/23	110	109,324
Union Pacific Corp.:
3.38%, 02/01/35	2,390	2,091,647
3.60%, 09/15/37	1,490	1,331,653
3.80%, 10/01/51	1,550	1,314,652
3.88%, 02/01/55	1,224	1,045,102

		18,996,307

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.:
2.50%, 12/05/21	2,030	1,981,586
3.90%, 12/15/25	283	277,719
3.50%, 12/05/26	2,680	2,565,041
5.30%, 12/15/45	481	505,983
Applied Materials, Inc.:
3.90%, 10/01/25	1,850	1,861,672
5.10%, 10/01/35	910	968,436
4.35%, 04/01/47	1,413	1,381,474
Broadcom Corp.:
2.38%, 01/15/20	6,086	6,009,993
3.00%, 01/15/22	8,612	8,282,190
2.65%, 01/15/23	1,163	1,082,337
Lam Research Corp.:
2.75%, 03/15/20	1,081	1,070,842
2.80%, 06/15/21	555	548,819
NVIDIA Corp., 3.20%, 09/16/26	1,325	1,256,692
NXP BV(b):
4.13%, 06/15/20	3,200	3,185,120
4.13%, 06/01/21	7,065	6,976,688
4.63%, 06/15/22	575	566,375
3.88%, 09/01/22	2,373	2,278,080
4.88%, 03/01/24	1,475	1,481,475
QUALCOMM, Inc.:
2.60%, 01/30/23	1,795	1,727,370
2.90%, 05/20/24	785	747,474
4.80%, 05/20/45	872	830,581
4.30%, 05/20/47	2,430	2,158,213

Security	Par (000)		Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.:
2.25%, 05/01/23	USD	460	$442,050
4.15%, 05/15/48		1,105	1,102,602

			49,288,812

Software — 0.8%
Autodesk, Inc., 3.50%, 06/15/27		3,545	3,313,503
Microsoft Corp.:
3.50%, 02/12/35		2,108	2,011,888
3.45%, 08/08/36		3,850	3,626,160
3.70%, 08/08/46		2,928	2,804,975
Oracle Corp.:
2.50%, 10/15/22		195	189,785
2.40%, 09/15/23		565	542,192
3.40%, 07/08/24		935	933,142
2.65%, 07/15/26		125	115,845
3.90%, 05/15/35		1,497	1,432,964
4.00%, 07/15/46		1,232	1,149,561
4.00%, 11/15/47		120	111,804
4.38%, 05/15/55		826	809,721
VMware, Inc., 2.30%, 08/21/20		8,291	8,120,685

			25,162,225

Specialty Retail — 0.1%
Home Depot, Inc. (The):
3.90%, 12/06/28		160	163,881
5.88%, 12/16/36		1,000	1,201,452
3.50%, 09/15/56		275	231,228
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,200	1,077,565

			2,674,126

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.:
3.00%, 02/09/24		2,553	2,521,259
2.85%, 05/11/24		4,885	4,766,008
3.85%, 05/04/43		2,260	2,140,173
3.45%, 02/09/45		630	557,848
4.65%, 02/23/46		238	251,932
Dell International LLC, 8.35%, 07/15/46(b)		375	406,046
Seagate HDD Cayman, 4.25%, 03/01/22		535	511,290

			11,154,556

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 3.00%, 05/22/22(b)		3,040	2,936,458

Tobacco — 0.3%
Altria Group, Inc.:
2.85%, 08/09/22		415	398,390
4.00%, 01/31/24		2,030	1,994,975
BAT Capital Corp.:
3.22%, 08/15/24		520	478,969
4.54%, 08/15/47		1,724	1,372,391
Reynolds American, Inc., 4.45%, 06/12/25		5,695	5,491,316

			9,736,041

Trading Companies & Distributors — 0.1%
Air Lease Corp., 2.63%, 07/01/22		1,255	1,189,619
GATX Corp.:
2.60%, 03/30/20		1,182	1,170,510
3.85%, 03/30/27		790	750,622

			3,110,751

Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., 5.00%, 03/15/44		320	332,765

12

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21	USD	3,792	$3,744,168
4.74%, 03/20/25		9,410	9,233,563
Vodafone Group plc:
3.75%, 01/16/24		2,870	2,828,762
4.13%, 05/30/25		1,210	1,195,348
5.25%, 05/30/48		3,235	3,037,135

			20,371,741

Total Corporate Bonds — 41.2% (Cost: $1,251,804,325)			1,223,920,023

Foreign Agency Obligations — 0.0%

France — 0.0%
Electricite de France SA, 4.50%, 09/21/28(b)		1,110	1,075,853

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36(b)		200	202,000

Total Foreign Agency Obligations — 0.0% (Cost: $1,308,594)			1,277,853

Foreign Government Obligations — 1.7%

Colombia — 0.3%
Republic of Colombia:
7.50%, 08/26/26	COP	3,817,000	1,237,150
3.88%, 04/25/27	USD	6,600	6,298,050
7.00%, 06/30/32	COP	2,757,000	835,865

			8,371,065

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD	2,860	3,048,720

Indonesia — 0.1%
Republic of Indonesia:
4.10%, 04/24/28(d)		1,130	1,094,688
7.50%, 05/15/38	IDR	12,239,000	774,938

			1,869,626

Mexico — 0.7%
United Mexican States:
4.15%, 03/28/27	USD	18,821	18,138,739
7.50%, 06/03/27	MXN	78	369,463
7.75%, 11/23/34		142	656,662
10.00%, 11/20/36		80	447,560
8.50%, 11/18/38		180	880,513
7.75%, 11/13/42		180	807,399

			21,300,336

Security	Par (000)		Value

Oman — 0.0%
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25(b)	USD	833	$792,391

Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25		2,850	2,827,912

Peru — 0.1%
Republic of Peru, 7.35%, 07/21/25		3,050	3,701,175

Philippines — 0.2%
Republic of the Philippines, 3.00%, 02/01/28		5,080	4,806,950

South Africa — 0.0%
Republic of South Africa, 8.75%, 02/28/48	ZAR	6,505	402,101

Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27	USD	2,680	2,686,030

Total Foreign Government Obligations — 1.7% (Cost: $51,451,617)			49,806,306

Municipal Bonds — 5.0%
Adams & Weld Counties School District No. 27J, Series 2017, GO, 5.00%, 12/01/42		410	467,498
American Municipal Power, Inc. (Combined Hydroelectric Project);
Series 2010B, RB, 7.83%, 02/15/41		350	512,921
Series 2009B, RB, 6.45%, 02/15/44		875	1,123,465
Arizona State University, Series 2017B, RB, 5.00%, 07/01/43		270	306,542
Bay Area Toll Authority, Series 2010S-1, RB, 7.04%, 04/01/50		1,385	1,967,794
Berks County Industrial Development Authority (Tower Health Project);
Series 2017, RB, 5.00%, 11/01/47		420	454,205
Series 2017, RB, 5.00%, 11/01/50		390	419,347
Buena Park School District, Series 2018, GO, 5.00%, 08/01/47		210	238,829
California Infrastructure & Economic Development Bank;
Series 2017, RB, 5.00%, 05/15/47		170	193,263
Series 2017, RB, 5.00%, 05/15/52		170	192,239
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		420	468,749
Chicago O’Hare International Airport, Series 2018C, RB, 4.47%, 01/01/49		960	973,930
City & County of Denver, Series 2016A, RB, 5.00%, 08/01/44		690	772,972
City of Atlanta;
Series 2015, RB, 5.00%, 11/01/40		200	222,280
Series 2018A, RB, 5.00%, 11/01/41		620	707,767
Series 2018B, RB, 5.00%, 11/01/47		420	477,376
City of Aurora;
Series 2016, RB, 5.00%, 08/01/41		840	947,638
Series 2016, RB, 5.00%, 08/01/46		340	383,078
City of Cartersville, Series 2018, RB, 5.00%, 06/01/48		420	479,174

13

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds (continued)
City of Cleveland, Series 2018, GO, 5.00%, 12/01/43	USD	1,255	$1,418,765
City of Colorado Springs Utilities System, Series 2017A-2, RB, 5.00%, 11/15/42		1,000	1,142,940
City of Columbia Waterworks & Sewer System;
Series 2018, RB, 5.00%, 02/01/42		320	366,960
Series 2018, RB, 5.00%, 02/01/48		340	388,164
City of New York;
Series 2018F, Sub-Series F-1, GO, 5.00%, 04/01/40		610	696,193
Series 2018F, Sub-Series F-1, GO, 5.00%, 04/01/45		960	1,090,714
City of San Antonio Electric & Gas Systems, Series 2010A, RB, 5.81%, 02/01/41		815	1,033,428
Clark County School District;
Series 2018A, GO, 5.00%, 06/15/30		220	256,166
Series 2018A, GO, 5.00%, 06/15/31		470	544,749
Series 2018A, GO, 5.00%, 06/15/33		520	598,088
Series 2018A, GO, 5.00%, 06/15/34		500	570,260
Commonwealth of Massachusetts;
Series 2017F, GO, 5.00%, 11/01/40		1,350	1,542,226
Series 2018A, GO, 5.00%, 01/01/45		570	647,731
Series 2017F, GO, 5.00%, 11/01/45		440	499,022
Series 2018A, GO, 5.00%, 01/01/46		1,595	1,809,846
Series 2017F, GO, 5.00%, 11/01/46		2,575	2,918,299
Series 2018A, GO, 5.00%, 01/01/48		1,090	1,235,003
Commonwealth of Massachusetts Transportation Fund (Rail Enhancement & Accelerated Bridge Programs), Series 2018A, RB, 5.00%, 06/01/48		850	969,756
County of Clark;
Series 2018A, GO, 5.00%, 06/01/43		1,890	2,161,215
Series 2018A, GO, 5.00%, 05/01/48		325	368,813
County of Franklin;
Series 2018, RB, 5.00%, 06/01/43		380	437,528
Series 2018, RB, 5.00%, 06/01/48		740	848,780
County of King;
Series 2017, RB, 5.00%, 07/01/42		260	296,436
Series 2015A, RB, 5.00%, 07/01/47		430	474,380
District of Columbia, Series 2016A, GO, 5.00%, 06/01/41		2,925	3,296,592
District of Columbia Water & Sewer Authority, Series 2018B, RB, 5.00%, 10/01/49		2,125	2,412,512
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		805	879,559
Grand Parkway Transportation Corp. (Grand Parkway Project);
Series 2018A, RB, 5.00%, 10/01/43		1,210	1,370,627
Series 2018A, RB, 5.00%, 10/01/48		2,170	2,445,178
Hampton Roads Transportation Accountability Commission;
Series 2018A, RB, 5.00%, 07/01/48		3,270	3,729,631
Series 2018A, RB, 5.50%, 07/01/57		940	1,107,019
Health & Educational Facilities Authority of the State of Missouri, Series 2016A, RB, 3.65%, 01/15/46		270	260,123
Houston Independent School District, Series 2018, GO, 5.00%, 07/15/36		350	409,559
Indiana Finance Authority, Series 2018A, RB, 5.00%, 02/01/35		400	472,208
Las Vegas Convention & Visitors Authority, Series 2018B, RB, 5.00%, 07/01/43		410	458,614
Las Vegas Valley Water District, Series 2016A, GO, 5.00%, 06/01/46		3,815	4,251,474

Security	Par (000)		Value

Municipal Bonds (continued)
Long Island Power Authority, Series 2017, RB, 5.00%, 09/01/47	USD	1,145	$1,276,847
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		800	1,099,216
Los Angeles Department of Water & Power System (Water System Revenue Bonds);
Series 2010D, RB, 6.57%, 07/01/45		320	443,722
Series 2010A, RB, 6.60%, 07/01/50		525	740,953
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		1,580	2,033,318
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		290	315,943
Maryland Community Development Administration, Series 2018A, RB, 3.85%, 09/01/33		370	376,542
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program), Series 2016, RB, 5.00%, 05/01/41		380	423,559
Massachusetts Development Finance Agency;
Series 2018J-2, RB, 5.00%, 07/01/43		210	229,228
Series 2017, RB, 5.00%, 09/01/45		230	257,398
Series 2018J-2, RB, 5.00%, 07/01/48		1,040	1,130,906
Series 2018J-2, RB, 5.00%, 07/01/53		590	635,259
Massachusetts Housing Finance Agency;
Series 2014B, RB, 4.50%, 12/01/39		220	227,432
Series 2014B, RB, 4.60%, 12/01/44		225	232,378
Series 2015A, RB, 4.50%, 12/01/48		275	284,067
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43		380	418,870
Massachusetts School Building Authority, Series 2018A, RB, 5.25%, 02/15/48		625	723,988
Metropolitan Atlanta Rapid Transit Authority;
Series 2015A, RB, 5.00%, 07/01/41		420	466,876
Series 2015A, RB, 5.00%, 07/01/42		420	466,616
Series 2015B, RB, 5.00%, 07/01/45		330	370,471
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/40		210	226,586
Metropolitan St. Louis Sewer District, Series 2017A, RB, 5.00%, 05/01/47		540	610,961
Metropolitan Transportation Authority;
Series 2010A, RB, 6.67%, 11/15/39		200	260,472
Series 2010E, RB, 6.81%, 11/15/40		610	810,245
Series 2015A, Sub-Series 2015A-1, RB, 5.00%, 11/15/45		200	216,624
Metropolitan Washington Airports Authority, Series 2018A, RB, 5.00%, 10/01/43		650	725,901
Miami-Dade County Educational Facilities Authority, Series 2018A, RB, 5.00%, 04/01/53		260	286,673
Michigan State Housing Development Authority;
Series 2018B, RB, 3.55%, 10/01/33		250	250,363
Series 2018A, RB, 4.00%, 10/01/43		240	238,495
Series 2018A, RB, 4.05%, 10/01/48		110	109,241
Series 2018A, RB, 4.15%, 10/01/53		560	559,972
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57		323	341,489
New Jersey Transportation Trust Fund Authority, Series 2009B, RB, 6.88%, 12/15/39		1,260	1,277,111
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		496	698,864
New York City Housing Development Corp.;
Series 2018C-1-A, RB, 3.70%, 11/01/38		260	258,544
Series 2018C-1-B, RB, 3.85%, 11/01/43		780	778,729

14

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds (continued)
Series 2014C-1-A, RB, 4.20%, 11/01/44	USD 3,490	$3,531,182
Series 2018C-1-A, RB, 4.00%, 11/01/53	830	825,327
New York City Transitional Finance Authority Future Tax Secured, Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25	1,205	1,217,809
New York City Water & Sewer System;
Series 2018FF, RB, 5.00%, 06/15/39	870	1,000,648
Series 2018FF, RB, 5.00%, 06/15/40	630	722,390
Series 2010GG, RB, 5.72%, 06/15/42	1,720	2,152,356
Series 2011EE, RB, 5.38%, 06/15/43	4,120	4,370,743
Series 2011AA, RB, 5.44%, 06/15/43	410	496,891
Series 2011EE, RB, 5.50%, 06/15/43	4,935	5,257,799
Series 2011CC, RB, 5.88%, 06/15/44	330	423,143
Series 2018CC, RB, 5.00%, 06/15/48	1,250	1,407,525
New York State Dormitory Authority;
Series 2018B, RB, 5.00%, 10/01/38	670	785,126
Series 2018A, RB, 5.00%, 03/15/39	670	768,879
Series 2010H, RB, 5.39%, 03/15/40	320	374,832
Series 2017A, RB, 5.00%, 03/15/43	430	484,756
Series 2018A, RB, 5.00%, 10/01/48	260	342,144
New York Transportation Development Corp. (Delta Air Lines, Inc. Laguardia Airport Terminals C&D Redevelopment Project), Series 2018, RB, 5.00%, 01/01/30	1,365	1,536,403
Northeast Ohio Regional Sewer District, Series 2014, RB, 5.00%, 11/15/49	3,045	3,356,504
Omaha Public Power District, Series 2017A, RB, 5.00%, 02/01/42	490	557,493
Pennsylvania State University, Series 2018, RB, 5.00%, 09/01/48	340	389,892
Port Authority of New York & New Jersey, Series 181, RB, 4.96%, 08/01/46	1,305	1,498,205
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43	220	241,153
Rutgers The State University of New Jersey, Series 2010H, RB, 5.67%, 05/01/40	1,770	2,086,759
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45	840	932,644
San Diego County Regional Airport Authority, Series 2017A, RB, 5.00%, 07/01/47	390	439,382
State of California;
Series 2018, GO, 4.60%, 04/01/38	2,870	2,959,975
Series 2009, GO, 7.55%, 04/01/39	920	1,317,946
Series 2009, GO, 7.30%, 10/01/39	420	576,542
State of Illinois;
Series 2018A, GO, 5.00%, 05/01/20	330	338,818
Series 2017D, GO, 5.00%, 11/01/22	400	421,888
Series 2017D, GO, 5.00%, 11/01/24	1,050	1,120,350
Series 2017A, GO, 5.00%, 12/01/24	210	224,139
Series 2017D, GO, 5.00%, 11/01/25	2,830	3,025,383
Series 2003, GO, 5.10%, 06/01/33	3,525	3,360,841
State of Mississippi, Series 2018A, GO, 5.00%, 11/01/35	240	275,602
State of Texas;
Series 2016, GO, 5.00%, 04/01/40	310	350,086
Series 2016, GO, 5.00%, 04/01/43	500	561,540
State of Washington, Series 2018C, GO, 5.00%, 02/01/39	1,935	2,227,224
State of West Virginia;
Series 2018B, GO, 5.00%, 06/01/40	570	653,790
Series 2018B, GO, 5.00%, 12/01/40	590	676,730
Series 2018B, GO, 5.00%, 12/01/41	560	641,340
Texas Water Development Board;
Series 2018A, RB, 5.00%, 10/15/43	2,830	3,238,652

Security	Par (000)	Value

Municipal Bonds (continued)
Series 2017A, RB, 5.00%, 10/15/47	USD 240	$272,446
Triborough Bridge & Tunnel Authority, Series 2017A, RB, 5.00%, 11/15/47	2,135	2,406,700
University of California;
Series 2009R, RB, 5.77%, 05/15/43	5,285	6,358,965
Series 2012AD, RB, 4.86%, 05/15/2112	219	229,889
University of California Medical Centre, Series 2016L, RB, 5.00%, 05/15/47	370	411,588
University of Texas, Series 2017A, RB, 3.38%, 07/01/47	1,285	1,163,927
Upper Arlington City School District, Series 2018A, GO, 5.00%, 12/01/48	550	625,757
Utah Transit Authority, Series 2039, RB, 5.94%, 06/15/39	1,455	1,833,911
Virginia Small Business Financing Authority (Transform 66 P3 Project), Series 2017, RB, 5.00%, 12/31/52	590	628,191
Washington Metropolitan Area Transit Authority, Series 2017B, RB, 5.00%, 07/01/36	240	276,146
Washington State Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/58	1,610	1,780,354

Total Municipal Bonds — 5.0% (Cost: $147,298,627)		147,680,189

Non-Agency Mortgage-Backed Securities — 3.6%

Collateralized Mortgage Obligations — 0.4%
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 3.05%, 02/25/35(c)	345	326,118
JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 08/25/47(b)(c)	5,659	5,471,368
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.69%, 04/16/36(b)(c)	7,403	6,467,450
MortgageIT Trust, Series 2004-1, Class A1, 3.29%, 11/25/34(c)	680	662,076
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 04/25/31(b)	324	320,512

		13,247,524

Commercial Mortgage-Backed Securities — 3.0%
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(b)	500	530,168
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(c)	1,550	1,513,268
AREIT Trust, Series 2018-CRE1, Class A, 3.29%, 02/14/35(b)(c)(g)	192	191,380
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.56%, 04/15/35(b)(c)	810	797,866
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, 4.41%, 12/15/36(b)(c)	4,050	3,999,581
Aventura Mall Trust, Series 2013-AVM, Class D, 3.74%, 12/05/32(b)(c)	500	508,600
BAMLL Commercial Mortgage Securities Trust(b)(c):
Series 2017-SCH, Class CL, 3.96%, 11/15/32	1,450	1,450,000
Series 2017-SCH, Class DL, 4.46%, 11/15/32	1,490	1,490,000
Series 2018-DSNY, Class D, 4.16%, 09/15/34	630	628,370

15

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(c)	USD	116	$116,334
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 3.31%, 01/15/33(b)(c)		517	512,946
BANK, Series 2018-BN13, Class A5, 4.22%, 08/15/61		430	445,161
BBCMS Mortgage Trust(b)(c):
Series 2018-TALL, Class A, 3.18%, 03/15/37		232	227,917
Series 2018-TALL, Class D, 3.90%, 03/15/37		600	582,025
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		1,119	1,099,450
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(b)(c)		260	245,080
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.46%, 01/12/45(c)		225	225,784
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51(b)		130	104,648
Series 2018-B5, Class A4, 4.21%, 07/15/51		320	332,345
BSPRT Issuer Ltd., Series 2017-FL2, Class A, 3.28%, 10/15/34(b)(c)(g)		58	57,935
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33		710	706,887
Series 2013-1515, Class C, 3.45%, 03/10/33		2,810	2,741,746
Series 2013-1515, Class E, 3.72%, 03/10/33		100	96,403
BXP Trust, Series 2017-CC, Class D, 3.55%, 08/13/37(b)(c)		210	195,842
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(b)(c)		200	204,337
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		167	165,369
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,817	1,866,918
Series 2017-CD3, Class A4, 3.63%, 02/10/50		280	280,397
Series 2018-CD7, Class A4, 4.28%, 08/15/51		500	521,736
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		110	111,370
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)		840	859,242
CGDBB Commercial Mortgage Trust(b)(c):
Series 2017-BIOC, Class A, 3.25%, 07/15/32		1,200	1,188,782
Series 2017-BIOC, Class D, 4.06%, 07/15/32		900	885,415
Citigroup Commercial Mortgage Trust(c):
Series 2013-375P, Class C, 3.52%, 05/10/35(b)		245	242,551
Series 2014-GC19, Class C, 5.06%, 03/10/47		120	124,635
Series 2016-P3, Class C, 4.83%, 04/15/49		501	510,866
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, 4.24%, 02/10/47(c)		600	624,506
Commercial Mortgage Trust:
Series 2014-CR15, Class C, 4.72%, 02/10/47(c)		70	72,487
Series 2014-CR16, Class A4, 4.05%, 04/10/47		1,534	1,582,908
Series 2014-CR17, Class A5, 3.98%, 05/10/47		831	855,282
Series 2014-CR18, Class A4, 3.55%, 07/15/47		130	130,807
Series 2014-CR19, Class A5, 3.80%, 08/10/47		440	448,725
Series 2014-LC15, Class A4, 4.01%, 04/10/47		320	329,541
Series 2014-PAT, Class A, 3.19%, 08/13/27(b)(c)		1,500	1,498,700
Series 2014-UBS4, Class C, 4.62%, 08/10/47(c)		551	546,355
Series 2015-CR25, Class A4, 3.76%, 08/10/48		760	770,458
Series 2015-LC19, Class A4, 3.18%, 02/10/48		420	414,220
Series 2015-LC19, Class C, 4.26%, 02/10/48(c)		1,800	1,773,428
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		810	671,118
Series 2015-LC23, Class A4, 3.77%, 10/10/48		100	101,473
Series 2016-667M, Class D, 3.18%, 10/10/36(b)(c)		440	398,697

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)	USD	4,150	$3,289,757
Core Industrial Trust(b):
Series 2015-TEXW, Class A, 3.08%, 02/10/34		3,374	3,360,290
Series 2015-TEXW, Class D, 3.85%, 02/10/34(c)		440	436,385
CSMC Trust(b):
Series 2015-GLPB, Class A, 3.64%, 11/15/34		1,119	1,140,057
Series 2016-MFF, Class A, 4.06%, 11/15/33(c)		173	173,767
Series 2017-PFHP, Class A, 3.41%, 12/15/20(c)		530	527,824
Series 2017-TIME, Class A, 3.65%, 11/13/39		230	229,727
CSWF, Series 2018-TOP, Class A, 3.46%, 08/15/35(b)(c)		312	308,401
DBUBS Mortgage Trust(b):
Series 2011-LC1A, Class E, 5.70%, 11/10/46(c)		1,310	1,346,902
Series 2017-BRBK, Class A, 3.45%, 10/10/34		1,080	1,072,561
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(b)(c)		350	351,910
GPMT Ltd., Series 2018-FL1, Class A, 3.38%, 11/21/35(b)(c)		703	696,778
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		800	890,130
Series 2013-KING, Class D, 3.44%, 12/10/27(c)		1,150	1,141,053
GS Mortgage Securities Corp. Trust(b):
Series 2016-RENT, Class C, 4.07%, 02/10/29(c)		395	396,225
Series 2017-500K, Class D, 3.76%, 07/15/32(c)		360	356,046
Series 2017-GPTX, Class A, 2.86%, 05/10/34		570	565,194
Series 2018-HULA, Class D, 4.26%, 07/15/25(c)		280	275,832
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		400	397,701
Series 2015-GC32, Class C, 4.41%, 07/10/48(c)		790	780,856
Series 2015-GC32, Class D, 3.35%, 07/10/48		378	321,738
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		150	125,586
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		50	40,639
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		1,890	1,851,198
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 08/10/38(b)		660	625,686
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		440	442,325
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(c)		730	697,260
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 3.16%, 01/15/33(b)(c)		150	148,767
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		450	456,954
Series 2014-C26, Class A4, 3.49%, 01/15/48		753	753,700
Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(c)		553	517,724
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.65%, 03/15/50(b)(c)		520	491,805
Series 2017-JP7, Class B, 4.05%, 09/15/50		90	88,410
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 3.76%, 06/15/45(b)(c)		110	112,269
Series 2014-C20, Class A5, 3.80%, 07/15/47		480	488,482
Series 2015-JP1, Class D, 4.24%, 01/15/49(c)		770	717,880
Series 2015-JP1, Class E, 4.24%, 01/15/49(b)(c)		2,011	1,819,599
Series 2015-UES, Class C, 3.62%, 09/05/32(b)(c)		990	986,007
Series 2016-NINE, Class A, 2.85%, 10/06/38(b)(c)		1,330	1,263,421

16

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-MAUI, Class D, 4.34%, 07/15/34(b)(c)	USD 130	$127,660
MAD Mortgage Trust, Series 2017-330M, Class D, 3.98%, 08/15/34(b)(c)	300	292,582
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.32%, 09/12/42(b)(c)	100	102,247
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47	1,120	1,144,801
Series 2015-C23, Class A4, 3.72%, 07/15/50	248	250,702
Series 2015-C23, Class D, 4.13%, 07/15/50(b)(c)	424	383,488
Series 2015-C25, Class C, 4.53%, 10/15/48(c)	320	320,697
Series 2015-C26, Class D, 3.06%, 10/15/48(b)	653	554,953
Series 2017-C33, Class C, 4.56%, 05/15/50(c)	585	578,531
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(b)	200	195,759
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50	1,360	1,037,466
Morgan Stanley Capital I Trust:
Series 2006-T21, Class AJ, 5.24%, 10/12/52(c)	38	38,132
Series 2007-T27, Class AJ, 5.95%, 06/11/42(c)	388	414,007
Series 2014-CPT, Class E, 3.45%, 07/13/29(b)(c)	350	343,625
Series 2017-H1, Class A5, 3.53%, 06/15/50	950	939,310
Series 2017-H1, Class C, 4.28%, 06/15/50(c)	730	702,696
Series 2017-H1, Class D, 2.55%, 06/15/50(b)	2,440	1,820,362
Series 2017-JWDR, Class D, 4.41%, 11/15/34(b)(c)	1,280	1,261,306
Series 2018-H3, Class A5, 4.18%, 07/15/51	390	402,197
Series 2018-H3, Class C, 4.85%, 07/15/51(c)	730	726,547
Series 2018-H3, Class D, 3.00%, 07/15/51(b)	510	409,089
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.41%, 06/15/35(b)(c)	190	187,653
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(g)	220	217,360
Resource Capital Corp. Ltd.(b)(c):
Series 2017-CRE5, Class A, 3.26%, 07/15/34	276	275,668
Series 2017-CRE5, Class B, 4.46%, 07/15/34	266	264,183
UBS Commercial Mortgage Trust, Series 2018-C14, Class XA, 1.01%, 12/15/51(c)	1,220	92,172
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29(b)(c)	150	149,621
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.81%, 06/15/29(b)(c)	1,495	1,492,078
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47	130	130,116
Series 2015-C27, Class C, 3.89%, 02/15/48	425	401,856
Series 2015-C31, Class A4, 3.70%, 11/15/48	750	756,682
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(c)	890	902,647
Series 2015-NXS4, Class A4, 3.72%, 12/15/48	150	151,631
Series 2015-NXS4, Class D, 3.60%, 12/15/48(c)	181	164,986
Series 2015-P2, Class A4, 3.81%, 12/15/48	510	520,849
Series 2016-NXS5, Class D, 4.88%, 01/15/59(c)	2,717	2,606,885
Series 2017-C38, Class A5, 3.45%, 07/15/50	357	350,084
Series 2017-C39, Class C, 4.12%, 09/15/50	160	153,695
Series 2017-C39, Class D, 4.36%, 09/15/50(b)(c)	120	108,111
Series 2017-HSDB, Class A, 3.28%, 12/13/31(b)(c)	397	395,120
Series 2018-1745, Class A, 3.75%, 06/15/36(b)(c)	210	212,195
Series 2018-C44, Class D, 3.00%, 05/15/51(b)	260	203,902
Series 2018-C45, Class C, 4.73%, 06/15/51	130	128,803

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, 3.41%, 03/15/44(b)(c)	USD	20	$19,826
Series 2014-C21, Class A5, 3.68%, 08/15/47		485	492,171

			88,091,356

Interest Only Commercial Mortgage-Backed Securities — 0.2%(c)
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(b)		11,000	155,870
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.63%, 02/15/50		4,185	181,753
Series 2017-BNK3, Class XD, 1.29%, 02/15/50(b)		2,000	172,440
BBCMS Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35(b)		7,280	463,590
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36(b)		65,905	2,185,753
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.73%, 05/10/58		2,149	202,213
Series 2016-C4, Class XB, 0.73%, 05/10/58(g)		2,030	98,455
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.07%, 03/10/46		18,552	527,830
Series 2015-3BP, Class XA, 0.06%, 02/10/35(b)		40,878	226,055
Series 2018-COR3, Class XD, 1.75%, 05/10/51(b)		770	100,364
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 02/10/34(b)		5,876	120,025
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.14%, 11/15/50		3,170	52,271
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50		3,040	191,794
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27(b)		30,023	151,366
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.88%, 09/15/47		1,049	40,426
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		1,800	88,135
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.51%, 04/15/46		4,040	86,604
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)		4,330	203,683
Series 2016-JP4, Class XA, 0.80%, 12/15/49		964	36,635
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C22, Class XA, 1.11%, 04/15/48		1,019	50,170
Series 2016-C31, Class XA, 1.44%, 11/15/49		977	77,145
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%, 06/15/50(b)(g)		3,030	457,742
Series 2018-H4, Class XA, 0.87%, 12/15/51		3,212	211,171
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(b)		10,700	318,753
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		17,050	74,509
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(g)		3,410	34
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(b)		1,180	94,100
Series 2018-C44, Class XA, 0.76%, 05/15/51		3,039	165,518

			6,734,404

Total Non-Agency Mortgage-Backed Securities — 3.6% (Cost: $108,942,205)			108,073,284

17

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Beneficial Interest (000)		Value

Other Interests — 0.0%(g)(h)(i)(j)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.	USD	16,030	$2

Total Other Interests — 0.0%			2

	Par (000)

Capital Trusts — 0.3%(e)

Capital Markets — 0.2% (k)
Bank of New York Mellon Corp. (The), Series F, 4.62%	USD	2,494	2,235,247
State Street Corp., Series H, 5.63%		2,280	2,154,600

			4,389,847

Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)		3,390	3,432,375

Total Capital Trusts — 0.3% (Cost: $8,189,582)			7,822,222

U.S. Government Sponsored Agency Securities — 44.2%

Agency Obligations — 0.4%
Federal Home Loan Mortgage Corp. Notes, 3.75%, 03/27/19		10,765	10,798,199
Federal National Mortgage Association Notes, 6.63%, 11/15/30		1,500	2,010,641

			12,808,840

Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 2996, Class MK, 5.50%, 06/15/35		9	10,017
Series 1591, Class PK, 6.35%, 10/15/23		346	365,868
Federal National Mortgage Association:
Series 2005-29, Class AT, 4.50%, 04/25/35		7	6,586
Series 2005-29, Class WB, 4.75%, 04/25/35		136	139,860

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Series 2005-62, Class CQ, 4.75%, 07/25/35	USD	87	$88,256
Series 2005-48, Class AR, 5.50%, 02/25/35		70	70,676

			681,263

Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp.:
Series K058, Class A2, 2.65%, 08/25/26		140	134,748
Series K064, Class A2, 3.22%, 03/25/27		339	338,217
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(k)		578	579,050
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(k)		343	347,519
Series KJ20, Class A2, 3.80%, 12/25/25		240	248,888
Series K076, Class A2, 3.90%, 06/25/51		298	310,893
Series 2017-K64, Class B, 3.98%, 05/25/50(b)(k)		664	643,184
Series 2016-K54, Class B, 4.05%, 04/25/48(b)(k)		300	295,976
Series 2018-K74, Class B, 4.09%, 02/25/51(b)(k)		190	184,227
Series 2018-K77, Class B, 4.16%, 05/25/51(b)		180	174,223
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.23%, 08/25/50(a)(b)		340	329,344
Federal Home Loan Mortgage Corp. Variable Rate Notes(k):
Series K063, Class A2, 3.43%, 01/25/27		1,130	1,143,847
Series KW06, Class A2, 3.80%, 06/25/28		240	247,738
Series K085, Class A2, 4.06%, 10/25/28		1,485	1,563,903
Federal National Mortgage Association ACES Variable Rate Notes(k):
Series 2017-M14, Class A2, 2.88%, 11/25/27		700	678,999
Series 2017-M7, Class A2, 2.96%, 02/25/27		1,294	1,258,948
Series 2018-M14, Class A2, 3.58%, 08/25/28		712	725,850
Series 2006-M2, Class A2A, 5.27%, 10/25/32		7,780	8,437,428
Government National Mortgage Association:
Series 2016-158, Class VA, 2.00%, 03/16/35(g)		163	146,934
Series 2015-97, Class VA, 2.25%, 12/16/38		254	235,962

			18,025,878

Interest Only Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Variable Rate Notes(k):
Series KW03, Class X1, 0.85%, 06/25/27		2,116	113,734
Series KW01, Class X1, 0.97%, 01/25/26		2,288	125,884
Federal National Mortgage Association ACES Variable Rate Notes(k):
Series 2013-M5, Class X2, 2.18%, 01/25/22		7,532	228,842
Series 2016-M4, Class X2, 2.63%, 01/25/39		2,292	205,622
Government National Mortgage Association Variable Rate Notes:
Series 2018-106, 0.49%, 04/16/60(k)		2,556	140,297
Series 2012-23, 0.58%, 06/16/53(k)		1,056	25,457
Series 2015-48, 0.67%, 02/16/50(k)		1,512	67,442
Series 2015-22, 0.73%, 03/16/55(k)		2,827	148,477
Series 2013-191, 0.75%, 11/16/53(k)		858	29,915
Series 2013-63, 0.79%, 09/16/51(k)		4,499	236,642
Series 2013-78, 0.79%, 10/16/54(k)		3,548	153,374
Series 2013-30, 0.80%, 09/16/53(k)		3,108	129,300
Series 2017-100, 0.81%, 05/16/59(k)		2,449	165,532
Series 2015-37, 0.83%, 10/16/56(k)		623	37,420
Series 2015-171, 0.89%, 11/16/55(k)		2,742	168,875
Series 2016-158, (LIBOR USD 1 Month + 0.00%), 0.91%, 06/16/58(a)		2,218	164,322
Series 2016-152, 0.93%, 08/15/58(k)		5,604	423,988
Series 2016-128, 0.95%, 09/16/56(k)		3,268	253,586
Series 2016-165, 0.96%, 12/16/57(k)		1,614	129,358
Series 2016-26, 0.96%, 02/16/58(k)		4,290	296,391

18

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-96, 0.98%, 12/16/57(k)	USD	4,112		$303,848
Series 2016-34, 0.99%, 01/16/58(k)		2,295		175,706
Series 2016-162, 1.00%, 09/16/58(k)		5,580		450,247
Series 2016-87, 1.00%, 08/16/58(k)		5,353		402,631
Series 2016-110, 1.03%, 05/16/58(k)		4,557		337,073
Series 2016-97, 1.04%, 07/16/56(k)		2,382		194,846
Series 2016-119, (LIBOR 1 Month + 0.00%), 1.12%, 04/16/58(a)		2,113		175,091
Series 2016-67, 1.17%, 07/16/57(k)		2,798		224,551
Series 2016-113, (LIBOR 1 Month + 0.00%), 1.19%, 02/16/58(a)		2,075		188,388

				5,696,839

Mortgage-Backed Securities — 43.0%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31		8,470		8,291,044
2.50%, 01/15/34(l)		6,976		6,808,958
3.00%, 09/01/27 - 12/01/46		19,281		19,036,893
3.00%, 01/15/34 - 01/15/49(l)		44,673		43,721,861
3.50%, 01/15/34 - 01/15/49(l)		14,981		15,042,866
3.50%, 11/01/41 - 01/01/48		53,139		53,494,526
4.00%, 01/15/34 - 01/15/49(l)		30,724		31,329,050
4.00%, 08/01/40 - 08/01/47		19,149		19,671,309
4.50%, 02/01/39 - 08/01/48		15,727		16,411,429
4.50%, 01/15/49(l)		4,827		4,996,390
5.00%, 07/01/35 - 11/01/41		4,481		4,754,088
5.00%, 01/15/49(l)		793		830,464
5.50%, 05/01/19 - 06/01/41		2,963		3,178,596
6.00%, 11/01/28 - 12/01/32		6		6,639
8.00%, 11/01/22		—	(m)	370
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32		4,661		4,461,536
2.00%, 01/25/34(l)		100		95,705
2.50%, 09/01/27 - 02/01/33		22,507		22,024,019
2.50%, 01/25/34(l)		265		258,306
3.00%, 04/01/28 - 03/01/47		93,790		92,512,654
3.00%, 01/25/34 - 01/25/49(l)		7,185		7,104,504
3.50%, 08/01/27 - 01/01/48		106,070		106,871,310
3.50%, 01/25/49(l)		28,766		28,761,003
4.00%, 08/01/33 - 08/01/48		92,008		94,596,404
4.00%, 03/01/47(n)		49,179		50,547,622
4.00%, 01/25/49(l)		18,345		18,700,434
4.50%, 02/01/25 - 07/01/48		34,114		35,645,706
4.50%, 01/25/34 - 02/25/49(l)		150,000		155,255,506
5.00%, 11/01/32 - 06/01/45		5,898		6,223,679
5.00%, 01/25/49(l)		67,495		70,695,740
5.50%, 10/01/21 - 04/01/41		6,934		7,445,403
6.00%, 01/01/21 - 06/01/41		9,899		10,788,066
6.50%, 05/01/40		2,083		2,354,382
7.00%, 06/01/32		13		14,340
Government National Mortgage Association:
3.00%, 12/20/44 - 12/20/46		46,034		45,436,648
3.00%, 01/15/49(l)		11,929		11,747,417
3.50%, 01/15/42 - 11/20/46		76,415		77,043,007
3.50%, 01/15/49(l)		3,780		3,803,797
4.00%, 04/20/39 - 10/20/46		6,011		6,205,831
4.00%, 01/15/49(l)		114,680		117,421,569
4.50%, 12/20/39 - 09/20/48		9,553		9,978,180
4.50%, 01/15/49(l)		46,968		48,599,954
5.00%, 12/15/38 - 07/20/41		6,100		6,470,062
5.00%, 01/15/49(l)		2,586		2,691,359
5.50%, 03/15/32 - 11/15/33		6		6,396
5.50%, 01/15/49(l)		4,400		4,603,672
6.00%, 12/15/36		101		108,276
7.50%, 11/15/29		—	(m)	391

				1,276,047,361

Security	Par (000)			Value

Principal Only Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association Discount Notes, Series 1989-16, Class B, 1.95%, 03/25/19(o)	USD	—	(m)	$80

Total U.S. Government Sponsored Agency Securities — 44.2% (Cost: $1,315,311,660)				1,313,260,261

U.S. Treasury Obligations — 21.0%
U.S. Treasury Bonds:
4.25%, 05/15/39		3,750		4,523,877
4.50%, 08/15/39		3,642		4,538,558
4.38%, 11/15/39		3,655		4,481,087
3.13%, 02/15/43		14,232		14,517,196
2.88%, 05/15/43 - 11/15/46		18,369		17,916,772
3.63%, 08/15/43		13,583		15,035,214
3.75%, 11/15/43		14,415		16,280,504
3.00%, 02/15/47 - 08/15/48		17,819		17,739,733
U.S. Treasury Notes:
1.25%, 08/31/19(d)		36,493		36,163,708
1.00%, 10/15/19(d)		36,493		36,032,561
1.63%, 06/30/20 - 10/31/23		65,687		64,248,566
2.63%, 08/31/20 - 05/15/21(d)		93,389		93,593,270
1.13%, 06/30/21(d)		25,545		24,723,768
2.25%, 07/31/21 - 02/15/27		69,526		68,493,285
2.75%, 09/15/21 - 08/31/25		29,845		30,113,969
2.13%, 09/30/21(d)		25,545		25,302,522
1.88%, 04/30/22		25,545		25,056,053
2.75%, 08/31/23(d)		48,440		48,983,058
2.00%, 04/30/24 - 11/15/26		68,018		65,833,950
2.88%, 08/15/28		9,755		9,905,898

Total U.S. Treasury Obligations — 21.0% (Cost: $622,692,246)				623,483,549

Total Long-Term Investments — 123.2% (Cost: $3,692,981,237)				3,659,428,894

Short-Term Securities — 3.6%

Commercial Paper — 0.2%(o)
AT&T, Inc., 2.97%, 03/07/19		4,150		4,126,673
General Motors Financial Co., Inc., 3.69%, 03/27/19		2,880		2,858,156

Total Commercial Paper — 0.2% (Cost: $6,983,450)				6,984,829

19

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations — 3.1%

Japan — 3.1%
Japan Treasury Bills, (0.29)%, 01/21/19(o)	JPY	10,008,050	$91,316,368

Total Foreign Government Obligations — 3.1% (Cost: $89,264,009)			91,316,368

	Shares

Money Market Funds — 0.3%(p)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(q)		9,012,644	9,012,644
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.24%		538,125	538,125

Total Money Market Funds — 0.3% (Cost: $9,550,769)			9,550,769

Total Short-Term Securities — 3.6% (Cost: $105,798,228)			107,851,966

Total Options Purchased — 0.2% (Cost: $4,241,450)			4,838,652

Total Investments Before Options Written and TBA Sale Commitments — 127.0% (Cost: $3,803,020,915)			3,772,119,512

Total Options Written — 0.0% (Premium Received — $942,303)			(1,390,912)

	Par (000)

TBA Sale Commitments — (13.6)%(l)

Mortgage-Backed Securities — (13.6)%
Federal Home Loan Mortgage Corp.:
3.00%, 01/15/49	USD	748	(728,897)
3.50%, 01/15/49		984	(983,177)
4.50%, 01/15/49		1,835	(1,899,394)
Federal National Mortgage Association:
2.00%, 01/25/34		4,688	(4,486,654)
3.00%, 01/25/49 - 02/25/49		647	(630,708)
3.50%, 01/25/34 - 02/25/49		127,218	(127,245,341)
4.00%, 01/25/34 - 01/25/49		88,591	(90,335,109)
4.50%, 01/25/34 - 01/25/49		106,609	(110,334,324)
5.50%, 01/25/49		3,321	(3,514,033)
6.00%, 01/25/49		6,269	(6,732,398)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association:
3.00%, 01/15/49 - 02/15/49	USD	15,932	$(15,687,208)
4.00%, 01/15/49		33,431	(34,230,210)
4.50%, 01/15/49		6,678	(6,910,034)

Total TBA Sale Commitments — (13.6)% (Proceeds: $399,600,155)			(403,717,487)

Total Investments Net of Options Written and TBA Sale Commitments — 113.4% (Cost: $3,402,478,457)			3,367,011,113

Liabilities in Excess of Other Assets — (13.4)%			(397,082,804)

Net Assets — 100.0%			$2,969,928,309

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Represents or includes a TBA transaction.
(m)	Amount is less than $500.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)	Rates are discount rates or a range of discount rates as of period end.
(p)	Annualized 7-day yield as of period end.

(q)

During the period ended December 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,150,807	(5,138,163)	9,012,644	$9,012,644	$43,140	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

20

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date		Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities USA LLC	2.00%	12/03/18	Open	(a)	$923,775	$925,032	Foreign Government Obligations	Open/Demand(a)
BNP Paribas SA	2.80%	12/17/18	Open	(a)	144,075	144,221	Corporate Bonds	Open/Demand(a)
Barclays Capital, Inc.	3.18%	12/31/18	01/02/19		49,348,250	49,352,609	U.S. Treasury Obligations	Overnight
BNP Paribas SA	3.12%	12/31/18	01/02/19		51,100,950	51,105,379	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19		24,682,856	24,685,050	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19		33,660,000	33,662,992	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19		43,007,970	43,011,793	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19		36,310,535	36,313,763	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19		25,417,275	25,419,534	U.S. Treasury Obligations	Overnight

					$264,595,686	$264,620,373

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

21

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Ultra Bond	333	03/20/19	$43,316	$907,175
U.S. Treasury Long Bond	118	03/20/19	17,228	234,878
U.S. Treasury Ultra Bond	442	03/20/19	71,010	3,385,953
U.S. Treasury 2 Year Note	841	03/29/19	178,555	1,091,326
U.S. Treasury 5 Year Note	1,623	03/29/19	186,138	2,175,982

				7,795,314

Short Contracts
Euro-Bund	267	03/07/19	50,029	(278,089)
Euro-Buxl	36	03/07/19	7,450	(14,532)
Japan 10 Year Bond	15	03/13/19	20,868	(98,801)
U.S. Treasury 10 Year Note	1,386	03/20/19	169,114	(2,198,033)
3 Month Eurodollar	917	12/14/20	223,588	(929,636)

				(3,519,091)

				$4,276,223

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	4,023,876	USD	1,036,000	Citibank NA	01/03/19	$2,219
USD	515,732	BRL	1,992,066	Goldman Sachs International	01/03/19	1,750
ARS	2,921,250	USD	75,000	BNP Paribas SA	01/16/19	1,117
ARS	8,526,700	USD	220,000	Citibank NA	01/16/19	2,175
ARS	7,587,000	USD	190,000	Deutsche Bank AG	01/16/19	7,690
ARS	1,397,550	USD	35,000	Royal Bank of Scotland	01/16/19	1,415
BRL	1,708,476	USD	440,000	Goldman Sachs International	01/16/19	390
USD	747,200	CLP	507,941,105	BNP Paribas SA	01/16/19	15,102
USD	370,000	RUB	24,941,700	Bank of America NA	01/16/19	12,704
USD	1,110,000	ZAR	15,962,055	BNP Paribas SA	01/16/19	2,291
IDR	16,776,045,000	USD	1,089,000	Barclays Bank plc	01/18/19	73,379
ARS	1,497,042	USD	35,517	BNP Paribas SA	03/07/19	1,103
GBP	11,836,000	USD	15,029,697	Barclays Bank plc	03/20/19	112,638
USD	3,056,000	CHF	2,977,131	Citibank NA	03/20/19	5,177
USD	10,804,010	EUR	8,330,000	Deutsche Bank AG	12/13/19	969,461
USD	10,873,982	EUR	8,330,000	Deutsche Bank AG	02/25/20	978,955
JPY	1,109,230,000	USD	10,278,262	JPMorgan Chase Bank NA	03/16/20	227,565
USD	11,072,370	JPY	1,109,230,000	HSBC Bank plc	03/16/20	566,543

						2,981,674

USD	520,268	BRL	2,037,890	Goldman Sachs International	01/03/19	(5,537)
CLP	499,966,464	USD	747,200	Deutsche Bank AG	01/16/19	(26,596)
RUB	24,590,200	USD	370,000	Bank of America NA	01/16/19	(17,740)
USD	20,000	ARS	800,600	Goldman Sachs International	01/16/19	(861)
USD	893,061	IDR	12,925,532,750	BNP Paribas SA	01/16/19	(2,769)
USD	670,000	KRW	754,493,700	Citibank NA	01/16/19	(7,749)
USD	740,000	MXN	14,899,308	Citibank NA	01/16/19	(16,693)
USD	8,900	MXN	181,037	JPMorgan Chase Bank NA	01/16/19	(294)
ZAR	5,269,681	USD	370,000	Northern Trust Co.	01/16/19	(4,303)
ZAR	10,444,360	USD	740,000	UBS AG	01/16/19	(15,199)
USD	1,089,000	IDR	16,059,483,000	JPMorgan Chase Bank NA	01/18/19	(23,729)
USD	89,753,794	JPY	10,014,773,245	JPMorgan Chase Bank NA	01/22/19	(1,763,447)
USD	469,412	COP	1,550,000,000	Goldman Sachs International	01/23/19	(7,364)
USD	240,178	COP	781,540,000	HSBC Bank plc	01/23/19	(222)
USD	547,900	COP	1,809,435,000	Royal Bank of Scotland	01/23/19	(8,679)
USD	941,678	COP	3,100,000,000	UBS AG	01/23/19	(11,876)
USD	3,342,198	MXN	67,300,000	Citibank NA	01/23/19	(71,409)
USD	431,376	ZAR	6,270,000	Bank of America NA	01/23/19	(3,335)
BRL	1,995,934	USD	515,732	Goldman Sachs International	02/04/19	(1,774)
USD	5,008,193	JPY	564,851,610	Barclays Bank plc	02/05/19	(159,165)
USD	10,017,929	JPY	1,129,703,220	Deutsche Bank AG	02/05/19	(316,789)
USD	1,249,042	MXN	25,209,000	Standard Chartered Bank	02/05/19	(26,745)
CAD	9,599,410	EUR	6,113,000	BNP Paribas SA	03/20/19	(5,134)
CAD	8,328,583	USD	6,113,000	Toronto Dominion Bank	03/20/19	(1,487)
USD	15,005,444	GBP	11,836,000	Morgan Stanley & Co. International plc	03/20/19	(136,891)
TRY	1,159,963	USD	216,608	JPMorgan Chase Bank NA	06/19/19	(15,531)
EUR	8,330,000	USD	10,191,922	JPMorgan Chase Bank NA	12/13/19	(357,372)
EUR	8,330,000	USD	10,265,434	JPMorgan Chase Bank NA	02/25/20	(370,407)

						(3,379,097)

	Net Unrealized Depreciation					$(397,423)

22

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD
Currency	Up and In	Deutsche Bank AG	01/07/19	BRL	3.60	BRL	4.00	USD	1,720	$ —
USD
Currency	Up and In	Deutsche Bank AG	02/07/19	BRL	3.50	BRL	4.00	USD	1,247	9

										$9

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.75%	Semi-Annual	Citibank NA	04/24/19	2.75%	USD	14,560	$208,354
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.75%	Semi-Annual	Citibank NA	04/24/19	2.75%	USD	3,570	51,087
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Barclays Bank plc	06/10/19	2.70%	USD	7,858	114,527
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	JPMorgan Chase Bank NA	04/27/38	3.04%	USD	42,800	2,445,301

										2,819,269

Put
10-Year Interest Rate Swap	3.77%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/24/19	3.77%	USD	9,065	1,821
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	04/27/38	3.04%	USD	42,800	2,017,553

										2,019,374

										$4,838,643

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.75%	Semi-Annual	Citibank NA	10/16/20	2.75%	USD	115,620	$(1,253,206)
Put
2-Year Interest Rate Swap	3.75%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	10/16/20	3.75%	USD	115,620	(137,706)

										$(1,390,912)

23

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UK Retail Price Index All Items Monthly	At Termination	3.57%	At Termination	11/15/28	GBP	9,352	$ 43,997	$(4,703)	$48,700

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/19	MXN	123,421	$5,991	$—	$5,991
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	76,196	(26,825)	—	(26,825)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	37,446	(13,222)	—	(13,222)
6 month EURIBOR	Semi-Annual	0.38%	Annual	11/09/20	(a)	11/09/21	EUR	128,767	437,295	(6,111)	443,406
1.55%	Semi-Annual	6 month LIBOR	Semi-Annual	11/09/20	(a)	11/09/21	GBP	233,815	(638,387)	23,776	(662,163)
6 month EURIBOR	Semi-Annual	0.38%	Annual	11/09/20	(a)	11/09/21	EUR	128,768	429,874	(1,717)	431,591
1.42%	Semi-Annual	6 month LIBOR	Semi-Annual	11/16/20	(a)	11/16/21	GBP	118,631	(136,000)	—	(136,000)
6 month EURIBOR	Semi-Annual	0.32%	Annual	11/16/20	(a)	11/16/21	EUR	129,929	346,912	—	346,912
1.34%	Semi-Annual	6 month LIBOR	Semi-Annual	12/10/20	(a)	12/10/21	GBP	59,150	2,265	(1,396)	3,661
6 month EURIBOR	Semi-Annual	0.24%	Annual	12/14/20	(a)	12/14/21	EUR	64,785	96,325	1,922	94,403
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	19,509	48,602	—	48,602
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	14,801	36,749	—	36,749
1.67%	Semi-Annual	6 month LIBOR	Semi-Annual	11/08/21	(a)	11/08/22	GBP	59,301	(197,514)	12,949	(210,463)
1.66%	Semi-Annual	6 month LIBOR	Semi-Annual	11/08/21	(a)	11/08/22	GBP	59,301	(190,214)	4,935	(195,149)
1.54%	Semi-Annual	6 month LIBOR	Semi-Annual	11/15/21	(a)	11/15/22	GBP	59,880	(104,721)	—	(104,721)
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	14,506	(88,106)	—	(88,106)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	485	(12,209)	—	(12,209)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/11/25	USD	367	5,927	—	5,927
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/23/26	USD	844	(22,024)	—	(22,024)
6 month EURIBOR	Semi-Annual	0.82%	Annual	03/11/19	(a)	02/15/28	EUR	30,060	224,384	—	224,384
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/28	USD	1,870	(48,369)	—	(48,369)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/03/28	USD	1,035	(40,707)	—	(40,707)
1.58%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		11/21/28	GBP	12,411	(241,064)	1,322	(242,386)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/24/28	USD	578	(6,368)	—	(6,368)
3.23%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	511	(22,279)	—	(22,279)
3.26%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	2,080	(96,536)	—	(96,536)
3 month LIBOR	Quarterly	3.35%	Semi-Annual	04/26/19	(a)	04/26/29	USD	1,469	79,023	—	79,023
2.93%	Semi-Annual	3 month LIBOR	Quarterly	06/12/19	(a)	06/12/29	USD	2,436	(41,019)	—	(41,019)

									$(212,217)	$35,680	$(247,897)

(a)	Forward Swap.

24

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	1,491	$(2,928)	$4,944	$(7,872)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	1,491	(2,631)	7,664	(10,295)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	502	12,504	3,948	8,556
Republic of Colombia	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	298	7,669	5,700	1,969
Republic of Colombia	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	298	7,669	5,700	1,969
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	251	6,252	1,918	4,334
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	549	13,675	4,196	9,479
Republic of Colombia	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	310	7,972	5,239	2,733
Republic of Colombia	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	288	7,400	4,483	2,917
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	182	4,533	1,742	2,791
Republic of the Philippines	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	2,197	(14,351)	(10,328)	(4,023)
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	293	7,298	6,480	818
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	250	6,226	2,008	4,218
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	293	7,298	6,480	818
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	250	6,227	2,008	4,219
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	250	6,227	1,897	4,330
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	241	6,003	5,330	673
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	250	6,227	2,008	4,219
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	291	7,489	5,756	1,733
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	291	7,489	5,564	1,925
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	244	6,078	1,811	4,267
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	291	7,489	5,883	1,606
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	246	6,127	1,320	4,807
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	93	2,393	1,738	655
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	460	11,458	4,412	7,046
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	770	19,179	7,385	11,794
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	353	8,781	6,285	2,496
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	246	6,127	1,429	4,698
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	294	7,323	5,628	1,695
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	294	7,323	5,822	1,501
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	291	7,489	5,437	2,052
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	294	7,323	6,403	920
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	354	8,814	8,332	482
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	240	5,978	1,448	4,530
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	288	7,174	1,609	5,565
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	294	7,323	6,660	663
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	12/20/23	USD	233	5,803	2,281	3,522
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	12/20/23	USD	234	5,829	2,291	3,538
Republic of Colombia	1.00%	Quarterly	Deutsche Bank AG	12/20/23	USD	297	7,643	5,681	1,962
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	USD	239	5,953	1,976	3,977
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	USD	165	4,110	1,700	2,410
CMBX.NA.9.A	2.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	420	16,903	7,774	9,129
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	416	16,742	7,087	9,655
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	1,280	4,688	15,135	(10,447)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	420	16,903	7,263	9,640
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	1,030	3,773	12,341	(8,568)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	USD	220	8,854	4,058	4,796
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	860	3,150	10,168	(7,018)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	720	2,637	8,511	(5,874)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,570	5,751	20,011	(14,260)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	1,920	(11,586)	(1,407)	(10,179)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	1,370	(8,267)	(196)	(8,071)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	2,200	(13,276)	(2)	(13,274)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	270	43,405	25,640	17,765
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	10	1,608	612	996

							$355,250	$275,263	$79,987

25

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	1,491	$2,928	$(5,557)	$8,485
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+	USD	1,491	2,631	(6,834)	9,465
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR	USD	400	(53)	(1,561)	1,508
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	NR	USD	1,000	(132)	(3,952)	3,820
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank NA	12/13/49	NR	USD	5,000	(658)	(18,719)	18,061
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	1,820	(11)	(365)	354
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	A	USD	540	(19,985)	(29,177)	9,192
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley Capital Services LLC	10/17/57	A	USD	225	(8,327)	(20,866)	12,539
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	395	(47,771)	(34,204)	(13,567)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	723	(87,438)	(86,399)	(1,039)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	910	(110,053)	(96,426)	(13,627)
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	NR	USD	223	(26,969)	(19,475)	(7,494)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	244	(29,509)	(24,871)	(4,638)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,515	(304,157)	(305,833)	1,676
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A	USD	2,020	(85,342)	(87,931)	2,589
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A	USD	4,050	(171,105)	(173,327)	2,222
CMBX.NA.10.BBB-	3.00%	Monthly	JPMorgan Securities LLC	11/17/59	BBB-	USD	35	(4,008)	(2,986)	(1,022)
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB	USD	280	(45,013)	(21,996)	(23,017)

								$(934,972)	$(940,479)	$5,507

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	7.46%	At Termination	Bank of America NA	01/04/21	BRL	6,115	$4,148	$—	4,148
1 day BZDIOVER	At Termination	7.48%	At Termination	Bank of America NA	01/04/21	BRL	21,330	16,542	—	16,542
1 day BZDIOVER	At Termination	7.42%	At Termination	Credit Suisse International	01/04/21	BRL	10,659	4,985	—	4,985
1 day BZDIOVER	At Termination	7.43%	At Termination	JPMorgan Chase Bank NA	01/04/21	BRL	4,556	2,359	—	2,359
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	8,580	(135,337)	—	(135,337)
1 day BZDIOVER	At Termination	8.53%	At Termination	Citibank NA	01/02/23	BRL	12,190	14,888	—	14,888
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	7,400	52,369	—	52,369
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	6,011	(34,123)	—	(34,123)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	3,006	(17,781)	—	(17,781)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	7,228	(43,807)	—	(43,807)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	21,681	(133,064)	—	(133,064)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	7,575	46,698	—	46,698
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	7,575	46,698	—	46,698
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	28,117	173,553	—	173,553
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	901	(5,878)	—	(5,878)

								$(7,750)	$—	(7,750)

OTC Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)			Counterparty	Termination Date (a)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Delivered	Received
16.77 TRY	Annual	3 month LIBOR	Quarterly	TRY 1,160	USD	217	JPMorgan Chase Bank NA	06/19/24	$(9,055)	$—	$(9,055)

(a)	At termination date, the notional amount delivered will be exchanged for the notional amount received.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.41%
3 month LIBOR	London Interbank Offered Rate	2.81%
6 month EURIBOR	Euro Interbank Offered Rate	(0.24%)

26

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio

Glossary of Terms Used in this Report Currency

ARS	Argentine Peso

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDO	Collateralized Debt Obligation

CETIP	Central of Custody and Financial Settlement of Securities

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

RB	Revenue Bonds

S&P	Standard & Poor’s

TBA	To-be-announced

27

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$184,105,205	$—	$184,105,205
Corporate Bonds(a)	—	1,223,920,023	—	1,223,920,023
Foreign Agency Obligations	—	1,277,853	—	1,277,853
Foreign Government Obligations	—	49,806,306	—	49,806,306
Municipal Bonds	—	147,680,189	—	147,680,189
Non-Agency Mortgage-Backed Securities	—	107,050,378	1,022,906	108,073,284
Other Interests	—	—	2	2
Capital Trusts(a)	—	7,822,222	—	7,822,222
U.S. Government Sponsored Agency Securities	—	1,313,113,327	146,934	1,313,260,261
U.S. Treasury Obligations	—	623,483,549	—	623,483,549
Short-Term Securities:
Commercial Paper	—	6,984,829	—	6,984,829
Foreign Government Obligations	—	91,316,368	—	91,316,368
Money Market Funds	9,550,769	—	—	9,550,769
Options Purchased:
Foreign currency exchange contracts	—	9	—	9
Interest rate contracts	—	4,838,643	—	4,838,643
Liabilities:
TBA Sale Commitments	—	(403,717,487)	—	(403,717,487)

	$9,550,769	$3,357,681,414	$1,169,842	$3,368,402,025

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$249,779	$—	$249,779
Foreign currency exchange contracts	—	2,981,674	—	2,981,674
Interest rate contracts	7,795,314	2,082,889	—	9,878,203
Other Contracts	—	48,700	—	48,700
Liabilities:
Credit contracts	—	(164,285)	—	(164,285)
Foreign currency exchange contracts	—	(3,388,152)	—	(3,388,152)
Interest rate contracts	(3,519,091)	(3,729,448)	—	(7,248,539)

	$4,276,223	$(1,918,843)	$—	$2,357,380

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

28

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Core Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $264,620,373 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of September 30, 2018	$2,458,305	$27,000,000	1,822,934	—	341,030	31,622,269
Transfers into Level 3	—	—	95,044	2	143,427	238,473
Transfers out of Level 3	(2,458,305)	(18,000,000)	(367,000)	—	(341,030)	(21,166,335)
Accrued discounts/premiums	—	—	(14,209)	—	202	(14,007)
Net realized gain (loss)	—	—	(1,008)	—	214	(794)
Net change in unrealized appreciation (depreciation)(a)	—	—	3,100	—	5,181	8,281
Purchases	—	—	—	—	—	—
Sales	—	(9,000,000)	(515,955)	—	(2,090)	(9,518,045)
Closing Balance, as of December 31, 2018	$—	$—	$1,022,906	$2	$146,934	$1,169,842

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018(a)	$—	$—	$3,100	$—	$5,181	$8,281

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

29

Schedule of Investments (unaudited) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 10.4%
Ajax Mortgage Loan Trust(a):
Series 2018-E, Class A, 4.38%, 06/25/58(b)	USD	3,000	2,984,379
Series 2018-F, Class A, 4.38%, 11/25/58(b)		4,000	3,980,749
Series 2018-G, Class A, 4.38%, 06/25/57(c)		3,750	3,732,742
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.30%, 10/21/28(a)(d)		1,000	975,228
ALM VII Ltd.(a)(d):
Series 2012-7A, Class A1R, (LIBOR USD 3 Month + 1.48%), 3.92%, 10/15/28		1,000	999,908
Series 2012-7A, Class BR, (LIBOR USD 3 Month + 2.50%), 4.94%, 10/15/28		1,000	987,919
Series 2012-7A, Class CR, (LIBOR USD 3 Month + 3.85%), 6.29%, 10/15/28		1,000	984,972
ALM VIII Ltd., Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 6.39%, 10/15/28(a)(d)		1,000	1,000,402
ALM XVI Ltd.(a)(d):
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.34%, 07/15/27		1,200	1,148,722
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.14%, 07/15/27		1,000	942,419
Anchorage Capital CLO 4-R Ltd.(a)(d):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.36%, 01/28/31		1,000	943,266
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.11%, 01/28/31		1,000	919,836
Anchorage Capital CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.64%, 10/13/30(a)(d)		1,000	962,792
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(d)	EUR	140	149,995
Apidos CLO XX(a)(d):
Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 4.39%, 07/16/31	USD	1,000	949,638
Series 2015-20A, Class CR, (LIBOR USD 3 Month + 2.95%), 5.39%, 07/16/31		1,000	930,331
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(d)	EUR	183	203,460
ARES CLO Ltd., Series 2018-49A, Class D, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/22/30(a)(d)	USD	1,000	933,040
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(d)	EUR	200	229,311
Ares XLII CLO Ltd., Series 2017-42A, Class D, (LIBOR USD 3 Month + 3.45%), 5.92%, 01/22/28(a)(d)	USD	1,000	967,863
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 6.26%, 07/28/29(a)(d)		1,000	983,352
Ares XXXVII CLO Ltd.(a)(d):
Series 2015-4A, Class BR, (LIBOR USD 3 Month + 1.80%), 4.24%, 10/15/30		250	234,707
Series 2015-4A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.09%, 10/15/30		1,000	917,495

Security	Par (000)		Value

Asset-Backed Securities (continued)
Atlas Senior Loan Fund X Ltd., Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.19%, 01/15/31(a)(d)	USD	1,000	914,486
Atrium XV(a)(d)(e):
Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 5.78%, 01/23/31		500	500,000
Series 15A, Class E, (LIBOR USD 3 Month + 5.85%), 8.63%, 01/23/31		250	250,000
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(d)	EUR	260	263,354
Ballyrock CLO Ltd., Series 2016-1A, Class C, (LIBOR USD 3 Month + 2.70%), 5.14%, 10/15/28(a)(d)	USD	1,000	998,436
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30(a)(d)		1,250	1,176,361
Cadogan Square CLO VIII DAC, Series 8X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 01/15/30(d)	EUR	141	161,730
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class C, (LIBOR USD 3 Month + 4.00%), 6.47%, 10/20/29(a)(d)	USD	1,000	992,623
CBAM Ltd., Series 2017-3A, Class E1, (LIBOR USD 3 Month + 6.50%), 8.95%, 10/17/29(a)(d)		1,000	943,309
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.37%, 06/09/30(a)(d)		1,000	976,366
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.13%, 07/23/30(a)(d)		1,000	973,834
CIFC Funding Ltd.(a)(d):
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.80%), 5.31%, 04/27/31		1,000	922,069
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.97%, 04/23/29		1,000	964,856
CVC Cordatus Loan Fund VIII DAC(d):
Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30	EUR	200	221,260
Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30		113	118,743
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.64%, 10/15/30(a)(d)	USD	500	454,780
Dryden 32 Euro CLO BV, Series 2014-32X, Class ER, (EURIBOR 3 Month + 5.29%), 5.29%, 08/15/31(d)	EUR	140	148,754
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.69%, 07/15/30(a)(d)	USD	2,000	1,914,149
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(d)	EUR	100	114,686
Galaxy XVIII CLO Ltd.(a)(d):
Series 2018-28A, Class C, (LIBOR USD 3 Month + 1.95%), 4.29%, 07/15/31	USD	500	461,619
Series 2018-28A, Class D, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/15/31		750	696,630

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Galaxy XXV CLO Ltd., Series 2018-25A, Class D, (LIBOR USD 3 Month + 3.10%), 5.44%, 10/25/31(a)(d)	USD	850	$794,993
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.35%), 5.82%, 04/20/29(a)(d)		1,000	962,940
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.49%, 01/27/31(a)(d)		1,000	925,483
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(d)	EUR	330	352,973
Jay Park CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.18%, 10/20/27(a)(d)	USD	1,000	925,800
LCM XV LP, Series 15A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.87%, 07/20/30(a)(d)		1,000	969,091
LCM XXIV Ltd., Series 24A, Class C, (LIBOR USD 3 Month + 2.25%), 4.72%, 03/20/30(a)(d)		1,000	959,101
Madison Park Funding X Ltd.(a)(d):
Series 2012-10A, Class AR, (LIBOR USD 3 Month + 1.45%), 3.92%, 01/20/29		1,000	1,000,312
Series 2012-10A, Class DR, (LIBOR USD 3 Month + 4.20%), 6.67%, 01/20/29		1,000	1,006,105
Series 2012-10A, Class ER, (LIBOR USD 3 Month + 7.62%), 10.09%, 01/20/29		500	501,339
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, (LIBOR USD 3 Month + 2.85%), 5.30%, 04/19/30(a)(d)		1,000	937,099
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (LIBOR USD 3 Month + 3.45%), 5.96%, 01/27/26(a)(d)		1,000	982,847
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.62%, 12/18/30(a)(d)		1,500	1,482,730
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, (LIBOR USD 3 Month + 5.92%), 8.41%, 10/21/30(a)(d)		1,000	902,107
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/30(a)(d)		1,000	938,559
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.35%, 10/17/27(a)(d)		500	459,607
OCP Euro CLO DAC(d):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	148	155,764
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		100	100,902
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(d)		150	161,592
Octagon Loan Funding Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.90%), 5.54%, 11/18/31(a)(d)(e)	USD	500	453,250
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.45%, 01/20/32(a)(d)		500	463,096
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		1,382	1,291,974
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.67%, 10/22/30(a)(d)		1,000	956,587
OZLM VI Ltd.(a)(d):
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.55%, 04/17/31		1,000	954,522

Security	Par (000)		Value

Asset-Backed Securities (continued)
OZLM VI Ltd.(a)(d) (continued)
Series 2014-6A, Class CS, (LIBOR USD 3 Month + 3.13%), 5.58%, 04/17/31	USD	1,000	$943,454
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(d)	EUR	158	181,179
Ozlme II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(d)		100	103,994
Palmer Square CLO Ltd., Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/31(a)(d)	USD	750	706,125
Regatta VII Funding Ltd., Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 5.54%, 12/20/28(a)(d)(e)		1,000	1,000,000
Rockford Tower CLO Ltd.(a)(d):
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.66%, 10/20/30		1,500	1,483,358
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.63%, 10/20/31		500	481,513
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.53%, 10/20/31		500	472,959
TICP CLO VI Ltd., Series 2016-5A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.20%, 07/17/31(a)(d)		500	426,840
TICP CLO XI Ltd.(a)(d):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.59%, 10/20/31		600	575,095
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/20/31		550	519,255
TXU Escrow, 5.10%, 10/10/17(e)		815	—
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	74	102,498
York CLO 1 Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 5.18%, 10/22/29(a)(d)	USD	1,000	938,988
York CLO-5 Ltd., Series 2018-1A, Class E, (LIBOR USD 3 Month + 6.01%), 8.44%, 10/22/31(a)(d)		500	450,923

Total Asset-Backed Securities — 10.4% (Cost: $70,742,662)			68,255,525

	Shares

Common Stocks — 0.9%

Banks — 0.7%
ABN AMRO Group NV, CVA(a)		17,000	400,042
BNP Paribas SA		24,158	1,090,993
CaixaBank SA		166,424	602,694
Credit Agricole SA		86,204	927,765
Erste Group Bank AG(f)		19,421	643,953
KBC Group NV		15,212	978,724

			4,644,171

Capital Markets — 0.0%
New Holdings LLC(f)		48	15,840

Chemicals — 0.1%
Platform Specialty Products Corp.(f)		32,819	339,020

Containers & Packaging — 0.1%
Crown Holdings, Inc.(f)		5,589	232,335

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Electric Utilities — 0.0%
TexGen Power LLC(e)(f)		2,844	$110,916

Equity Real Estate Investment Trusts (REITs) — 0.0%
Gaming and Leisure Properties, Inc.		2,300	74,313

Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.(f)		3,880	256

Hotels, Restaurants & Leisure — 0.0%
Star Group, Inc. (The)(f)		5,409	89,305

Machinery — 0.0%(f)
AFGlobal Corp.(e)		897	—
Ameriforge Group, Inc.		283	15,565

			15,565

Media — 0.0%
Altice USA, Inc., Class A		8,386	138,537

Metals & Mining — 0.0%
Constellium NV, Class A(f)		19,152	133,872

Software — 0.0%
Avaya Holdings Corp.(f)		11	160

Total Common Stocks — 0.9% (Cost: $7,297,264)			5,794,290

	Par (000)

Corporate Bonds — 50.8%

Aerospace & Defense — 0.8%
Arconic, Inc., 5.13%, 10/01/24	USD	632	606,726
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		134	126,964
Bombardier, Inc.(a):
7.75%, 03/15/20		52	52,780
8.75%, 12/01/21		304	313,120
5.75%, 03/15/22		48	44,760
6.00%, 10/15/22		7	6,563
6.13%, 01/15/23		265	248,437
7.50%, 12/01/24		596	561,730
7.50%, 03/15/25		1,098	1,034,865
BWX Technologies, Inc., 5.38%, 07/15/26(a)		166	159,725
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		128	130,240
L3 Technologies, Inc., 4.40%, 06/15/28		1,000	999,778
Pioneer Holdings LLC, 9.00%, 11/01/22(a)		39	39,195
TransDigm, Inc.:
6.00%, 07/15/22		62	61,070
6.50%, 05/15/25		346	330,430
6.38%, 06/15/26		22	20,460
United Technologies Corp.:
3.35%, 08/16/21		290	289,215
4.63%, 11/16/48		120	115,883

			5,141,941

Air Freight & Logistics — 0.0%
FedEx Corp., 4.05%, 02/15/48		155	129,836

Security	Par (000)		Value

Airlines — 0.0%
ANA Holdings, Inc.(g)(h):
0.00%, 09/16/22	JPY	10,000	$91,981
0.00%, 09/19/24		10,000	92,220
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/21	USD	104	106,915

			291,116

Auto Components — 0.5%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	200	183,888
Allison Transmission, Inc., 5.00%, 10/01/24(a)	USD	9	8,640
Federal-Mogul LLC, 5.00%, 07/15/24	EUR	160	187,197
GKN Holdings Ltd., 3.38%, 05/12/32	GBP	200	240,376
Icahn Enterprises LP:
6.00%, 08/01/20	USD	20	19,975
6.25%, 02/01/22		279	275,513
6.75%, 02/01/24		212	209,880
6.38%, 12/15/25		62	59,675
IHO Verwaltungs GmbH(i):
2.75% (2.75% Cash or 3.50% PIK), 09/15/21	EUR	100	113,429
3.25% (3.25% Cash or 4.00% PIK), 09/15/23		200	223,284
3.75% (3.75% Cash or 4.50% PIK), 09/15/26		100	109,706
LKQ Italia Bondco SpA, 3.88%, 04/01/24		150	175,300
Schaeffler Finance BV, 3.25%, 05/15/25		250	291,989
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(d)(j)	USD	200	177,784
ZF North America Capital, Inc., 4.00%, 04/29/20(a)		750	746,599

			3,023,235

Automobiles — 0.4%
Daimler Finance North America LLC, 3.35%, 05/04/21(a)		750	747,725
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24	EUR	435	522,768
Fiat Chrysler Finance Europe SA:
6.75%, 10/14/19		110	132,246
4.75%, 07/15/22		100	124,600
General Motors Co., 5.00%, 10/01/28	USD	1,000	947,530
Tesla, Inc., 5.30%, 08/15/25(a)		132	114,675
Volvo Car AB, 2.00%, 01/24/25	EUR	200	214,313

			2,803,857

Banks — 6.4%
ABN AMRO Bank NV(d)(j):
(EUR Swap Annual 5 Year + 5.45%), 5.75%		400	467,283
(EUR Swap Annual 5 Year + 3.90%), 4.75%		200	199,341
Allied Irish Banks plc(d):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(j)		200	238,144
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		200	232,883
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 9.18%), 8.88%(d)(j)		200	248,192
Banco BPM SpA:
2.75%, 07/27/20		100	115,701
1.75%, 04/24/23		100	108,492
Banco de Credito del Peru, (LIBOR USD 3 Month + 7.71%), 6.87%, 09/16/26(d)	USD	630	667,012
Banco General SA, 4.13%, 08/07/27		500	457,500
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24		653	616,269
Banco Santander SA:
(EUR Swap Annual 5 Year + 5.41%), 6.25%(d)(j)	EUR	200	217,834
(EUR Swap Annual 5 Year + 6.80%), 6.75%(d)(j)		200	232,842

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
Banco Santander SA (continued)
3.85%, 04/12/23	USD	200	$194,333
(EUR Swap Annual 5 Year + 4.10%), 4.75%(d)(j)	EUR	200	182,032
Bank of America Corp.:
Series L, 4.18%, 11/25/27	USD	2,000	1,922,332
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(d)(j)		3,000	2,730,000
Bank of Ireland(d):
(EUR Swap Annual 5 Year + 6.96%), 7.38%(j)	EUR	200	238,923
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		200	229,723
Bank of Ireland Group plc:
1.38%, 08/29/23		150	166,214
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(d)	GBP	100	118,687
Bankia SA(d):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(j)	EUR	400	431,884
(EUR Swap Annual 5 Year + 6.22%), 6.37%(j)		200	216,260
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		200	229,264
Barclays plc:
4.38%, 09/11/24	USD	200	188,811
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(d)	EUR	200	226,149
(EUR Swap Annual 1 Year + 0.78%), 1.37%, 01/24/26(d)		375	397,341
BBVA Bancomer SA, 4.38%, 04/10/24	USD	650	637,813
BNP Paribas SA(d)(j):
(EUR Swap Annual 5 Year + 5.23%), 6.12%	EUR	400	475,486
(USD Swap Semi 5 Year + 3.98%), 7.00%(a)	USD	1,000	951,250
Burgan Senior SPC Ltd., 3.13%, 09/14/21		500	484,375
CaixaBank SA(d):
(EUR Swap Annual 5 Year + 4.50%), 5.25%(j)	EUR	200	194,758
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/27		100	117,805
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		100	112,401
CBQ Finance Ltd., 3.25%, 06/13/21	USD	300	290,625
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(d)		200	192,647
CIT Group, Inc.:
5.00%, 08/01/23		437	428,260
5.25%, 03/07/25		48	46,920
6.13%, 03/09/28		27	26,865
Citigroup, Inc.:
(LIBOR USD 3 Month + 1.02%), 4.04%, 06/01/24(d)		500	501,403
4.30%, 11/20/26		500	480,811
4.45%, 09/29/27		500	481,908
Commerzbank AG:
8.13%, 09/19/23		200	219,401
4.00%, 03/23/26	EUR	150	177,879
Cooperatieve Rabobank UA(d)(j):
(EUR Swap Annual 5 Year + 5.25%), 5.50%		200	234,592
(EUR Swap Annual 5 Year + 6.70%), 6.62%		400	497,512
Credit Agricole SA(d)(j):
(EUR Swap Annual 5 Year + 5.12%), 6.50%		200	233,453
(USD Swap Semi 5 Year + 6.19%), 8.12%(a)	USD	1,500	1,541,250
Danske Bank A/S, (EUR Swap Annual 6 Year + 4.64%), 5.75%(d)(j)	EUR	200	224,792
Discover Bank:
3.20%, 08/09/21	USD	1,000	989,611
(USD Swap Semi 5 Year + 1.73%), 4.68%, 08/09/28(d)		465	455,049
Erste Group Bank AG, (EUR Swap Annual 5 Year + 9.02%), 8.88%(d)(j)	EUR	200	256,648

Security	Par (000)		Value
Banks (continued)
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.75%(j)	USD	600	$405,384
HSBC Holdings plc(d):
(USD Swap Rate 5 Year + 5.51%), 6.87%(j)		2,000	2,055,500
(LIBOR USD 3 Month + 0.65%), 3.43%, 09/11/21		1,000	986,778
(EUR Swap Annual 5 Year + 4.38%), 5.25%(j)	EUR	200	227,431
(USD Swap Rate 5 Year + 3.45%), 6.25%(j)	USD	200	187,500
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24		285	283,461
(USD Swap Rate 5 Year + 4.37%), 6.37%(j)		200	192,000
(USD Swap Rate 5 Year + 3.75%), 6.00%(j)		1,495	1,346,218
ICICI Bank Ltd., 4.00%, 03/18/26		600	560,836
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(d)	EUR	200	217,151
Intercorp Financial Services, Inc., 4.13%, 10/19/27	USD	500	447,500
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(d)(j)	EUR	200	231,811
2.13%, 08/30/23		100	115,000
6.63%, 09/13/23		100	129,912
(EUR Swap Annual 5 Year + 7.19%), 7.75%(d)(j)		200	239,678
JPMorgan Chase & Co.:
Series CC, (LIBOR USD 3 Month + 2.58%), 4.62%(d)(j)	USD	3,000	2,542,200
(LIBOR USD 3 Month + 0.89%), 3.37%, 07/23/24(d)		1,000	977,021
3.63%, 12/01/27		1,500	1,395,852
KBC Group NV, (EUR Swap Annual 5 Year + 4.76%), 5.63%(d)(j)	EUR	100	114,227
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(d)(j)	USD	1,000	853,750
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 3.00%(d)(j)		200	148,000
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.62%(d)(j)		995	1,029,825
Santander UK plc, 5.00%, 11/07/23(a)		1,000	976,490
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(d)(j)		1,000	985,000
Shizuoka Bank Ltd. (The), (LIBOR USD 3 Month - 0.50%), 1.99%, 01/25/23(d)(g)		100	96,019
Societe Generale SA, (USD Swap Semi 5 Year + 6.24%), 7.38%(a)(d)(j)		200	194,750
Swedbank AB, (USD Swap Semi 5 Year + 4.11%), 6.00%(d)(j)		200	190,500
UBS Group Funding Switzerland AG, (USD Swap Semi 5 Year + 2.43%), 5.00%(d)(j)		200	166,254
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(d)(j)	EUR	400	436,531
(EUR Swap Annual 5 Year + 9.30%), 9.25%(d)(j)		200	246,909
6.95%, 10/31/22		100	128,226
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(d)		300	354,304
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(d)		200	229,021
Wells Fargo & Co., 5.38%, 11/02/43	USD	500	521,787
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(d)		200	192,029
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(d)(j)		275	267,270
5.13%, 08/06/28		200	203,215

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23	USD	600	$519,750

			41,922,050

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 04/15/48		750	672,195
Coca-Cola European Partners plc, (EURIBOR 3 Month + 0.18%), 0.00%, 11/16/21(d)	EUR	100	113,621
Coca-Cola Icecek A/S, 4.22%, 09/19/24	USD	250	234,375
Molson Coors Brewing Co., (EURIBOR 3 Month + 0.35%), 0.04%, 03/15/19(d)	EUR	100	114,585

			1,134,776

Biotechnology — 0.2%
AbbVie, Inc.:
3.38%, 11/14/21	USD	680	679,360
4.88%, 11/14/48		500	466,498

			1,145,858

Building Products — 0.2%
Jeld-Wen, Inc.(a):
4.63%, 12/15/25		35	30,625
4.88%, 12/15/27		6	5,070
LIXIL Group Corp.(g)(h):
0.00%, 03/04/20	JPY	50,000	443,663
0.00%, 03/04/22		30,000	263,763
Masonite International Corp.(a):
5.63%, 03/15/23	USD	175	169,750
5.75%, 09/15/26		148	139,490
NCI Building Systems, Inc., 8.00%, 04/15/26(a)		20	18,300
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(a)		32	31,520
Standard Industries, Inc.(a):
5.50%, 02/15/23		2	1,960
5.38%, 11/15/24		39	36,611
6.00%, 10/15/25		58	55,628
USG Corp., 4.88%, 06/01/27(a)		109	109,818

			1,306,198

Capital Markets — 2.5%
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)		240	236,160
AMTD Group Co. Ltd., 5.00%, 03/21/19		2,000	1,885,000
Canopus International Ltd., 0.00%, 01/25/19(g)(h)		1,000	985,765
CCTI Ltd., 3.63%, 08/08/22		710	677,968
Cindai Capital Ltd., 0.00%, 02/08/23(g)(h)		900	832,857
Credit Suisse Group AG(d):
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)(j)		3,010	2,934,750
(LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/24(a)		1,000	997,411
(USD Swap Semi 5 Year + 3.46%), 6.25%(j)		200	188,912
(USD Swap Semi 5 Year + 4.33%), 7.25%(a)(j)		965	910,333
Deutsche Bank AG:
3.15%, 01/22/21		500	483,189
4.25%, 02/04/21		815	803,196
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 05/15/22(a)(i)		52	49,660
FS Energy & Power Fund, 7.50%, 08/15/23(a)		87	82,650
Haitong International Securities Group Ltd., 0.00%, 10/25/21(g)(h)	HKD	6,000	740,914
Huarong Finance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%(d)(j)	USD	2,200	2,070,079
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	300	306,512

Security	Par (000)		Value

Capital Markets (continued)
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	200	$192,250
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(a)		33	32,588
MSCI, Inc., 5.25%, 11/15/24(a)		60	59,700
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(g)(h)		200	186,090
SBI Holdings, Inc., 0.00%, 09/13/23(g)(h)	JPY	110,000	1,017,654
SURA Asset Management SA, 4.88%, 04/17/24	USD	400	394,500
UBS AG, (EURIBOR 3 Month + 0.50%), 0.18%, 04/23/21(d)	EUR	300	343,575

			16,411,713

Chemicals — 1.8%
Alpha 2 BV, 8.75% (8.75% Cash or 9.50% PIK), 06/01/23(a)(i)	USD	210	201,075
Alpha 3 BV, 6.25%, 02/01/25(a)		400	376,000
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		150	141,750
Blue Cube Spinco LLC:
9.75%, 10/15/23		109	119,900
10.00%, 10/15/25		369	416,970
Braskem Netherlands Finance BV, 3.50%, 01/10/23		500	473,750
Chemours Co. (The):
6.63%, 05/15/23		170	171,700
7.00%, 05/15/25		166	167,245
5.38%, 05/15/27		221	198,900
CNAC HK Finbridge Co. Ltd., 4.88%, 03/14/25		1,000	1,007,375
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		730	731,825
Dow Chemical Co. (The), 5.55%, 11/30/48(a)		350	354,883
DowDuPont, Inc., 5.42%, 11/15/48		695	722,065
Equate Petrochemical BV, 4.25%, 11/03/26		400	387,000
Fufeng Group Ltd., 5.88%, 08/28/21		200	201,350
Gates Global LLC, 6.00%, 07/15/22(a)		332	325,360
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		103	100,425
Hexion, Inc., 10.38%, 02/01/22(a)		29	23,127
Huntsman International LLC, 5.13%, 11/15/22		185	186,387
INEOS Finance plc, 4.00%, 05/01/23	EUR	135	154,692
Koppers, Inc., 6.00%, 02/15/25(a)	USD	74	65,120
Mitsubishi Chemical Holdings Corp.(g)(h):
0.00%, 03/30/22	JPY	40,000	365,724
0.00%, 03/29/24		40,000	370,750
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	109	115,540
Monitchem HoldCo 3 SA, 5.25%, 06/15/21	EUR	100	111,424
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	82	74,005
OCI NV, 5.00%, 04/15/23	EUR	110	128,450
Olin Corp., 5.00%, 02/01/30	USD	33	28,916
Pearl Holding III Ltd., 9.50%, 12/11/22		200	172,000
Platform Specialty Products Corp.(a):
6.50%, 02/01/22		687	687,000
5.88%, 12/01/25		535	500,225
PQ Corp.(a):
6.75%, 11/15/22		334	344,020
5.75%, 12/15/25		259	239,575
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	200	234,306
Rock International Investment, Inc., 6.63%, 03/27/20	USD	1,200	919,168
Solvay Finance SA(d)(j):
(EUR Swap Annual 5 Year + 4.89%), 5.12%	EUR	300	362,087
(EUR Swap Annual 5 Year + 3.70%), 5.42%		180	220,156
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(d)(j)		100	114,422
UPL Corp. Ltd., 4.50%, 03/08/28	USD	200	183,118
WR Grace & Co., 5.13%, 10/01/21(a)		160	158,400

			11,856,185

5

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies — 1.1%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	100	$129,888
4.88%, 07/31/24		160	193,863
ACCO Brands Corp., 5.25%, 12/15/24(a)	USD	27	24,165
ADT Corp. (The):
3.50%, 07/15/22		199	184,075
4.13%, 06/15/23		295	269,925
4.88%, 07/15/32(a)		115	85,100
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)		23	22,482
Algeco Global Finance plc, 8.00%, 02/15/23(a)		200	186,500
APX Group, Inc.:
8.75%, 12/01/20		154	146,685
7.88%, 12/01/22		78	73,710
Aramark Services, Inc.:
5.00%, 04/01/25(a)		90	87,975
4.75%, 06/01/26		90	84,600
5.00%, 02/01/28(a)		244	227,530
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		1,745	1,745,000
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	254	274,279
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(g)(h)	HKD	4,000	494,990
GFL Environmental, Inc., 5.38%, 03/01/23(a)	USD	32	28,000
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		114	103,882
Hulk Finance Corp., 7.00%, 06/01/26(a)		32	27,920
Intrum AB, 2.75%, 07/15/22	EUR	242	254,933
KAR Auction Services, Inc., 5.13%, 06/01/25(a)	USD	141	127,253
Matthews International Corp., 5.25%, 12/01/25(a)		113	105,090
Mobile Mini, Inc., 5.88%, 07/01/24		323	316,540
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(a)		25	23,375
Nielsen Finance LLC, 5.00%, 04/15/22(a)		177	169,035
Paprec Holding SA, 4.00%, 03/31/25	EUR	102	98,577
Prime Security Services Borrower LLC, 9.25%, 05/15/23(a)	USD	687	708,469
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)		218	211,460
SPIE SA, 3.13%, 03/22/24	EUR	100	110,198
Tervita Escrow Corp., 7.63%, 12/01/21(a)	USD	86	81,915
Verisure Holding AB, 3.50%, 05/15/23	EUR	214	240,336
Verisure Midholding AB, 5.75%, 12/01/23		150	165,383
Waste Pro USA, Inc., 5.50%, 02/15/26(a)	USD	58	53,360

			7,056,493

Communications Equipment — 0.1%
CommScope Technologies LLC(a):
6.00%, 06/15/25		4	3,640
5.00%, 03/15/27		123	99,630
CommScope, Inc., 5.00%, 06/15/21(a)		200	198,000
Nokia OYJ:
3.38%, 06/12/22		32	30,240
4.38%, 06/12/27		46	42,780
6.63%, 05/15/39		230	233,450

			607,740

Construction & Engineering — 0.4%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		80	68,200
China Railway Construction Corp. Ltd., 1.50%, 12/21/21(g)	CNY	4,000	576,125

Security	Par (000)		Value

Construction & Engineering (continued)
China Singyes Solar Technologies Holdings Ltd.(f)(k):
6.75%, 10/17/18	USD	500	$277,500
0.00%, 02/15/19(l)		400	222,000
Engility Corp., 8.88%, 09/01/24		300	320,250
Hanrui Overseas Investment Co. Ltd., 4.90%, 06/28/19		600	553,320
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(d)(j)		200	184,750
New Enterprise Stone & Lime Co., Inc.(a):
10.13%, 04/01/22		42	40,950
6.25%, 03/15/26		21	19,110
Tutor Perini Corp., 6.88%, 05/01/25(a)		48	44,640
Weekley Homes LLC, 6.63%, 08/15/25		7	6,423
Zhaohai Investment BVI Ltd., 4.00%, 07/23/20		200	192,000

			2,505,268

Construction Materials — 0.2%
Buzzi Unicem SpA, 2.13%, 04/28/23	EUR	100	114,326
Inversiones CMPC SA, 4.75%, 09/15/24	USD	600	594,000
Taiwan Cement Corp., 0.00%, 12/10/23(g)(h)		800	819,731

			1,528,057

Consumer Finance — 1.2%
AerCap Ireland Capital DAC, 4.50%, 05/15/21		200	200,577
Ally Financial, Inc.:
5.13%, 09/30/24		17	16,872
8.00%, 11/01/31		1,225	1,359,750
CDBL Funding 1, 3.00%, 04/24/23		800	762,424
Ford Motor Credit Co. LLC:
5.88%, 08/02/21		1,000	1,025,569
4.39%, 01/08/26		500	450,753
General Motors Financial Co., Inc.:
3.55%, 04/09/21		140	138,072
(EURIBOR 3 Month + 0.68%), 0.36%, 05/10/21(d)	EUR	100	111,487
3.20%, 07/06/21	USD	1,000	976,807
4.20%, 11/06/21		475	474,786
LeasePlan Corp. NV, (EURIBOR 3 Month + 0.50%), 0.18%, 01/25/21(d)	EUR	200	224,711
Lincoln Finance Ltd., 6.88%, 04/15/21		100	116,867
Mulhacen Pte. Ltd., 6.50% (6.50% Cash or 7.25% PIK), 08/01/23(i)		693	746,364
Navient Corp.:
5.00%, 10/26/20	USD	20	19,150
6.63%, 07/26/21		31	29,915
6.50%, 06/15/22		12	11,190
5.50%, 01/25/23		203	177,625
7.25%, 09/25/23		32	29,360
5.88%, 10/25/24		64	53,440
6.75%, 06/25/25		40	34,100
6.75%, 06/15/26		32	26,560
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	387,161
Springleaf Finance Corp.:
6.13%, 05/15/22		22	21,334
6.88%, 03/15/25		93	83,235
7.13%, 03/15/26		73	65,152
Volkswagen Bank GmbH, (EURIBOR 3 Month + 0.42%), 0.11%, 06/15/21(d)	EUR	100	112,438
Volkswagen International Finance NV, (EURIBOR 3 Month + 0.35%), 0.04%, 03/30/19(d)		100	114,555
Volkswagen Leasing GmbH, 1.13%, 04/04/24		200	221,125

			7,991,379

6

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Containers & Packaging — 0.8%
Ardagh Packaging Finance plc:
4.13%, 05/15/23	EUR	200	$232,709
4.63%, 05/15/23(a)	USD	400	382,000
6.75%, 05/15/24	EUR	400	479,198
7.25%, 05/15/24(a)	USD	412	410,970
4.75%, 07/15/27	GBP	100	115,346
BWAY Holding Co.:
4.75%, 04/15/24	EUR	199	223,200
5.50%, 04/15/24(a)	USD	502	471,880
Crown Americas LLC:
4.75%, 02/01/26(a)		268	252,590
4.25%, 09/30/26		120	107,700
Crown European Holdings SA:
2.25%, 02/01/23(a)	EUR	100	114,568
3.38%, 05/15/25		100	115,245
Guala Closures SpA, (EURIBOR 3 Month + 3.50%), 3.50%, 04/15/24(d)		100	113,147
Horizon Parent Holdings SARL, 8.25% (8.25% Cash or 9.00% PIK), 02/15/22(i)		100	115,778
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	USD	25	24,688
OI European Group BV, 4.00%, 03/15/23(a)		44	41,140
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		109	108,268
(LIBOR USD 3 Month + 3.50%), 5.94%, 07/15/21(a)(d)		207	206,224
5.13%, 07/15/23(a)		18	17,145
7.00%, 07/15/24(a)		262	249,555
Sealed Air Corp.:
4.88%, 12/01/22(a)		196	194,040
4.50%, 09/15/23	EUR	100	123,076
6.88%, 07/15/33(a)	USD	123	122,693
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	114,140
WestRock Co., 4.65%, 03/15/26(a)	USD	795	807,149

			5,142,449

Distributors — 0.2%
American Builders & Contractors Supply Co., Inc.(a):
5.75%, 12/15/23		249	246,510
5.88%, 05/15/26		24	22,740
Autodis SA, (EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(d)	EUR	100	111,143
Core & Main LP, 6.13%, 08/15/25(a)	USD	254	223,520
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		200	179,500
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(d)(j)		500	394,735

			1,178,148

Diversified Consumer Services — 0.1%
frontdoor, Inc., 6.75%, 08/15/26(a)		119	113,050
Graham Holdings Co., 5.75%, 06/01/26(a)		57	57,142
Laureate Education, Inc., 8.25%, 05/01/25(a)		42	43,155
Service Corp. International, 4.50%, 11/15/20		77	76,423
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(a)		117	110,565

			400,335

Diversified Financial Services — 1.0%
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	200	226,981
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(d)	EUR	100	104,298

Security	Par (000)		Value

Diversified Financial Services (continued)
Arrow Global Finance plc (continued)
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(d)	EUR	100	$107,668
Cabot Financial Luxembourg SA, 6.50%, 04/01/21	GBP	100	124,809
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	USD	500	458,301
Far East Horizon Ltd., (LIBOR USD 3 Month + 2.00%), 4.40%, 07/03/21(d)		200	199,432
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	130	131,461
(EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(d)		110	103,982
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	USD	1,500	1,447,583
GrupoSura Finance SA, 5.70%, 05/18/21		371	382,130
HBOS Capital Funding LP, 6.85%(j)		416	414,448
Jefferies Finance LLC, 7.38%, 04/01/20(a)		200	199,500
LHC3 plc, 4.12% (4.12% Cash or 9.00% PIK), 08/15/24(i)	EUR	353	385,050
Nexi Capital SpA, (EURIBOR 3 Month + 3.63%), 3.63%, 05/01/23(d)		172	194,605
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26		346	385,528
6.25%, 05/15/26(a)	USD	745	718,925
6.88%, 11/15/26	EUR	194	205,049
8.25%, 11/15/26(a)	USD	334	305,192
Tempo Acquisition LLC, 6.75%, 06/01/25(a)		181	167,425
Travelport Corporate Finance plc, 6.00%, 03/15/26(a)		42	42,420
Vantiv LLC, 3.88%, 11/15/25(a)	GBP	132	157,609
Verscend Escrow Corp., 9.75%, 08/15/26(a)	USD	280	263,200

			6,725,596

Diversified Telecommunication Services — 2.2%
Altice France SA(a):
7.38%, 05/01/26		492	451,410
8.13%, 02/01/27		503	474,077
AT&T, Inc., 4.50%, 03/09/48		1,000	855,707
CCO Holdings LLC:
5.13%, 02/15/23		169	164,775
4.00%, 03/01/23(a)		144	134,280
5.75%, 02/15/26(a)		95	93,100
5.13%, 05/01/27(a)		1,269	1,181,947
5.00%, 02/01/28(a)		137	126,040
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		293	292,267
Series W, 6.75%, 12/01/23		73	70,354
Series Y, 7.50%, 04/01/24		2	1,930
5.63%, 04/01/25		225	198,000
Series P, 7.60%, 09/15/39		3	2,370
Series U, 7.65%, 03/15/42		67	52,763
Cincinnati Bell, Inc.(a):
7.00%, 07/15/24		370	305,250
8.00%, 10/15/25		28	23,100
DKT Finance ApS, 7.00%, 06/17/23	EUR	333	402,099
eircom Finance DAC, 4.50%, 05/31/22		100	116,007
Embarq Corp., 8.00%, 06/01/36	USD	149	134,845
Frontier Communications Corp.:
7.13%, 03/15/19		5	4,862
10.50%, 09/15/22		38	26,410
11.00%, 09/15/25		300	186,735
8.50%, 04/01/26(a)		96	84,000
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		163	141,810
8.50%, 10/15/24(a)		304	294,880

7

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA (continued)
9.75%, 07/15/25(a)	USD	458	$459,282
Koninklijke KPN NV, (GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73(d)	GBP	100	132,558
Level 3 Financing, Inc.:
5.38%, 08/15/22	USD	160	156,877
5.63%, 02/01/23		33	32,423
5.13%, 05/01/23		42	40,530
5.38%, 01/15/24		268	255,270
5.38%, 05/01/25		21	19,687
5.25%, 03/15/26		538	492,270
Level 3 Parent LLC, 5.75%, 12/01/22		22	21,615
Ooredoo International Finance Ltd., 3.75%, 06/22/26		600	573,600
OTE plc, 3.50%, 07/09/20	EUR	100	117,999
Qualitytech LP, 4.75%, 11/15/25(a)	USD	197	184,195
Sprint Capital Corp.:
6.90%, 05/01/19		140	140,700
8.75%, 03/15/32		151	159,305
TDC A/S, 5.63%, 02/23/23	GBP	200	280,443
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	43	38,813
6.00%, 09/30/34		203	175,595
7.72%, 06/04/38		3	2,979
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	142,911
Telecom Italia SpA:
1.13%, 03/26/22(g)		800	860,966
3.25%, 01/16/23		184	214,738
5.88%, 05/19/23	GBP	200	265,322
2.88%, 01/28/26	EUR	133	144,776
2.38%, 10/12/27		300	306,564
Telesat Canada, 8.88%, 11/15/24(a)	USD	126	131,040
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	150	170,566
4.50%, 08/10/33	USD	500	493,543
2.88%, 01/15/38	EUR	150	172,266
5.50%, 03/16/47	USD	225	239,269
5.01%, 04/15/49		290	288,957
Virgin Media Finance plc:
6.38%, 10/15/24	GBP	100	128,059
4.50%, 01/15/25	EUR	231	260,963
5.75%, 01/15/25(a)	USD	400	376,012
Virgin Media Secured Finance plc:
5.13%, 01/15/25	GBP	100	126,122
5.50%, 01/15/25		90	113,796
5.50%, 08/15/26(a)	USD	200	184,970
6.25%, 03/28/29	GBP	400	510,222

			14,234,221

Electric Utilities — 0.9%
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	246	265,693
Duke Energy Corp., 3.95%, 08/15/47	USD	750	676,910
Enel Finance International NV, 4.25%, 09/14/23(a)		595	581,783
Enel SpA(d):
(GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75	GBP	100	134,498
(GBP Swap 5 Year + 4.09%), 6.62%, 09/15/76		204	272,113
Exelon Corp., 4.45%, 04/15/46	USD	500	470,305
Gas Natural Fenosa Finance BV:
(EUR Swap Annual 8 Year + 3.35%), 4.13%(d)(j)	EUR	400	468,050
(EUR Swap Annual 9 Year + 3.08%), 3.38%(d)(j)		100	110,851
1.88%, 10/05/29		100	113,866
Huachen Energy Co. Ltd., 6.63%, 05/18/20(f)(k)	USD	700	372,760
NextEra Energy Operating Partners LP(a):
4.25%, 09/15/24		31	28,675
4.50%, 09/15/27		20	17,800

Security	Par (000)		Value

Electric Utilities (continued)
Pacific Gas & Electric Co., 4.25%, 08/01/23(a)	USD	395	$365,996
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL, 4.65%, 10/30/23		200	199,638
TNB Global Ventures Capital Bhd., 4.85%, 11/01/28		500	508,500
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20(g)(h)	JPY	50,000	450,700
Virginia Electric & Power Co., Series B, 3.80%, 09/15/47	USD	500	459,703
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)		210	202,125
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		200	171,465

			5,871,431

Electrical Equipment — 0.3%
Bizlink Holding, Inc., 0.00%, 02/01/23(g)(h)		500	521,858
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	257	275,318
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(a)	USD	11	10,093
Orano SA, 4.88%, 09/23/24	EUR	350	395,945
Sensata Technologies BV, 5.00%, 10/01/25(a)	USD	289	271,660
Vertiv Group Corp., 9.25%, 10/15/24(a)		221	203,320

			1,678,194

Electronic Equipment, Instruments & Components — 0.2%
Anixter, Inc., 6.00%, 12/01/25(a)		98	97,265
Belden, Inc., 4.13%, 10/15/26	EUR	200	224,205
CDW LLC:
5.50%, 12/01/24	USD	491	484,862
5.00%, 09/01/25		43	41,173
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22(g)(h)		200	186,855
Ingenico Group SA, 1.63%, 09/13/24	EUR	200	213,624
Itron, Inc., 5.00%, 01/15/26(a)	USD	7	6,405
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19(g)(h)		200	204,805

			1,459,194

Energy Equipment & Services — 0.6%
Anton Oilfield Services Group, 9.75%, 12/05/20		1,300	1,156,532
Apergy Corp., 6.38%, 05/01/26		28	27,160
Calfrac Holdings LP, 8.50%, 06/15/26(a)		31	22,010
CSI Compressco LP, 7.50%, 04/01/25(a)		133	123,690
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		74	61,420
5.70%, 10/15/39		8	4,880
4.88%, 11/01/43		68	37,740
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(g)		151	99,851
Ensco plc:
5.20%, 03/15/25		80	53,200
7.75%, 02/01/26		63	46,620
5.75%, 10/01/44		29	16,208
Hilong Holding Ltd., 7.25%, 06/22/20		700	615,146
McDermott Technology Americas, Inc., 10.63%, 05/01/24(a)		70	59,062
Nabors Industries, Inc.:
4.63%, 09/15/21		18	16,140
5.50%, 01/15/23		12	9,525
5.75%, 02/01/25		46	34,825
Noble Holding International Ltd.:
7.75%, 01/15/24		72	54,540
7.88%, 02/01/26(a)		329	280,472
5.25%, 03/15/42		38	22,040
Oceaneering International, Inc., 4.65%, 11/15/24		12	9,478

8

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Energy Equipment & Services (continued)
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(a)	USD	230	$219,650
Pioneer Energy Services Corp., 6.13%, 03/15/22		84	51,240
Rowan Cos., Inc., 4.88%, 06/01/22		78	64,350
SESI LLC:
7.13%, 12/15/21		22	18,700
7.75%, 09/15/24		51	40,545
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		47	45,003
Transocean Pontus Ltd., 6.13%, 08/01/25(a)		61	58,865
Transocean, Inc.:
8.47%, 12/15/21		5	4,962
5.80%, 10/15/22		89	78,320
9.00%, 07/15/23(a)		323	321,385
7.25%, 11/01/25(a)		149	130,003
7.50%, 01/15/26(a)		4	3,510
Trinidad Drilling Ltd., 6.63%, 02/15/25(a)		97	97,825
USA Compression Partners LP, 6.88%, 04/01/26(a)		245	235,200
Vantage Drilling International, 9.25%, 11/15/23(a)		36	35,190
Weatherford International Ltd.:
5.13%, 09/15/20		70	54,600
6.50%, 08/01/36		10	5,200
5.95%, 04/15/42		56	28,490

			4,243,577

Entertainment — 0.2%
Ascend Learning LLC, 6.88%, 08/01/25(a)		71	67,982
Live Nation Entertainment, Inc., 4.88%, 11/01/24(a)		9	8,550
Netflix, Inc.:
5.50%, 02/15/22		16	16,140
4.38%, 11/15/26		87	78,952
5.88%, 11/15/28(a)		288	279,850
4.63%, 05/15/29	EUR	316	354,859
Warner Media LLC, 3.60%, 07/15/25	USD	350	331,493
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	270	317,860
5.50%, 04/15/26(a)	USD	31	29,605

			1,485,291

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 3.13%, 01/15/27		1,000	905,237
CoreCivic, Inc., 4.75%, 10/15/27		44	36,410
Cromwell SPV Finance Pty. Ltd., 2.50%, 03/29/25(g)	EUR	200	224,240
Crown Castle International Corp., 3.80%, 02/15/28	USD	1,000	946,291
CyrusOne LP, 5.38%, 03/15/27		49	47,530
Equinix, Inc.:
5.38%, 04/01/23		32	31,840
2.88%, 03/15/24	EUR	127	144,892
2.88%, 10/01/25		378	414,687
5.88%, 01/15/26	USD	365	367,738
5.38%, 05/15/27		249	243,397
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		296	275,280
GEO Group, Inc. (The):
5.13%, 04/01/23		12	10,800
5.88%, 10/15/24		248	218,860
GLP Capital LP:
5.38%, 11/01/23		14	14,192
5.25%, 06/01/25		18	17,872
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25	EUR	100	108,647
2.50%, 11/28/29		200	217,058
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	210	235,535

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.:
4.38%, 06/01/21(a)	USD	240	$237,000
5.75%, 08/15/24		250	237,500
3.00%, 01/15/25	EUR	110	116,631
iStar, Inc.:
4.63%, 09/15/20	USD	9	8,775
6.00%, 04/01/22		56	54,180
5.25%, 09/15/22		43	40,201
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		506	500,940
4.50%, 09/01/26		314	284,170
4.50%, 01/15/28		36	31,500
MPT Operating Partnership LP:
6.38%, 03/01/24		12	12,300
5.50%, 05/01/24		17	16,915
5.00%, 10/15/27		221	202,077
RHP Hotel Properties LP, 5.00%, 04/15/21		186	184,605
SBA Communications Corp.:
4.00%, 10/01/22		154	146,685
4.88%, 09/01/24		427	401,380
Trust F/1401, 5.25%, 01/30/26		700	665,000
VICI Properties 1 LLC, 8.00%, 10/15/23		130	139,998

			7,740,363

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC:
6.63%, 06/15/24		84	77,910
5.75%, 03/15/25		8	7,000
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	400	426,675
4.50%, 03/07/24		200	208,355
Cencosud SA, 6.63%, 02/12/45	USD	228	212,325
Distribuidora Internacional de Alimentacion SA, 0.88%, 04/06/23	EUR	200	129,465
Rite Aid Corp., 6.13%, 04/01/23(a)	USD	30	23,700
Tesco plc, 5.00%, 03/24/23	GBP	100	138,408

			1,223,838

Food Products — 0.7%
B&G Foods, Inc., 5.25%, 04/01/25	USD	15	13,950
Boparan Finance plc:
5.25%, 07/15/19	GBP	110	132,495
5.50%, 07/15/21		200	183,032
Chobani LLC, 7.50%, 04/15/25(a)	USD	49	38,588
Gruma SAB de CV, 4.88%, 12/01/24		760	760,950
JBS USA LUX SA(a):
5.88%, 07/15/24		138	135,757
5.75%, 06/15/25		450	431,438
6.75%, 02/15/28		134	130,317
Knight Castle Investments Ltd., 7.99%, 01/23/21		900	728,199
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	100	112,687
Post Holdings, Inc.(a):
5.50%, 03/01/25	USD	42	40,312
5.00%, 08/15/26		46	41,860
5.75%, 03/01/27		56	52,500
5.63%, 01/15/28		19	17,480
Sigma Finance Netherlands BV, 4.88%, 03/27/28		331	314,036
Simmons Foods, Inc., 7.75%, 01/15/24(a)		114	114,570
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		1,500	1,288,125

			4,536,296

9

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Gas Utilities — 0.1%
Perusahaan Gas Negara Persero Tbk., 5.13%, 05/16/24	USD	769	$765,082
Superior Plus LP, 7.00%, 07/15/26(a)		117	112,905

			877,987

Health Care Equipment & Supplies — 0.4%
Avantor, Inc.(a):
6.00%, 10/01/24		741	728,032
9.00%, 10/01/25		207	207,000
Becton Dickinson and Co., 4.67%, 06/06/47		275	258,653
DJO Finance LLC, 8.13%, 06/15/21(a)		460	473,800
Hologic, Inc., 4.38%, 10/15/25(a)		17	15,810
Immucor, Inc., 11.13%, 02/15/22(a)		31	31,000
Mallinckrodt International Finance SA(a):
4.88%, 04/15/20		166	160,190
5.75%, 08/01/22		116	99,760
5.63%, 10/15/23		26	19,760
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(a)		682	613,800
Sotera Health Holdings LLC, 6.50%, 05/15/23(a)		127	121,603
Teleflex, Inc., 4.88%, 06/01/26		11	10,505

			2,739,913

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		119	113,645
5.63%, 02/15/23		43	40,742
6.50%, 03/01/24		164	158,260
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		38	38,475
Centene Corp.:
4.75%, 05/15/22		109	107,637
6.13%, 02/15/24		37	37,879
4.75%, 01/15/25		152	145,160
Centene Escrow I Corp., 5.38%, 06/01/26(a)		653	635,042
Community Health Systems, Inc., 8.63%, 01/15/24(a)		206	203,425
CVS Health Corp., 5.05%, 03/25/48		600	583,566
DaVita, Inc., 5.13%, 07/15/24		102	95,625
Encompass Health Corp., 5.75%, 11/01/24		121	119,790
HCA, Inc.:
4.75%, 05/01/23		77	75,845
5.00%, 03/15/24		809	800,910
5.38%, 02/01/25		104	101,400
5.25%, 04/15/25		176	175,120
5.25%, 06/15/26		262	260,035
5.38%, 09/01/26		147	142,957
5.63%, 09/01/28		147	141,855
5.50%, 06/15/47		492	466,170
inVentiv Group Holdings, Inc., 7.50%, 10/01/24(a)		67	69,680
MEDNAX, Inc.(a):
5.25%, 12/01/23		63	61,740
6.25%, 01/15/27		26	25,090
Molina Healthcare, Inc., 4.88%, 06/15/25(a)		33	30,113
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		129	120,293
NVA Holdings, Inc., 6.88%, 04/01/26(a)		23	20,585
Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(a)(i)		362	330,187
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		48	48,480
Surgery Center Holdings, Inc.(a):
8.88%, 04/15/21		93	92,768
6.75%, 07/01/25		147	124,950

Security	Par (000)		Value

Health Care Providers & Services (continued)
Synlab Bondco plc, 6.25%, 07/01/22	EUR	100	$116,270
Team Health Holdings, Inc., 6.38%, 02/01/25(a)	USD	121	98,766
Tenet Healthcare Corp.:
7.50%, 01/01/22(a)		52	52,780
8.13%, 04/01/22		333	333,833
4.63%, 07/15/24		498	463,140
6.88%, 11/15/31		27	22,680
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	121	124,849
Vizient, Inc., 10.38%, 03/01/24(a)	USD	53	56,180
WellCare Health Plans, Inc.:
5.25%, 04/01/25		61	58,713
5.38%, 08/15/26(a)		165	159,225

			6,853,860

Health Care Technology — 0.1%
IQVIA, Inc.:
3.25%, 03/15/25(a)	EUR	100	112,232
3.25%, 03/15/25		310	347,919

			460,151

Hotels, Restaurants & Leisure — 1.7%
1011778 BC ULC(a):
4.25%, 05/15/24	USD	436	401,120
5.00%, 10/15/25		537	494,040
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	110	126,348
Boyd Gaming Corp., 6.00%, 08/15/26	USD	69	64,515
Boyne USA, Inc., 7.25%, 05/01/25(a)		21	21,682
Caesars Resort Collection LLC, 5.25%, 10/15/25(a)		145	124,700
Churchill Downs, Inc., 4.75%, 01/15/28(a)		47	42,521
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(a)		400	339,736
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	225	274,091
4.88%, 08/28/25		100	119,140
EI Group plc, 6.38%, 02/15/22		100	129,529
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	56	54,020
6.00%, 09/15/26(a)		35	33,075
Golden Nugget, Inc., 6.75%, 10/15/24(a)		385	362,862
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		156	147,420
5.13%, 05/01/26(a)		147	141,120
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		8	7,580
4.88%, 04/01/27		29	27,188
HIS Co. Ltd.(g)(h):
0.00%, 08/30/19	JPY	10,000	92,323
0.00%, 11/15/24		60,000	575,394
Huazhu Group Ltd., 0.38%, 11/01/22(g)	USD	913	891,887
International Game Technology plc, 4.75%, 02/15/23	EUR	100	121,731
IRB Holding Corp., 6.75%, 02/15/26(a)	USD	35	30,625
KFC Holding Co.(a):
5.00%, 06/01/24		40	38,600
5.25%, 06/01/26		262	253,485
4.75%, 06/01/27		46	42,780
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	200	257,524
LHMC Finco SARL, 6.25%, 12/20/23	EUR	100	116,108
McDonald’s Corp., 4.45%, 09/01/48	USD	500	475,641
MGM Resorts International:
6.63%, 12/15/21		746	764,650
7.75%, 03/15/22		175	186,156
NH Hotel Group SA, 3.75%, 10/01/23	EUR	115	134,955

10

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	230	$290,827
Punch Taverns Finance B Ltd., 7.37%, 09/30/21		51	70,711
Resorttrust, Inc., 0.00%, 12/01/21(g)(h)	JPY	10,000	87,522
Sabre GLBL, Inc., 5.25%, 11/15/23(a)	USD	214	211,325
Scientific Games International, Inc.:
10.00%, 12/01/22		516	523,740
5.00%, 10/15/25(a)		481	429,292
3.38%, 02/15/26	EUR	100	106,114
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(a)	USD	16	16,915
Sisal Group SpA, 7.00%, 07/31/23	EUR	250	288,435
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24	USD	425	400,563
5.50%, 04/15/27		76	71,630
Stars Group Holdings BV, 7.00%, 07/15/26(a)		37	35,983
Station Casinos LLC, 5.00%, 10/01/25(a)		15	13,575
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	100	122,362
(LIBOR GBP 3 Month + 4.38%), 5.28%, 03/15/22(d)		150	187,234
Studio City Finance Ltd., 8.50%, 12/01/20	USD	282	281,565
Viking Cruises Ltd.(a):
6.25%, 05/15/25		75	73,875
5.88%, 09/15/27		699	651,818
Vinpearl JSC, 3.50%, 06/14/23(g)		600	584,964
Wyndham Destinations, Inc., 5.75%, 04/01/27		43	39,453
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		78	74,880
Yum! Brands, Inc., 5.35%, 11/01/43		2	1,660

			11,456,989

Household Durables — 0.2%
Century Communities, Inc., 6.88%, 05/15/22		128	123,840
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(a)		50	43,750
Lennar Corp.:
8.38%, 01/15/21		80	85,000
6.25%, 12/15/21		360	366,300
4.88%, 12/15/23		85	81,600
5.25%, 06/01/26		67	63,147
4.75%, 11/29/27		140	126,350
Mattamy Group Corp.(a):
6.88%, 12/15/23		30	28,012
6.50%, 10/01/25		44	39,380
MDC Holdings, Inc., 6.00%, 01/15/43		32	24,960
Meritage Homes Corp., 5.13%, 06/06/27		20	17,000
PulteGroup, Inc., 6.38%, 05/15/33		125	114,063
Tempur Sealy International, Inc., 5.50%, 06/15/26		48	43,800
TRI Pointe Group, Inc.:
4.88%, 07/01/21		64	61,120
5.25%, 06/01/27		2	1,559
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22		69	67,448
6.88%, 08/15/23		92	88,320

			1,375,649

Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25		190	180,443

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.:
5.50%, 04/15/25		59	58,557
6.00%, 05/15/26		295	299,425
5.13%, 09/01/27		164	157,440
Calpine Corp.:
5.38%, 01/15/23		296	277,500

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp. (continued)
5.88%, 01/15/24(a)	USD	70	$68,600
5.75%, 01/15/25		28	25,620
5.25%, 06/01/26(a)		534	487,275
Clearway Energy Operating LLC:
5.38%, 08/15/24		84	79,800
5.75%, 10/15/25(a)		49	46,795
NRG Energy, Inc.:
6.25%, 05/01/24		23	23,345
6.63%, 01/15/27		719	724,393
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		202	194,930
Talen Energy Supply LLC, 6.50%, 06/01/25		47	33,370
Vistra Energy Corp.:
7.38%, 11/01/22		52	53,690
7.63%, 11/01/24		91	96,005

			2,626,745

Industrial Conglomerates — 0.1%
General Electric Co., (EURIBOR 3 Month + 0.30%), 0.00%, 05/28/20(d)	EUR	100	112,205
KOC Holding A/S, 5.25%, 03/15/23	USD	300	280,500

			392,705

Insurance — 1.4%
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(a)		725	714,125
Allstate Corp. (The), (LIBOR USD 3 Month + 0.43%), 3.23%, 03/29/21(d)		275	272,018
AmWINS Group, Inc., 7.75%, 07/01/26(a)		53	50,085
Ardonagh Midco 3 plc, 8.38%, 07/15/23	GBP	180	192,940
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(d)(j)	USD	800	753,082
Assicurazioni Generali SpA(d):
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	200	266,386
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		350	417,101
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(d)(j)		400	453,706
Caisse Nationale de Reassurance Mutuelle Agricole Groupama:
(EURIBOR 3 Month + 5.77%), 6.37%(d)(j)		200	238,889
6.00%, 01/23/27		200	253,974
CNP Assurances:
1.88%, 10/20/22		100	116,291
(EURIBOR 3 Month + 4.60%), 4.50%, 06/10/47(d)		100	119,731
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(d)(j)		300	342,522
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(d)	USD	2,000	1,762,500
HUB International Ltd., 7.00%, 05/01/26(a)		307	277,067
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(d)		1,800	1,710,000
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(d)	EUR	200	228,179
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(d)(j)		110	126,649
Union Life Insurance Co. Ltd., 3.00%, 09/19/21	USD	1,400	1,047,221
USIS Merger Sub, Inc., 6.88%, 05/01/25(a)		41	37,642

			9,380,108

Interactive Media & Services — 0.2%
Baidu, Inc., 4.13%, 06/30/25		600	590,739
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		41	31,980
Tencent Holdings Ltd., 3.80%, 02/11/25		600	587,445

			1,210,164

11

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	USD	500	$487,227
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	240	244,273
Uber Technologies, Inc., 7.50%, 11/01/23(a)	USD	32	30,960

			762,460

IT Services — 0.7%
Alliance Data Systems Corp., 5.88%, 11/01/21(a)		265	264,629
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	410	433,549
9.75%, 09/01/26(a)	USD	639	584,685
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		65	61,750
First Data Corp., 5.75%, 01/15/24(a)		1,288	1,255,800
Gartner, Inc., 5.13%, 04/01/25(a)		103	99,975
InterXion Holding NV, 4.75%, 06/15/25	EUR	400	468,801
United Group BV:
4.38%, 07/01/22		325	368,495
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(d)		251	284,708
4.88%, 07/01/24		244	273,960
WEX, Inc., 4.75%, 02/01/23(a)	USD	91	88,725
Zayo Group LLC:
6.00%, 04/01/23		355	336,401
6.38%, 05/15/25		37	34,410
5.75%, 01/15/27(a)		426	380,205

			4,936,093

Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25(a)		137	122,230
6.20%, 10/01/40		19	13,965
5.45%, 11/01/41		11	7,810

			144,005

Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		65	64,025

Machinery — 0.5%
CNH Industrial Finance Europe SA, 1.75%, 09/12/25	EUR	100	111,977
Colfax Corp., 3.25%, 05/15/25		278	293,897
EnPro Industries, Inc., 5.75%, 10/15/26(a)	USD	93	89,745
Grinding Media, Inc., 7.38%, 12/15/23(a)		384	371,520
Haitian International Holdings Ltd., 2.00%, 02/13/19(g)		500	494,934
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		88	85,360
Navistar International Corp., 6.63%, 11/01/25(a)		123	118,695
Novelis Corp.(a):
6.25%, 08/15/24		423	397,620
5.88%, 09/30/26		556	492,060
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	264	277,826
RBS Global, Inc., 4.88%, 12/15/25(a)	USD	125	113,438
SPX FLOW, Inc.(a):
5.63%, 08/15/24		53	50,085
5.88%, 08/15/26		23	21,390
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		68	66,980
Terex Corp., 5.63%, 02/01/25(a)		444	413,475
Titan Acquisition Ltd., 7.75%, 04/15/26(a)		193	165,015
Wabash National Corp., 5.50%, 10/01/25(a)		65	55,656

			3,619,673

Security	Par (000)		Value

Marine — 0.1%
CMA CGM SA:
6.50%, 07/15/22	EUR	120	$127,618
5.25%, 01/15/25		320	305,793

			433,411

Media — 2.6%
Altice Financing SA(a):
6.63%, 02/15/23	USD	634	608,640
7.50%, 05/15/26		600	547,500
Altice Finco SA, 4.75%, 01/15/28	EUR	100	91,173
Altice Luxembourg SA, 7.75%, 05/15/22(a)	USD	1,300	1,183,000
AMC Networks, Inc., 4.75%, 08/01/25		282	255,915
Block Communications, Inc., 6.88%, 02/15/25(a)		54	54,135
Cablevision Systems Corp., 8.00%, 04/15/20		183	185,287
CBS Radio, Inc., 7.25%, 11/01/24(a)		5	4,650
Charter Communications Operating LLC, 6.48%, 10/23/45		498	511,913
Clear Channel International BV, 8.75%, 12/15/20(a)		13	13,097
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 03/15/20		105	102,375
Series A, 6.50%, 11/15/22		2,255	2,252,830
Comcast Corp.:
4.70%, 10/15/48		305	308,318
4.05%, 11/01/52		500	448,744
CSC Holdings LLC:
6.75%, 11/15/21		92	94,300
5.13%, 12/15/21(a)		270	264,600
10.13%, 01/15/23(a)		18	19,373
5.38%, 07/15/23(a)		213	207,718
5.25%, 06/01/24		314	287,702
7.75%, 07/15/25(a)		211	214,165
10.88%, 10/15/25(a)		1,016	1,141,730
5.50%, 05/15/26(a)		460	433,550
7.50%, 04/01/28(a)		200	199,500
Discovery Communications LLC, 3.95%, 03/20/28		500	463,619
DISH DBS Corp.:
6.75%, 06/01/21		196	193,981
5.88%, 07/15/22		435	400,200
5.00%, 03/15/23		29	24,143
5.88%, 11/15/24		26	20,930
Gray Escrow, Inc., 7.00%, 05/15/27(a)		81	78,827
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		140	140,174
4.65%, 10/01/28		150	148,043
5.40%, 10/01/48		465	440,356
MDC Partners, Inc., 6.50%, 05/01/24(a)		131	119,210
Meredith Corp., 6.88%, 02/01/26(a)		98	95,795
Midcontinent Communications, 6.88%, 08/15/23(a)		81	83,025
Myriad International Holdings BV, 5.50%, 07/21/25		700	702,625
Outfront Media Capital LLC, 5.63%, 02/15/24		10	9,850
Radiate Holdco LLC(a):
6.88%, 02/15/23		17	15,428
6.63%, 02/15/25		44	38,060
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)		199	181,836
TEGNA, Inc.:
5.13%, 10/15/19		22	21,990
5.50%, 09/15/24(a)		19	18,406
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)		200	181,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	513	625,154

12

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Tribune Media Co., 5.88%, 07/15/22	USD	153	$153,765
Unitymedia GmbH, 3.75%, 01/15/27	EUR	200	234,517
Unitymedia Hessen GmbH & Co. KG:
3.50%, 01/15/27		200	235,681
6.25%, 01/15/29		332	416,088
Univision Communications, Inc.(a):
6.75%, 09/15/22	USD	32	31,840
5.13%, 02/15/25		190	166,725
UPC Holding BV, 5.50%, 01/15/28(a)		410	367,975
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	270	313,761
UPCB Finance VII Ltd., 3.63%, 06/15/29		100	108,703
Videotron Ltd., 5.13%, 04/15/27(a)	USD	183	172,935
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	309	377,446
Ziggo Bond Co. BV:
7.13%, 05/15/24	EUR	200	239,576
4.63%, 01/15/25		140	154,791
5.88%, 01/15/25(a)	USD	200	180,500
Ziggo BV:
4.25%, 01/15/27	EUR	200	225,083
5.50%, 01/15/27(a)	USD	300	268,500

			17,080,753

Metals & Mining — 0.8%
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/79(d)	EUR	100	131,792
Big River Steel LLC, 7.25%, 09/01/25(a)	USD	83	82,377
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		300	298,125
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		595	598,427
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(a)		52	48,360
Constellium NV(a):
5.75%, 05/15/24		250	230,000
5.88%, 02/15/26		250	222,500
Energy Resources LLC, 8.00%, 09/30/22(l)		51	46,595
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		172	167,270
3.55%, 03/01/22		266	251,703
3.88%, 03/15/23		640	592,000
4.55%, 11/14/24		60	55,350
5.40%, 11/14/34		20	15,750
5.45%, 03/15/43		753	573,221
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		400	392,358
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		57	57,427
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	187,450
Steel Dynamics, Inc.:
5.50%, 10/01/24		158	156,420
4.13%, 09/15/25		58	53,288
5.00%, 12/15/26		8	7,580
SunCoke Energy Partners LP, 7.50%, 06/15/25(a)		69	65,378
Teck Resources Ltd.:
4.50%, 01/15/21		7	6,983
5.20%, 03/01/42		133	111,720
5.40%, 02/01/43		36	31,320
thyssenkrupp AG, 1.38%, 03/03/22	EUR	100	111,595
United States Steel Corp.:
6.88%, 08/15/25	USD	66	60,390
6.25%, 03/15/26		85	74,375
Vale Overseas Ltd., 6.25%, 08/10/26		874	943,920

			5,573,674

Security	Par (000)		Value

Multiline Retail — 0.2%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	$124,204
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26	USD	343	310,844
SACI Falabella, 4.38%, 01/27/25		600	582,000

			1,017,048

Multi-Utilities — 0.0%
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(d)	EUR	260	292,298

Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Partners LP, 5.38%, 09/15/24	USD	111	103,507
Antero Resources Corp.:
5.13%, 12/01/22		31	29,140
5.63%, 06/01/23		118	112,100
5.00%, 03/01/25		148	133,940
Ascent Resources Utica Holdings LLC(a):
10.00%, 04/01/22		39	39,889
7.00%, 11/01/26		59	53,395
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		129	116,100
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		193	171,770
California Resources Corp., 8.00%, 12/15/22(a)		269	182,247
Callon Petroleum Co.:
6.13%, 10/01/24		101	93,930
6.38%, 07/01/26		34	31,620
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		92	85,100
8.25%, 07/15/25		207	202,860
Chaparral Energy, Inc., 8.75%, 07/15/23(a)		87	62,205
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		271	285,905
5.88%, 03/31/25		82	81,590
5.13%, 06/30/27		774	730,695
Cheniere Energy Partners LP:
5.25%, 10/01/25		47	43,827
5.63%, 10/01/26(a)		114	106,590
Chesapeake Energy Corp.:
6.63%, 08/15/20		72	69,660
4.88%, 04/15/22		31	27,047
7.00%, 10/01/24		286	247,390
8.00%, 01/15/25		98	86,485
8.00%, 06/15/27		360	302,400
Citgo Holding, Inc., 10.75%, 02/15/20(a)		75	76,500
CNX Resources Corp., 5.88%, 04/15/22		1,261	1,210,560
Comstock Escrow Corp., 9.75%, 08/15/26(a)		62	52,390
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		263	287,985
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 13.25% PIK), 05/15/21(i)(l)	EUR	100	120,304
Covey Park Energy LLC, 7.50%, 05/15/25(a)	USD	115	98,900
Crestwood Midstream Partners LP, 6.25%, 04/01/23		43	41,387
CrownRock LP, 5.63%, 10/15/25(a)		473	425,700
DCP Midstream Operating LP:
5.38%, 07/15/25		18	17,595
6.45%, 11/03/36(a)		32	31,040
6.75%, 09/15/37(a)		354	348,690
DEA Finance SA, 7.50%, 10/15/22	EUR	107	127,989
Denbury Resources, Inc., 9.25%, 03/31/22(a)	USD	149	137,452
Diamondback Energy, Inc.:
4.75%, 11/01/24(a)		147	141,855
4.75%, 11/01/24		66	63,690
5.38%, 05/31/25		40	39,000

13

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc., (LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(d)	USD	360	$323,508
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(d)(g)(j)	EUR	100	113,916
Endeavor Energy Resources LP(a):
5.50%, 01/30/26	USD	187	191,675
5.75%, 01/30/28		77	78,555
Energy Transfer Operating LP, 5.15%, 02/01/43		150	129,987
Energy Transfer Partners LP, 5.88%, 03/01/22		500	520,237
EnLink Midstream Partners LP:
4.40%, 04/01/24		63	59,370
4.15%, 06/01/25		6	5,409
4.85%, 07/15/26		127	114,524
5.05%, 04/01/45		19	14,844
5.45%, 06/01/47		56	45,289
Enterprise Products Operating LLC, 4.80%, 02/01/49		320	310,865
EP Energy LLC:
9.38%, 05/01/20		2	1,555
9.38%, 05/01/24(a)		56	24,920
7.75%, 05/15/26(a)		146	129,210
Eterna Capital Pte. Ltd.(i):
Series B, 0.00% (0.00% Cash or 8.00% PIK), 12/11/22		1,430	1,256,698
Series A, 6.50% (6.50% Cash or 6.00% PIK), 12/11/22		1,438	1,413,977
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		166	136,950
5.63%, 02/01/26		65	47,450
Genesis Energy LP:
6.50%, 10/01/25		27	23,760
6.25%, 05/15/26		50	42,875
Great Western Petroleum LLC, 9.00%, 09/30/21(a)		187	170,170
Gulfport Energy Corp., 6.63%, 05/01/23		54	51,030
Halcon Resources Corp., 6.75%, 02/15/25		126	91,980
Hess Corp., 5.80%, 04/01/47		500	448,774
Hess Infrastructure Partners LP, 5.63%, 02/15/26(a)		72	69,660
Jagged Peak Energy LLC, 5.88%, 05/01/26(a)		3	2,790
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21		500	498,462
Kinder Morgan, Inc., 5.55%, 06/01/45		500	495,185
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(a)		35	33,775
Matador Resources Co., 5.88%, 09/15/26		223	205,160
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		300	292,125
MEG Energy Corp., 6.50%, 01/15/25(a)		133	134,995
MPLX LP, 5.50%, 02/15/49		375	364,768
Neerg Energy Ltd., 6.00%, 02/13/22		800	749,000
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)		400	371,000
NGPL PipeCo LLC(a):
4.38%, 08/15/22		57	55,433
4.88%, 08/15/27		92	86,710
7.77%, 12/15/37		176	200,640
Northern Oil and Gas, Inc., 8.50% (8.50% Cash or 1.00% PIK), 05/15/23(i)		85	81,702
Oasis Petroleum, Inc., 6.88%, 03/15/22		35	32,988
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(d)	EUR	300	347,334
Parsley Energy LLC(a):
6.25%, 06/01/24	USD	31	30,070
5.38%, 01/15/25		250	230,000
5.25%, 08/15/25		46	41,630
5.63%, 10/15/27		60	54,525
PBF Holding Co. LLC, 7.25%, 06/15/25		84	78,960

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.:
1.13%, 09/15/21(g)	USD	357	$316,391
5.75%, 05/15/26		53	47,170
QEP Resources, Inc.:
6.88%, 03/01/21		10	10,075
5.38%, 10/01/22		162	147,420
5.25%, 05/01/23		40	35,400
5.63%, 03/01/26		209	173,470
Range Resources Corp.:
5.00%, 03/15/23		51	44,880
4.88%, 05/15/25		67	54,940
Reliance Industries Ltd., 4.13%, 01/28/25		750	731,212
Repsol International Finance BV(d):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(j)	EUR	100	117,611
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		232	271,795
Resolute Energy Corp., 8.50%, 05/01/20	USD	120	118,200
Sanchez Energy Corp.:
7.75%, 06/15/21		342	80,370
7.25%, 02/15/23(a)		33	26,895
Santos Finance Ltd., 4.13%, 09/14/27		781	694,900
Seven Generations Energy Ltd., 5.38%, 09/30/25(a)		46	41,170
Sinopec Capital Ltd., 3.13%, 04/24/23		900	873,909
SM Energy Co.:
5.00%, 01/15/24		70	60,900
5.63%, 06/01/25		106	92,220
6.75%, 09/15/26		27	24,165
6.63%, 01/15/27		3	2,655
Southwestern Energy Co.:
6.20%, 01/23/25		56	50,050
7.50%, 04/01/26		38	35,910
7.75%, 10/01/27		175	166,250
Sunoco LP:
4.88%, 01/15/23		122	118,950
5.50%, 02/15/26		49	46,427
5.88%, 03/15/28		36	33,674
Tallgrass Energy Partners LP(a):
4.75%, 10/01/23		7	6,755
5.50%, 09/15/24		147	144,428
5.50%, 01/15/28		516	495,360
Targa Resources Partners LP:
4.25%, 11/15/23		57	52,796
5.13%, 02/01/25		30	28,125
5.88%, 04/15/26(a)		162	157,545
5.00%, 01/15/28		172	155,660
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26		1,100	1,013,375
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		112	104,440
6.63%, 06/15/25(c)		7	7,070
5.00%, 01/31/28		76	66,880
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48		200	201,226
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)		350	353,938
Tullow Oil plc, 7.00%, 03/01/25		200	184,750
UGI International LLC, 3.25%, 11/01/25	EUR	168	192,486
W&T Offshore, Inc., 9.75%, 11/01/23(a)	USD	2	1,750
Whiting Petroleum Corp., 6.63%, 01/15/26		33	28,298
WildHorse Resource Development Corp., 6.88%, 02/01/25		75	70,875
WPX Energy, Inc., 8.25%, 08/01/23		65	67,925
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		385	371,525

			24,947,085

14

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Paper & Forest Products — 0.2%
Mercer International, Inc.:
7.75%, 12/01/22	USD	10	$10,300
6.50%, 02/01/24		48	46,920
5.50%, 01/15/26		78	69,810
Norbord, Inc.(a):
5.38%, 12/01/20		20	20,000
6.25%, 04/15/23		70	70,113
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	115,875
Smurfit Kappa Acquisitions ULC:
2.38%, 02/01/24		100	115,259
2.88%, 01/15/26		292	331,515
Suzano Austria GmbH, 7.00%, 03/16/47(a)	USD	265	270,962

			1,050,754

Personal Products — 0.1%
Unilever NV:
1.13%, 02/12/27	EUR	175	199,469
1.63%, 02/12/33		125	141,392

			340,861

Pharmaceuticals — 1.0%
Allergan, Inc., 2.80%, 03/15/23	USD	1,012	969,381
Bausch Health Cos., Inc.:
5.63%, 12/01/21(a)		157	154,645
6.50%, 03/15/22(a)		95	95,475
5.50%, 03/01/23(a)		83	75,945
4.50%, 05/15/23	EUR	100	108,058
5.88%, 05/15/23(a)	USD	539	498,575
7.00%, 03/15/24(a)		149	150,490
6.13%, 04/15/25(a)		409	356,852
5.50%, 11/01/25(a)		354	330,105
9.00%, 12/15/25(a)		114	113,430
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(a)		147	139,283
Elanco Animal Health, Inc.(a):
4.27%, 08/28/23		40	39,966
4.90%, 08/28/28		71	72,248
Endo Dac, 5.88%, 10/15/24(a)		200	189,000
Endo Finance LLC(a):
5.75%, 01/15/22		87	72,428
5.38%, 01/15/23		135	102,600
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	263	296,662
Rossini SARL:
(EURIBOR 3 Month + 6.25%), 6.25%, 10/30/25(d)		100	114,575
6.75%, 10/30/25		612	694,888
Sanofi SA, Series 12FX, 1.38%, 03/21/30		200	230,627
Takeda Pharmaceutical Co. Ltd.:
2.25%, 11/21/26		125	146,166
5.00%, 11/26/28(a)	USD	1,000	1,021,360
3.00%, 11/21/30	EUR	175	203,867
Valeant Pharmaceuticals International, Inc.(a):
9.25%, 04/01/26	USD	57	57,000
8.50%, 01/31/27		233	226,010

			6,459,636

Professional Services — 0.1%
Intertrust Group BV, 3.38%, 11/15/25	EUR	339	381,806
Jaguar Holding Co. II, 6.38%, 08/01/23(a)	USD	490	468,930

			850,736

Security	Par (000)		Value

Real Estate Management & Development — 6.1%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	32	$36,882
1.88%, 04/27/23		200	214,606
2.13%, 02/06/24		325	345,873
3.00%, 04/27/26		400	420,469
Agile Group Holdings Ltd.(d)(j):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.46%), 10.22%	USD	357	347,059
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%		200	166,250
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 3.88%, 10/05/78(d)	EUR	100	111,138
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(d)(j)		300	330,806
Caiyun International Investment Ltd., 3.13%, 07/12/19	USD	200	194,920
Central China Real Estate Ltd., 6.88%, 10/23/20		1,700	1,661,750
China Aoyuan Group Ltd.:
7.50%, 05/10/21		1,000	980,890
7.95%, 09/07/21		1,000	1,007,092
China Evergrande Group, 4.25%, 02/14/23(g)	HKD	10,000	1,127,163
China SCE Group Holdings Ltd.:
7.45%, 04/17/21	USD	300	293,250
5.88%, 03/10/22		800	716,000
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22		1,600	1,448,000
CPI Property Group SA, 2.13%, 10/04/24	EUR	175	193,541
Easy Tactic Ltd.:
7.00%, 04/25/21	USD	500	483,750
8.88%, 09/27/21		900	902,250
Emaar Sukuk Ltd., 3.64%, 09/15/26		300	268,875
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	153,000
7.95%, 07/05/22		750	521,111
Five Point Operating Co. LP, 7.88%, 11/15/25(a)		87	83,955
Future Land Development Holdings Ltd.:
2.25%, 02/10/19(g)	HKD	3,600	459,652
6.50%, 09/12/20	USD	600	591,000
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		200	200,500
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	175,518
Greenland Global Investment Ltd.:
6.75%, 05/22/19		250	249,687
(LIBOR USD 3 Month + 4.85%), 7.67%, 09/26/21(d)		200	190,000
Greenland Hong Kong Holdings Ltd., 9.88%, 06/17/20		800	804,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		44	43,010
Howard Hughes Corp. (The), 5.38%, 03/15/25(a)		203	190,820
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		200	205,100
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	183,054
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		1,356	998,660
KWG Group Holdings Ltd., 9.85%, 11/26/20		1,000	1,032,500
Leading Affluence Ltd., 4.50%, 01/24/23		400	377,208
Logan Property Holdings Co. Ltd.:
8.75%, 12/12/20		785	798,738
6.88%, 04/24/21		1,000	977,575
MAF Global Securities Ltd., 4.75%, 05/07/24		660	654,060
New Metro Global Ltd.:
6.50%, 04/23/21		700	677,110
7.13%, 05/23/21		700	686,000
7.50%, 03/20/22		800	772,880
5.00%, 08/08/22		800	704,604
Newmark Group, Inc., 6.13%, 11/15/23(a)		41	40,372

15

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
No Va Land Investment Group Corp., 5.50%, 04/27/23(g)	USD	400	$372,000
Powerchina Real Estate Group Ltd., 4.50%, 12/06/21		200	200,079
Powerlong Real Estate Holdings Ltd.:
Series 1238, 0.00%, 02/11/19(g)(h)	HKD	7,000	898,541
5.95%, 07/19/20	USD	1,751	1,676,583
6.95%, 04/17/21		1,500	1,402,500
Redco Group, 6.38%, 02/27/19		330	325,875
Residomo SRO, 3.38%, 10/15/24	EUR	243	270,187
Scenery Journey Ltd., 11.00%, 11/06/20	USD	1,800	1,804,500
Shimao Property Holdings Ltd., 6.38%, 10/15/21		1,000	995,000
Singha Estate PCL, 2.00%, 07/20/22(g)		800	786,340
Smart Insight International Ltd., 0.00%, 01/27/19(g)(h)	HKD	2,000	255,412
Summit Germany Ltd., 2.00%, 01/31/25	EUR	100	104,386
Sunac China Holdings Ltd., 7.35%, 07/19/21	USD	1,600	1,544,175
Theta Capital Pte. Ltd., 7.00%, 04/11/22		300	221,756
Times China Holdings Ltd.:
6.25%, 01/17/21		1,300	1,247,922
5.75%, 04/26/22		800	713,340
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32	GBP	200	242,049
Vonovia Finance BV:
0.88%, 07/03/23	EUR	100	112,420
1.50%, 01/14/28		200	214,835
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21	USD	2,300	2,280,048
6.00%, 01/25/22		800	738,132
Zhenro Properties Group Ltd., 12.50%, 01/02/21		800	800,812

			40,227,570

Road & Rail — 0.4%
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	442	477,302
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(a)	USD	200	191,000
Ceva Logistics Finance BV, 5.25%, 08/01/25	EUR	130	146,937
EC Finance plc, 2.38%, 11/15/22		225	250,949
Europcar Groupe SA, 5.75%, 06/15/22		110	127,293
Herc Rentals, Inc.(a):
7.50%, 06/01/22	USD	140	145,250
7.75%, 06/01/24		180	187,650
Hertz Corp. (The), 7.63%, 06/01/22(a)		115	108,388
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	266	300,167
Loxam SAS, 3.50%, 05/03/23		200	228,875
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28	USD	300	287,598
Park Aerospace Holdings Ltd.(a):
3.63%, 03/15/21		68	65,450
5.25%, 08/15/22		70	67,725
5.50%, 02/15/24		8	7,720

			2,592,304

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		29	31,103
ASM Pacific Technology Ltd., 2.00%, 03/28/19(g)	HKD	4,000	510,130
Entegris, Inc., 4.63%, 02/10/26(a)	USD	51	46,920
Global A&T Electronics Ltd., 8.50%, 01/12/23		200	176,765
NXP BV, 5.35%, 03/01/26(a)		2,500	2,542,500
Qorvo, Inc., 5.50%, 07/15/26(a)		243	232,065
QUALCOMM, Inc., 4.30%, 05/20/47		195	173,190
Versum Materials, Inc., 5.50%, 09/30/24(a)		44	43,560

			3,756,233

Software — 0.8%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		323	317,347

Security	Par (000)		Value

Softwarea (continued)
CDK Global, Inc., 4.88%, 06/01/27	USD	326	$302,365
Change Healthcare Holdings LLC, 5.75%, 03/01/25(a)		67	62,477
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(a)		393	411,667
Infor Software Parent LLC, 7.13% (7.13% Cash or 7.88% PIK), 05/01/21(a)(i)		185	179,912
Infor US, Inc., 6.50%, 05/15/22		1,190	1,150,909
Informatica LLC, 7.13%, 07/15/23(a)		485	472,337
Nuance Communications, Inc., 5.63%, 12/15/26		269	255,550
PTC, Inc., 6.00%, 05/15/24		105	105,525
RP Crown Parent LLC, 7.38%, 10/15/24(a)		153	154,148
SAP SE, 1.25%, 03/10/28	EUR	200	229,979
Solera LLC, 10.50%, 03/01/24(a)	USD	1,157	1,232,205
Sophia LP, 9.00%, 09/30/23(a)		64	64,000
Symantec Corp., 5.00%, 04/15/25(a)		107	99,796
TIBCO Software, Inc., 11.38%, 12/01/21(a)		245	256,638

			5,294,855

Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		86	82,345
Group 1 Automotive, Inc., 5.25%, 12/15/23(a)		11	10,203
L Brands, Inc.:
6.88%, 11/01/35		170	141,984
6.75%, 07/01/36		8	6,520
Penske Automotive Group, Inc., 5.50%, 05/15/26		46	42,780
Staples, Inc., 8.50%, 09/15/25(a)		121	109,166
Tendam Brands SAU, 5.00%, 09/15/24	EUR	130	136,281

			529,279

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 3.75%, 11/13/47	USD	750	689,201
Dell International LLC, 7.13%, 06/15/24(a)		511	519,943
Western Digital Corp., 4.75%, 02/15/26		410	355,675

			1,564,819

Textiles, Apparel & Luxury Goods — 0.2%
European TopSoho SARL, 4.00%, 09/21/21(g)	EUR	100	101,261
Prime Bloom Holdings Ltd.:
7.50%, 12/19/19	USD	500	466,597
6.95%, 07/05/22		355	275,072
PVH Corp., 3.13%, 12/15/27	EUR	319	340,580
SMCP Group SAS, 5.88%, 05/01/23		49	57,137

			1,240,647

Thrifts & Mortgage Finance — 0.1%
Bracken MidCo1 plc, 8.88% (8.88% Cash or 10.38% PIK), 10/15/23(i)	GBP	139	162,845
Jerrold Finco plc:
6.25%, 09/15/21		200	250,306
6.13%, 01/15/24		200	244,741
Ladder Capital Finance Holdings LLLP(a):
5.25%, 03/15/22	USD	7	6,808
5.25%, 10/01/25		168	149,940
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23		118	115,050
9.13%, 07/15/26		12	11,670

			941,360

Tobacco — 0.2%
BAT Capital Corp., (EURIBOR 3 Month + 0.50%), 0.18%, 08/16/21(d)	EUR	100	112,037
Reynolds American, Inc., 4.45%, 06/12/25	USD	1,250	1,205,294

			1,317,331

16

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Trading Companies & Distributors — 0.4%
Air Lease Corp., 3.88%, 07/03/23	USD	885	$871,025
Aviation Capital Group LLC, 3.88%, 05/01/23(a)		265	259,628
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)		38	30,780
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22		19	19,047
6.50%, 10/01/25		25	23,375
HD Supply, Inc., 5.38%, 10/15/26(a)		752	729,440
Rexel SA, 3.50%, 06/15/23	EUR	200	233,087
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	38	37,287
5.75%, 11/15/24		318	306,075
5.50%, 07/15/25		46	43,355
4.63%, 10/15/25		206	183,855
5.88%, 09/15/26		105	98,963

			2,835,917

Transportation Infrastructure — 0.2%
DP World Crescent Ltd., 3.91%, 05/31/23		700	687,750
Royal Capital BV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(d)(j)		219	201,480
Societa Iniziative Autostradali e Servizi SpA, 1.63%, 02/08/28	EUR	100	101,210
Zhejiang Expressway Co. Ltd., 0.00%, 04/21/22(g)(h)		300	327,190

			1,317,630

Wireless Telecommunication Services — 1.1%
Digicel Group Ltd., 8.25%, 09/30/20(a)	USD	434	290,237
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		83	86,113
5.25%, 08/01/26		73	66,886
Inmarsat Finance plc, 4.88%, 05/15/22(a)		100	94,290
Matterhorn Telecom SA, 3.88%, 05/01/22	EUR	350	389,592
SoftBank Group Corp.:
4.00%, 04/20/23		375	441,472
4.75%, 07/30/25		185	215,143
Sprint Communications, Inc., 7.00%, 03/01/20(a)	USD	319	326,975
Sprint Corp.:
7.88%, 09/15/23		422	433,077
7.13%, 06/15/24		880	871,499
7.63%, 02/15/25		82	82,000
7.63%, 03/01/26		459	453,263
Telefonica Europe BV(d)(j):
(EUR Swap Annual 5 Year + 3.81%), 4.20%	EUR	200	234,035
(EUR Swap Annual 6 Year + 3.80%), 5.00%		200	237,145
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	200	267,666
(EUR Swap Annual 8 Year + 5.59%), 7.63%	EUR	300	390,874
(EUR Swap Annual 5 Year + 3.86%), 3.75%		100	115,241
(EUR Swap Annual 5 Year + 2.33%), 2.63%		100	105,122
(EUR Swap Annual 10 Year + 4.30%), 5.88%		400	487,517
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	62	60,450
6.38%, 03/01/25		108	109,080
5.13%, 04/15/25		70	67,987
6.50%, 01/15/26		69	70,380
4.50%, 02/01/26		203	186,253
4.75%, 02/01/28		239	216,295
Vodafone Group plc:
0.00%, 11/26/20(g)(h)	GBP	100	122,848
4.38%, 05/30/28	USD	350	339,524

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
Wind Tre SpA:
2.63%, 01/20/23	EUR	120	$123,947
(EURIBOR 3 Month + 2.75%), 2.75%, 01/20/24(d)		110	112,484
3.13%, 01/20/25		273	278,121
Xplornet Communications, Inc., 9.52% (9.52% Cash or 10.63% PIK), 06/01/22(a)(i)	USD	37	36,295

			7,311,811

Total Corporate Bonds — 50.8% (Cost: $348,784,451)			334,831,617

Floating Rate Loan Interests — 20.5%(l)

Aerospace & Defense — 0.2%
Atlantic Aviation FBO, Inc., Term Loan B, 11/30/25(e)(m)		272	269,280
DAE Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.27%, 07/07/22		69	68,157
Engility Corp., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.77%, 08/12/20		146	144,761
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 11/28/21(m)		281	267,726
Transdigm, Inc., Term Loan F, (LIBOR USD 1 Month + 2.50%), 5.02%, 06/09/23		443	417,096

			1,167,020

Air Freight & Logistics — 0.1%
Avolon Borrower 1 LLC, 1st Lien Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.47%, 01/15/25		192	184,115
XPO Logistics, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.51%, 02/24/25		208	198,222

			382,337

Airlines — 0.0%
American Airlines, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.46%, 12/14/23		175	166,355

Automobiles — 0.0%
CH Hold Corp., Term Loan, (LIBOR USD 1 Month + 7.25%), 9.77%, 02/03/25		60	59,550
CH Hold Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.52%, 02/01/24		215	211,715

			271,265

Beverages — 0.0%
Jacobs Douwe Egberts, Term Loan, (LIBOR USD 3 Month + 2.00%), 4.56%, 11/01/25		108	104,872

Building Products — 0.1%
Continental Building Products, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.52%, 08/18/23		54	51,671
CPG International, Inc., Term Loan, 05/05/24(m)		251	240,490
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.80%, 12/14/24		208	197,191
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 6.06%, 12/19/23		347	331,262

			820,614

17

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets — 0.1%
Deerfield Holdings Corp., Term Loan, 02/13/25(m)	USD	209	$197,169
Fortress Investment Group LLC, Term Loan B, 12/27/22(m)		249	241,549
Greenhill & Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 6.36%-6.55%, 10/12/22		184	181,223
RPI Finance Trust, Term Loan B, 03/27/23(m)		378	364,457

			984,398

Chemicals — 1.1%
Alpha 3 BV, Term Loan, 01/31/24(m)		844	800,457
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 8.05%, 08/12/22(e)		333	327,709
Axalta Dupont PC, Term Loan, 06/01/24(m)		915	860,377
Chemours Co. (The), 1st Lien Term Loan, 04/03/25(m)		698	668,530
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 1 Month + 3.50%), 6.02%, 06/13/23		227	223,575
Greenrock Finance, Inc., Term Loan, 06/28/24(m)		139	136,195
Invictus Co., Term Loan B, 03/28/25(m)		346	336,138
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 9.25%, 03/30/26		65	64,837
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.77%, 11/07/24		159	154,168
Messer Industries LLC, Term Loan, 10/01/25(m)		1,047	991,163
OXEA Holding Vier GmbH, Term Loan, 10/14/24(e)(m)		632	608,693
Platform Specialty Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 5.02%, 06/07/20		224	222,884
Platform Specialty Corp., Term Loan B6, 06/07/23(e)(m)		822	815,801
PQ Corp., Term Loan, 02/08/25(m)		540	510,327
Starfruit Finco BV, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.60%, 10/01/25(e)		352	336,160
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.77%, 02/23/25		139	131,800

			7,188,814

Commercial Services & Supplies — 1.1%
Access CIG LLC, 2nd Lien Term Loan:
(LIBOR USD 3 Month + 7.75%), 10.46% , 02/27/26		36	34,962
Access CIG LLC, Term Loan:
(LIBOR USD 3 Month + 3.75%), 6.46% , 02/27/25		86	83,409

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Advanced Disposal Services, Inc., Term Loan, 11/10/23(m)	USD	492	$471,539
Allied Universal Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.25%), 6.77%, 07/28/22		250	238,125
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.73% - 6.76%, 06/21/24		921	872,112
Camelot Group LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.77%, 10/03/23		377	358,129
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.78%, 11/01/24(e)		424	401,056
Cast & Crew Payroll LLC, Term Loan, 09/27/24(m)		550	545,012
EnergySolutions, LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.55%, 05/30/25		83	75,978
Garda World Security Corp., Term Loan, (LIBOR USD 3 Month + 2.50%), 6.24% - 7.75%, 05/24/24		131	124,331
GFL Environmental, Inc., Term Loan B, 05/30/25(m)		532	494,713
Guidehouse LLP, Term Loan B, 03/15/25(e)(m)		164	158,090
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.55%, 11/03/23		128	114,986
Information Resources, Term Loan, 11/07/25(m)		212	206,170
Inmar, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 6.02%, 05/01/24		128	124,520
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 5.31%, 03/09/23		417	404,564
Multi-Color Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.52%, 10/31/24		103	97,206
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 05/02/22		637	605,475
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.38%, 02/01/25		209	198,764
Safe Fleet Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.13%, 02/02/26(e)		105	98,700
ServiceMaster Co. LLC (The), 1st Lien Term Loan, 11/08/23(m)		345	337,306
Tempo Acquisition LLC, Term Loan, 05/01/24(m)		696	664,963
West Corp., Term Loan:
(LIBOR USD 3 Month + 3.50%), 6.03% , 10/10/24		25	22,688
(LIBOR USD 3 Month + 4.00%), 6.53% , 10/10/24		475	434,785

			7,167,583

Communications Equipment — 0.1%
Avaya, Inc., Term Loan B, (LIBOR USD 3 Month + 4.25%), 6.69% - 6.71%, 12/15/24		282	271,353
Ciena Corp., Term Loan B1, (LIBOR USD 1 Month + 2.00%), 4.47%, 09/26/25(e)		74	70,855
CommScope, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.52%, 12/29/22(e)		82	77,197

			419,405

18

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction & Engineering — 0.1%
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.18%, 04/01/25(e)	USD	140	$127,081
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.77%, 05/23/25		214	198,991

			326,072

Construction Materials — 0.2%
ABC Supply Co., Inc., Term Loan B, 10/31/23(m)		507	481,313
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.71%, 08/13/25		119	111,036
GYP Holdings III Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.27%, 06/01/25		54	51,222
HD Supply Waterworks Ltd., Term Loan, 08/01/24(m)		521	502,043
Plaskolite, Inc., Term Loan, 12/12/25(e)(m)		135	132,975

			1,278,589

Containers & Packaging — 0.4%
Berry Global, Inc., Term Loan Q, 10/01/22(m)		642	625,946
Berry Global, Inc., Term Loan R, (LIBOR USD 1 Month + 2.00%), 4.39%, 01/19/24		193	187,174
BWAY Holding Co., Term Loan, 04/03/24(m)		358	335,633
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 05/16/24		252	237,741
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.35%, 12/29/23		128	120,473
Flex Acquisition Co., Term Loan, 06/30/25(m)		303	286,220
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 02/05/23		758	719,694

			2,512,881

Distributors — 0.1%
Avantor, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 6.07%, 11/21/24		653	630,932

Diversified Consumer Services — 0.6%
AlixPartners LLP, 1st Lien Term Loan, 04/04/24(m)		844	808,568
Allied Universal Holdco LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%), 6.27% , 07/28/22		155	147,026
(LIBOR USD 1 Month + 8.50%), 11.02% , 07/28/23		88	83,364

Security	Par (000)		Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.27%-6.25%, 11/07/23	USD	281	$269,425
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.76%, 05/20/24		347	334,907
iQor US, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.40%, 04/01/21		190	169,616
Research Now, Inc., Term Loan, (LIBOR USD 1 Month + 5.50%), 8.02%, 12/07/24		228	223,228
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 8.00%-8.30%, 08/04/25(e)		210	205,275
Spin Holdco, Inc., 1st Lien Term Loan B, 11/14/22(m)		353	336,289
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.27%, 05/06/24		284	264,122
Trugreen Ltd., Term Loan, 04/13/23(e)(m)		269	265,656
Weight Watchers International, Inc., Term Loan B, 11/29/24(m)		680	669,898

			3,777,374

Diversified Financial Services — 0.4%
CLEAResult Consulting, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.89%, 08/15/25(e)		136	129,216
Edelman Financial Center LLC (The), 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.69%, 07/21/25		138	132,578
Genuine Financial Holdings LLC, Term Loan, 07/12/25(m)		275	264,298
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 6.02%, 09/06/25		143	133,965
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.52%, 01/23/25		205	197,896
SSH Group Holdings, Inc., Term Loan, (LIBOR USD 6 Month + 4.25%), 6.77%, 07/30/25(e)		136	129,894
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.50%, 12/20/24		950	905,134
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.28%, 03/16/25		83	79,791
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.96%, 04/15/25		501	471,368

			2,444,140

Diversified Telecommunication Services — 0.7%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.22%, 01/31/26		329	303,502
Altice Financing SA, Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.17%-5.22%, 07/15/25		54	50,851
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.46%, 08/14/26		663	624,878
CenturyLink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 5.27% , 11/01/22		328	315,670
(LIBOR USD 1 Month + 2.75%), 5.27% , 01/31/25		417	387,778

19

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.53%, 10/05/23	USD	60	$55,911
Frontier Communications Corp., Term Loan, 03/31/21(m)		425	403,558
Level 3 Financing, Inc., Term Loan, 02/22/24(m)		559	529,556
MTN Infrastructure TopCo, Inc., Term Loan, 11/15/24(m)		330	313,929
Numericable US LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.14%, 01/31/26		308	285,106
Securus Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 7.02%, 11/01/24		35	33,568
Telesat Canada, Term Loan, (LIBOR USD 3 Month + 2.50%), 5.31%, 11/17/23		143	135,131
Zayo Group LLC, Term Loan, 01/19/21(m)		1,099	1,068,220

			4,507,658

Electric Utilities — 0.3%
Calpine Construction Finance Co. LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 5.02%, 01/15/25		107	100,879
Compass Power Generation LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 6.02%, 12/20/24		173	170,172
EIF Channelview Cogeneration LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.78%, 05/03/25		60	59,684
Granite Acquisition, Inc., 1st Lien Term Loan B, 12/17/21(m)		346	338,995
Granite Acquisition, Inc., 1st Lien Term Loan C, 12/17/21(m)		66	64,316
Nautilus Power LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.77%, 05/16/24		207	203,504
Vistra Operations Co. LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.52%, 08/04/23		453	435,715
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.46%-4.52%, 12/31/25		528	506,521

			1,879,786

Electrical Equipment — 0.2%
AI Alpine US BidCo, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.81%, 10/31/25(e)		100	95,500
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.53%, 09/07/23		687	659,340
Dell International LLC, Term Loan A2, 09/07/21(m)		70	67,885
EXC Holdings III Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.30%, 12/02/24(e)		149	142,931
GrafTech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 6.02%, 02/12/25(e)		303	286,210
MLN US HoldCo. LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 7.02%, 07/11/25		124	119,893

			1,371,759

Electronic Equipment, Instruments & Components — 0.0%
Zebra Technologies Corp., Term Loan B18, 10/27/21(m)		140	138,250

Security	Par (000)		Value

Energy Equipment & Services — 0.1%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.52%, 05/12/25	USD	374	$347,878
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.96%, 07/13/20(e)		234	218,336
Woodford Express LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.52%, 01/27/25		164	155,438

			721,652

Entertainment — 0.2%
Creative Artists Agency LLC, Term Loan B, 02/15/24(m)		630	605,897
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 6.02%, 07/03/24		302	292,555
Live Nation Entertainment, Inc., 1st Lien Term Loan B3, (LIBOR USD 1 Month + 1.75%), 4.31%, 10/31/23		134	130,988
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.28%, 05/18/25		402	368,629

			1,398,069

Equity Real Estate Investment Trusts (REITs) — 0.2%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 5.03%, 03/25/24		132	126,647
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.77%, 12/31/22		559	533,463
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.53%, 03/22/24		289	269,169
Iron Mountain, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.27%, 01/02/26		324	307,160
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.44%, 05/11/24		207	199,020

			1,435,459

Food & Staples Retailing — 0.2%
Albertson’s LLC, Term Loan B7, (LIBOR USD 1 Month + 3.00%), 5.52%, 10/29/25		282	266,385
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 6.21%, 05/23/25		117	111,639
H-Food Incremental, Term Loan, 05/23/25(e)(m)		240	237,600
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.52%, 06/27/23		559	534,951

			1,150,575

20

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food Products — 0.5%
8th Avenue Food & Provisions, Inc. Term Loan, (LIBOR USD 1 Month + 3.75%), 6.10%, 10/01/25	USD	80	$78,200
ARAMARK Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 4.27%, 03/11/25		390	378,402
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 03/31/25		100	95,271
Chobani LLC, Term Loan, 10/10/23(m)		722	670,563
Hostess Brands LLC, Term Loan, 08/03/22(m)		355	337,523
JBS USA Lux SA, Term Loan, 10/30/22(m)		976	937,137
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.71%, 05/15/24		283	267,374
Post Holdings, Inc., Term Loan B, 05/24/24(m)		252	242,060
TMK Hawk Parent Corp., Term Loan, 08/28/24(m)		587	537,091

			3,543,621

Gas Utilities — 0.0%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 8.30%, 06/30/25		197	191,079

Health Care Equipment & Supplies — 0.5%(m)
CryoLife, Inc., Term Loan, 12/02/24(e)		347	338,645
DJO Finance LLC, 1st Lien Term Loan B, 06/08/20		1,753	1,727,419
Immucor, Inc., 1st Lien Term Loan, 06/15/21		624	612,019
Tecostar Holdings, Inc., Term Loan, 05/01/24		208	199,628
Universal Hospital Services, Inc., Delayed Draw Term Loan B, 10/18/25(e)		102	98,430

			2,976,141

Security	Par (000)		Value

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc., Term Loan B2, 02/16/23(m)	USD	245	$236,020
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 7.02%, 06/30/25		140	137,913
Auris Luxembourg III SARL, Term Loan B7, (LIBOR USD 1 Month + 3.00%), 5.52%, 01/17/22		403	391,216
CHG Healthcare Services, Inc., Term Loan B, 06/07/23(m)		611	584,725
Concentra, Inc., 2nd Lien Term Loan, 07/25/23(m)		271	268,290
Concentra, Inc., Term Loan, 06/01/22(m)		322	307,510
DaVita Healthcare, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.27%, 06/24/21		163	161,074
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.27%, 05/31/25		124	119,831
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 6.27%, 05/31/25		17	16,920
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 7.03%, 12/20/24		213	210,354
Envision Healthcare Corp., Term Loan, 10/10/25(m)		599	556,854
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.56%, 07/02/26		37	36,374
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.31%, 07/02/25(e)		250	242,204
HC Group Holdings III, Inc.,Term Loan B, 04/07/22(m)		420	414,750
HCA, Inc., Term Loan B, 03/13/25(m)		552	539,175
HCA, Inc., Term Loan B11, (LIBOR USD 1 Month + 1.75%), 4.27%, 03/17/23		140	136,114
Lifescan Global Corp., Term Loan U, (LIBOR USD 3 Month + 6.00%), 8.40%, 10/01/24		52	49,010
MPH Acquisition Holdings LLC, Term Loan, 06/07/23(m)		705	666,677
National Mentor Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.80%, 01/31/21		143	140,832
nThrive, Inc., 1st Lien Term Loan, 10/20/22(e)(m)		378	359,678
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(m)		1,024	947,202
ScribeAmerica Intermediate Holdco LLC, 1st Lien Term Loan, 04/03/25(m)		169	164,993
Sound Inpatient Physicians, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 06/27/25		136	130,703
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.27%, 06/26/26		53	50,880
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 02/06/24		302	269,093
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.27%, 02/13/23		170	165,386
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.52%, 12/02/24		271	256,476
WP CityMD Bidco LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.30%, 06/07/24		139	135,444

			7,695,698

21

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Technology — 0.2%
Change Healthcare Holdings LLC, Term Loan B, 03/01/24(m)	USD	709	670,996
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.43%, 10/10/25		214	205,707
IQVIA, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.80%, 03/07/24		61	59,140
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 10/23/23		418	400,926
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 6.50%), 9.02%, 10/21/24(e)		61	60,068

			1,396,837

Hotels, Restaurants & Leisure — 1.6%
1011778 BC ULC, Term Loan, 02/16/24(m)		1,874	1,781,818
Aristocrat Leisure Ltd., Term Loan B, 10/19/24(m)		280	268,007
Boyd Gaming Corp., Term Loan B, 09/15/23(m)		779	749,127
Caesars Resort Collection LLC, Term Loan, 12/23/24(m)		986	945,178
CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.77%, 08/06/21		410	396,928
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.77%, 02/12/21		169	155,927
CityCenter Holdings LLC, Term Loan B, 04/18/24(m)		766	724,016
Eldorado Resorts, Inc., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.75%, 04/17/24		140	133,584
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 4.52%, 11/30/23		194	185,283
GVC Holdings plc, Term Loan B2, 03/15/24(m)		274	265,263
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 4.26%, 10/25/23		252	242,715
IRB Holding Corp., Term Loan B, 02/05/25(m)		634	603,425
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.22%, 04/03/25		416	404,861
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.79%, 12/16/24		163	158,076
Marriott Ownership Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.77%, 08/29/25		212	206,700
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.52%, 03/21/25		983	938,862
Penn National Gaming, Inc., 1st Lien Term Loan, 10/15/25(m)		214	206,110
Playa Resorts Holding BV, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.27%, 04/29/24		191	177,531
Scientific Games International, Inc., Term Loan B, 08/14/24(m)		496	464,654
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.30%, 07/10/25		1,215	1,171,199
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.27%, 05/30/25		279	268,128

			10,447,392

Household Durables — 0.1%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.88%-5.93%, 11/08/23	USD	335	278,761

Security	Par (000)		Value

Household Durables (continued)
Serta Simmons Bedding LLC, Term Loan (continued)
(LIBOR USD 1 Month + 8.00%), 10.43%, 11/08/24	USD	129	91,028
Springs Window Fashions LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.25%), 6.72%, 05/25/25		179	173,616

			543,405

Household Products — 0.2%
Energizer Holdings, Inc., 1st Lien Term Loan B, 06/20/25(m)		208	200,460
Mastronardi Produce Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.60%, 05/01/25		135	132,429
Prestige Brands, Inc., Term Loan, 01/26/24(m)		276	265,061
Spectrum Brands, Inc., Term Loan B, 06/23/22(m)		420	405,139
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 6.02%, 12/16/24		74	71,620

			1,074,709

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 4.46%, 05/31/22		203	198,191
Calpine Corp., 1st Lien Term Loan B5, 01/15/24(m)		229	217,541
Calpine Corp., Term Loan B6, (LIBOR USD 3 Month + 2.50%), 5.31%, 01/15/23		343	326,065
Dayton Power and Light Co. (The), Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.51%, 08/24/22		107	105,463

			847,260

Industrial Conglomerates — 0.5%
Accudyne Industries LLC, Term Loan, 08/18/24(m)		775	733,341
Carlisle Food Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.51%, 03/16/25		75	71,209
Filtration Group Corp., Term Loan B, 03/29/25(m)		760	730,496
PSAV Holdings LLC, 1st Lien Term Loan, 02/21/25(m)		256	241,448
RBS Global, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.52%, 08/21/24		327	315,968
Uber Technologies, Inc., Term Loan, 03/14/25(e)(m)		284	276,019
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.71%, 11/30/23		854	772,865

			3,141,346

22

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance — 0.8%
Achilles Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.56%, 10/03/25	USD	210	$206,325
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.21%, 05/09/25		489	461,450
AmWINS Group, Inc., Term Loan, 01/25/24(m)		565	538,822
AssuredPartners, Inc., Term Loan, 10/22/24(m)		320	301,608
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.52%, 11/03/23		460	440,323
Asurion LLC, 2nd Lien Term Loan B2, 08/04/25(m)		344	339,487
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.52%, 11/03/24		274	261,799
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 3.00%), 5.52%, 08/04/22		351	336,526
Geronimo Intermediate Parent, Inc., Term Loan, 06/22/23(m)		213	208,682
Hub International Ltd., Term Loan B, 04/25/25(m)		492	463,749
Sedgwick, 1st Lien Term Loan, 11/06/25(m)		1,203	1,146,363
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.80%, 05/16/24		491	462,230

			5,167,364

IT Services — 2.6%
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.25%), 5.04%, 03/20/25		99	97,141
Applied Systems, Inc., Term Loan:
(LIBOR USD 1 Month + 3.00%), 5.52% , 09/19/24		415	395,029
09/19/25(m)		100	96,855
Aptean, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 7.06%, 12/20/22		81	80,113
Boxer Parent Co., Inc., Term Loan B, 10/02/25(m)		912	877,517
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.27%, 04/28/25		134	131,655
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.53%, 04/29/24		422	399,783
Evertec, Inc., Term Loan, 11/27/24(m)		213	208,563
First Data Corp., 1st Lien Term Loan, 04/26/24(m)		412	393,097
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.50%, 07/08/22		1,329	1,274,114
Flexera Software LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.78%, 02/26/25		139	133,771
Global Payments, Inc., Term Loan B:
(LIBOR USD 1 Month + 1.75%), 4.27% , 04/21/23		150	143,260
10/17/25(m)		350	332,791

Security	Par (000)		Value

IT Services (continued)
GoDaddy, Inc., Term Loan B, 02/15/24(m)	USD	1,274	$1,213,957
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.77%, 12/01/23		416	399,878
HSI Mergersub, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 6.02%, 07/01/24		167	161,907
IG Investments Holdings LLC, Term Loan, 05/23/25(m)		649	630,412
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.77%, 11/29/24		1,014	975,140
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.77%, 12/01/25		197	190,645
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.79%, 08/01/25		208	185,380
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.31%, 08/01/24		378	342,658
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.58%, 11/03/23		371	326,874
Renaissance Learning, Inc., Term Loan, 05/24/25(m)		144	133,638
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.52%, 02/22/24		494	477,164
Solera LLC, Term Loan B1, 03/03/23(m)		1,183	1,113,181
Sophia LP, 1st Lien Term Loan B, 09/30/22(m)		842	808,757
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.77%, 04/16/25		664	625,254
SS&C Technologies Holdings, Inc., Term Loan B1, 07/08/22(m)		516	500,203
SS&C Technologies, Inc., 1st Lien Term Loan B5, 04/16/25(m)		748	704,613
TKC Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 8.00%), 10.53%, 02/01/24		229	224,257
TKC Holdings, Inc., Term Loan, 02/01/23(m)		422	399,989
Trans Union LLC, 1st Lien Term Loan B4, 06/19/25(m)		252	242,535
Trans Union LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.52%, 04/10/23		647	621,421
Vantiv LLC, Term Loan B3, (LIBOR USD 1 Month + 1.75%), 4.17% - 4.19%, 10/16/23		151	145,369
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 7.02%, 08/27/25		1,139	1,098,843
Web.com Group, Inc., Term Loan, (LIBOR USD 6 Month + 3.75%), 6.17%, 10/10/25		139	133,440
WEX, Inc., Term Loan B, 06/30/23(m)		694	666,406
Worldpay LLC, Term Loan, 08/09/24(m)		110	105,014

			16,990,624

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan:
(LIBOR USD 1 Month + 3.25%), 5.77%, 08/30/24		81	76,858
(LIBOR USD 1 Month + 7.00%), 9.52%, 08/30/25		60	59,200

			136,058

23

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Machinery — 0.4%
Doosan Infracore International, Inc., Term Loan B, 05/18/24(m)	USD	236	$224,515
Gardner Denver, Inc., Term Loan B, 07/30/24(m)		393	378,278
Gates Global LLC, Term Loan B, 04/01/24(m)		908	860,254
Hayward Industries, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 6.02%, 08/05/24		277	265,798
Pike Corp., 1st Lien Term Loan, 03/12/25(m)		176	172,263
Titan Acquisition Ltd., Term Loan, 03/28/25(m)		663	604,781
WELBILT, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 5.02%, 10/11/25		243	231,242

			2,737,131

Media — 1.3%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.52%, 07/12/24		213	200,575
Cable One, Inc., Term Loan, 05/01/24(m)		143	136,505
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.71%, 07/17/25		672	635,638
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 4.03%, 03/31/23		446	423,531
Charter Communications Operating LLC, Term Loan B, 04/30/25(m)		1,117	1,068,357
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.96%, 01/25/26		284	271,978
Getty Images, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 6.02%, 10/18/19		44	42,654
Gray Television, Inc., Term Loan, 11/02/25(m)		263	253,608
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.60%, 02/07/24		213	204,029
iHeartCommunications, Inc., Tranche D Term Loan, (LIBOR USD 3 Month + 6.75%), 9.09%, 01/30/19(f)(k)		388	259,195
iHeartCommunications, Inc., Tranche E Term Loan, (LIBOR USD 1 Month + 7.50%), 9.84%, 07/30/19(f)(k)		250	167,052
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 6.26%, 11/27/23		230	222,196
(LIBOR USD 1 Month + 4.50%), 7.01%, 01/02/24		265	262,414
Learfield Communications LLC, Term Loan(m):
12/01/23		206	199,710
12/01/23(e)		145	140,712

Security	Par (000)	Value

Media (Continued)
Lions Gate Entertainment, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.77%, 03/24/25	USD 206	$197,950
Meredith Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 5.27%, 01/31/25	200	193,565
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.76%, 01/17/24	28	26,147
Nexstar Broadcasting, Inc., 1st Lien Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.76%, 01/17/24	160	150,868
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.52%, 02/01/24	207	194,874
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.71%, 08/15/26	745	707,243
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.51%, 09/28/23(e)	560	536,095
Tribune Media Co., 1st Lien Term Loan B, 01/26/24(m)	532	521,571
Unitymedia Finance LLC, Term Loan:
06/01/23(m)	222	215,108
(LIBOR USD 1 Month + 2.25%), 4.71%, 01/15/26	50	48,166
Unitymedia Hessen GmbH & Co. KG, 1st Lien Term Loan B, 09/30/25(m)	345	332,580
Univision Communications, Inc., Term Loan C5, 03/15/24(m)	223	200,991
Virgin Media Bristol LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.96%, 01/15/26	912	861,731
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.80%, 09/09/21(e)	183	180,337

		8,855,380

Metals & Mining — 0.0%
AMG Advanced Metallurgical Group, Term Loan, 01/30/25(m)	103	99,196
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 7.02%, 07/31/25(e)	101	98,192
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 6.02%, 01/04/23	60	58,578
Preferred Proppants LLC, Term Loan, (LIBOR USD 3 Month + 7.75%), 10.14%, 07/27/20(e)	44	15,352

		271,318

Multiline Retail — 0.2%
Academy Ltd., Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.35%, 07/01/22	287	189,937
Evergreen AcqCo 1 LP, Term Loan C, (LIBOR USD 3 Month + 3.75%), 6.22%, 07/09/19	146	138,987
Harbor Freight Tools USA, Inc., Term Loan, 08/18/23(m)	287	269,980
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.76%, 09/30/22	231	224,134
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 6.02%, 08/16/23	257	244,805
Neiman Marcus Group Ltd. LLC, Term Loan, 10/25/20(m)	212	178,314

		1,246,157

24

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities — 0.1%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.71%, 11/28/24	USD 103	$97,310
Terra-Gen Finance Co. LLC, Term Loan B1, (LIBOR USD 1 Month + 4.25%), 6.77%, 12/09/21(e)	126	100,624
USIC Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.77%, 12/08/23	200	189,177

		387,111

Oil, Gas & Consumable Fuels — 0.5%
BCP Raptor II LLC, Term Loan, (LIBOR USD 3 Month + 4.75%), 7.14%, 10/22/25	226	208,767
BCP Raptor LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 4.25%), 6.87%, 06/24/24	218	203,442
Bronco Midstream Funding LLC, Term Loan B, 08/14/23(m)	129	125,002
California Resources Corp., Term Loan:
12/31/21(m)	365	356,885
(LIBOR USD 1 Month + 4.75%), 7.26%, 12/31/22	350	338,335
CNX Resources Corp., Term Loan:
(LIBOR USD 1 Month + 4.25%), 6.78%, 11/26/21(e)	41	40,461
11/28/22(m)	635	639,562
Edgewater Generation LLC, Term Loan, 12/13/25(m)	275	268,469
EURO Garages Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.81%, 02/07/25	377	362,113
EURO Garages Ltd., Term Loan B1, (LIBOR USD 1 Month + 4.00%), 6.39% - 6.81%, 02/07/25	114	109,801
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.50%, 03/01/24	230	173,867
GIP III Stetson I LP, Term Loan, (LIBOR USD 3 Month + 4.25%), 6.69%, 07/18/25	129	124,001
Lucid Energy Group II Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 02/17/25	169	154,805
Oryx Southern Delaware Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.77%, 02/28/25	63	58,500
Seadrill Operating LP, Term Loan B, (LIBOR USD 3 Month + 6.00%), 8.80%, 02/21/21	109	85,166

		3,249,176

Pharmaceuticals — 0.8%
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 5.50%), 8.06%, 04/16/21	231	186,004
Alphabet Holding Co., Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%), 6.02%, 09/26/24	280	251,044
(LIBOR USD 1 Month + 7.75%), 10.27%, 09/26/25	237	194,340

Security	Par (000)		Value

Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 6.06%, 03/21/25	USD	627	$593,117
Bausch Health Co., Inc., Term Loan, 06/02/25(m)		1,555	1,481,648
Catalent Pharma Dollar, Inc., 1st Lien Term Loan B, 05/20/24(m)		484	468,683
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.81%, 04/29/24		375	354,827
Grifols Worldwide Operations Ltd., Term Loan, 01/31/25(m)		695	665,132
Jaguar Holding Co. I, Term Loan, 08/18/22(m)		781	740,469
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.55%, 09/24/24		219	200,323
National Veterinary Associates, Inc., Term Loan B3, 02/02/25(m)		422	396,837

			5,532,424

Professional Services — 0.0%
ON Assignment, Inc., Term Loan B, 04/02/25(m)		207	199,275

Real Estate Management & Development — 0.2%
ESH Hospitality, Inc. Term Loan B, 08/30/23(m)		463	443,852
Forest City, Term Loan B, 12/31/25(m)		434	422,425
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.71%, 02/08/25(e)		145	137,217

			1,003,494

Semiconductors & Semiconductor Equipment — 0.2%
Cabot Microelectronics Corp., Term Loan B, 10/31/25(e)(m)		460	441,600
MaxLinear, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.96%, 05/13/24(e)		49	46,852
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.53%, 05/29/25		703	664,840
ON Semiconductor Corp., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.27%, 03/31/23		102	97,780

			1,251,072

25

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software — 1.2%
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 7.28%, 09/29/23	USD	316	$295,084
Financial & Risk US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.27%, 10/01/25		1,767	1,678,650
Infor US, Inc., Term Loan, 02/01/22(m)		1,060	1,014,184
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.77%, 08/05/22		750	726,479
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.54%, 11/01/23		881	835,745
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 9.25%, 11/01/24		365	359,755
MA Financeco LLC, Term Loan, 06/21/24(m)		35	32,257
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.27%, 09/30/24		835	809,852
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.63%, 07/31/25(e)		182	171,990
Solar Winds Holdings, Inc., Term Loan B, 02/05/24(m)		769	737,568
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.77%, 04/16/25		252	237,111
TIBCO Software, Inc., Term Loan, 12/04/20(m)		756	743,835

			7,642,510

Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.84%, 11/07/24(e)		392	373,774
Belron Finance US LLC, Term Loan B1, (LIBOR USD 3 Month + 2.50%), 5.11%, 11/06/25(e)		93	89,512
Optiv, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.77%, 01/31/25(e)		82	73,675
Optiv, Inc., Term Loan, 02/01/24(m)		240	222,094
Petco Animal Supplies, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.78%, 01/26/23		104	75,795
Staples, Inc., Term Loan, 09/12/24(m)		138	131,605

			966,455

Technology Hardware, Storage & Peripherals — 0.2%(m)
Misys Ltd., 1st Lien Term Loan, 06/13/24		283	263,110
Seattle SpinCo, Inc., Term Loan, 06/21/24		234	217,840
Western Digital Corp., 1st Lien Term Loan B, 04/29/23		779	741,296

			1,222,246

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., Term Loan B, 01/02/25(m)		255	241,636
HD Supply, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.27%, 10/17/23		836	800,709
Nexeo Solutions LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.78% - 6.05%, 06/09/23		171	167,246
United Rentals, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 4.27%, 10/31/25		208	203,390

			1,412,981

Security	Par (000)		Value

Water Utilities — 0.0%
AI Aqua Merger Sub, Inc., Term loan B, 12/13/23(m)	USD	142	$134,957
Culligan NewCo Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.77%, 12/13/23		123	117,040

			251,997

Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd., Term Loan, 05/27/24(m)		297	268,889
Hargray Communications Group, Inc., Term Loan, 05/16/24(m)		309	297,798
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 11.52%, 12/07/20		780	530,283
SBA Senior Finance II LLC, 2nd Lien Term Loan B, 04/06/25(m)		423	404,785
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 5.06%, 02/02/24		771	731,436

			2,233,191

Total Floating Rate Loan Interests — 20.5% (Cost: $141,360,236)			134,859,311

Foreign Agency Obligations — 1.3%

Chile — 0.2%
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24		520	527,020
Empresa Nacional del Petroleo, 3.75%, 08/05/26		600	561,000

			1,088,020

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	107,129
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(d)(j)	USD	300	270,314
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	169,183

			546,626

Colombia — 0.2%
Ecopetrol SA, 4.13%, 01/16/25		1,200	1,137,000

India — 0.1%
Power Finance Corp. Ltd., 3.75%, 12/06/27		503	414,975
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		200	182,250
4.63%, 03/22/28		297	279,671

			876,896

26

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Agency Obligations (continued)

Indonesia — 0.3%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	2,000,000	$130,417
Pertamina Persero PT, 4.30%, 05/20/23	USD	1,250	1,229,653
Perusahaan Listrik Negara PT, 5.50%, 11/22/21		270	277,763
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	2,240,000	145,771

			1,783,604

Israel — 0.1%
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(a)	USD	660	664,950

Mexico — 0.1%
Petroleos Mexicanos, 6.50%, 03/13/27		461	433,340

Morocco — 0.1%
OCP SA, 4.50%, 10/22/25		600	574,500

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25		400	396,000

South Africa — 0.1%
Transnet SOC Ltd., 4.00%, 07/26/22		660	616,605

Thailand — 0.0%
Export Import Bank of Thailand, (LIBOR USD 3 Month + 0.90%), 3.54%, 11/20/23(d)		200	200,013

Total Foreign Agency Obligations — 1.3% (Cost: $8,818,288)			8,317,554

Foreign Government Obligations — 0.7%

Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27		500	475,000
Empresa Nacional del Petroleo, 5.25%, 11/06/29(a)		220	222,200

			697,200

China — 0.1%
People’s Republic of China, 4.00%, 10/19/48		400	399,500

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT:
5.71%, 11/15/23(a)		200	203,500
5.71%, 11/15/23		225	228,938
6.53%, 11/15/28		200	209,750
Republic of Indonesia, 5.35%, 02/11/49		375	385,329

			1,027,517

Maldives — 0.1%
Republic of Maldives, 7.00%, 06/07/22		900	841,500

Mexico — 0.0%
Petroleos Mexicanos, 5.35%, 02/12/28		140	122,150

Security	Par (000)		Value

Foreign Government Obligations (continued)

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.88%, 12/05/27	USD	800	$721,000
Peru — 0.1%

Petroleos del Peru SA, 5.63%, 06/19/47		500	489,000

Qatar — 0.1%
State of Qatar, 3.25%, 06/02/26		500	482,750

Total Foreign Government Obligations — 0.7% (Cost: $4,883,649)			4,780,617

	Shares

Investment Companies — 2.1%
Invesco Senior Loan ETF		75,000	1,633,500
iShares J.P. Morgan USD Emerging Markets Bond ETF(q)		60,632	6,300,271
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		183,000	6,039,000

Total Investment Companies — 2.1% (Cost: $14,650,333)			13,972,771

	Par (000)

Non-Agency Mortgage-Backed Securities — 2.0%

Collateralized Mortgage Obligations — 0.6%
Alternative Loan Trust, Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	USD	2,821	2,022,338
CGMSE, Series 2014-2X, 5.70%, 11/17/31(b)	EUR	117	126,292
MCM Trust, Series 2018-NPL2, Class A, 4.00%, 10/25/28(a)(e)	USD	2,026	1,999,662

			4,148,292

Commercial Mortgage-Backed Securities — 1.3%
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 3.61%, 08/14/34(a)(b)		1,000	877,543
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 2.79%, 04/10/49(a)		1,000	778,755
Commercial Mortgage Trust, Series 2016-667M, Class D, 3.18%, 10/10/36(a)(b)		1,000	906,129
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.49%, 08/10/49(a)(b)		530	456,698
DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(b)		990	945,304
GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, 07/10/48		440	374,957
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.65%, 03/15/50(a)(b)		990	936,320
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.13%, 07/15/50(a)(b)		1,000	904,453
Series 2015-C25, Class D, 3.07%, 10/15/48		650	541,599
Wells Fargo Commercial Mortgage Trust(b):
Series 2015-C30, Class C, 4.50%, 09/15/58		1,000	995,633
Series 2016-NXS5, Class D, 4.88%, 01/15/59		750	719,604

			8,436,995

27

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities — 0.1%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)	USD	8,700	$409,248

Total Non-Agency Mortgage-Backed Securities — 2.0% (Cost: $13,075,004)			12,994,535

	Beneficial Interest (000)

Other Interests — 0.0%(e)(f)(n)

Capital Markets — 0.0%
Millennium Corp. Claim	USD	811	–

Total Other Interests — 0.0%			–

Preferred Securities — 1.0%

Capital Trusts — 1.0%(j)(l)

Banks — 0.5%
Bank of America Corp., Series AA, 6.10%		1,000	985,000
Citigroup, Inc., 5.95%		1,000	912,600
JPMorgan Chase & Co., Series S, 6.75%		1,000	1,033,250
Lloyds Banking Group plc, 6.41%(a)		100	97,500

			3,028,350

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The):
Series M, 5.38%		1,250	1,207,837
Series P, 5.00%		49	41,033
Morgan Stanley, Series J, 5.55%		1,250	1,213,125

			2,461,995

Oil, Gas & Consumable Fuels — 0.1%
Andeavor Logistics LP, Series A, 6.87%		1,000	890,000

Total Capital Trusts — 1.0% (Cost: $6,841,403)			6,380,345

Security	Shares		Value

Preferred Stocks — 0.0%

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15, cost $53,170)(j)(o)		56,090	$17,859

Total Preferred Stocks — 0.0% (Cost: $54,874)			17,859

Total Preferred Securities — 1.0% (Cost: $6,896,277)			6,398,204

	Par (000)

U.S. Government Sponsored Agency Securities — 0.2%

Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (LIBOR USD 1 Month + 3.15%), 5.66%, 07/25/30(d)	USD	1,500	1,389,121

Total U.S. Government Sponsored Agency Securities — 0.2% (Cost: $1,500,000)			1,389,121

U.S. Treasury Obligations — 7.0%
U.S. Treasury Notes:
2.50%, 06/30/20		24,500	24,480,859
2.63%, 07/31/20		22,000	22,026,641

Total U.S. Treasury Obligations — 7.0% (Cost: $46,482,859)			46,507,500

Total Long-Term Investments — 96.9% (Cost: $664,491,023)			638,101,045

28

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 5.0%(p)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(q)	31,284,353	$31,284,353
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.24%	1,765,969	1,765,969

Total Short-Term Securities — 5.0% (Cost: $33,050,322)		33,050,322

Total Options Purchased — 0.0% (Cost: $226,149)		31,018

Total Investments — 101.9% (Cost: $697,767,494)		671,182,385

Liabilities in Excess of Other Assets — (1.9)%		(12,262,588)

Net Assets — 100.0%		$658,919,797

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Convertible security.
(h)	Zero-coupon bond.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(o)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $17,859, representing less than 0.05% of its net assets as of period end, and an original cost of $53,170.

(p)	Annualized 7-day yield as of period end.
(q)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and /or related parties of the fund were as follows:

29

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund

Affiliated Persons and/or Related Parties	Shares Held at 09/30/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,740,642	17,543,711	(b)	–	31,284,353	$31,284,353	$209,046	$—	$—
iShares J.P. Morgan USD Emerging Markets Bond ETF	80,842	—		(20,210)	60,632	6,300,271	170,052	(20,767)	(263,243)

						$37,584,624	$379,098	$(20,767)	$(263,243)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	3	03/15/19	$102	$(3,518)
STOXX 600 Banks Index	7	03/15/19	52	(1,711)
U.S. Treasury Long Bond	118	03/20/19	17,228	801,424
U.S. Treasury Ultra Bond	126	03/20/19	20,243	182,346
U.S. Treasury 2 Year Note	387	03/29/19	82,165	554,646
U.S. Treasury 5 Year Note	1,011	03/29/19	115,949	1,827,803

				3,360,990

Short Contracts
Euro-Bobl	22	03/07/19	3,340	(10,356)
Euro-Bund	21	03/07/19	3,935	(31,272)
Euro-Schatz	1	03/07/19	128	(126)
U.S. Treasury 10 Year Note	2	03/20/19	244	(3,440)
U.S. Treasury 10 Year Ultra Bond	339	03/20/19	44,096	(1,378,300)
Long Gilt	3	03/27/19	471	(4,339)

				(1,427,833)

				$1,933,157

30

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	260,000	USD	297,341	UBS AG	01/17/19	$915
EUR	164,981	USD	188,838	Bank of America NA	03/14/19	1,307
JPY	21,166,000	USD	187,927	Goldman Sachs International	03/14/19	6,270
USD	576,992	CNY	3,956,262	Bank of America NA	03/14/19	1,091
USD	4,523,098	HKD	35,238,555	Morgan Stanley & Co. International plc	03/14/19	13,486
USD	195,003	TWD	5,916,596	JPMorgan Chase Bank NA	03/15/19	297

						23,366

EUR	460,000	USD	528,169	UBS AG	01/17/19	(486)
USD	56,742	EUR	50,000	Goldman Sachs International	01/17/19	(614)
USD	59,284,706	EUR	51,900,000	JPMorgan Chase Bank NA	01/17/19	(251,624)
USD	113,795	EUR	100,000	Standard Chartered Bank	01/17/19	(919)
USD	7,889,232	GBP	6,240,000	Bank of America NA	01/17/19	(69,987)
USD	88,794	GBP	70,000	Citibank NA	01/17/19	(492)
USD	1,158,382	EUR	1,007,691	Barclays Bank plc	03/14/19	(3,009)
USD	2,009,696	JPY	225,319,048	Bank of America NA	03/14/19	(57,591)
USD	2,009,930	JPY	225,320,000	Goldman Sachs International	03/14/19	(57,366)
USD	279,702	IDR	4,264,050,991	Morgan Stanley & Co. International plc	03/15/19	(13,593)

						(455,681)

	Net Unrealized Depreciation					$(432,315)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
30-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	06/06/19	3.50%	USD	4,410	$14,429
30-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs Bank USA	06/06/19	3.50%	USD	5,070	16,589

										$31,018

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	12/20/22	A-	EUR	100	$610	$1,779	$(1,169)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	B+	USD	5,000	161,963	294,802	(132,839)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	B+	USD	20,500	442,794	773,717	(330,923)

							$605,367	$1,070,298	$(464,931)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

31

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/22	BB	EUR	100	$(19,188)	$(3,506)	$(15,682)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	80	(5,451)	(1,337)	(4,114)
Commerzbank AG	1.00%	Quarterly	Citibank NA	12/20/22	NR	EUR	100	(6,216)	(1,655)	(4,561)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	34	(7,305)	(4,748)	(2,557)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	76	(16,403)	(9,021)	(7,382)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	104	(22,368)	(11,938)	(10,430)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	20	(4,307)	(1,826)	(2,481)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	20	(4,308)	(1,826)	(2,482)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	76	(16,388)	(10,043)	(6,345)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	33	(7,157)	(4,233)	(2,924)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	20	(4,308)	(1,844)	(2,464)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	30	(6,462)	(2,712)	(3,750)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	33	(7,164)	(4,237)	(2,927)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	13	(2,866)	(1,586)	(1,280)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	20	(4,298)	(2,380)	(1,918)
Intesa Sanpaolo SpA	1.00%	Quarterly	Barclays Bank plc	06/20/23	NR	EUR	150	(5,382)	(3,564)	(1,818)
Intesa Sanpaolo SpA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	140	(5,023)	(6,081)	1,058
INTRUM JUSTITIA AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	28	1,238	1,261	(23)
Intrum AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	62	2,745	2,811	(66)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B+	EUR	35	(8,274)	4,281	(12,555)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	21	910	2,210	(1,300)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	100	(25,146)	1,231	(26,377)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	100	4,427	9,607	(5,180)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	2,214	4,530	(2,316)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	180	(42,473)	21,313	(63,786)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	65	(15,322)	7,742	(23,064)
Intrum AB	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB+	EUR	100	4,427	4,532	(105)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	100	4,427	10,472	(6,045)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	69	3,074	7,460	(4,386)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	260	(62,186)	(40,844)	(21,342)
Intesa Sanpaolo SpA	1.00%	Quarterly	Barclays Bank plc	12/20/23	NR	EUR	100	(4,397)	(4,020)	(377)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B-	USD	54	(7,351)	503	(7,854)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B-	USD	23	(3,132)	44	(3,176)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	30	(4,767)	(2,288)	(2,479)
Telecom Italia SpA	1.00%	Quarterly	Barclays Bank plc	12/20/23	BB+	EUR	206	(21,684)	(19,945)	(1,739)
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	65	2,777	6,348	(3,571)
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	28	1,190	2,751	(1,561)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	19	(5,054)	355	(5,409)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	81	(22,039)	1,548	(23,587)
Telecom Italia SpA	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BB+	EUR	194	(20,384)	(19,816)	(568)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	BB+	EUR	100	(3,457)	389	(3,846)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	43	(11,603)	(299)	(11,304)
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+	EUR	100	(7,951)	(2,958)	(4,993)

								$(382,385)	$(73,319)	$(309,066)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

32

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD	673,000	JPMorgan Chase Bank NA	03/20/19	USD	673	$(14,749)	$(2,823)	$(11,926)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.81%

33

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund

Glossary of Terms Used in this Report

Currency

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

TWD	Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviations

CDX	Credit Default Swap Index

CLO	Collateralized Loan Obligations

CVA	Certification Van Aandelon (Dutch Certificate)

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

OTC	Over-The-Counter

PIK	Payment-in-kind

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depositary Receipts

34

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$66,052,275	$2,203,250	$68,255,525
Common Stocks:
Banks	—	4,644,171	—	4,644,171
Capital Markets	—	15,840	—	15,840
Chemicals	339,020	—	—	339,020
Containers & Packaging	232,335	—	—	232,335
Electric Utilities	—	—	110,916	110,916
Equity Real Estate Investment Trusts (REITs)	74,313	—	—	74,313
Health Care Providers & Services	—	256	—	256
Hotels, Restaurants & Leisure	89,305	—	—	89,305
Machinery	—	15,565	—	15,565
Media	138,537	—	—	138,537
Metals & Mining	133,872	—	—	133,872
Software	160	—	—	160
Corporate Bonds(a)	—	334,831,617	—	334,831,617
Floating Rate Loan Interests:
Aerospace & Defense	—	897,740	269,280	1,167,020
Air Freight & Logistics	—	382,337	—	382,337
Airlines	—	166,355	—	166,355
Automobiles	—	271,265	—	271,265
Beverages	—	104,872	—	104,872
Building Products	—	820,614	—	820,614
Capital Markets	—	984,398	—	984,398
Chemicals	—	5,100,451	2,088,363	7,188,814

35

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund

	Level 1	Level 2	Level 3	Total
Commercial Services & Supplies	—	6,509,737	657,846	7,167,583
Communications Equipment	—	271,353	148,052	419,405
Construction & Engineering	—	198,991	127,081	326,072
Construction Materials	—	1,145,614	132,975	1,278,589
Containers & Packaging	—	2,512,881	—	2,512,881
Distributors	—	630,932	—	630,932
Diversified Consumer Services	—	3,306,443	470,931	3,777,374
Diversified Financial Services	—	2,185,030	259,110	2,444,140
Diversified Telecommunication Services	—	4,507,658	—	4,507,658
Electric Utilities	—	1,879,786	—	1,879,786
Electrical Equipment	—	847,118	524,641	1,371,759
Electronic Equipment, Instruments & Components	—	138,250	—	138,250
Energy Equipment & Services	—	503,316	218,336	721,652
Entertainment	—	1,398,069	—	1,398,069
Equity Real Estate Investment Trusts (REITs)	—	1,435,459	—	1,435,459
Food & Staples Retailing	—	912,975	237,600	1,150,575
Food Products	—	3,543,621	—	3,543,621
Gas Utilities	—	191,079	—	191,079
Health Care Equipment & Supplies	—	2,539,066	437,075	2,976,141
Health Care Providers & Services	—	7,093,816	601,882	7,695,698
Health Care Technology	—	1,336,769	60,068	1,396,837
Hotels, Restaurants & Leisure	—	10,447,392	—	10,447,392
Household Durables	—	543,405	—	543,405
Household Products	—	1,074,709	—	1,074,709
Independent Power and Renewable Electricity Producers	—	847,260	—	847,260
Industrial Conglomerates	—	2,865,327	276,019	3,141,346
Insurance	—	5,167,364	—	5,167,364
IT Services	—	16,990,624	—	16,990,624
Life Sciences Tools & Services	—	136,058	—	136,058
Machinery	—	2,737,131	—	2,737,131
Media	—	7,998,236	857,144	8,855,380
Metals & Mining	—	157,774	113,544	271,318
Multiline Retail	—	1,246,157	—	1,246,157
Multi-Utilities	—	286,487	100,624	387,111
Oil, Gas & Consumable Fuels	—	3,208,715	40,461	3,249,176
Pharmaceuticals	—	5,532,424	—	5,532,424
Professional Services	—	199,275	—	199,275
Real Estate Management & Development	—	866,277	137,217	1,003,494
Semiconductors & Semiconductor Equipment	—	762,620	488,452	1,251,072
Software	—	7,470,520	171,990	7,642,510
Specialty Retail	—	429,494	536,961	966,455
Technology Hardware, Storage & Peripherals	—	1,222,246	—	1,222,246
Trading Companies & Distributors	—	1,412,981	—	1,412,981
Water Utilities	—	251,997	—	251,997
Wireless Telecommunication Services	—	2,233,191	—	2,233,191
Foreign Agency Obligations	—	8,317,554	—	8,317,554
Foreign Government Obligations	—	4,780,617	—	4,780,617
Investment Companies	13,972,771	—	—	13,972,771
Non-Agency Mortgage-Backed Securities	—	10,994,873	1,999,662	12,994,535
Other Interests	—	—	—	—
Preferred Securities(a)	—	6,380,345	—	6,380,345
U.S. Government Sponsored Agency Securities	—	1,389,121	—	1,389,121
U.S. Treasury Obligations	—	46,507,500	—	46,507,500
Short-Term Securities	33,050,322	—	—	33,050,322
Options Purchased:
Interest rate contracts	—	31,018	—	31,018
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(1,524)	—	(1,524)

Subtotal	$48,030,635	$609,862,887	$13,269,480	$671,163,002

Investments valued at NAV(c)				17,859

Total Investments				$671,180,861

36

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Credit Strategies Income Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$1,058	$—	$1,058
Foreign currency exchange contracts	—	23,366	—	23,366
Interest rate contracts	3,366,219	—	—	3,366,219
Liabilities:
Credit contracts	—	(775,055)	—	(775,055)
Equity contracts	(5,229)	—	—	(5,229)
Foreign currency exchange contracts	—	(455,681)	—	(455,681)
Interest rate contracts	(1,427,833)	(11,926)	—	(1,439,759)

	$1,933,157	$(1,218,238)	$—	$714,919

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

As of December 31, 2018, certain of the Fund’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

(d)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interest	Non-Agency Mortgage- Backed Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of September 30, 2018	$3,745,375	$108,783	$5,231,319	$—	$(110)	$9,085,367
Transfers into Level 3	—	—	3,768,643	—	—	3,768,643
Transfers out of Level 3	(3,745,375)	—	(2,283,988)	—	110	(6,029,253)
Accrued discounts/premiums	—	—	3,107	—	—	3,107
Net realized gain (loss)	—	—	(4,366)	—	—	(4,366)
Net change in unrealized appreciation (depreciation)(a)	(46,750)	2,133	(344,974)	—	—	(389,591)
Purchases	2,250,000	—	3,372,184	1,999,662	—	7,621,846
Sales	—	—	(786,273)	—	—	(786,273)

Closing Balance, as of December 31, 2018	$2,203,250	$110,916	$8,955,652	$1,999,662	$—	$13,269,480

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018(a)	$(46,750)	$2,133	$(342,252)	$—	$—	$(386,869)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

37

Schedule of Investments (unaudited) December 31, 2018	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities — 0.3%

Collateralized Mortgage Obligations — 0.3%
Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, 11/25/57	USD	1,278	$1,278,500

Total Non-Agency Mortgage-Backed Securities — 0.3% (Cost: $1,248,328)			1,278,500

U.S. Government Sponsored Agency Securities — 177.6%

Collateralized Mortgage Obligations — 16.0%
Federal Home Loan Mortgage Corp.:
Series 4384, Class LB, 3.50%, 08/15/43		1,500	1,517,073
Series 3745, Class ZA, 4.00%, 10/15/40		342	360,276
Series 3780, Class ZA, 4.00%, 12/15/40		646	684,430
Series 3960, Class PL, 4.00%, 11/15/41		900	945,720
Series 4325, Class ZX, 4.50%, 04/15/44		2,343	2,582,570
Federal National Mortgage Association:
Series 2017-76, Class PB, 3.00%, 10/25/57		1,125	1,021,086
Series 2011-8, Class ZA, 4.00%, 02/25/41		3,074	3,170,441
Series 2010-134, Class KZ, 4.50%, 12/25/40		465	497,715
Series 2011-131, Class LZ, 4.50%, 12/25/41		311	331,362
Series 1996-48, Class Z, 7.00%, 11/25/26		243	260,754
Federal National Mortgage Association Variable Rate Notes, Series 2018-32, Class PS, (LIBOR USD 1 Month + 7.23%), 4.31%, 05/25/48(a)		1,941	1,990,581
Government National Mortgage Association:
Series 2017-186, Class DT, 3.00%, 11/20/47		10,943	10,860,115
Series 2018-13, Class LQ, 3.00%, 01/20/48		2,200	2,036,056
Series 2018-51, Class QA, 3.50%, 04/20/48		9,860	10,036,581
Series 2009-122, Class PY, 6.00%, 12/20/39		822	890,430
Government National Mortgage Association Variable Rate Notes(b):
Series 2009-31, Class PT, 3.70%, 05/20/39		320	323,633
Series 2015-187, Class C, 5.26%, 03/20/41		12,013	13,194,875
Series 2015-55, Class A, 5.39%, 03/16/36		11,411	12,337,211
Series 2014-107, Class WX, 6.81%, 07/20/39		1,573	1,744,745
Series 2015-103, Class B, 6.90%, 01/20/40		7,228	8,058,658

			72,844,312

Commercial Mortgage-Backed Securities — 1.4%
Federal Home Loan Mortgage Corp.:
Series K076, Class A2, 3.90%, 06/25/51		1,110	1,158,024
Series K079, Class A2, 3.93%, 06/25/28		2,040	2,131,645
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
Series K086, Class A2, 3.86%, 11/25/28		2,175	2,260,061
Series K082, Class A2, 3.92%, 09/25/28		330	344,491

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES Variable Rate Notes, Series 2018-M7, Class A2, 3.05%, 03/25/28(b)	USD 475	$462,125

		6,356,346

Interest Only Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp.:
Series 4791, Class LI, 3.00%, 05/15/48	577	106,704
Series 4062, Class GI, 4.00%, 02/15/41	143	14,823
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 4611, Class BS, (LIBOR USD 1 Month + 6.10%), 3.64%, 06/15/41(a)	5,600	762,894
Federal National Mortgage Association:
Series 2018-21, 3.00%, 04/25/48	4,741	892,926
Series 2018-63, 3.00%, 09/25/48	781	155,650
Series 2014-68, Class YI, 4.50%, 11/25/44	210	44,507
Series 2016-64, Class BI, 5.00%, 09/25/46	3,056	607,173
Federal National Mortgage Association Variable Rate Notes(a):
Series 2017-14, Class DS, (LIBOR USD 1 Month + 6.05%), 3.54%, 03/25/47	2,438	421,957
Series 2016-78, Class CS, (LIBOR USD 1 Month + 6.10%), 3.59%, 05/25/39	1,513	204,817
Series 2016-60, Class SD, (LIBOR USD 1 Month + 6.10%), 3.59%, 09/25/46	1,246	172,544
Series 2016-81, Class CS, (LIBOR USD 1 Month + 6.10%), 3.59%, 11/25/46	2,263	295,788
Series 2017-70, Class SA, (LIBOR USD 1 Month + 6.15%), 3.64%, 09/25/47	1,564	282,948
Series 2015-66, Class AS, (LIBOR USD 1 Month + 6.25%), 3.74%, 09/25/45	15,223	2,083,403
Series 2011-100, Class S, (LIBOR USD 1 Month + 6.45%), 3.94%, 10/25/41	1,272	192,577
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47	803	145,446
Series 2017-144, Class DI, 4.50%, 09/20/47	593	106,802
Series 2014-113, Class NI, 5.00%, 07/20/44	243	52,211
Series 2018-89, Class CI, 5.00%, 12/20/47	728	153,875

		6,697,045

Interest Only Commercial Mortgage-Backed Securities — 2.6%
Federal National Mortgage Association ACES Variable Rate Notes(b):
Series 2015-M1, Class X2, 0.55%, 09/25/24	42,497	1,066,996
Series 2016-M4, Class X2, 2.63%, 01/25/39	3,433	307,948
Government National Mortgage Association Variable Rate Notes:
Series 2017-54, 0.65%, 12/16/58(b)	5,012	307,902
Series 2017-72, 0.68%, 04/16/57(b)	12,044	767,730
Series 2017-53, 0.69%, 11/16/56(b)	20,678	1,225,368
Series 2017-64, 0.72%, 11/16/57(b)	7,223	480,483
Series 2017-61, 0.77%, 05/16/59(b)	4,822	359,944
Series 2016-22, 0.77%, 11/16/55(b)	21,875	1,168,561
Series 2016-45, 1.01%, 02/16/58(b)	27,976	2,106,160
Series 2016-110, 1.03%, 05/16/58(b)	5,045	373,189
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(a)	29,963	2,482,586
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.19%, 02/16/58(a)	12,118	1,100,221

		11,747,088

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Mortgage-Backed Securities — 156.2%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35	USD	1,775		$1,765,411
3.00%, 01/15/49(c)		293		285,517
3.50%, 07/01/26 - 09/01/26		68		68,433
3.50%, 01/15/49(c)		1,694		1,693,025
4.00%, 04/01/19 - 05/01/26		299		306,153
5.00%, 05/01/35 - 12/01/38		117		123,762
5.65%, 05/01/37 - 12/01/37		1,039		1,102,403
5.75%, 08/01/37 - 04/01/38		1,746		1,860,036
7.50%, 03/01/27		—	(d)	118
9.00%, 12/01/19		—	(d)	3
Federal National Mortgage Association:
2.50%, 01/25/34(c)		154		150,394
3.00%, 07/01/35 - 11/01/46(e)		82,493		81,014,659
3.00%, 03/01/43 - 06/01/43		216		212,080
3.00%, 01/25/49(c)		48,542		47,314,092
3.40%, 04/01/41		169		167,571
3.50%, 09/01/24 - 11/01/46(e)		17,699		17,856,398
3.50%, 03/01/43		144		145,260
3.50%, 01/25/49(c)		1,995		1,994,649
4.00%, 07/01/43(e)		4,160		4,275,579
4.00%, 01/25/49(c)		100		101,937
4.45%, 03/01/36 - 06/01/36		823		837,604
4.50%, 01/25/49 - 02/25/49(c)		3,200		3,311,968
4.94%, 01/01/35 - 05/01/35		191		193,418
5.00%, 01/01/21 - 07/01/35		132		140,342
5.00%, 07/01/34 - 04/01/36(e)		2,073		2,191,790
5.20%, 08/01/34 - 09/01/34		291		296,077
5.25%, 07/01/37 - 09/01/37		1,679		1,756,626
5.50%, 12/01/32 - 04/01/35		155		164,834
5.54%, 01/01/35		78		79,300
5.75%, 04/01/37		683		727,729
5.80%, 07/01/34		50		50,528
5.94%, 09/01/34		80		81,874
6.50%, 09/01/28 - 02/01/31		690		746,168
6.50%, 03/01/29 - 08/01/35(e)		2,051		2,254,673
Government National Mortgage Association:
2.50%, 01/15/49(c)		9,380		8,983,549
3.00%, 05/15/42 - 09/15/42		1,171		1,156,119
3.00%, 09/20/46(e)		18,545		18,306,198
3.00%, 01/15/49(c)		44,375		43,698,108
3.50%, 04/15/41 - 02/15/45		43,757		44,251,692
3.50%, 08/20/42 - 07/20/43(f)		97,224		98,331,052
3.50%, 01/15/49(c)		7,381		7,426,555
4.00%, 07/15/42 - 12/20/47		28,982		29,824,564
4.00%, 01/15/49(c)		130,386		133,503,040
4.50%, 12/15/34 - 11/20/48		62,758		65,182,793
4.50%, 01/15/49(c)		21,102		21,835,681
5.00%, 09/15/28 - 10/15/47		25,552		26,938,378
5.30%, 12/15/36 - 04/15/37		465		489,780
5.50%, 03/15/32 - 12/15/34		9,780		10,551,465
5.64%, 02/15/37 - 06/15/37		2,540		2,723,006
5.65%, 05/20/37 - 02/20/38		1,503		1,579,529
5.75%, 08/20/37 - 04/20/38		953		998,708
5.80%, 11/15/36 - 03/15/37		2,235		2,388,962
6.00%, 03/20/28 - 01/15/39		12,267		13,200,843
6.50%, 09/20/27 - 10/20/40		5,028		5,541,564
7.00%, 03/20/24 - 05/20/27		24		25,204
7.50%, 04/20/23 - 10/20/25		3		3,267
8.00%, 05/15/21 - 05/15/30		72		74,392
8.50%, 03/15/19 - 02/15/25		24		23,743
9.00%, 10/15/19 - 10/15/21		9		9,297

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
9.50%, 09/15/20 - 09/15/22	USD	7	$7,432

			710,325,332

Total U.S. Government Sponsored Agency Securities — 177.6% (Cost: $813,835,633)			807,970,123

U.S. Treasury Obligations — 1.0%
U.S. Treasury Inflation Linked Notes, 0.63%, 04/15/23		4,480	4,405,169

Total U.S. Treasury Obligations — 1.0% (Cost: $4,424,929)			4,405,169

Total Long-Term Investments — 178.9% (Cost: $819,508,890)			813,653,792

Short-Term Securities — 2.6%
	Shares

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(g)(i)		3,614,326	3,614,326

Total Money Market Funds — 0.8% (Cost: $3,614,326)			3,614,326
	Par (000)

U.S. Treasury Obligations — 1.8%
U.S. Treasury Bills, 2.36%, 01/22/19(h)	USD	8,187	8,176,538

Total U.S. Treasury Obligations — 1.8% (Cost: $8,175,745)			8,176,538

Total Short-Term Securities — 2.6% (Cost: $11,790,071)			11,790,864

Total Investments Before Options Written and TBA Sale Commitments — 181.5% (Cost: $831,298,961)			825,444,656

Total Options Written — (0.1)% (Premium Received — $249,514)			(447,358)

TBA Sale Commitments — (32.8)%

Mortgage-Backed Securities — (32.8)%
Federal National Mortgage Association:(c)
3.00%, 01/25/49 - 02/25/49		123,944	(120,779,944)

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
3.50%, 01/25/49 - 02/25/49	USD	16,499	$(16,485,141)
4.00%, 01/25/49		4,215	(4,296,666)
4.50%, 01/25/49		500	(517,744)
Government National Mortgage Association:
3.50%, 01/15/49 - 02/15/49(c)		6,840	(6,881,157)

Total TBA Sale Commitments — (32.8)% (Proceeds: $145,485,269)			(148,960,652)

Total Investments Net of Options Written and TBA Sale Commitments — 148.6% (Cost: $685,564,178)			676,036,646

Liabilities in Excess of Other Assets — (48.6)%			(221,211,613)

Net Assets — 100.0%			$454,825,033

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Represents or includes a TBA transaction.
(d)	Amount is less than $500.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
(i)

During the period ended December 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,163,813	450,513	3,614,326	$3,614,326	$15,558	$—	$—

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Royal Bank of Canada	2.47%	11/09/18	01/14/19	$367,600	$368,836	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	3,281,900	3,292,934	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	4,016,000	4,029,502	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	1,818,800	1,824,915	U.S. Government Sponsored Agency Securities	Up to 30 days

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock GNMA Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Royal Bank of Canada	2.47%	11/09/18	01/14/19	$2,228,900	$2,236,393	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	2,201,400	2,208,801	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	891,200	894,196	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	598,100	600,111	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	878,600	881,554	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	362,600	363,819	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	1,156,600	1,160,488	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	899,300	902,323	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	219,300	220,037	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	1,244,500	1,248,684	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	4,130,400	4,144,286	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	706,400	708,775	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	993,100	996,439	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	6,230,900	6,251,848	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	1,654,800	1,660,363	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	535,800	537,601	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	2,106,400	2,113,482	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	207,200	207,897	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	372,000	373,251	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	624,800	626,900	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	372,900	374,154	U.S. Government Sponsored Agency Securities	Up to 30 days

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock GNMA Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Royal Bank of Canada	2.47%	11/09/18	01/14/19	$12,682,100	$12,724,736	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	785,600	788,241	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	1,767,600	1,773,543	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	311,100	312,146	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	1,582,700	1,588,021	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	922,300	925,401	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	505,800	507,500	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	553,900	555,762	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	967,300	970,552	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	6,373,300	6,394,727	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	662,900	665,129	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	17,111,550	17,169,078	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	708,500	710,882	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	522,800	524,558	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	1,008,100	1,011,489	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	207,900	208,599	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.47%	11/09/18	01/14/19	286,300	287,262	U.S. Government Sponsored Agency Securities	Up to 30 days
Cantor Fitzgerald & Co.	2.69%	12/17/18	01/17/19	14,146,000	14,160,798	U.S. Government Sponsored Agency Securities	Up to 30 days

				$99,205,250	$99,506,013

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 2 Year Note	70	03/29/19	$14,862	$79,715

Short Contracts 3 Month Eurodollar	11	03/18/19	2,675	(2,521)
U.S. Treasury 10 Year Note	517	03/20/19	63,082	(1,071,393)
U.S. Treasury 10 Year Ultra Bond	23	03/20/19	2,992	(93,107)
U.S. Treasury Long Bond	47	03/20/19	6,862	(319,622)
U.S. Treasury Ultra Bond	11	03/20/19	1,767	(95,667)
U.S. Treasury 5 Year Note	454	03/29/19	52,068	(788,153)
3 Month Eurodollar	11	06/17/19	2,676	3,957
3 Month Eurodollar	11	12/16/19	2,677	(10,721)
3 Month Eurodollar	11	03/16/20	2,680	(13,607)
3 Month Eurodollar	11	06/15/20	2,681	(14,064)
3 Month Eurodollar	11	09/14/20	2,682	(18,852)

				(2,423,750)

				$(2,344,035)

5

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock GNMA Portfolio

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.90%	Semi-Annual	Bank of America NA	02/28/19	2.90%	USD	21,100	$(118,093)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Citibank NA	03/05/19	2.70%	USD	23,200	(66,662)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.85%	Semi-Annual	Barclays Bank plc	05/20/19	2.85%	USD	21,500	(133,679)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.71%	Semi-Annual	Citibank NA	03/14/19	2.71%	USD	13,300	(126,398)

										(444,832)

Put
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/21/19	3.20%	USD	25,200	(1,163)
2-Year Interest Rate Swap	3.33%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/30/19	3.33%	USD	21,500	(1,363)

										(2,526)

										$(447,358)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund			Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Termination Date
3.07%	Semi-Annual	3 month LIBOR	Quarterly	10/11/20	USD	16,350	$(134,631)	$—	$(134,631)
3.05%	Semi-Annual	3 month LIBOR	Quarterly	10/15/20	USD	16,350	(128,163)	223	(128,386)
3.11%	Semi-Annual	3 month LIBOR	Quarterly	10/23/20	USD	16,350	(146,551)	—	(146,551)
3.06%	Semi-Annual	3 month LIBOR	Quarterly	10/25/20	USD	16,350	(129,236)	—	(129,236)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	02/06/23	USD	12,000	(121,946)	—	(121,946)
2.87%	Semi-Annual	3 month LIBOR	Quarterly	03/23/23	USD	9,600	(180,127)	—	(180,127)
3 month LIBOR	Quarterly	3.13%	Semi-Annual	05/22/28	USD	1,750	62,604	—	62,604
2.85%	Semi-Annual	3 month LIBOR	Quarterly	12/21/28	USD	2,000	(21,108)	—	(21,108)

							$(799,158)	$223	$(799,381)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.81%

6

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock GNMA Portfolio

Glossary of Terms Used in this Report Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Non-Agency Mortgage-Backed Securities	$—	$1,278,500	$—	$1,278,500
U.S. Government Sponsored Agency Securities	—	807,970,123	—	807,970,123
U.S. Treasury Obligations	—	4,405,169	—	4,405,169
Short-Term Securities:
Money Market Funds	3,614,326	—	—	3,614,326
U.S. Treasury Obligations	—	8,176,538	—	8,176,538
Liabilities:
TBA Sale Commitments	—	(148,960,652)	—	(148,960,652)

	$3,614,326	$672,869,678	$—	$676,484,004

7

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock GNMA Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$83,672	$62,604	$—	$146,276
Liabilities:
Interest rate contracts	(2,427,707)	(1,309,343)	—	(3,737,050)

	$(2,344,035)	$(1,246,739)	$—	$(3,590,774)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $99,506,013 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

8

Consolidated Schedule of Investments (unaudited) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 3.2%
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.30%, 10/21/28(a)(b)	USD	1,830	$1,784,668
Allegro CLO VI Ltd., Series 2017-2A, Class D, (LIBOR USD 3 Month + 2.75%), 5.20%, 01/17/31(a)(b)		1,940	1,786,628
Allegro CLO VIII Ltd., Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.15%), 4.39%, 07/15/31(a)(b)		250	240,154
ALM VI Ltd.(a)(b):
Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.14%, 07/15/26		4,630	4,374,252
Series 2012-6A, Class DR3, (LIBOR USD 3 Month + 5.05%), 7.49%, 07/15/26		2,500	2,268,759
ALM VII Ltd., Series 2012-7A, Class CR, (LIBOR USD 3 Month + 3.85%), 6.29%, 10/15/28(a)(b)		5,500	5,417,347
ALM VII R Ltd., Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 5.14%, 10/15/28(a)(b)		1,000	998,298
ALM VII R-2 Ltd.(a)(b):
Series 2013-7R2A, Class A2R2, (LIBOR USD 3 Month + 1.65%), 4.09%, 10/15/27		750	739,599
Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.64%, 10/15/27		1,500	1,457,369
ALM VIII Ltd., Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 6.39%, 10/15/28(a)(b)		2,750	2,751,106
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.34%, 07/15/27		1,000	957,268
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.14%, 07/15/27		7,000	6,596,933
AMMC CLO 16 Ltd., Series 2015-16A, Class DR, (LIBOR USD 3 Month + 3.55%), 5.99%, 04/14/29(a)(b)		2,500	2,436,688
AMMC CLO 19 Ltd.(a)(b):
Series 2016-19A, Class C, (LIBOR USD 3 Month + 2.80%), 5.24%, 10/15/28		838	836,132
Series 2016-19A, Class D, (LIBOR USD 3 Month + 3.75%), 6.19%, 10/15/28		1,000	985,434
AMMC CLO 20 Ltd., Series 2017-20A, Class E, (LIBOR USD 3 Month + 5.81%), 8.26%, 04/17/29(a)(b)		1,000	909,678
AMMC CLO 22 Ltd., Series 2018-22A, Class D, (LIBOR USD 3 Month + 2.70%), 5.19%, 04/25/31(a)(b)		510	467,084
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 4.01%, 01/28/31		250	244,130
Series 2014-3RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.11%, 01/28/31		1,000	919,862
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.36%, 01/28/31		1,400	1,320,572
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.11%, 01/28/31		5,250	4,829,138

Security	Par (000)		Value

Asset-Backed Securities (continued)
Anchorage Capital CLO 6 Ltd.(a)(b):
Series 2015-6A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.84%, 07/15/30	USD	2,300	$2,254,218
Series 2015-6A, Class DR, (LIBOR USD 3 Month + 3.55%), 5.99%, 07/15/30		3,250	3,192,937
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class ER, (LIBOR USD 3 Month + 5.60%), 8.04%, 10/15/27(a)(b)		3,000	2,979,517
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.11%, 07/28/28		1,000	984,649
Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.51%, 07/28/28		1,500	1,435,790
Anchorage Capital CLO 9 Ltd.(a)(b):
Series 2016-9A, Class D, (LIBOR USD 3 Month + 4.00%), 6.44%, 01/15/29		1,000	995,066
Series 2016-9A, Class E, (LIBOR USD 3 Month + 7.25%), 9.69%, 01/15/29		1,000	969,791
Anchorage Capital CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.64%, 10/13/30(a)(b)		1,250	1,203,490
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(a)	EUR	1,561	1,672,443
Apidos CLO XV(a)(b):
Series 2013-15A, Class CRR, (LIBOR USD 3 Month + 1.85%), 4.32%, 04/20/31	USD	1,000	922,441
Series 2013-15A, Class DRR, (LIBOR USD 3 Month + 2.70%), 5.17%, 04/20/31		1,000	914,977
Series 2013-15A, Class ERR, (LIBOR USD 3 Month + 5.70%), 8.17%, 04/20/31		1,000	882,121
Apidos CLO XX, Series 2015-20A, Class BRR, (LIBOR USD 3 Month + 1.95%), 4.39%, 07/16/31(a)(b)		1,000	949,638
Apidos CLO XXII, Series 2015-22A, Class D, (LIBOR USD 3 Month + 6.00%), 8.47%, 10/20/27(a)(b)		1,000	956,331
Apidos CLO XXIII, Series 2015-23A, Class D2, (LIBOR USD 3 Month + 5.95%), 8.39%, 01/15/27(a)(b)		2,000	1,941,428
Apidos CLO XXIX(a)(b):
Series 2018-29A, Class A2, (LIBOR USD 3 Month + 1.55%), 3.94%, 07/25/30		1,500	1,458,363
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.90%), 4.29%, 07/25/30		1,500	1,379,431
Series 2018-29A, Class C, (LIBOR USD 3 Month + 2.75%), 5.14%, 07/25/30		1,500	1,366,873
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(a)	EUR	884	889,940
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)		917	1,019,523
ARES CLO Ltd.(a)(b):
Series 2018-49A, Class D, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/22/30	USD	500	466,520
Series 2018-49A, Class E, (LIBOR USD 3 Month + 5.70%), 8.04%, 07/22/30		500	447,006
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(a)	EUR	700	802,588
ARES XLIV CLO Ltd.(a)(b):
Series 2017-44A, Class C, (LIBOR USD 3 Month + 3.45%), 5.89%, 10/15/29	USD	1,000	962,250

1

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2017-44A, Class D, (LIBOR USD 3 Month + 6.55%), 8.99%, 10/15/29	USD	1,000	$931,746
Ares XLIX CLO Ltd., Series 2018-49A, Class B, (LIBOR USD 3 Month + 1.65%), 3.99%, 07/22/30(a)(b)		500	489,975
ARES XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30(a)(b)		850	796,876
ARES XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(b)		2,000	1,825,504
Ares XLVIII CLO(a)(b):
Series 2018-48A, Class C, (LIBOR USD 3 Month + 1.80%), 4.14%, 07/20/30		1,250	1,167,685
Series 2018-48A, Class D, (LIBOR USD 3 Month + 2.70%), 5.04%, 07/20/30		1,000	913,845
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 6.26%, 07/28/29(a)(b)		1,000	983,352
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 4.20%), 6.95%, 12/05/25(a)(b)		4,750	4,744,486
Ares XXXIIR CLO Ltd.(a)(b):
Series 2014-32RA, Class B, (LIBOR USD 3 Month + 1.80%), 4.42%, 05/15/30		1,500	1,375,853
Series 2014-32RA, Class C, (LIBOR USD 3 Month + 2.90%), 5.52%, 05/15/30		2,250	2,082,966
Series 2014-32RA, Class D, (LIBOR USD 3 Month + 5.85%), 8.47%, 05/15/30		1,000	887,413
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.09%, 10/15/30		2,850	2,614,860
Series 2015-4A, Class DR, (LIBOR USD 3 Month + 6.15%), 8.59%, 10/15/30		4,000	3,647,737
Ares XXXVR CLO Ltd.(a)(b):
Series 2015-35RA, Class C, (LIBOR USD 3 Month + 1.90%), 4.34%, 07/15/30		1,000	938,692
Series 2015-35RA, Class D, (LIBOR USD 3 Month + 3.00%), 5.44%, 07/15/30		1,000	931,710
ASSURANT CLO I Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.46%), 8.93%, 10/20/29(a)(b)		350	329,286
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class B1R, (LIBOR USD 3 Month + 1.80%), 4.51%, 11/27/31(a)(b)		3,000	2,918,274
Atlas Senior Loan Fund X Ltd.(a)(b):
Series 2018-10A, Class B, (LIBOR USD 3 Month + 1.50%), 3.94%, 01/15/31		1,800	1,724,352
Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.19%, 01/15/31		1,950	1,783,248
Atrium VIII(b):
Series 8A, Class DR, (LIBOR USD 3 Month + 4.00%), 6.48%, 10/23/24(a)		1,450	1,451,777
Series 8A, Class ER, (LIBOR USD 3 Month + 7.25%), 9.73%, 10/23/24(a)		1,750	1,753,933
Series 8A, Class SUB, 0.00%, 10/23/24(c)		11,500	6,639,812
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 4.31%, 08/23/30(a)(b)		3,210	3,018,005
Atrium XV(a)(b):
Series 15A, Class B, (LIBOR USD 3 Month + 1.75%), 4.53%, 01/23/31		3,750	3,640,445
Series 15A, Class C, (LIBOR USD 3 Month + 2.20%), 4.98%, 01/23/31		1,250	1,171,377

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 5.78%, 01/23/31(d)	USD	750	$750,000
Series 15A, Class E, (LIBOR USD 3 Month + 5.85%), 8.63%, 01/23/31(d)		250	250,000
Avery Point IV CLO Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.35%), 4.84%, 04/25/26(a)(b)		1,000	994,583
Avoca, Series 2018X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31(a)	EUR	700	716,607
Avoca Capital CLO X Ltd., Series 10X, Class ER, (EURIBOR 3 Month + 6.05%), 6.05%, 01/15/30(a)		800	912,929
Avoca CLO XIV Designated Activity Co, Series 17X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 01/15/30(a)		1,279	1,451,723
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)		620	627,999
Ballyrock CLO Ltd., Series 2016-1A, Class C, (LIBOR USD 3 Month + 2.70%), 5.14%, 10/15/28(a)(b)	USD	2,750	2,745,698
Barings Euro CLO BV, Series 2018-3X, Class E, (EURIBOR 3 Month + 5.79%), 5.79%, 07/27/31(a)(d)	EUR	1,200	1,306,155
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, (LIBOR USD 3 Month + 3.45%), 5.89%, 10/18/29(a)(b)	USD	3,250	3,146,385
Benefit Street Partners CLO XII Ltd.(a)(b):
Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/15/30		2,000	1,882,178
Series 2017-12A, Class D, (LIBOR USD 3 Month + 6.41%), 8.85%, 10/15/30		2,000	1,841,578
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(a)	EUR	400	399,005
BlueMountain CLO Ltd.(a)(b):
Series 2015-1A, Class C, (LIBOR USD 3 Month + 3.75%), 6.19%, 04/13/27	USD	1,250	1,245,282
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.35%), 3.82%, 04/20/27		1,250	1,221,015
Bristol Park CLO Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.25%), 9.69%, 04/15/29(a)(b)		1,000	971,831
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-4A, Class C1R, (LIBOR USD 3 Month + 2.60%), 5.07%, 01/20/29		3,650	3,622,612
Series 2012-4A, Class DR, (LIBOR USD 3 Month + 4.10%), 6.57%, 01/20/29		1,000	998,347
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.35%), 5.96%, 08/14/30		2,000	1,919,967
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.09%, 01/15/31		1,600	1,462,577
Series 2014-2RA, Class B, (LIBOR USD 3 Month + 1.83%), 4.44%, 05/15/31		1,500	1,372,750
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.47%, 04/20/27		3,500	3,373,309
Series 2015-1A, Class E1, (LIBOR USD 3 Month + 5.30%), 7.77%, 04/20/27		3,750	3,694,381
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.11%, 07/28/28		2,000	1,978,806
Series 2015-4A, Class D, (LIBOR USD 3 Month + 6.10%), 8.57%, 10/20/27		1,200	1,158,240
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 10.97%, 10/20/27		2,415	2,337,123

2

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.32%, 04/20/27	USD	500	$475,478
Series 2016-3A, Class C, (LIBOR USD 3 Month + 4.00%), 6.47%, 10/20/29		1,000	992,623
Carlyle US CLO Ltd.(a)(b):
Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.57%, 10/20/27		1,000	964,833
Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.00%), 8.47%, 04/20/31		1,000	908,181
Series 2017-2A, Class C, (LIBOR USD 3 Month + 3.70%), 6.17%, 07/20/31		3,000	2,930,779
Series 2017-4A, Class C, (LIBOR USD 3 Month + 2.80%), 5.24%, 01/15/30		1,000	922,067
Series 2017-4A, Class D, (LIBOR USD 3 Month + 6.15%), 8.59%, 01/15/30		1,000	921,104
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 6.17%, 04/20/29(a)(b)		2,500	2,448,810
CBAM Ltd.(a)(b):
Series 2017-3A, Class E1, (LIBOR USD 3 Month + 6.50%), 8.95%, 10/17/29		1,000	943,309
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 3.89%, 07/15/31		2,000	1,956,430
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.13%, 07/23/30(a)(b)		3,000	2,921,502
Cedar Funding IX CLO Ltd.(a)(b):
Series 2018-9A, Class C, (LIBOR USD 3 Month + 1.75%), 4.22%, 04/20/31		1,250	1,165,542
Series 2018-9A, Class D, (LIBOR USD 3 Month + 2.60%), 5.07%, 04/20/31		1,400	1,265,877
Series 2018-9A, Class E, (LIBOR USD 3 Month + 5.35%), 7.82%, 04/20/31		1,620	1,415,524
Cedar Funding VI CLO Ltd., Series 2016-6A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.07%, 10/20/28(a)(b)		400	391,445
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 5.70%, 10/17/30(a)(b)		3,695	3,485,649
Cent CLO 17 Ltd.(a)(b):
Series C17A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.12%, 04/30/31		1,000	977,534
Series C17A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.37%, 04/30/31		1,000	938,639
Series C17A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.32%, 04/30/31		2,000	1,841,693
Series C17A, Class DR, (LIBOR USD 3 Month + 6.00%), 8.52%, 04/30/31		1,000	899,927
Chenango Park CLO Ltd., Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.85%), 4.29%, 04/15/30(a)(b)		1,800	1,652,203
CIFC Funding Ltd.(a)(b):
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.80%), 5.31%, 04/27/31		1,500	1,383,103
Series 2014-2RA, Class A3, (LIBOR USD 3 Month + 1.90%), 4.39%, 04/24/30		2,000	1,891,846
Series 2014-4RA, Class B, (LIBOR USD 3 Month + 2.20%), 4.66%, 10/17/30		850	823,756
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 5.66%, 10/17/30		2,508	2,369,731
Series 2015-4A, Class C1, (LIBOR USD 3 Month + 3.80%), 6.27%, 10/20/27		1,750	1,746,603
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 5.97%, 04/23/29		1,500	1,447,284

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2018-1A, Class C, (LIBOR USD 3 Month + 1.75%), 4.19%, 04/18/31	USD	1,200	$1,118,976
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.65%), 5.09%, 04/18/31		1,500	1,369,771
Series 2018-4A, Class B, (LIBOR USD 3 Month + 2.10%), 4.53%, 10/17/31		1,050	1,002,535
Series 2018-4A, Class D, (LIBOR USD 3 Month + 5.90%), 8.33%, 10/17/31		250	224,465
Clear Creek CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.42%, 10/20/30(a)(b)		1,350	1,253,633
CVC Cordatus Loan Fund VIII DAC(a):
Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30	EUR	1,600	1,770,080
Series 8X, Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30		551	579,006
Dewolf Park CLO Ltd.(a)(b):
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.15%), 4.59%, 10/15/30	USD	1,000	957,449
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.64%, 10/15/30		1,000	909,561
Dryden 37 Senior Loan Fund, Series 2015-37A, Class DR, (LIBOR USD 3 Month + 2.50%), 4.94%, 01/15/31(a)(b)		2,000	1,800,446
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.69%, 07/15/30(a)(b)		3,000	2,871,223
Dryden Senior Loan Fund, Series 2014-36A, Class DR, (LIBOR USD 3 Month + 4.24%), 6.68%, 01/15/28(a)(b)		1,000	1,000,095
Elevation CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 4.68%), 7.29%, 11/15/28(a)(b)		800	802,251
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(a)	EUR	700	802,805
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 5.15%, 07/15/30(a)(b)	USD	1,000	939,728
Galaxy XV CLO Ltd., Series 2013-15A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.04%, 10/15/30(a)(b)		250	244,468
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, (LIBOR USD 3 Month + 1.95%), 4.29%, 07/15/31(a)(b)		250	230,809
Galaxy Xxiv Clo Ltd., Series 2017-24A, Class C, (LIBOR USD 3 Month + 1.70%), 4.14%, 01/15/31(a)(b)		500	455,551
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 4.30%, 11/15/26		1,500	1,466,428
Series 2018-29A, Class D, (LIBOR USD 3 Month + 2.40%), 5.02%, 11/15/26		2,150	2,035,538
Galaxy XXV CLO Ltd., Series 2018-25A, Class D, (LIBOR USD 3 Month + 3.10%), 5.44%, 10/25/31(a)(b)		500	467,643
Galaxy XXVI CLO Ltd.(a)(b):
Series 2018-26A, Class B, (LIBOR USD 3 Month + 1.70%), 4.35%, 11/22/31		250	242,847
Series 2018-26A, Class D, (LIBOR USD 3 Month + 3.05%), 5.70%, 11/22/31		250	250,000

3

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.75%), 5.38%, 05/16/31(a)(b)	USD	1,500	$1,370,868
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.40%), 8.84%, 10/15/30(a)(b)		1,500	1,381,816
GLG Euro CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 4.27%), 4.27%, 05/15/31(a)	EUR	1,400	1,330,455
Goldentree Loan Management US CLO 3 Ltd.(a)(b):
Series 2018-3A, Class C, (LIBOR USD 3 Month + 1.90%), 4.37%, 04/20/30	USD	2,500	2,348,329
Series 2018-3A, Class D, (LIBOR USD 3 Month + 2.85%), 5.32%, 04/20/30		2,000	1,842,605
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class BR2, (LIBOR USD 3 Month + 1.60%), 4.11%, 10/29/29(a)(b)		300	294,977
Greenwood Park CLO Ltd.(a)(b):
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.50%), 4.94%, 04/15/31		1,450	1,309,703
Series 2018-1A, Class E, (LIBOR USD 3 Month + 4.95%), 7.39%, 04/15/31		790	673,798
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.49%, 01/27/31(a)(b)		2,000	1,850,966
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.62%, 07/28/31(a)(b)		1,000	957,937
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(a)	EUR	1,125	1,203,317
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A2, (LIBOR USD 3 Month + 1.50%), 3.87%, 07/18/31	USD	1,250	1,209,546
Series 12A-18, Class B, (LIBOR USD 3 Month + 1.85%), 4.22%, 07/18/31		2,500	2,340,526
Series 12A-18, Class C, (LIBOR USD 3 Month + 2.75%), 5.12%, 07/18/31		1,250	1,135,814
Series 8A-2016, Class DR, (LIBOR USD 3 Month + 2.90%), 5.25%, 07/20/30		1,500	1,372,207
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 07/15/26(b)(c)		2,000	200,000
LCM XIV LP(a)(b):
Series 14A, Class BR, (LIBOR USD 3 Month + 1.58%), 4.05%, 07/20/31		1,000	975,513
Series 14A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.32%, 07/20/31		1,550	1,427,620
LCM XV LP, Series 15A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.87%, 07/20/30(a)(b)		1,000	969,092
LCM XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(b)(c)		3,065	1,744,316
LCM XXIV Ltd., Series 24A, Class C, (LIBOR USD 3 Month + 2.25%), 4.72%, 03/20/30(a)(b)		250	239,775
LCM XXV Ltd., Series 25A, Class B2, (LIBOR USD 3 Month + 1.65%), 4.12%, 07/20/30(a)(b)		3,156	3,098,615
Madison Park Funding X Ltd.(a)(b):
Series 2012-10A, Class DR, (LIBOR USD 3 Month + 4.20%), 6.67%, 01/20/29		5,000	5,030,526
Series 2012-10A, Class ER, (LIBOR USD 3 Month + 7.62%), 10.09%, 01/20/29		2,000	2,005,356
Madison Park Funding XIII Ltd.(a)(b):
Series 2014-13A, Class CR2, (LIBOR USD 3 Month + 1.90%), 4.35%, 04/19/30		1,500	1,434,267

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2014-13A, Class DR2, (LIBOR USD 3 Month + 2.85%), 5.30%, 04/19/30	USD	3,000	$2,811,297
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (LIBOR USD 3 Month + 2.20%), 4.71%, 01/27/26(a)(b)		1,000	994,560
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (LIBOR USD 3 Month + 5.50%), 7.97%, 04/20/26(a)(b)		1,000	979,327
Madison Park Funding XXV Ltd., Series 2017-25A, Class B, (LIBOR USD 3 Month + 2.35%), 4.84%, 04/25/29(a)(b)		1,000	971,478
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 5.07%, 04/20/30(a)(b)		1,000	906,902
Madison Park Funding XXXI Ltd.(a)(b):
Series 2018-31A, Class B, (LIBOR USD 3 Month + 1.70%), 4.48%, 01/23/31		500	494,951
Series 2018-31A, Class C, (LIBOR USD 3 Month + 2.15%), 4.93%, 01/23/31(d)		250	250,000
Series 2018-31A, Class D, (LIBOR USD 3 Month + 3.00%), 5.78%, 01/23/31		500	464,199
Series 2018-31A, Class E, (LIBOR USD 3 Month + 5.60%), 8.38%, 01/23/31		250	220,333
Mill Creek II CLO Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.75%), 10.22%, 04/20/28(a)(b)		1,000	999,935
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.12%, 04/22/29(a)(b)		1,500	1,433,135
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A, Class BR2, (LIBOR USD 3 Month + 2.15%), 4.64%, 10/21/30		1,500	1,407,179
Series 2014-18A, Class CR2, (LIBOR USD 3 Month + 3.00%), 5.49%, 10/21/30		3,250	3,025,871
Series 2014-18A, Class DR2, (LIBOR USD 3 Month + 5.92%), 8.41%, 10/21/30		1,000	902,108
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class D, (LIBOR USD 3 Month + 2.50%), 4.94%, 01/15/28(a)(b)		1,000	934,575
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class DR, (LIBOR USD 3 Month + 2.40%), 4.87%, 04/20/27(a)(b)		1,000	929,876
Neuberger Berman CLO XXII Ltd.(a)(b):
Series 2016-22A, Class BR, (LIBOR USD 3 Month + 1.65%), 4.10%, 10/17/30		400	389,910
Series 2016-22A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/30		1,250	1,173,199
Series 2016-22A, Class DR, (LIBOR USD 3 Month + 3.10%), 5.55%, 10/17/30		3,750	3,502,419
Neuberger Berman CLO XXIII Ltd.(a)(b):
Series 2016-23A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.60%, 10/17/27		1,400	1,346,127
Series 2016-23A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.35%, 10/17/27		280	257,380

4

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.60%), 5.04%, 01/15/30(a)(b)	USD	1,000	$912,063
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class D, (LIBOR USD 3 Month + 2.85%), 5.32%, 04/20/30(a)(b)		1,500	1,387,559
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.38%, 07/23/30(a)(b)		1,250	1,158,239
Oak Hill Credit Partners X-R Ltd.(a)(b):
Series 2014-10RA, Class B, (LIBOR USD 3 Month + 1.75%), 4.53%, 12/12/30		4,750	4,628,840
Series 2014-10RA, Class C, (LIBOR USD 3 Month + 2.20%), 4.98%, 12/12/30		1,522	1,427,624
OCP Euro CLO DAC(a):
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	1,347	1,417,663
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		900	908,118
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(a)		1,700	1,831,381
OCT26(a):
Series 2016-1, Class AR, (LIBOR USD 3 Month + 1.80%), 4.24%, 04/20/31	USD	1,000	912,992
Series 2016-1, Class AR, (LIBOR USD 3 Month + 2.85%), 5.29%, 04/20/31		1,000	918,328
Series 2016-1, Class AR, (LIBOR USD 3 Month + 5.40%), 7.84%, 04/20/31		2,500	2,173,684
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.77%, 07/20/30(a)(b)		1,000	933,420
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.64%, 07/15/29(a)(b)		2,500	2,317,217
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.75%), 5.22%, 01/20/31(a)(b)		1,750	1,611,501
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class C2, (LIBOR USD 3 Month + 1.75%), 4.22%, 01/20/30(a)(b)		522	479,878
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.07%, 01/20/31(a)(b)		850	775,450
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.11%, 07/25/30(a)(b)		300	279,242
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, (LIBOR USD 3 Month + 5.75%), 8.21%, 10/20/30(a)(b)		300	266,190
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.19%, 07/17/30(a)(b)		250	230,281
Octagon Investment Partners XVII Ltd.(a)(b):
Series 2013-1A, Class CR2, (LIBOR USD 3 Month + 1.70%), 4.19%, 01/25/31		1,850	1,694,020
Series 2013-1A, Class DR2, (LIBOR USD 3 Month + 2.50%), 4.99%, 01/25/31		1,000	904,932
Series 2013-1A, Class ER2, (LIBOR USD 3 Month + 5.15%), 7.64%, 01/25/31		1,000	853,807
Octagon Investment Partners XXII Ltd.(a)(b):
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 1.90%), 4.37%, 01/22/30		1,000	929,074

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.75%), 5.22%, 01/22/30	USD	1,750	$1,611,801
Series 2014-1A, Class ERR, (LIBOR USD 3 Month + 5.45%), 7.92%, 01/22/30		453	394,154
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.70%), 4.34%, 11/18/31(a)(b)(d)		1,250	1,223,375
OHA Credit Partners XI Ltd.(a)(b):
Series 2015-11A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.45%, 01/20/32		534	494,587
Series 2015-11A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.25%, 01/20/32		2,250	2,227,563
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.67%, 10/22/30(a)(b)		3,000	2,869,762
OZLM Funding Ltd., Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 6.07%, 07/22/29(a)(b)		1,000	969,974
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class A2AS, (LIBOR USD 3 Month + 1.75%), 4.20%, 04/17/31		1,500	1,446,748
Series 2014-6A, Class B1S, (LIBOR USD 3 Month + 2.10%), 4.55%, 04/17/31		3,000	2,863,565
Series 2014-6A, Class CS, (LIBOR USD 3 Month + 3.13%), 5.58%, 04/17/31		2,000	1,886,908
OZLM XI Ltd., Series 2015-11A, Class CR, (LIBOR USD 3 Month + 3.60%), 6.12%, 10/30/30(a)(b)		5,750	5,589,250
OZLM XIX Ltd., Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.54%, 11/22/30(a)(b)		1,250	1,175,897
OZLM XX Ltd.(a)(b):
Series 2018-20A, Class B, (LIBOR USD 3 Month + 1.95%), 4.42%, 04/20/31		1,550	1,470,603
Series 2018-20A, Class C, (LIBOR USD 3 Month + 2.95%), 5.42%, 04/20/31		1,550	1,438,712
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(a)	EUR	990	1,135,235
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		807	839,231
OZLME III DAC, Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(a)		1,000	1,034,912
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.75%), 4.20%, 10/17/31	USD	250	244,798
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.65%, 10/17/31		332	312,578
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 5.65%, 10/17/31		332	313,622
Series 2013-2A, Class DRR, (LIBOR USD 3 Month + 5.85%), 8.30%, 10/17/31		306	265,993
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.65%), 5.10%, 01/17/31		1,825	1,669,378
Series 2014-1A, Class DR2, (LIBOR USD 3 Month + 5.70%), 8.15%, 01/17/31		1,500	1,301,993
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 2.55%), 5.19%, 05/21/29		1,500	1,472,969
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.50%), 6.14%, 05/21/29		1,000	970,303
Series 2018-2A, Class D, (LIBOR USD 3 Month + 5.60%), 7.86%, 07/16/31		1,000	879,627

5

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.48%, 08/23/31(a)(b)	USD	1,050	$1,028,151
Regatta VII Funding Ltd.(a)(b)(d):
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 4.79%, 12/20/28		750	750,000
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.75%), 5.54%, 12/20/28		2,000	2,000,000
Rockford Tower CLO Ltd.(a)(b):
Series 2017-3A, Class D, (LIBOR USD 3 Month + 2.65%), 5.12%, 10/20/30		1,000	923,767
Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.72%), 4.36%, 05/20/31		1,000	968,679
Series 2018-1A, Class D, (LIBOR USD 3 Month + 3.00%), 5.64%, 05/20/31		1,500	1,417,204
Series 2018-1A, Class E, (LIBOR USD 3 Month + 5.85%), 8.49%, 05/20/31		1,000	897,118
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.80%), 4.23%, 10/20/31		500	485,680
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.63%, 10/20/31		750	722,270
Series 2018-2A, Class D, (LIBOR USD 3 Month + 3.10%), 5.53%, 10/20/31		1,000	945,919
RR Ltd., Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 4.68%, 10/15/31(a)(b)		1,000	943,857
Seneca Park CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 07/17/26(b)(c)		2,500	379,250
Sound Point CLO III-R Ltd., Series 2013-2RA, Class C, (LIBOR USD 3 Month + 1.90%), 4.34%, 04/15/29(a)(b)		1,500	1,433,217
Sound Point CLO XII Ltd., Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.25%), 6.72%, 10/20/28(a)(b)		1,000	999,964
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 5.04%, 01/15/30(a)(b)		2,500	2,278,252
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 6.48%, 01/23/28(a)(b)		1,000	975,237
TIAA CLO IV Ltd., Series 2018-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 4.49%, 01/20/32(a)(b)		2,000	1,928,510
TICP CLO XI Ltd.(a)(b):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.59%, 10/20/31		1,814	1,738,705
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.49%, 10/20/31		1,150	1,085,714
Series 2018-11A, Class E, (LIBOR USD 3 Month + 6.00%), 8.44%, 10/20/31		250	237,649
TICP CLO XII Ltd.(a)(b):
Series 2018-12A, Class C, (LIBOR USD 3 Month + 2.00%), 4.79%, 01/15/31		1,500	1,467,587
Series 2018-12A, Class D, (LIBOR USD 3 Month + 2.80%), 5.59%, 01/15/31(d)		4,500	4,455,000
Treman Park CLO Ltd.(a)(b):
Series 2015-1A, Class C3RR, (LIBOR USD 3 Month + 2.00%), 4.46%, 10/20/28		250	240,514
Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.11%, 10/20/28		1,800	1,694,836
TRESTLES CLO II Ltd.(a)(b):
Series 2018-2A, Class A2, (LIBOR USD 3 Month + 1.67%), 4.00%, 07/25/31		2,000	1,932,801
Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.90%), 4.23%, 07/25/31		1,250	1,184,423

Security	Par (000)		Value

Asset-Backed Securities (continued)
TRESTLES CLO II Ltd.(a)(b) (continued)
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.90%), 5.23%, 07/25/31	USD	1,000	$940,583
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	2,515	3,484,913
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (LIBOR USD 3 Month + 4.25%), 6.72%, 01/20/29(a)(b)	USD	3,300	3,311,532
Vibrant CLO VII Ltd., Series 2017-7A, Class D, (LIBOR USD 3 Month + 6.60%), 9.07%, 09/15/30(a)(b)		1,000	922,785
Voya CLO Ltd.(a)(b):
Series 2014-1A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.34%, 04/18/31		2,000	1,853,982
Series 2014-1A, Class CR2, (LIBOR USD 3 Month + 2.80%), 5.24%, 04/18/31		1,000	922,820
Series 2014-2A, Class A2AR, (LIBOR USD 3 Month + 1.65%), 4.10%, 04/17/30		750	735,999
Series 2014-4A, Class BR2, (LIBOR USD 3 Month + 2.09%), 4.53%, 07/14/31		1,468	1,369,221
Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.33%), 5.78%, 04/17/30		500	478,567
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.02%), 8.46%, 06/07/30		600	540,466
Series 2018-2A, Class E, (LIBOR USD 3 Month + 5.25%), 7.62%, 07/15/31		1,250	1,084,814
Webster Park CLO Ltd.(a)(b):
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.90%), 5.37%, 07/20/30		1,000	920,290
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 5.50%), 7.97%, 07/20/30		750	656,647
Westcott Park CLO Ltd.(a)(b):
Series 2016-1A, Class D, (LIBOR USD 3 Month + 4.35%), 6.82%, 07/20/28		1,250	1,262,641
Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.20%), 9.67%, 07/20/28		1,000	972,928
York CLO 1 Ltd.(a)(b):
Series 2014-1A, Class BRR, (LIBOR USD 3 Month + 1.65%), 3.82%, 10/22/29		950	931,400
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.27%, 10/22/29		1,500	1,435,813
York CLO-2 Ltd.(a)(b):
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.92%, 01/22/31		500	476,278
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.32%, 01/22/31		1,000	937,778
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.07%, 10/20/29		3,000	2,913,468
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.87%, 10/20/29		2,250	2,091,353
York CLO-5 Ltd., Series 2018-1A, Class E, (LIBOR USD 3 Month + 6.01%), 8.44%, 10/22/31(a)(b)		250	225,461

Total Asset-Backed Securities — 3.2% (Cost: $441,678,806)			416,171,288

6

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks — 1.6%

Auto Components — 0.1%
UCI International, Inc.(d)(e)		1,260,653	$18,909,795

Chemicals — 0.4%
Platform Specialty Products Corp.(e)		4,529,211	46,786,750

Commercial Services & Supplies — 0.0%
FreedomPay, Inc.(d)(e)		314,534	3

Containers & Packaging — 0.2%
Crown Holdings, Inc.(e)		748,049	31,096,397

Diversified Financial Services — 0.0%
Adelphia Recovery Trust(e)		1,470,374	305

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		464,262	15,000,305

Hotels, Restaurants & Leisure — 0.5%
Star Group, Inc. (The)(e)		4,035,357	66,625,364

Media — 0.1%
Altice USA, Inc., Class A		878,824	14,518,172

Metals & Mining — 0.1%
Constellium NV, Class A(e)		2,522,574	17,632,792

Oil, Gas & Consumable Fuels — 0.1%(e)
KCAD Holdings I Ltd.(d)		4,067,849,248	4,352,599
Osum Oil Sands Corp.(d)(f)		1,600,000	1,968,942

			6,321,541

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(e)		1,369	6,804

Total Common Stocks — 1.6% (Cost: $296,698,985)			216,898,228

	Par (000)

Corporate Bonds — 73.6%

Aerospace & Defense — 2.0%
Arconic, Inc., 5.13%, 10/01/24	USD	16,647	15,981,286
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		12,134	11,496,844
Bombardier, Inc.(b):
7.75%, 03/15/20		3,784	3,840,760
8.75%, 12/01/21		37,251	38,368,530
5.75%, 03/15/22		4,372	4,076,890
6.13%, 01/15/23		37,415	35,076,563
7.50%, 12/01/24		49,948	47,075,990
7.50%, 03/15/25		44,830	42,252,275
7.45%, 05/01/34		5,773	5,152,402

	Par (000)		Value

Aerospace & Defense (continued)
BWX Technologies, Inc., 5.38%, 07/15/26(b)	USD	8,089	$7,783,236
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		12,092	12,303,610
Leonardo US Holdings, Inc., 6.25%, 01/15/40(b)		177	164,610
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		6,010	6,040,050
TransDigm UK Holdings plc, 6.88%, 05/15/26(b)		27,669	26,354,722
TransDigm, Inc.:
6.00%, 07/15/22		7,949	7,829,765
6.50%, 07/15/24		3,535	3,437,788
6.38%, 06/15/26		3,061	2,846,730

			270,082,051

Auto Components — 0.3%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	4,695	4,316,767
Federal-Mogul LLC, 5.00%, 07/15/24		1,550	1,813,473
GKN Holdings Ltd., 3.38%, 05/12/32	GBP	2,600	3,124,892
Icahn Enterprises LP:
6.75%, 02/01/24	USD	6,109	6,047,910
6.38%, 12/15/25		10,847	10,440,237
IHO Verwaltungs GmbH(g):
2.75% (2.75% Cash or 3.50% PIK), 09/15/21	EUR	3,138	3,558,880
3.25% (3.25% Cash or 4.00% PIK), 09/15/23		3,747	4,183,063
3.75% (3.75% Cash or 4.50% PIK), 09/15/26		1,640	1,799,138
LKQ Italia Bondco SpA, 3.88%, 04/01/24		1,889	2,207,608

			37,491,968

Automobiles — 0.2%
Tesla, Inc., 5.30%, 08/15/25(b)	USD	19,069	16,566,194
Volvo Car AB, 2.00%, 01/24/25	EUR	3,100	3,321,844

			19,888,038

Banks — 1.8%
ABN AMRO Bank NV(a)(h):
(EUR Swap Annual 5 Year + 5.45%), 5.75%		2,700	3,154,158
(EUR Swap Annual 5 Year + 3.90%), 4.75%		3,200	3,189,460
Allied Irish Banks plc(a):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(h)		1,800	2,143,297
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		7,056	8,216,107
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 9.18%), 8.88%(a)(h)		2,200	2,730,116
Banco BPM SpA:
2.75%, 07/27/20		3,036	3,512,691
1.75%, 04/24/23		2,390	2,592,958
Banco de Sabadell SA, (EUR Swap Annual 5 Year + 6.41%), 6.50%(a)(h)		200	211,682
Banco Espirito Santo SA(e)(i):
2.63%, 05/08/17		10,400	3,515,161
4.75%, 01/15/18		12,300	4,051,658
4.00%, 01/21/19		12,000	3,849,720
Banco Santander SA(a)(h):
(EUR Swap Annual 5 Year + 5.41%), 6.25%		4,000	4,356,692
(EUR Swap Annual 5 Year + 6.80%), 6.75%		3,100	3,609,045
(EUR Swap Annual 5 Year + 4.10%), 4.75%		1,400	1,274,225
Bank of Ireland, (EUR Swap Annual 5 Year + 6.96%), 7.38%(a)(h)		1,636	1,954,388
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(a)	GBP	810	961,362
Bankia SA(a):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(h)	EUR	3,400	3,671,011
(EUR Swap Annual 5 Year + 6.22%), 6.37%(h)		1,200	1,297,562

7

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Banco Santander SA(a)(h) (continued)
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27	EUR	600	$686,351
Barclays plc:
4.38%, 09/11/24	USD	28,717	27,110,459
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(a)	EUR	1,300	1,469,966
5.20%, 05/12/26	USD	7,800	7,476,939
BNP Paribas SA, (EUR Swap Annual 5 Year + 5.23%), 6.12%(a)(h)	EUR	2,380	2,829,143
CaixaBank SA(a)(h):
(EUR Swap Annual 5 Year + 6.50%), 6.75%		1,000	1,156,252
(EUR Swap Annual 5 Year + 4.50%), 5.25%		2,200	2,142,341
CIT Group, Inc.:
5.00%, 08/01/23	USD	2,007	1,966,860
5.25%, 03/07/25		6,079	5,942,223
6.13%, 03/09/28		4,812	4,787,940
6.00%, 04/01/36		20,937	19,157,355
Cooperatieve Rabobank UA(a)(h):
(EUR Swap Annual 5 Year + 5.25%), 5.50%	EUR	2,100	2,463,219
(EUR Swap Annual 5 Year + 6.70%), 6.62%		3,400	4,228,853
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(a)(h)		4,637	5,412,618
Danske Bank A/S, (EUR Swap Annual 6 Year + 4.64%), 5.75%(a)(h)		1,111	1,248,717
Erste Group Bank AG(a)(h):
(EUR Swap Annual 5 Year + 9.02%), 8.88%		2,200	2,823,128
(EUR Swap Annual 5 Year + 6.20%), 6.50%		1,600	1,867,572
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.75%(a)(h)	USD	3,315	2,239,747
HSBC Holdings plc(a)(h):
(EUR Swap Annual 5 Year + 4.38%), 5.25%	EUR	700	796,010
(USD Swap Rate 5 Year + 3.45%), 6.25%	USD	14,711	13,791,563
(USD Swap Rate 5 Year + 4.37%), 6.37%		1,750	1,680,000
(USD Swap Rate 5 Year + 3.75%), 6.00%		24,053	21,659,245
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(a)(h)	EUR	3,761	4,359,195
2.13%, 08/30/23		1,500	1,725,001
6.63%, 09/13/23		1,730	2,247,478
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(h)		1,380	1,653,779
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 3.00%(a)(h)	USD	1,790	1,324,600
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.62%(a)(h)		6,571	6,800,985
Societe Generale SA, (USD Swap Semi 5 Year + 6.24%), 7.38%(a)(b)(h)		1,100	1,071,125
Swedbank AB, (USD Swap Semi 5 Year + 4.11%), 6.00%(a)(h)		200	190,500
UBS Group Funding Switzerland AG(a)(h):
(EUR Swap Annual 5 Year + 5.29%), 5.75%	EUR	5,238	6,359,292
(USD Swap Semi 5 Year + 2.43%), 5.00%	USD	3,150	2,618,501
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(a)(h)	EUR	900	982,194
(EUR Swap Annual 5 Year + 9.30%), 9.25%(a)(h)		3,317	4,094,988
6.95%, 10/31/22		2,731	3,501,856
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(a)		9,034	10,669,279
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(a)		4,893	5,602,993

			240,429,560

Security	Par (000)		Value
Building Products — 0.4%(b)
CPG Merger Sub LLC, 8.00%, 10/01/21	USD	17,725	$17,193,250
Jeld-Wen, Inc.:
4.63%, 12/15/25		7,385	6,461,875
4.88%, 12/15/27		96	81,120
Masonite International Corp., 5.75%, 09/15/26		7,910	7,455,175
NCI Building Systems, Inc., 8.00%, 04/15/26		3,106	2,841,990
PGT Escrow Issuer, Inc., 6.75%, 08/01/26		5,247	5,168,295
Standard Industries, Inc.:
5.38%, 11/15/24		1,867	1,752,646
6.00%, 10/15/25		3,671	3,520,856
USG Corp., 4.88%, 06/01/27		6,651	6,700,883

			51,176,090

Capital Markets — 1.6%
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		133,548	133,891,889
6.00%, 08/18/21		21,762	21,793,146
Credit Suisse Group AG(a)(h):
(USD Swap Semi 5 Year + 4.60%), 7.50%(b)		6,910	6,737,250
(USD Swap Semi 5 Year + 4.60%), 7.50%		1,400	1,423,100
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 05/15/22(b)(g)		9,267	8,849,985
FS Energy & Power Fund, 7.50%, 08/15/23(b)		9,599	9,119,050
Lehman Brothers Holdings Capital Trust VII Escrow Bonds(e)(i):
5.38%, 10/17/12	EUR	4,550	109,476
4.75%, 01/16/14		14,545	349,964
0.00%, 02/05/14(j)		22,800	548,585
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(b)	USD	4,662	4,603,725
LPL Holdings, Inc., 5.75%, 09/15/25(b)		3,817	3,578,437
MSCI, Inc., 5.25%, 11/15/24(b)		3,226	3,209,870
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		14,000	13,922,300

			208,136,777

Chemicals — 2.7%
Alpha 2 BV, 8.75% (8.75% Cash or 9.50% PIK), 06/01/23(b)(g)		12,936	12,386,220
Alpha 3 BV, 6.25%, 02/01/25(b)		44,135	41,486,900
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		15,107	14,276,115
Blue Cube Spinco LLC:
9.75%, 10/15/23		14,584	16,042,400
10.00%, 10/15/25		28,093	31,745,090
Chemours Co. (The):
6.63%, 05/15/23		3,066	3,096,660
7.00%, 05/15/25		1,378	1,388,335
4.00%, 05/15/26	EUR	7,712	8,349,601
5.38%, 05/15/27	USD	7,399	6,659,100
Gates Global LLC, 6.00%, 07/15/22(b)		24,075	23,593,500
GCB MPM Escrow LLC, 8.88%, 10/15/20(d)		22,758	3
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		7,477	7,290,075
Hexion, Inc., 10.38%, 02/01/22(b)		3,858	3,076,755
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	1,761	1,972,268
Koppers, Inc., 6.00%, 02/15/25(b)	USD	5,708	5,023,040
Momentive Performance Materials, Inc., 3.88%, 10/24/21		8,937	9,473,220
Monitchem HoldCo 3 SA, 5.25%, 06/15/21	EUR	525	584,977
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	6,350	5,730,875
OCI NV, 5.00%, 04/15/23	EUR	2,014	2,351,799
Olin Corp., 5.13%, 09/15/27	USD	3,322	3,056,240
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		58,611	58,611,000
5.88%, 12/01/25		49,653	46,425,555

8

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
PQ Corp.(b):
6.75%, 11/15/22	USD	14,879	$15,325,370
5.75%, 12/15/25		22,206	20,540,550
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	4,069	4,766,953
Solvay Finance SA(a)(h):
(EUR Swap Annual 5 Year + 4.89%), 5.12%		5,977	7,213,976
(EUR Swap Annual 5 Year + 3.70%), 5.42%		141	172,455
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(a)(h)		700	800,955

			351,439,987

Commercial Services & Supplies — 1.8%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	159	206,522
4.88%, 07/31/24		1,900	2,302,121
ADT Corp. (The):
6.25%, 10/15/21	USD	944	956,980
3.50%, 07/15/22		12,218	11,301,650
4.13%, 06/15/23		3,171	2,901,465
4.88%, 07/15/32(b)		19,021	14,075,540
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		3,233	3,160,257
Algeco Global Finance plc:
6.50%, 02/15/23	EUR	5,000	5,594,411
8.00%, 02/15/23(b)	USD	17,041	15,890,732
APX Group, Inc.:
8.75%, 12/01/20		13,915	13,254,037
7.88%, 12/01/22		3,717	3,512,565
Aramark Services, Inc.(b):
5.00%, 04/01/25		171	167,153
5.00%, 02/01/28		16,224	15,128,880
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	2,070	2,235,268
GFL Environmental, Inc., 5.38%, 03/01/23(b)	USD	5,490	4,803,750
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		7,544	6,874,470
Hulk Finance Corp., 7.00%, 06/01/26(b)		4,489	3,916,653
Intrum AB:
2.75%, 07/15/22	EUR	3,507	3,694,419
3.13%, 07/15/24		593	597,681
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	3,064	2,765,260
Matthews International Corp., 5.25%, 12/01/25(b)		615	571,950
Mobile Mini, Inc., 5.88%, 07/01/24		29,388	28,800,240
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		3,809	3,561,415
Nielsen Finance LLC, 5.00%, 04/15/22(b)		15,801	15,089,955
Paprec Holding SA, 4.00%, 03/31/25	EUR	1,406	1,358,815
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)	USD	49,619	51,169,594
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		4,298	4,169,060
SPIE SA, 3.13%, 03/22/24	EUR	1,000	1,101,982
Tervita Escrow Corp., 7.63%, 12/01/21(b)	USD	13,998	13,333,095
Verisure Holding AB, 3.50%, 05/15/23	EUR	2,722	3,056,981
Verisure Midholding AB,
5.75%, 12/01/23		4,870	5,368,602
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	1,335	1,228,200

			242,149,703

Communications Equipment — 0.2%
CommScope, Inc., 5.50%, 06/15/24(b)		5,018	4,591,470
Nokia OYJ, 6.63%, 05/15/39		24,383	24,748,745

			29,340,215

Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		7,109	6,060,422

Security	Par (000)		Value

Construction & Engineering (continued)
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22	USD	11,516	$11,228,100
6.25%, 03/15/26		3,630	3,303,300
Tutor Perini Corp., 6.88%, 05/01/25(b)		4,135	3,845,550
Weekley Homes LLC, 6.63%, 08/15/25		1,466	1,345,055

			25,782,427

Consumer Finance — 1.3%
Ally Financial, Inc., 8.00%, 11/01/31		96,915	107,575,650
Lincoln Finance Ltd., 6.88%, 04/15/21	EUR	900	1,051,798
Mulhacen Pte. Ltd., 6.50% (6.50% Cash or 7.25% PIK), 08/01/23(g)		7,865	8,470,644
Navient Corp.:
5.00%, 10/26/20	USD	3,737	3,578,177
6.63%, 07/26/21		5,677	5,478,305
6.50%, 06/15/22		1,229	1,146,043
5.50%, 01/25/23		10,693	9,356,375
7.25%, 09/25/23		6,192	5,681,160
5.88%, 10/25/24		3,235	2,701,225
6.75%, 06/25/25		2,087	1,779,168
6.75%, 06/15/26		2,059	1,708,970
5.63%, 08/01/33		9,044	5,969,040
Springleaf Finance Corp.:
5.63%, 03/15/23		1,727	1,593,158
6.88%, 03/15/25		12,434	11,128,430
7.13%, 03/15/26		5,026	4,485,705

			171,703,848

Containers & Packaging — 1.5%
Ardagh Packaging Finance plc:
4.13%, 05/15/23	EUR	694	807,499
4.63%, 05/15/23(b)	USD	38,250	36,528,750
6.75%, 05/15/24	EUR	3,250	3,893,488
7.25%, 05/15/24(b)	USD	40,213	40,112,467
4.75%, 07/15/27(b)	GBP	4,000	4,613,848
4.75%, 07/15/27		2,872	3,312,743
BWAY Holding Co.:
4.75%, 04/15/24	EUR	3,060	3,432,124
5.50%, 04/15/24(b)	USD	41,667	39,166,980
Crown Americas LLC:
4.75%, 02/01/26(b)		16,112	15,185,560
4.25%, 09/30/26		13,082	11,741,095
Crown European Holdings SA, 3.38%, 05/15/25	EUR	1,795	2,068,652
Guala Closures SpA, (EURIBOR 3 Month + 3.50%), 3.50%, 04/15/24(a)		1,232	1,393,976
Horizon Parent Holdings SARL, 8.25% (8.25% Cash or 9.00% PIK), 02/15/22(g)		1,838	2,128,000
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)	USD	4,246	4,192,925
OI European Group BV, 4.00%, 03/15/23(b)		2,304	2,154,240
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23		542	516,255
7.00%, 07/15/24		18,675	17,787,937
Sealed Air Corp.:
4.50%, 09/15/23	EUR	1,026	1,262,765
6.88%, 07/15/33(b)	USD	158	157,605
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	2,085	2,379,811

			192,836,720

Distributors — 0.2%
American Builders & Contractors Supply Co., Inc.(b):
5.75%, 12/15/23	USD	175	173,250
5.88%, 05/15/26		8,393	7,952,368

9

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Distributors (continued)
Autodis SA:
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(a)	EUR	2,120	$2,356,242
4.38%, 05/01/22		1,300	1,424,310
Core & Main LP, 6.13%, 08/15/25(b)	USD	13,018	11,455,840

			23,362,010

Diversified Consumer Services — 0.2%(b)
frontdoor, Inc., 6.75%, 08/15/26		14,582	13,852,900
Graham Holdings Co., 5.75%, 06/01/26		4,982	4,994,455
Laureate Education, Inc., 8.25%, 05/01/25		5,508	5,659,470
ServiceMaster Co. LLC (The), 5.13%, 11/15/24		8,261	7,806,645

			32,313,470

Diversified Financial Services — 1.3%
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	2,200	2,496,788
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(a)	EUR	2,223	2,318,536
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(a)		654	704,152
Banca IFIS SpA:
2.00%, 04/24/23		770	806,160
(EUR Swap Annual 5 Year + 4.25%), 4.50%, 10/17/27(a)		2,591	2,417,065
Cabot Financial Luxembourg SA, 6.50%, 04/01/21	GBP	800	998,471
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	2,130	2,153,939
(EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(a)		1,650	1,559,728
HBOS Capital Funding LP, 6.85%(h)	USD	6,050	6,027,433
Jefferies Finance LLC(b):
7.38%, 04/01/20		8,320	8,299,200
6.88%, 04/15/22		18,484	17,975,690
LHC3 plc, 4.12% (4.12% Cash or 9.00% PIK), 08/15/24(g)	EUR	3,728	4,067,215
Nexi Capital SpA:
(EURIBOR 3 Month + 3.63%), 3.63%, 05/01/23(a)		1,318	1,491,222
4.13%, 11/01/23		751	849,754
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26		4,497	5,010,746
4.50%, 05/15/26(b)		20,132	22,431,917
6.25%, 05/15/26(b)	USD	8,880	8,569,200
6.88%, 11/15/26	EUR	1,808	1,910,973
8.25%, 11/15/26(b)	USD	29,586	27,034,208
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		20,860	19,295,500
Travelport Corporate Finance plc, 6.00%, 03/15/26(b)		8,349	8,432,490
Vantiv LLC, 3.88%, 11/15/25(b)	GBP	2,525	3,014,868
Verscend Escrow Corp., 9.75%, 08/15/26(b)	USD	30,115	28,308,100

			176,173,355

Diversified Telecommunication Services — 5.1%
Altice France SA(b):
7.38%, 05/01/26		59,562	54,648,135
8.13%, 02/01/27		36,743	34,630,277
Arqiva Broadcast Finance plc, 6.75%, 09/30/23	GBP	702	894,769
CCO Holdings LLC(b):
4.00%, 03/01/23	USD	13,514	12,601,805
5.13%, 05/01/23		11,243	10,933,818
5.75%, 02/15/26		26	25,480
5.13%, 05/01/27		65,273	60,795,272

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
CCO Holidings LLC(b) (continued)
5.00%, 02/01/28	USD	46,476	$42,757,920
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		7,656	7,636,860
Series W, 6.75%, 12/01/23		41	39,514
Series P, 7.60%, 09/15/39		2,274	1,796,460
Series U, 7.65%, 03/15/42		26,040	20,506,500
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24		7,775	6,414,375
8.00%, 10/15/25		12,879	10,625,175
DKT Finance ApS, 7.00%, 06/17/23	EUR	3,997	4,826,401
eircom Finance DAC, 4.50%, 05/31/22		2,145	2,488,354
Embarq Corp., 8.00%, 06/01/36	USD	20,503	18,555,215
Frontier Communications Corp.:
10.50%, 09/15/22		5,608	3,897,560
11.00%, 09/15/25		62,366	38,819,717
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		34,855	30,323,850
8.50%, 10/15/24(b)		36,587	35,489,390
9.75%, 07/15/25(b)		39,610	39,720,908
Koninklijke KPN NV, (GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73(a)	GBP	1,995	2,644,540
Level 3 Financing, Inc.:
5.63%, 02/01/23	USD	9,342	9,178,515
5.38%, 01/15/24		14,788	14,085,570
5.38%, 05/01/25		10,237	9,597,187
5.25%, 03/15/26		26,879	24,594,285
Level 3 Parent LLC, 5.75%, 12/01/22		5,014	4,926,255
OTE plc, 3.50%, 07/09/20	EUR	1,519	1,792,397
Qualitytech LP, 4.75%, 11/15/25(b)	USD	7,151	6,686,185
Qwest Corp., 6.75%, 12/01/21		7,861	8,037,506
Sprint Capital Corp., 8.75%, 03/15/32		29,028	30,624,540
TDC A/S, 3.75%, 03/02/22	EUR	1,990	2,508,047
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	13,232	11,943,600
6.00%, 09/30/34		11,289	9,764,985
7.72%, 06/04/38		1,011	1,004,055
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	961	1,373,373
Telecom Italia SpA:
1.13%, 03/26/22(k)		3,200	3,443,864
5.88%, 05/19/23	GBP	6,050	8,025,983
2.88%, 01/28/26	EUR	2,180	2,373,023
Telesat Canada, 8.88%, 11/15/24(b)	USD	12,553	13,055,120
Virgin Media Finance plc:
6.00%, 10/15/24(b)		800	768,400
6.38%, 10/15/24	GBP	1,810	2,317,869
4.50%, 01/15/25	EUR	2,223	2,511,344
5.75%, 01/15/25(b)	USD	35,267	33,152,038
Virgin Media Secured Finance plc:
5.13%, 01/15/25	GBP	2,125	2,680,085
5.50%, 01/15/25		4,819	6,092,653
5.25%, 01/15/26(b)	USD	9,682	8,871,132
4.88%, 01/15/27	GBP	6,098	7,286,729
6.25%, 03/28/29		100	127,556

			667,894,591

Electric Utilities — 0.1%
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	3,926	4,240,287
Enel SpA, (GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75(a)	GBP	950	1,277,737
Gas Natural Fenosa Finance BV(a)(h):
(EUR Swap Annual 8 Year + 3.35%), 4.13%	EUR	2,500	2,925,311
(EUR Swap Annual 9 Year + 3.08%), 3.38%		2,800	3,103,837

10

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)	USD	5,187	$4,797,975

			16,345,147

Electrical Equipment — 0.3%
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	3,418	3,661,622
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(b)	USD	2,871	2,634,143
Orano SA, 4.88%, 09/23/24	EUR	2,600	2,941,308
Sensata Technologies BV, 5.00%, 10/01/25(b)	USD	6,540	6,147,600
Vertiv Group Corp., 9.25%, 10/15/24(b)		27,690	25,474,800

			40,859,473

Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc., 4.13%, 10/15/26	EUR	1,000	1,121,025
CDW LLC, 5.50%, 12/01/24	USD	20,429	20,173,637
Itron, Inc., 5.00%, 01/15/26(b)		1,213	1,109,895

			22,404,557

Energy Equipment & Services — 2.4%
Apergy Corp., 6.38%, 05/01/26		4,969	4,819,930
Calfrac Holdings LP, 8.50%, 06/15/26(b)		5,665	4,022,150
CSI Compressco LP, 7.50%, 04/01/25(b)		16,153	15,022,290
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		4,199	3,485,170
5.70%, 10/15/39		1,665	1,015,650
4.88%, 11/01/43		14,744	8,182,920
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(k)		11,539	7,630,325
Ensco plc:
4.50%, 10/01/24		3,057	1,987,050
5.20%, 03/15/25		10,401	6,916,665
7.75%, 02/01/26		9,767	7,227,580
5.75%, 10/01/44		6,087	3,401,903
McDermott Technology Americas, Inc., 10.63%, 05/01/24(b)		181	152,719
Nabors Industries, Inc.:
4.63%, 09/15/21		571	512,009
5.50%, 01/15/23		2,496	1,981,127
5.75%, 02/01/25		8,381	6,345,001
Noble Holding International Ltd.:
7.75%, 01/15/24		7,266	5,503,995
7.88%, 02/01/26(b)		43,470	37,058,175
5.25%, 03/15/42		4,600	2,668,000
Oceaneering International, Inc., 4.65%, 11/15/24		2,381	1,880,662
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(b)		30,618	29,240,190
Pioneer Energy Services Corp., 6.13%, 03/15/22		9,402	5,735,220
Precision Drilling Corp., 7.13%, 01/15/26(b)		839	721,540
Rowan Cos., Inc., 4.88%, 06/01/22		16,337	13,478,025
SESI LLC:
7.13%, 12/15/21		3,727	3,167,950
7.75%, 09/15/24		8,034	6,387,030
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		5,867	5,617,653
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		10,718	10,342,870
Transocean, Inc.:
8.47%, 12/15/21		549	544,882
5.80%, 10/15/22		28,465	25,049,200
9.00%, 07/15/23(b)		40,934	40,729,330
7.25%, 11/01/25(b)		11,349	9,902,003
7.50%, 01/15/26(b)		192	168,480
USA Compression Partners LP, 6.88%, 04/01/26(b)		20,814	19,981,440
Vantage Drilling International, 9.25%, 11/15/23(b)		6,656	6,506,240

Security	Par (000)		Value

Energy Equipment & Services (continued)
Weatherford International Ltd.:
5.13%, 09/15/20	USD	10,175	$7,936,500
6.50%, 08/01/36		6,664	3,465,280
5.95%, 04/15/42		11,569	5,885,729

			314,672,883

Entertainment — 0.4%
Ascend Learning LLC, 6.88%, 08/01/25(b)		6,976	6,679,520
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)		890	845,500
Netflix, Inc.:
4.38%, 11/15/26		4,142	3,758,865
5.88%, 11/15/28(b)		23,724	23,052,611
4.63%, 05/15/29	EUR	4,169	4,681,672
WMG Acquisition Corp.:
4.13%, 11/01/24		2,808	3,305,741
5.50%, 04/15/26(b)	USD	5,782	5,521,810

			47,845,719

Equity Real Estate Investment Trusts (REITs) — 1.8%
CoreCivic, Inc., 4.75%, 10/15/27		8,621	7,133,877
CyrusOne LP, 5.38%, 03/15/27		196	190,120
Equinix, Inc.:
2.88%, 03/15/24	EUR	1,751	1,997,682
2.88%, 10/01/25		4,331	4,751,348
5.88%, 01/15/26	USD	21,630	21,792,225
2.88%, 02/01/26	EUR	600	650,465
5.38%, 05/15/27	USD	1,428	1,395,870
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		10,222	9,506,460
GEO Group, Inc. (The):
5.88%, 10/15/24		9,133	8,059,872
6.00%, 04/15/26		1,013	888,908
GLP Capital LP:
5.38%, 11/01/23		910	922,467
5.25%, 06/01/25		5,651	5,610,991
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	2,650	2,972,232
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	1,190	1,261,730
iStar, Inc.:
4.63%, 09/15/20	USD	1,890	1,842,750
6.00%, 04/01/22		852	824,310
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		44,796	44,348,040
4.50%, 09/01/26		12,754	11,542,370
4.50%, 01/15/28		20,559	17,989,125
MPT Operating Partnership LP:
6.38%, 03/01/24		2,047	2,098,175
5.50%, 05/01/24		2,593	2,580,035
5.25%, 08/01/26		506	476,905
5.00%, 10/15/27		24,697	22,582,319
SBA Communications Corp.:
4.00%, 10/01/22		21,023	20,024,408
4.88%, 09/01/24		45,846	43,095,240
VICI Properties 1 LLC, 8.00%, 10/15/23		2,588	2,781,594

			237,319,518

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC, 5.75%, 03/15/25		7,399	6,474,125
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	4,700	5,013,431
4.50%, 03/07/24		2,400	2,500,256
Distribuidora Internacional de Alimentacion SA:
1.00%, 04/28/21		1,800	1,241,543
0.88%, 04/06/23		200	129,465

11

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food & Staples Retailing (continued)
Rite Aid Corp., 6.13%, 04/01/23(b)	USD	4,888	$3,861,520
Tesco plc, 5.00%, 03/24/23	GBP	1,000	1,384,076

			20,604,416

Food Products — 0.8%
B&G Foods, Inc., 5.25%, 04/01/25	USD	143	132,990
Boparan Finance plc:
5.25%, 07/15/19	GBP	790	951,553
5.50%, 07/15/21		1,531	1,401,114
Chobani LLC, 7.50%, 04/15/25(b)	USD	6,372	5,017,950
JBS USA LUX SA(b):
5.88%, 07/15/24		22,110	21,750,712
5.75%, 06/15/25		34,184	32,773,910
6.75%, 02/15/28		18,368	17,863,148
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	1,400	1,577,617
Post Holdings, Inc.(b):
5.50%, 03/01/25	USD	7,710	7,400,135
5.00%, 08/15/26		2,356	2,143,960
5.63%, 01/15/28		3,517	3,235,640
Simmons Foods, Inc., 7.75%, 01/15/24(b)		9,104	9,149,520

			103,398,249

Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)		15,797	15,244,105

Health Care Equipment & Supplies — 1.5%
Avantor, Inc.:
4.75%, 10/01/24	EUR	1,237	1,425,744
6.00%, 10/01/24(b)	USD	65,400	64,255,500
9.00%, 10/01/25(b)		17,732	17,732,000
DJO Finance LLC, 8.13%, 06/15/21(b)		12,479	12,853,370
Hologic, Inc., 4.38%, 10/15/25(b)		2,179	2,026,470
Immucor, Inc., 11.13%, 02/15/22(b)		4,750	4,750,000
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		339	327,135
5.75%, 08/01/22		10,733	9,230,380
5.63%, 10/15/23		4,000	3,040,000
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		71,025	63,922,500
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		13,185	12,624,638
Teleflex, Inc., 4.88%, 06/01/26		2,815	2,688,325

			194,876,062

Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		3,041	2,904,155
5.63%, 02/15/23		8,420	7,977,950
6.50%, 03/01/24		21,266	20,521,690
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		7,268	7,358,850
Centene Corp.:
6.13%, 02/15/24		438	448,402
4.75%, 01/15/25		3,506	3,348,230
Centene Escrow I Corp., 5.38%, 06/01/26(b)		74,896	72,836,360
Community Health Systems, Inc., 8.63%, 01/15/24(b)		19,319	19,077,512
Constantin Investissement 3 SASU, 5.38%, 04/15/25	EUR	366	389,416
DaVita, Inc., 5.00%, 05/01/25	USD	274	248,655
HCA, Inc.:
5.00%, 03/15/24		46,322	45,858,780
5.38%, 02/01/25		3,708	3,615,300
5.25%, 04/15/25		22,516	22,403,420
5.25%, 06/15/26		32,617	32,372,372

Security	Par (000)		Value

Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.38%, 09/01/26	USD	18,142	$17,643,095
4.50%, 02/15/27		5,077	4,797,765
5.63%, 09/01/28		20,931	20,198,415
5.50%, 06/15/47		77,000	72,957,500
inVentiv Group Holdings, Inc., 7.50%, 10/01/24(b)		9,382	9,757,280
MEDNAX, Inc.(b):
5.25%, 12/01/23		3,016	2,955,680
6.25%, 01/15/27		4,115	3,970,975
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		7,414	6,765,275
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		14,861	13,857,883
NVA Holdings, Inc., 6.88%, 04/01/26(b)		636	569,220
Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(b)(g)		50,604	46,157,096
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		6,094	6,154,940
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		6,670	6,653,325
6.75%, 07/01/25		24,674	20,972,900
Synlab Bondco plc, 6.25%, 07/01/22	EUR	600	697,617
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		2,488	2,925,597
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	19,679	16,062,984
Tenet Healthcare Corp.:
7.50%, 01/01/22(b)		14,444	14,660,660
8.13%, 04/01/22		54,121	54,256,303
4.63%, 07/15/24		33,073	30,757,890
6.88%, 11/15/31		7,211	6,057,240
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	1,553	1,602,406
Vizient, Inc., 10.38%, 03/01/24(b)	USD	16,373	17,355,380
WellCare Health Plans, Inc.:
5.25%, 04/01/25		6,433	6,191,763
5.38%, 08/15/26(b)		14,605	14,093,825

			637,434,106

Health Care Technology — 0.1%
IQVIA, Inc.:
3.25%, 03/15/25(b)	EUR	2,838	3,185,143
3.25%, 03/15/25		9,875	11,082,904

			14,268,047

Hotels, Restaurants & Leisure — 3.1%
1011778 BC ULC(b):
4.63%, 01/15/22	USD	1,118	1,081,665
4.25%, 05/15/24		22,080	20,313,600
5.00%, 10/15/25		84,797	78,013,240
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	1,960	2,251,284
Boyd Gaming Corp., 6.00%, 08/15/26	USD	5,015	4,689,025
Boyne USA, Inc., 7.25%, 05/01/25(b)		2,237	2,309,702
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		4,937	4,245,820
Churchill Downs, Inc., 4.75%, 01/15/28(b)		12,146	10,988,486
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(b)		850	721,939
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	2,186	2,662,944
4.88%, 08/28/25		505	601,659
EI Group plc, 6.38%, 02/15/22		388	502,574
Eldorado Resorts, Inc., 6.00%, 09/15/26(b)	USD	4,803	4,538,835
Golden Nugget, Inc., 6.75%, 10/15/24(b)		26,955	25,405,087
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		4,802	4,537,890
5.13%, 05/01/26(b)		25,817	24,784,320

12

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC:
4.63%, 04/01/25	USD	690	$653,775
4.88%, 04/01/27		2,745	2,573,437
International Game Technology plc, 4.75%, 02/15/23	EUR	867	1,055,411
IRB Holding Corp., 6.75%, 02/15/26(b)	USD	2,833	2,478,875
KFC Holding Co.(b):
5.25%, 06/01/26		4,374	4,231,845
4.75%, 06/01/27		2,942	2,736,060
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	4,013	5,167,214
LHMC Finco SARL, 6.25%, 12/20/23	EUR	1,257	1,459,478
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)	USD	19,637	17,932,705
MGM Resorts International:
6.63%, 12/15/21		28,019	28,719,475
7.75%, 03/15/22		17,544	18,662,430
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	3,393	4,290,336
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	7,146	7,110,270
5.25%, 11/15/23		7,027	6,939,162
Scientific Games International, Inc.:
10.00%, 12/01/22		15,219	15,447,285
5.00%, 10/15/25(b)		15,754	14,060,445
3.38%, 02/15/26	EUR	8,200	8,701,318
Sisal Group SpA, 7.00%, 07/31/23		3,904	4,504,194
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)	USD	7,724	7,279,870
Stars Group Holdings BV, 7.00%, 07/15/26(b)		5,791	5,631,748
Station Casinos LLC, 5.00%, 10/01/25(b)		314	284,170
Stonegate Pub Co. Financing plc, (LIBOR GBP 3 Month + 4.38%), 5.28%, 03/15/22(a)	GBP	1,375	1,716,314
Viking Cruises Ltd.(b):
6.25%, 05/15/25	USD	11,708	11,532,380
5.88%, 09/15/27		36,960	34,465,200
Wyndham Destinations, Inc.:
5.40%, 04/01/24		288	274,320
5.75%, 04/01/27		4,705	4,316,838
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		5,049	4,847,040
Wynn Macau Ltd.(b):
4.88%, 10/01/24		4,366	3,945,773
5.50%, 10/01/27		6,837	6,004,185
Yum! Brands, Inc., 5.35%, 11/01/43		718	595,940

			415,265,563

Household Durables — 0.7%
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		10,020	8,767,500
Lennar Corp.:
8.38%, 01/15/21		8,186	8,697,625
6.25%, 12/15/21		1,554	1,581,195
4.88%, 12/15/23		3,645	3,499,200
5.25%, 06/01/26		1,320	1,244,100
4.75%, 11/29/27		13,935	12,576,337
Mattamy Group Corp.(b):
6.88%, 12/15/23		3,699	3,453,941
6.50%, 10/01/25		6,514	5,830,030
MDC Holdings, Inc., 6.00%, 01/15/43		5,758	4,491,240
Meritage Homes Corp., 5.13%, 06/06/27		4,646	3,949,100
PulteGroup, Inc.:
6.38%, 05/15/33		14,254	13,006,775
6.00%, 02/15/35		8,274	7,157,010
Tempur Sealy International, Inc., 5.50%, 06/15/26		1,573	1,435,362
TRI Pointe Group, Inc.:
4.88%, 07/01/21		882	842,310
5.88%, 06/15/24		1,663	1,484,228

Security	Par (000)		Value

Household Durables (continued)
5.25%, 06/01/27	USD	4,706	$3,669,268
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		5,941	5,807,328
6.88%, 08/15/23		6,012	5,771,520

			93,264,069

Independent Power and Renewable Electricity Producers — 1.3%
AES Corp.:
5.50%, 04/15/25		4,918	4,881,115
6.00%, 05/15/26		7,677	7,792,155
5.13%, 09/01/27		21,697	20,829,120
Calpine Corp.:
6.00%, 01/15/22(b)		2,726	2,705,555
5.38%, 01/15/23		33,319	31,236,562
5.88%, 01/15/24(b)		1,309	1,282,820
5.75%, 01/15/25		3,641	3,331,515
5.25%, 06/01/26(b)		39,664	36,193,400
Clearway Energy Operating LLC:
5.38%, 08/15/24		3,805	3,614,750
5.75%, 10/15/25(b)		7,146	6,824,430
NRG Energy, Inc.:
6.63%, 01/15/27		32,634	32,878,755
5.75%, 01/15/28		1,943	1,865,280
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		6,617	6,385,405
Talen Energy Supply LLC, 6.50%, 06/01/25		10,226	7,260,460

			167,081,322

Insurance — 0.9%
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		55,365	54,534,525
AmWINS Group, Inc., 7.75%, 07/01/26(b)		4,987	4,712,715
Ardonagh Midco 3 plc:
8.38%, 07/15/23	GBP	3,491	3,741,959
8.63%, 07/15/23(b)	USD	10,689	9,085,650
Assicurazioni Generali SpA(a):
(LIBOR GBP 3 Month + 2.20%), 6.42%(h)	GBP	850	1,052,262
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	1,600	2,131,084
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		1,267	1,509,906
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(a)(h)		1,700	1,928,252
Caisse Nationale de Reassurance Mutuelle Agricole Groupama:
(EURIBOR 3 Month + 5.77%), 6.37%(a)(h)		1,600	1,911,111
6.00%, 01/23/27		1,200	1,523,846
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(a)(h)		2,000	2,283,480
HUB International Ltd., 7.00%, 05/01/26(b)	USD	27,340	24,674,350
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(a)	EUR	1,700	1,939,518
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(a)(h)		1,670	1,922,763
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)	USD	3,780	3,470,418

			116,421,839

Interactive Media & Services — 0.1%
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		9,009	7,027,020

Internet & Direct Marketing Retail — 0.1%
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	3,699	3,764,847
Uber Technologies, Inc., 7.50%, 11/01/23(b)	USD	6,033	5,836,927

			9,601,774

13

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services — 2.0%
Alliance Data Systems Corp.(b):
5.88%, 11/01/21	USD	5,383	$5,375,464
5.38%, 08/01/22		19,398	18,913,050
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	3,250	3,436,666
9.75%, 09/01/26(b)	USD	63,104	57,740,160
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		3,170	3,011,500
First Data Corp., 5.75%, 01/15/24(b)		104,026	101,425,350
Gartner, Inc., 5.13%, 04/01/25(b)		9,818	9,529,645
InterXion Holding NV, 4.75%, 06/15/25	EUR	5,395	6,322,948
United Group BV:
4.38%, 07/01/22		3,542	4,016,032
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(a)		5,606	6,358,844
4.88%, 07/01/24		3,118	3,500,857
WEX, Inc., 4.75%, 02/01/23(b)	USD	9,300	9,067,500
Zayo Group LLC:
6.00%, 04/01/23		4,659	4,414,915
6.38%, 05/15/25		76	70,680
5.75%, 01/15/27(b)		40,381	36,040,042

			269,223,653

Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(b)		15,200	13,561,288
6.20%, 10/01/40		3,567	2,621,745
5.45%, 11/01/41		2,093	1,486,030

			17,669,063

Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		7,866	7,748,010

Machinery — 1.2%
Colfax Corp., 3.25%, 05/15/25	EUR	4,263	4,506,773
Grinding Media, Inc., 7.38%, 12/15/23(b)	USD	8,511	8,234,393
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		8,328	8,078,160
Navistar International Corp., 6.63%, 11/01/25(b)		11,620	11,213,300
Novelis Corp.(b):
6.25%, 08/15/24		30,700	28,858,000
5.88%, 09/30/26		24,695	21,855,075
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	4,084	4,297,885
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	14,900	13,521,750
SPX FLOW, Inc.(b):
5.63%, 08/15/24		990	935,550
5.88%, 08/15/26		2,132	1,982,760
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		9,595	9,451,075
Terex Corp., 5.63%, 02/01/25(b)		8,485	7,901,656
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		23,826	20,371,230
Wabash National Corp., 5.50%, 10/01/25(b)		12,548	10,744,225

			151,951,832

Marine — 0.0%
CMA CGM SA:
6.50%, 07/15/22	EUR	1,550	1,648,402
5.25%, 01/15/25		3,360	3,210,820

			4,859,222

Media — 6.5%
Adelphia Commercial Bonds, Escrow, Series B, 10.50%, 07/15/04(d)	USD	800	—

Security	Par (000)		Value

Media (continued)
Altice Financing SA(b):
6.63%, 02/15/23	USD	30,135	$28,929,600
7.50%, 05/15/26		26,507	24,187,637
Altice Finco SA:
7.63%, 02/15/25(b)		1,030	854,900
4.75%, 01/15/28	EUR	1,500	1,367,596
Altice Luxembourg SA, 7.75%, 05/15/22(b)	USD	62,685	57,043,350
AMC Networks, Inc., 4.75%, 08/01/25		8,908	8,084,010
Century Communications Corp., Escrow, 0.00%, 03/15/13(d)		625	—
Clear Channel International BV, 8.75%, 12/15/20(b)		41,554	41,865,655
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.63%, 03/15/20		41,168	40,184,582
Series A, 6.50%, 11/15/22		122,550	122,278,580
CSC Holdings LLC:
5.13%, 12/15/21(b)		43,415	42,546,700
5.38%, 07/15/23(b)		28,387	27,683,002
5.25%, 06/01/24		29,366	26,906,598
7.75%, 07/15/25(b)		38,875	39,458,125
6.63%, 10/15/25(b)		866	876,825
10.88%, 10/15/25(b)		75,009	84,291,364
5.50%, 05/15/26(b)		36,259	34,174,107
7.50%, 04/01/28(b)		21,637	21,582,908
DISH DBS Corp.:
6.75%, 06/01/21		14,855	14,701,993
5.88%, 07/15/22		40,887	37,616,040
5.00%, 03/15/23		27,767	23,116,028
5.88%, 11/15/24		898	722,890
Gray Escrow, Inc., 7.00%, 05/15/27(b)		11,281	10,978,331
MDC Partners, Inc., 6.50%, 05/01/24(b)		20,646	18,787,860
Meredith Corp., 6.88%, 02/01/26(b)		3,413	3,336,208
Midcontinent Communications, 6.88%, 08/15/23(b)		14,163	14,517,075
Outfront Media Capital LLC, 5.63%, 02/15/24		464	457,040
Quebecor Media, Inc., 5.75%, 01/15/23		1,537	1,544,685
Radiate Holdco LLC(b):
6.88%, 02/15/23		3,219	2,921,243
6.63%, 02/15/25		8,861	7,664,765
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		13,593	12,420,604
TEGNA, Inc., 5.50%, 09/15/24(b)		2,483	2,405,406
Tele Columbus AG, 3.88%, 05/02/25	EUR	700	724,630
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	22,400	20,272,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	4,073	4,962,843
Unitymedia GmbH, 3.75%, 01/15/27		3,415	4,004,380
Unitymedia Hessen GmbH & Co. KG:
4.00%, 01/15/25		1,600	1,888,563
3.50%, 01/15/27		571	672,868
6.25%, 01/15/29		3,008	3,768,474
Univision Communications, Inc.(b):
5.13%, 05/15/23	USD	5,257	4,718,157
5.13%, 02/15/25		6,095	5,348,363
UPC Holding BV, 5.50%, 01/15/28(b)		3,860	3,464,350
UPCB Finance IV Ltd.:
5.38%, 01/15/25(b)		6,409	5,993,184
4.00%, 01/15/27	EUR	9,221	10,714,930
UPCB Finance VII Ltd., 3.63%, 06/15/29		1,454	1,580,542
Videotron Ltd., 5.13%, 04/15/27(b)	USD	1,388	1,311,660
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	5,264	6,430,024
Ziggo Bond Co. BV:
7.13%, 05/15/24	EUR	1,000	1,197,882
4.63%, 01/15/25		1,640	1,813,264

14

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Ziggo Bond Co. BV (continued)
5.88%, 01/15/25(b)	USD	19,417	$17,523,842
Ziggo BV:
4.25%, 01/15/27	EUR	3,311	3,726,242
5.50%, 01/15/27(b)	USD	12,418	11,114,110

			864,736,015

Metals & Mining — 2.1%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(b)		3,793	3,631,797
Big River Steel LLC, 7.25%, 09/01/25(b)		11,013	10,930,402
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		7,734	7,192,620
Constellium NV(b):
5.75%, 05/15/24		30,945	28,469,400
6.63%, 03/01/25		11,252	10,436,230
5.88%, 02/15/26		14,091	12,540,990
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		26,766	25,327,327
3.88%, 03/15/23		32,012	29,611,100
4.55%, 11/14/24		9,813	9,052,493
5.40%, 11/14/34		5,060	3,984,750
5.45%, 03/15/43		90,053	68,552,846
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		6,126	6,171,945
Kaiser Aluminum Corp., 5.88%, 05/15/24		7,923	7,744,733
Steel Dynamics, Inc.:
5.25%, 04/15/23		1,290	1,272,262
5.50%, 10/01/24		2,873	2,844,270
4.13%, 09/15/25		9,993	9,181,069
5.00%, 12/15/26		5,749	5,447,178
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		13,628	12,912,530
Teck Resources Ltd.:
4.50%, 01/15/21		498	496,755
5.20%, 03/01/42		6,517	5,474,280
5.40%, 02/01/43		5,893	5,126,910
thyssenkrupp AG, 1.38%, 03/03/22	EUR	1,300	1,450,740
United States Steel Corp.:
6.88%, 08/15/25	USD	5,405	4,945,575
6.25%, 03/15/26		8,789	7,690,375

			280,488,577

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21		5,129	5,039,243

Multiline Retail — 0.0%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	1,770	2,198,416

Multi-Utilities — 0.0%
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(a)	EUR	2,640	2,967,944

Oil, Gas & Consumable Fuels — 9.0%
Antero Midstream Partners LP, 5.38%, 09/15/24	USD	4,471	4,169,207
Antero Resources Corp.:
5.13%, 12/01/22		1,969	1,850,860
5.00%, 03/01/25		22,740	20,579,700
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22		7,288	7,454,166
7.00%, 11/01/26		9,252	8,373,060
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		18,976	17,078,400
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)		21,606	19,229,340
California Resources Corp., 8.00%, 12/15/22(b)		35,767	24,232,142
Callon Petroleum Co.:
6.13%, 10/01/24		7,765	7,221,450
6.38%, 07/01/26		7,752	7,209,360

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23	USD	10,991	$10,166,675
8.25%, 07/15/25		17,503	17,152,940
Chaparral Energy, Inc., 8.75%, 07/15/23(b)		13,607	9,729,005
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		25,901	27,325,555
5.88%, 03/31/25		16,267	16,185,665
5.13%, 06/30/27		21,940	20,712,457
Chesapeake Energy Corp.:
6.63%, 08/15/20		12,120	11,726,100
4.88%, 04/15/22		5,248	4,578,880
5.75%, 03/15/23		1,998	1,723,275
7.00%, 10/01/24		33,983	29,395,295
8.00%, 01/15/25		10,894	9,613,955
8.00%, 06/15/27		40,549	34,061,160
CNX Resources Corp., 5.88%, 04/15/22		88,262	84,731,520
Comstock Escrow Corp., 9.75%, 08/15/26(b)		8,592	7,260,240
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		22,485	24,621,075
Covey Park Energy LLC, 7.50%, 05/15/25(b)		12,883	11,079,380
Crestwood Midstream Partners LP, 6.25%, 04/01/23		6,875	6,617,187
CrownRock LP, 5.63%, 10/15/25(b)		41,988	37,789,200
DCP Midstream Operating LP:
5.38%, 07/15/25		11,127	10,876,642
6.45%, 11/03/36(b)		14,180	13,754,600
6.75%, 09/15/37(b)		15,771	15,534,435
DEA Finance SA, 7.50%, 10/15/22	EUR	2,219	2,654,286
Denbury Resources, Inc., 9.25%, 03/31/22(b)	USD	19,034	17,558,865
Diamondback Energy, Inc.:
4.75%, 11/01/24(b)		19,727	19,036,555
5.38%, 05/31/25		6,381	6,221,475
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(a)(h)(k)	EUR	900	1,025,244
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	USD	16,296	16,703,400
5.75%, 01/30/28		16,515	16,848,603
EnLink Midstream Partners LP:
4.40%, 04/01/24		10,317	9,722,568
4.15%, 06/01/25		188	169,489
4.85%, 07/15/26		9,123	8,226,819
5.05%, 04/01/45		2,769	2,163,328
5.45%, 06/01/47		9,908	8,012,855
EP Energy LLC:
9.38%, 05/01/20		449	349,097
9.38%, 05/01/24(b)		11,911	5,300,395
7.75%, 05/15/26(b)		14,197	12,564,345
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		14,881	12,276,825
5.63%, 02/01/26		23,331	17,031,630
Genesis Energy LP:
6.50%, 10/01/25		715	629,200
6.25%, 05/15/26		7,680	6,585,600
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		23,732	21,596,120
Gulfport Energy Corp.:
6.63%, 05/01/23		2,996	2,831,220
6.00%, 10/15/24		5,132	4,541,820
Halcon Resources Corp., 6.75%, 02/15/25		20,341	14,848,930
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		12,373	11,970,877
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)		681	633,330
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)		5,684	5,485,060
Matador Resources Co., 5.88%, 09/15/26		24,090	22,162,800
MEG Energy Corp., 6.50%, 01/15/25(b)		25,167	25,544,505

15

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)	USD	2,737	$2,538,568
NGPL PipeCo LLC(b):
4.88%, 08/15/27		12,775	12,040,438
7.77%, 12/15/37		19,550	22,287,000
Northern Oil and Gas, Inc., 8.50% (8.50% Cash or 1.00% PIK), 05/15/23(g)		10,556	10,146,369
Oasis Petroleum, Inc., 6.88%, 03/15/22		5,890	5,551,325
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(a)	EUR	2,117	2,451,021
Parsley Energy LLC(b):
6.25%, 06/01/24	USD	656	636,320
5.38%, 01/15/25		19,280	17,737,600
5.25%, 08/15/25		6,017	5,445,385
5.63%, 10/15/27		14,347	13,037,836
PBF Holding Co. LLC, 7.25%, 06/15/25		9,933	9,337,020
PDC Energy, Inc.:
1.13%, 09/15/21(k)		484	428,945
6.13%, 09/15/24		1,787	1,652,975
5.75%, 05/15/26		8,512	7,575,680
QEP Resources, Inc.:
6.88%, 03/01/21		1,756	1,769,170
5.38%, 10/01/22		17,478	15,904,980
5.25%, 05/01/23		3,504	3,101,040
5.63%, 03/01/26		29,677	24,631,910
Range Resources Corp.:
5.88%, 07/01/22		1,294	1,196,950
5.00%, 03/15/23		2,440	2,147,200
4.88%, 05/15/25		7,097	5,819,540
Repsol International Finance BV(a):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(h)	EUR	1,665	1,958,227
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		1,878	2,200,132
Resolute Energy Corp., 8.50%, 05/01/20	USD	10,601	10,441,985
Sanchez Energy Corp.:
7.75%, 06/15/21		41,335	9,713,725
7.25%, 02/15/23(b)		4,379	3,568,885
Seven Generations Energy Ltd.(b):
6.75%, 05/01/23		663	656,370
6.88%, 06/30/23		957	942,645
5.38%, 09/30/25		3,635	3,253,325
SM Energy Co.:
6.13%, 11/15/22		5,823	5,502,735
5.00%, 01/15/24		6,808	5,922,960
5.63%, 06/01/25		12,491	10,867,170
6.75%, 09/15/26		954	853,830
6.63%, 01/15/27		983	869,955
Southwestern Energy Co.:
6.20%, 01/23/25		4,863	4,346,306
7.50%, 04/01/26		11,034	10,427,130
7.75%, 10/01/27		15,361	14,592,950
Sunoco LP:
4.88%, 01/15/23		12,220	11,914,500
5.50%, 02/15/26		4,909	4,651,278
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23		1,293	1,247,745
5.50%, 09/15/24		11,719	11,513,918
5.50%, 01/15/28		46,036	44,194,560
Targa Resources Partners LP:
5.13%, 02/01/25		7,651	7,172,813
5.88%, 04/15/26(b)		12,586	12,239,885
5.00%, 01/15/28		13,539	12,252,795
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		7,759	7,235,268
6.63%, 06/15/25(l)		2,845	2,873,450
5.00%, 01/31/28		9,745	8,575,600

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Tullow Oil plc:
7.00%, 03/01/25(b)	USD	1,800	$1,662,750
7.00%, 03/01/25		2,000	1,847,500
UGI International LLC, 3.25%, 11/01/25	EUR	2,198	2,518,358
W&T Offshore, Inc., 9.75%, 11/01/23(b)	USD	320	280,000
Whiting Petroleum Corp., 6.63%, 01/15/26		5,269	4,518,168
WildHorse Resource Development Corp., 6.88%, 02/01/25		8,595	8,122,275
WPX Energy, Inc.:
6.00%, 01/15/22		2,352	2,287,320
8.25%, 08/01/23		5,475	5,721,375

			1,197,113,327

Paper & Forest Products — 0.2%
Mercer International, Inc.:
7.75%, 12/01/22		280	288,400
6.50%, 02/01/24		7,079	6,919,723
5.50%, 01/15/26		4,366	3,907,570
Norbord, Inc., 6.25%, 04/15/23(b)		9,730	9,745,665
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	1,895	2,195,839
Smurfit Kappa Acquisitions ULC:
2.38%, 02/01/24		1,300	1,498,367
2.88%, 01/15/26		3,804	4,318,771

			28,874,335

Pharmaceuticals — 2.2%
Bausch Health Cos., Inc.:
5.63%, 12/01/21(b)	USD	4,288	4,223,680
5.50%, 03/01/23(b)		20,973	19,190,295
4.50%, 05/15/23	EUR	16,071	17,365,997
5.88%, 05/15/23(b)	USD	41,146	38,060,050
7.00%, 03/15/24(b)		27,858	28,136,580
6.13%, 04/15/25(b)		56,090	48,938,525
5.50%, 11/01/25(b)		30,416	28,362,920
9.00%, 12/15/25(b)		7,943	7,903,285
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		12,954	12,273,915
Elanco Animal Health, Inc.(b):
4.27%, 08/28/23		5,173	5,168,624
4.90%, 08/28/28		7,891	8,029,692
Endo Dac, 6.00%, 07/15/23(b)		13,122	10,005,525
Endo Finance LLC(b):
5.75%, 01/15/22		4,545	3,783,712
7.25%, 01/15/22		7,435	6,431,275
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	2,746	3,097,463
Rossini SARL, 6.75%, 10/30/25		6,606	7,500,705
Valeant Pharmaceuticals International, Inc.(b):
9.25%, 04/01/26	USD	10,014	10,014,000
8.50%, 01/31/27		29,763	28,870,110

			287,356,353

Professional Services — 0.5%
Intertrust Group BV, 3.38%, 11/15/25	EUR	4,302	4,845,223
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	USD	63,032	60,321,624

			65,166,847

Real Estate Management & Development — 0.4%
ADLER Real Estate AG, 2.13%, 02/06/24	EUR	2,800	2,979,828
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%(a)(h)	USD	3,250	2,892,227
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(a)(h)	EUR	3,700	4,079,946

16

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	USD	8,496	$8,198,640
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		9,911	9,688,002
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		8,221	7,727,740
Newmark Group, Inc., 6.13%, 11/15/23(b)		5,093	5,014,984
Residomo SRO, 3.38%, 10/15/24	EUR	3,330	3,702,566
Summit Germany Ltd., 2.00%, 01/31/25		1,140	1,190,005
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32	GBP	3,866	4,678,799

			50,152,737

Road & Rail — 0.6%
Avis Budget Finance plc, 4.75%, 01/30/26	EUR	5,738	6,196,290
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(b)	USD	13,991	13,361,405
Ceva Logistics Finance BV, 5.25%, 08/01/25	EUR	1,005	1,135,934
EC Finance plc, 2.38%, 11/15/22		2,035	2,269,697
Europcar Groupe SA, 5.75%, 06/15/22		910	1,053,059
Herc Rentals, Inc.(b):
7.50%, 06/01/22	USD	2,656	2,755,600
7.75%, 06/01/24		5,946	6,198,705
Hertz Corp. (The), 7.63%, 06/01/22(b)		18,127	17,084,698
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	4,520	5,100,590
Loxam SAS:
3.50%, 04/15/22		328	377,685
3.50%, 05/03/23		1,294	1,480,821
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21	USD	13,139	12,646,288
5.25%, 08/15/22		15,785	15,271,987

			84,932,759

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc.:
7.50%, 08/15/22		4,048	4,341,480
7.00%, 07/01/24		1,647	1,692,292
Entegris, Inc., 4.63%, 02/10/26(b)		9,698	8,922,160
Qorvo, Inc., 5.50%, 07/15/26(b)		19,919	19,022,645
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		8,260	8,301,300
Versum Materials, Inc., 5.50%, 09/30/24(b)		7,731	7,653,690

			49,933,567

Software — 3.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		30,163	29,635,147
CDK Global, Inc., 4.88%, 06/01/27		34,465	31,966,287
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		37,629	39,416,378
Infor Software Parent LLC, 7.13% (7.13% Cash or 7.88% PIK), 05/01/21(b)(g)		12,967	12,610,408
Infor US, Inc., 6.50%, 05/15/22		107,676	104,138,843
Informatica LLC, 7.13%, 07/15/23(b)		37,535	36,554,961
Nuance Communications, Inc.:
6.00%, 07/01/24		5,377	5,350,115
5.63%, 12/15/26		6,462	6,138,900
PTC, Inc., 6.00%, 05/15/24		7,963	8,002,815
RP Crown Parent LLC, 7.38%, 10/15/24(b)		23,366	23,541,245
Solera LLC, 10.50%, 03/01/24(b)		91,141	97,065,165
Sophia LP, 9.00%, 09/30/23(b)		6,136	6,136,000
Symantec Corp., 5.00%, 04/15/25(b)		11,262	10,503,812
TIBCO Software, Inc., 11.38%, 12/01/21(b)		50,079	52,457,753
Veritas US, Inc., 7.50%, 02/01/23(b)		6,588	5,369,220

			468,887,049

Security	Par (000)		Value

Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	15,646	$14,981,045
Group 1 Automotive, Inc.:
5.00%, 06/01/22		4,317	4,090,357
5.25%, 12/15/23(b)		1,743	1,616,633
L Brands, Inc.:
6.88%, 11/01/35		19,874	16,598,765
6.75%, 07/01/36		3,311	2,698,465
Penske Automotive Group, Inc., 5.75%, 10/01/22		9,120	9,097,200
Staples, Inc., 8.50%, 09/15/25(b)		14,026	12,654,256
Tendam Brands SAU, 5.00%, 09/15/24	EUR	1,738	1,821,972

			63,558,693

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC, 7.13%, 06/15/24(b)	USD	24,670	25,101,725
Western Digital Corp., 4.75%, 02/15/26		38,574	33,462,945

			58,564,670

Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho SARL, 4.00%, 09/21/21(k)	EUR	1,800	1,822,705
PVH Corp., 3.13%, 12/15/27		3,567	3,808,299

			5,631,004

Thrifts & Mortgage Finance — 0.2%
Bracken MidCo1 plc, 8.88% (8.88% Cash or 10.38% PIK), 10/15/23(g)	GBP	1,621	1,899,080
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	700	826,342
Jerrold Finco plc:
6.25%, 09/15/21	GBP	1,592	1,992,435
6.13%, 01/15/24		1,782	2,180,643
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25(b)	USD	8,918	7,959,315
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		9,818	9,572,550
9.13%, 07/15/26		6,204	6,033,390

			30,463,755

Trading Companies & Distributors — 1.2%
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		6,105	4,945,050
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		3,498	3,506,745
6.50%, 10/01/25		3,856	3,605,360
HD Supply, Inc., 5.38%, 10/15/26(b)		91,507	88,761,790
Rexel SA, 3.50%, 06/15/23	EUR	4,673	5,446,073
United Rentals North America, Inc.:
5.50%, 07/15/25	USD	6,149	5,795,432
4.63%, 10/15/25		10,864	9,696,120
5.88%, 09/15/26		8,618	8,122,465
5.50%, 05/15/27		23,675	21,958,563

			151,837,598

Wireless Telecommunication Services — 2.8%
Digicel Group Ltd., 8.25%, 09/30/20(b)		11,744	7,853,800
Digicel Ltd., 6.00%, 04/15/21(b)		50,349	45,377,036
Hughes Satellite Systems Corp., 5.25%, 08/01/26		14,644	13,417,565
Inmarsat Finance plc, 4.88%, 05/15/22(b)		5,139	4,845,563
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	5,625	6,261,295
(EURIBOR 3 Month + 3.25%), 3.25%, 02/01/23(a)		145	164,273

17

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	8,475	$9,977,263
4.75%, 07/30/25		2,255	2,622,421
(USD Swap Rate 5 Year + 4.85%), 6.87%(a)(h)	USD	3,900	3,147,300
Sprint Corp.:
7.88%, 09/15/23		60,940	62,539,675
7.13%, 06/15/24		61,626	61,030,693
7.63%, 02/15/25		5,927	5,927,000
7.63%, 03/01/26		54,200	53,522,500
Telefonica Europe BV(a)(h):
(EUR Swap Annual 5 Year + 3.81%), 4.20%	EUR	8,300	9,712,453
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	1,700	2,275,161
(EUR Swap Annual 8 Year + 5.59%), 7.63%	EUR	1,900	2,475,534
(EUR Swap Annual 5 Year + 3.86%), 3.75%		1,700	1,959,103
(EUR Swap Annual 5 Year + 2.33%), 2.63%		2,200	2,312,696
(EUR Swap Annual 10 Year + 4.30%), 5.88%		3,700	4,509,529
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	680	663,000
6.38%, 03/01/25		8,149	8,230,490
5.13%, 04/15/25		866	841,102
6.50%, 01/15/26		5,436	5,544,720
4.50%, 02/01/26		17,125	15,712,188
4.75%, 02/01/28		34,692	31,396,260
Vodafone Group plc, 0.00%, 11/26/20(k)(m)	GBP	700	859,934
Wind Tre SpA:
2.63%, 01/20/23	EUR	1,700	1,755,919
(EURIBOR 3 Month + 2.75%), 2.75%, 01/20/24(a)		2,170	2,219,003
3.13%, 01/20/25		2,900	2,954,396

			370,107,872

Total Corporate Bonds — 73.6% (Cost: $10,305,284,325)			9,733,597,220

Floating Rate Loan Interests — 13.6%(j)

Aerospace & Defense — 0.2%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 6 Month + 3.75%), 6.13%, 11/30/25(d)	USD	6,287	6,224,130
HENSOLDT Holding GmbH, Term Loan B3, 02/28/24(n)	EUR	2,500	2,809,952
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.41%, 11/28/21	USD	10,602	10,085,208
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 9.00%), 11.52%, 04/28/22(d)		2,294	2,168,009

			21,287,299

Auto Components — 0.0%(d)
Mavis Tire Express Services Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.75%, 03/15/25		3,547	3,413,534
Mavis Tire Express Services Corp., Delayed Draw 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 6.05%, 03/15/25		85	81,868

			3,495,402

Security	Par (000)		Value

Building Products — 0.0%
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24	EUR	2,220	$2,486,971
LSF10 XL Bidco SCA, Term Loan B, (EURIBOR 1 Month + 4.00%), 4.00%, 04/11/24		1,000	1,120,257

			3,607,228

Chemicals — 1.1%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, (EURIBOR 3 Month + 3.25%), 3.25%, 09/13/23		3,969	4,464,867
Alpha 3 BV, Term Loan, 01/31/24(n)	USD	22,517	21,357,418
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 8.05%, 08/12/22(d)		28,866	28,433,128
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.30%, 06/28/24		3,194	3,129,865
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.50%, 03/28/25		5,371	5,219,114
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 9.25%, 03/30/26		2,951	2,943,445
Messer Industries LLC, Term Loan, 10/01/25(n)		36,637	34,683,393
Starfruit Finco BV, Term Loan, 10/01/25(d)(n)		44,684	42,672,922

			142,904,152

Commercial Services & Supplies — 0.7%
Access CIG LLC, 2nd Lien Term Loan:
(LIBOR USD 3 Month + 7.75%), 10.46% , 02/27/26		1,316	1,292,070
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.73% - 6.76%, 06/21/24		61,604	58,361,389
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.52%, 05/30/25		32,778	30,499,598
West Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.03%, 10/10/24		3,564	3,250,935

			93,403,992

Construction & Engineering — 0.2%
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.18%, 04/01/25(d)		8,471	7,708,306
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.77%, 05/23/25		18,486	17,203,865

			24,912,171

Containers & Packaging — 0.0%
Verallia Packaging SAS, Term Loan B4, 10/31/22(n)	EUR	3,000	3,343,585

Diversified Consumer Services — 0.1%
Laureate Education, Inc., Term Loan, 04/26/24(n)	USD	3,046	2,980,095
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.27%, 05/06/24		6,903	6,430,585
Verisure Holding AB, Term Loan B1, (EURIBOR 3 Month + 3.00%), 3.00%, 10/21/22	EUR	4,000	4,458,526

			13,869,206

Diversified Financial Services — 0.1%
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 6.02%, 09/06/25	USD	6,664	6,258,908
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.28%, 03/16/25		2,588	2,493,706

			8,752,614

18

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services — 0.5%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.46%, 08/14/26	USD	20,601	$19,416,105
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 01/31/25		37,136	34,573,330
Frontier Communications Corp., Term Loan, 03/31/21(n)		9,307	8,827,488

			62,816,923

Electric Utilities — 0.0%
Vistra Operations Co. LLC, Term Loan B3, 12/31/25(n)		3,973	3,814,467

Energy Equipment & Services — 1.0%
McDermott International, Inc., Term Loan, 05/12/25(n)		80,904	75,307,722
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 10.21%, 11/08/22(d)		41,428	40,807,039
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.96%, 07/13/20(d)		13,744	12,850,810

			128,965,571

Food Products — 0.1%
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 03/31/25		2,238	2,142,507
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 6.02%, 10/10/23		3,746	3,481,865

			5,624,372

Gas Utilities — 0.1%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 8.30%, 06/30/25		13,010	12,599,104

Health Care Equipment & Supplies — 0.6%
DJO Finance LLC, 1st Lien Term Loan B, 06/08/20(n)		40,210	39,626,911
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.80%, 06/15/21		41,190	40,417,472
Universal Hospital Services, Inc., Delayed Draw Term Loan B, 10/18/25(d)(n)		3,846	3,711,390

			83,755,773

Security	Par (000)		Value

Health Care Providers & Services — 1.0%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 7.02%, 06/30/25	USD	6,903	$6,781,969
Auris LuxCo, Term Loan, 07/24/25(n)		7,617	7,393,289
Concentra, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.88%, 07/25/23		10,673	10,566,579
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 6.27%, 05/31/25		4,778	4,629,160
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, (LIBOR USD 1 Month + 3.75%), 0.00% - 6.27%, 05/31/25		675	653,623
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.27%, 10/10/25		50,852	47,274,114
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.56%, 07/02/26		2,851	2,836,410
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.31%, 07/02/25(d)		20,449	19,784,498
LGC Ltd., Term Loan, 03/08/23(d)(n)		5,000	4,850,000
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.76%, 06/30/25		7,336	6,788,266
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.27%, 04/29/22		10,885	10,754,184
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 02/06/24		11,517	10,264,541

			132,576,633

Health Care Technology — 0.1%
Change Healthcare Holdings LLC, Term Loan B, 03/01/24(n)		7,031	6,652,981
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.43%, 10/10/25		4,056	3,898,847

			10,551,828

Hotels, Restaurants & Leisure — 0.6%
Dorna Sports SL, 1st Lien Term Loan, 05/03/24(n)	EUR	1,348	1,520,315
IRB Holding Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.68%, 02/05/25	USD	11,755	11,185,253
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.50%), 3.50%, 02/24/25	EUR	3,500	3,953,301
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.30%, 07/10/25	USD	67,625	65,201,704

			81,860,573

19

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Industrial Conglomerates — 0.5%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.52%, 08/18/24	USD	21,637	$20,479,069
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.52%, 03/29/25		2,815	2,706,691
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.77% - 6.05%, 02/21/25		6,249	5,905,232
PSAV Holdings LLC, 2nd Lien Term Loan, 09/01/25(d)(n)		3,636	3,490,180
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.39%, 03/14/25(d)		21,472	20,881,188
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.71%, 11/30/23		17,410	15,756,183

			69,218,543

Insurance — 0.5%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.21%, 05/09/25		2,579	2,432,190
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 9.02%, 08/04/25		22,991	22,689,358
Sedgwick, 1st Lien Term Loan, 11/06/25(n)		35,595	33,919,187
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.80%, 05/16/24		4,869	4,582,777

			63,623,512

IT Services — 1.0%
Boxer Parent Co., Inc., Term Loan B, 10/02/25(n)		20,320	19,551,701
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.27%, 04/28/25		2,118	2,081,140
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 8.53%, 06/15/23(d)		1,344	1,283,895
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.77%, 11/29/24		9,915	9,537,004
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.77%, 12/01/25		5,095	4,939,440
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.79%, 08/01/25		3,818	3,402,907
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.77%, 05/24/25		5,473	5,065,699
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.77%, 04/16/25		13,512	12,720,658
SS&C Technologies, Inc., 1st Lien Term Loan B5, 04/16/25(n)		7,648	7,203,373
Verscend Holding Corp., Term Loan B, 08/27/25(n)		65,520	63,226,612
Zephyr Midco 2 Ltd., Term Loan B, (LIBOR GBP 1 Month + 4.75%), 5.48%, 07/23/25	GBP	3,000	3,779,826

			132,792,255

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.77%, 08/30/24	USD	4,122	3,887,813

Security	Par (000)		Value

Machinery — 0.4%
Altra Industrial Motion Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.52%, 09/26/25	USD	8,629	$8,176,218
Brookfield WEC Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.27%, 08/03/26		4,374	4,264,650
Gates Global LLC, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 04/01/24	EUR	3,491	3,949,998
Titan Acquisition Ltd., Term Loan, 03/28/25(n)	USD	32,819	29,933,781

			46,324,647

Media — 1.5%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.52%, 07/12/24		3,701	3,488,103
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 4.03%, 03/31/23		69,324	65,857,803
Gray Television, Inc., Term Loan, 11/02/25(n)		4,190	4,040,375
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 6.26%, 11/27/23		4,956	4,787,843
(LIBOR USD 6 Month + 6.63%), 6.63%, 01/02/24		84,416	82,938,875
(LIBOR USD 1 Month + 4.50%), 7.01%, 01/02/24		15,381	15,242,415
Promotora de Informaciones SA, 2nd Lien Term Loan, 11/30/22(n)	EUR	3,815	4,091,922
Promotora de Informaciones SA, Term Loan, 12/31/22(n)		450	470,269
Tele Columbus AG, Term Loan, (EURIBOR 6 Month + 3.00%), 3.00%, 10/15/24		2,497	2,611,148
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.80%, 09/09/21(d)	USD	14,094	13,917,355

			197,446,108

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.63%, 10/25/20		18,123	15,263,267

Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.71%, 11/28/24		4,310	4,073,124

Oil, Gas & Consumable Fuels — 0.7%
BCP Raptor II LLC, Term Loan, (LIBOR USD 3 Month + 4.75%), 7.14%, 10/22/25		4,231	3,908,812
Bronco Midstream Funding LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 6.01%, 08/14/23		1,528	1,477,926
California Resources Corp., Term Loan:
12/31/21(n)		29,024	28,371,383
(LIBOR USD 1 Month + 4.75%), 7.26%, 12/31/22		40,524	39,173,170
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 6.00%), 8.53%, 11/28/22		15,203	15,316,731
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.50%, 03/01/24		6,698	5,073,700

			93,321,722

20

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 6.06%, 03/21/25	USD	15,507	$14,666,733
Bausch Health Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.38%, 06/02/25		9,780	9,320,914
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.81%, 04/29/24		24,876	23,507,682
Valeant Pharmaceuticals International, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.13%, 11/14/25		10,787	10,214,421

			57,709,750

Real Estate Management & Development — 0.0%
Forest City, Term Loan B, (LIBOR USD 6 Month + 4.00%), 6.38%, 12/31/25		4,224	4,111,346

Software — 1.5%
Financial & Risk US Holdings, Inc., Term Loan, 10/01/25(n)		156,727	148,890,687
Infor US, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.27%, 02/01/22		5,143	4,920,070
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 9.25%, 11/01/24		35,285	34,777,924
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.27%, 09/30/24		6,955	6,749,434
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.63%, 07/31/25(d)		4,492	4,245,080
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.77%, 04/16/25		4,625	4,354,019

			203,937,214

Specialty Retail — 0.1%
CD&R Firefly Bidco Ltd., Term Loan, (LIBOR GBP 3 Month + 4.50%), 5.32%, 06/23/25	GBP	4,000	4,996,432
EG Group Ltd., Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25	EUR	1,342	1,488,817
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25		2,641	2,935,328

			9,420,577

Wireless Telecommunication Services — 0.5%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.96%, 05/27/24	USD	11,502	10,409,318
Ligado Networks LLC, Term Loan, 12/07/20(n)		89,794	16,820,109
New Lightsquared LLC, 1st Lien Term Loan, 12/07/20(n)		12,356	8,494,750
Sprint Communications, Inc., Term Loan, 02/02/24(n)		29,285	28,260,025

			63,984,202

Total Floating Rate Loan Interests — 13.6% (Cost: $1,949,429,529)			1,803,254,973

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities — 0.0%

Collateralized Mortgage Obligations — 0.0%
CGMSE, Series 2014-2X, 5.70%, 11/17/31(c)	EUR	1,255	$1,354,667

Total Non-Agency Mortgage-Backed Securities — 0.0% (Cost: $1,413,863)			1,354,667

	Beneficial Interest (000)

Other Interests — 0.0%(o)

Auto Components — 0.0%(d)(e)
Lear Corp., Escrow	USD	15,314	1

Capital Markets — 0.0%(e)
Lehman Brothers Holdings Capital Trust VII Escrow Bonds		18,050	342,949
Lehman Brothers Holdings, Inc.		5,675	107,826
Lehman Brothers Holdings, Inc.(d)		3,799	—

			450,775

Electric Utilities — 0.0%(d)(e)
Mirant America Corp., Escrow		5,134	1
Mirant Americas Generation LLC, Escrow(m)		1,205	—

			1

Media — 0.0%(d)
Adelphia Communications Corp., Escrow		325	—

Total Other Interests — 0.0%			450,777

	Par (000)

Preferred Securities — 1.5%

Capital Trusts — 1.1%

Banks — 1.0%(h)(j)
Bank of America Corp.:
Series X, 6.25%	USD	22,098	21,832,824
Series Z, 6.50%		13,031	13,193,887
Series AA, 6.10%		14,409	14,192,865

21

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

	Beneficial Interest (000)		Value

Banks (continued)
CIT Group, Inc., Series A, 5.80%	USD	14,850	$13,439,250
JPMorgan Chase & Co.:
Series V, 5.00%		17,297	16,691,605
Series Q, 5.15%		7,221	6,878,725
Series X, 6.10%		25,303	25,144,856
Wells Fargo & Co.:
Series S, 5.90%		6,845	6,521,574
Series U, 5.87%		3,632	3,590,050

			121,485,636

Capital Markets — 0.1%(h)(j)
Goldman Sachs Group, Inc. (The), Series P, 5.00%		11,418	9,561,433
Morgan Stanley, Series H, 5.45%		6,335	6,161,548

			15,722,981

Entertainment — 0.0%(b)(e)(h)
NBCUniversal Enterprise, Inc., 5.25%		2,827	2,862,338

Total Capital Trusts — 1.1% (Cost: $145,877,797)			140,070,955

	Shares

Preferred Stocks — 0.0%(p)

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 04/08/15-12/07/15, cost $3,497,649)		3,610,706	1,149,649

Total Preferred Stocks — 0.0% (Cost: $3,532,445)			1,149,649

Trust Preferreds — 0.4%(j)

Banks — 0.4%
GMAC Capital Trust I, Series 2, 8.40%, 02/15/40		2,327,792	59,009,527

Total Trust Preferreds — 0.4% (Cost: $53,123,046)			59,009,527

Total Preferred Securities — 1.5% (Cost: $202,533,288)			200,230,131

Security	Shares	Value

Warrants — 0.0%(e)

Media — 0.0%
HMH Holdings, Inc. (Education Media) Expires 06/22/19	11,931	$—

Total Warrants — 0.0%		—

Total Long-Term Investments — 93.5% (Cost: $13,197,038,915)		12,371,957,284

Short-Term Securities — 5.3%(q)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(r)	681,243,445	681,243,445
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.24%	21,565,516	21,565,516

Total Short-Term Securities — 5.3% (Cost: $702,808,961)		702,808,961

Total Options Purchased — 0.0% (Cost: $104,183)		—

Total Investments — 98.8% (Cost: $13,899,952,059)		13,074,766,245

Other Assets Less Liabilities — 1.2%		156,844,944

Net Assets — 100.0%		$13,231,611,189

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.

22

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio

(k)	Convertible security.
(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(p)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,149,649, representing less than 0.05% of its net assets as of period end, and an original cost of $3,532,445.

(q)	Annualized 7-day yield as of period end.
(r)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and / or Related Parties	Shares Held at 09/30/18	Shares Purchased	Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	698,160,915	—	(16,917,470	)(b)	681,243,445	$681,243,445	$2,722,100		$—	$—
SL Liquidity Series, LLC, Money Market Series	147,372,085	—	(147,372,085	)(b)	—	—	67,378	(c)	(7,657)	(248)
Peninsula Energy Ltd., Warrants (Expires 12/31/18)	3,502,308	—	(3,502,308)		—	—	—		12	(2,521)

						$681,243,445	$2,789,478		$(7,645)	$(2,769)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	0.95%	09/13/18	Open	$4,594,120	$4,604,648	Corporate Bonds	Open/Demand
Barclays Bank plc	(6.00)%	11/28/18	Open	1,051,107	1,045,326	Corporate Bonds	Open/Demand

				$5,645,227	$5,649,974

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

23

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	41	03/15/19	$1,397	$(48,060)
STOXX 600 Banks Index	65	03/15/19	486	(15,861)
U.S. Treasury 2 Year Note	3,298	03/29/19	700,207	2,010,586
U.S. Treasury 5 Year Note	3,063	03/29/19	351,288	2,183,821

				4,130,486

Short Contracts
Euro-Bobl	30	03/07/19	4,555	(13,317)
Euro-Bund	44	03/07/19	8,245	(65,949)
Long Gilt	30	03/27/19	4,710	(43,392)

				(122,658)

				$4,007,828

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,666,053	AUD	10,492,000	Northern Trust Co.	02/05/19	$270,925
USD	3,513,934	CAD	4,668,000	Standard Chartered Bank	02/05/19	91,596
USD	103,497,815	GBP	80,925,000	JPMorgan Chase Bank NA	02/05/19	173,831

						536,352

USD	782,765,170	EUR	686,606,000	UBS AG	02/05/19	(6,195,913)

	Net Unrealized Depreciation					$(5,659,561)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Marsico Parent Superholdco, LLC	Goldman Sachs & Co. LLC	107	12/14/19	USD	942.86	USD	—	$—

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	B+	USD 135,738	$2,931,893	$5,240,970	$(2,309,077)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

24

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/22	BB	EUR	1,306	$(250,556)	$(45,824)	$(204,732)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	1,320	(89,945)	(22,067)	(67,878)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	466	(100,281)	(65,171)	(35,110)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	800	(172,411)	(94,823)	(77,588)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	200	(43,079)	(23,437)	(19,642)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	420	(90,456)	(48,276)	(42,180)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	330	(71,080)	(30,127)	(40,953)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	320	(68,926)	(29,214)	(39,712)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	408	(87,839)	(51,950)	(35,889)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,510	(325,158)	(173,535)	(151,623)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,044	(224,964)	(137,867)	(87,097)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	340	(73,234)	(31,341)	(41,893)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	245	(52,754)	(29,204)	(23,550)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	330	(71,080)	(29,835)	(41,245)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	163	(35,170)	(19,470)	(15,700)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	408	(87,924)	(52,000)	(35,924)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/23	B+	USD	20,000	(2,598,968)	(2,024,581)	(574,387)
Intesa Sanpaolo SpA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	2,760	(99,016)	(119,880)	20,864
Intrum AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	992	43,933	44,978	(1,045)
Intrum Justitia AB	5.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	448	19,819	20,181	(362)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B+	EUR	473	(111,700)	57,794	(169,494)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	1,300	57,555	124,895	(67,340)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	800	35,418	72,482	(37,064)
Intrum AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	295	13,054	31,671	(18,617)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	1,500	(377,196)	18,468	(395,664)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	2,550	(601,712)	301,929	(903,641)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	877	(206,853)	104,519	(311,372)
Intrum AB	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB+	EUR	1,500	66,408	67,978	(1,570)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	1,400	61,981	146,611	(84,630)
Intrum AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	995	44,057	106,932	(62,875)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	5,176	(822,511)	(394,841)	(427,670)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	3,420	(817,983)	(537,257)	(280,726)
Telecom Italia SpA	1.00%	Quarterly	Barclays Bank plc	12/20/23	BB+	EUR	2,680	(281,900)	(259,284)	(22,616)
Telecom Italia SpA	1.00%	Quarterly	Barclays Bank plc	12/20/23	BB+	EUR	400	(42,068)	(38,693)	(3,375)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B-	USD	3,825	(520,731)	7,277	(528,008)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B-	USD	7,878	(1,072,501)	73,453	(1,145,954)
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	362	15,474	35,759	(20,285)
Vue International Bidco plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	845	36,105	82,523	(46,418)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	263	(71,272)	5,006	(76,278)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	1,147	(310,744)	21,828	(332,572)
Telecom Italia SpA	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BB+	EUR	2,120	(222,917)	(216,710)	(6,207)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	604	(163,604)	(4,218)	(159,386)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/23	BB+	EUR	1,500	(51,857)	5,830	(57,687)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	B+	USD	3,720	(809,090)	(638,913)	(170,177)
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+	EUR	1,500	(119,266)	(44,375)	(74,891)

								$(10,752,942)	$(3,832,779)	$(6,920,163)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

25

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date (a)	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount) / Reference	Frequency	Rate / Reference	Frequency
1 month LIBOR minus 2.00%	At Termination	iShares iBoxx High Yield Corporate Bond ETF	At Termination	Goldman Sachs International	01/04/19	USD	2,115	$(530,458)	$—	$(530,458)
1 month LIBOR minus 0.02%	At Termination	iShares iBoxx High Yield Corporate Bond ETF	At Termination	Goldman Sachs International	01/16/19	USD	1,450	(2,962,206)	—	(2,962,206)
3 month LIBOR	At Termination	iBoxx USD Liquid High Yield Total Return Index	At Termination	Goldman Sachs International	03/20/19	USD	68,100	(857,624)	(351,554)	(506,070)
3 month LIBOR	At Termination	iBoxx USD Liquid High Yield Total Return Index	At Termination	Goldman Sachs International	03/20/19	USD	223,398	1,349,214	(32,316)	1,381,530

								$(3,001,074)	$(383,870)	$(2,617,204)

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 month LIBOR	London Interbank Offered Rate	2.50%
3 month LIBOR	London Interbank Offered Rate	2.81%

Glossary of Terms Used in this Report
Currency

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

CDX	Credit Default Swap Index

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

OTC	Over-The-Counter

PIK	Payment-in-kind

26

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$405,186,758	$10,984,530	$416,171,288
Common Stocks:
Auto Components	—	—	18,909,795	18,909,795
Chemicals	46,786,750	—	—	46,786,750
Commercial Services & Supplies	—	—	3	3
Containers & Packaging	31,096,397	—	—	31,096,397
Diversified Financial Services	305	—	—	305
Equity Real Estate Investment Trusts (REITs)	15,000,305	—	—	15,000,305
Hotels, Restaurants & Leisure	66,625,364	—	—	66,625,364
Media	14,518,172	—	—	14,518,172
Metals & Mining	17,632,792	—	—	17,632,792
Oil, Gas & Consumable Fuels	—	—	6,321,541	6,321,541
Semiconductors & Semiconductor Equipment	6,804	—	—	6,804
Corporate Bonds:
Aerospace & Defense	—	270,082,051	—	270,082,051
Auto Components	—	37,491,968	—	37,491,968

27

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Automobiles	$—	$19,888,038	$—	$19,888,038
Banks	—	240,429,560	—	240,429,560
Building Products	—	51,176,090	—	51,176,090
Capital Markets	—	208,136,777	—	208,136,777
Chemicals	—	351,439,984	3	351,439,987
Commercial Services & Supplies	—	242,149,703	—	242,149,703
Communications Equipment	—	29,340,215	—	29,340,215
Construction & Engineering	—	25,782,427	—	25,782,427
Consumer Finance	—	171,703,848	—	171,703,848
Containers & Packaging	—	192,836,720	—	192,836,720
Distributors	—	23,362,010	—	23,362,010
Diversified Consumer Services	—	32,313,470	—	32,313,470
Diversified Financial Services	—	176,173,355	—	176,173,355
Diversified Telecommunication Services	—	667,894,591	—	667,894,591
Electric Utilities	—	16,345,147	—	16,345,147
Electrical Equipment	—	40,859,473	—	40,859,473
Electronic Equipment, Instruments & Components	—	22,404,557	—	22,404,557
Energy Equipment & Services	—	314,672,883	—	314,672,883
Entertainment	—	47,845,719	—	47,845,719
Equity Real Estate Investment Trusts (REITs)	—	237,319,518	—	237,319,518
Food & Staples Retailing	—	20,604,416	—	20,604,416
Food Products	—	103,398,249	—	103,398,249
Gas Utilities	—	15,244,105	—	15,244,105
Health Care Equipment & Supplies	—	194,876,062	—	194,876,062
Health Care Providers & Services	—	637,434,106	—	637,434,106
Health Care Technology	—	14,268,047	—	14,268,047
Hotels, Restaurants & Leisure	—	415,265,563	—	415,265,563
Household Durables	—	93,264,069	—	93,264,069
Independent Power and Renewable Electricity Producers	—	167,081,322	—	167,081,322
Insurance	—	116,421,839	—	116,421,839
Interactive Media & Services	—	7,027,020	—	7,027,020
Internet & Direct Marketing Retail	—	9,601,774	—	9,601,774
IT Services	—	269,223,653	—	269,223,653
Leisure Products	—	17,669,063	—	17,669,063
Life Sciences Tools & Services	—	7,748,010	—	7,748,010
Machinery	—	151,951,832	—	151,951,832
Marine	—	4,859,222	—	4,859,222
Media	—	864,736,015	—	864,736,015
Metals & Mining	—	280,488,577	—	280,488,577
Mortgage Real Estate Investment Trusts (REITs)	—	5,039,243	—	5,039,243
Multiline Retail	—	2,198,416	—	2,198,416
Multi-Utilities	—	2,967,944	—	2,967,944
Oil, Gas & Consumable Fuels	—	1,197,113,327	—	1,197,113,327
Paper & Forest Products	—	28,874,335	—	28,874,335
Pharmaceuticals	—	287,356,353	—	287,356,353
Professional Services	—	65,166,847	—	65,166,847
Real Estate Management & Development	—	50,152,737	—	50,152,737
Road & Rail	—	84,932,759	—	84,932,759
Semiconductors & Semiconductor Equipment	—	49,933,567	—	49,933,567
Software	—	468,887,049	—	468,887,049
Specialty Retail	—	63,558,693	—	63,558,693
Technology Hardware, Storage & Peripherals	—	58,564,670	—	58,564,670
Textiles, Apparel & Luxury Goods	—	5,631,004	—	5,631,004
Thrifts & Mortgage Finance	—	30,463,755	—	30,463,755
Trading Companies & Distributors	—	151,837,598	—	151,837,598
Wireless Telecommunication Services	—	370,107,872	—	370,107,872
Floating Rate Loan Interests:
Aerospace & Defense	—	12,895,160	8,392,139	21,287,299
Auto Components	—	—	3,495,402	3,495,402
Building Products	—	3,607,228	—	3,607,228
Chemicals	—	71,798,102	71,106,050	142,904,152
Commercial Services & Supplies	—	93,403,992	—	93,403,992
Construction & Engineering	—	17,203,865	7,708,306	24,912,171
Containers & Packaging	—	3,343,585	—	3,343,585

28

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Diversified Consumer Services	$—	$13,869,206	$—	$13,869,206
Diversified Financial Services	—	8,752,614	—	8,752,614
Diversified Telecommunication Services	—	62,816,923	—	62,816,923
Electric Utilities	—	3,814,467	—	3,814,467
Energy Equipment & Services	—	75,307,722	53,657,849	128,965,571
Food Products	—	5,624,372	—	5,624,372
Gas Utilities	—	12,599,104	—	12,599,104
Health Care Equipment & Supplies	—	80,044,383	3,711,390	83,755,773
Health Care Providers & Services	—	107,942,135	24,634,498	132,576,633
Health Care Technology	—	10,551,828	—	10,551,828
Hotels, Restaurants & Leisure	—	81,860,573	—	81,860,573
Industrial Conglomerates	—	44,847,175	24,371,368	69,218,543
Insurance	—	63,623,512	—	63,623,512
IT Services	—	131,508,360	1,283,895	132,792,255
Life Sciences Tools & Services	—	3,887,813	—	3,887,813
Machinery	—	46,324,647	—	46,324,647
Media	—	183,528,753	13,917,355	197,446,108
Multiline Retail	—	15,263,267	—	15,263,267
Multi-Utilities	—	4,073,124	—	4,073,124
Oil, Gas & Consumable Fuels	—	93,321,722	—	93,321,722
Pharmaceuticals	—	57,709,750	—	57,709,750
Real Estate Management & Development	—	4,111,346	—	4,111,346
Software	—	199,692,134	4,245,080	203,937,214
Specialty Retail	—	9,420,577	—	9,420,577
Wireless Telecommunication Services	—	63,984,202	—	63,984,202
Non-Agency Mortgage-Backed Securities	—	1,354,667	—	1,354,667
Other Interests	—	450,775	2	450,777
Preferred Securities:
Banks	59,009,527	121,485,636	—	180,495,163
Capital Markets	—	15,722,981	—	15,722,981
Entertainment	—	2,862,338	—	2,862,338
Warrants	—	—	—	—
Short-Term Securities	702,808,961	—	—	702,808,961
Options Purchased:
Equity contracts	—	—	—	—
Liabilities:
Unfunded Floating Rate Loan Interests(a)	—	(21,255)	(18,256)	(39,511)

	$953,485,377	$11,867,370,758	$252,720,950	$13,073,577,085

Investments valued at NAV(c)				1,149,649

Total Investments				$13,074,726,734

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$20,864	$—	$20,864
Foreign currency exchange contracts	—	536,352	—	536,352
Interest rate contracts	4,194,407	1,381,530	—	5,575,937
Liabilities:
Credit contracts	—	(9,250,104)	—	(9,250,104)
Equity contracts	(63,921)	—	—	(63,921)
Foreign currency exchange contracts	—	(6,195,913)	—	(6,195,913)
Interest rate contracts	(122,658)	(3,998,734)	—	(4,121,392)

	$4,007,828	$(17,506,005)	$—	$(13,498,177)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $5,649,974 are categorized as Level 2 within the disclosure hierarchy.

29

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Yield Bond Portfolio

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of September 30, 2018	$10,202,175	$18,697,781	$2	$124,966,983	$3	$(2,027)	$153,864,917
Transfers into Level 3	—	20,643,193	—	180,290,488	—	—	200,933,681
Transfers out of Level 3	(10,202,175)	—	—	(30,248,541)	—	—	(40,450,716)
Accrued discounts/premiums	74	—	—	131,637	—	—	131,711
Net realized gain (loss)	—	—	—	(846,497)	—	—	(846,497)
Net change in unrealized appreciation (depreciation)(a)	(50,366)	(14,109,635)	1	(9,205,379)	(1)	(16,229)	(23,381,609)
Purchases	11,034,822	—	—	23,470,320	—	—	34,505,142
Sales	—	—	—	(72,035,679)	—	—	(72,035,679)

Closing Balance, as of December 31, 2018	$10,984,530	$25,231,339	$3	$216,523,332	$2	$(18,256)	$252,720,950

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018(a)	$(50,366)	$(14,109,635)	$1	$(9,077,578)	$(1)	$(18,256)	$(23,255,835)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

30

Schedule of Investments (unaudited) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 21.7%
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.23%, 10/21/28(a)(b)	USD	5,600	$5,576,562
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/21		19,860	19,828,053
ALM XII Ltd., Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.33%, 04/16/27(a)(b)		7,410	7,351,322
ALM XVII Ltd., Series 2015-17A, Class A1AR, (LIBOR USD 3 Month + 0.93%), 3.37%, 01/15/28(a)(b)		3,680	3,649,443
Americredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07%, 12/19/22		12,640	12,630,324
AmeriCredit Automobile Receivables Trust:
Series 2016-3, Class A3, 1.46%, 05/10/21		9,347	9,307,629
Series 2017-1, Class A3, 1.87%, 08/18/21		3,873	3,849,313
Series 2017-4, Class A3, 2.04%, 07/18/22		16,420	16,224,336
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.75%, 07/24/29(a)(b)		4,000	4,003,064
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.40%, 10/15/27(a)(b)		14,523	14,492,843
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.16%, 09/15/26(a)(b)		8,830	8,927,947
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.64%, 04/17/26(a)(b)		14,995	14,973,724
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.47%, 11/17/27(a)(b)		5,400	5,343,238
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1RR, (LIBOR USD 3 Month + 0.68%), 3.29%, 02/17/26(a)(b)		5,684	5,681,823
Atrium XII, Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.30%, 04/22/27(a)(b)		19,400	19,168,094
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.59%, 04/25/26(a)(b)		2,775	2,768,007
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.43%, 07/17/26(a)(b)		2,255	2,249,781
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 05/15/48(b)		3,880	3,837,352
Ballyrock CLO Ltd., Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.59%), 4.03%, 10/15/28(a)(b)		5,000	4,974,859
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 3.22%, 07/18/27(a)(b)		9,500	9,400,190
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (LIBOR USD 3 Month + 1.05%), 3.69%, 11/20/28(a)(b)		13,440	13,349,336
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 05/15/23(b)		16,230	16,261,898
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.81%, 06/15/27		1,998	1,999,424

Security	Par (000)		Value
Asset-Backed Securities (continued)
Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.51%, 03/15/28	USD	17,970	$17,794,654
CarMax Auto Owner Trust:
Series 2014-4, Class C, 2.44%, 11/16/20		3,500	3,498,930
Series 2016-2, Class A3, 1.52%, 02/16/21		5,774	5,738,908
Catamaran CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.37%, 04/22/27(a)(b)		5,400	5,378,341
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.56%, 10/20/28(a)(b)		26,890	26,664,463
Chesapeake Funding II LLC, Series 2018-1A, Class A1, 3.04%, 04/15/30(b)		17,921	17,908,643
CIFC Funding Ltd.(a)(b):
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.59%, 10/17/30		29,185	29,088,573
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.78%), 3.22%, 04/15/27		27,350	27,079,467
CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, 08/15/21		12,524	12,428,948
Credit Acceptance Auto Loan Trust(b):
Series 2016-2A, Class A, 2.42%, 11/15/23		10,933	10,918,397
Series 2017-1A, Class A, 2.56%, 10/15/25		18,130	18,013,540
Series 2018-1A, Class A, 3.01%, 02/16/27		24,947	24,753,277
Series 2018-2A, Class A, 3.47%, 05/17/27		35,490	35,423,705
Drive Auto Receivables Trust:
Series 2017-2, Class B, 2.25%, 06/15/21		1,480	1,478,833
Series 2018-2, Class A3, 2.88%, 06/15/21		18,970	18,948,486
Series 2018-4, Class A3, 3.04%, 11/15/21		3,920	3,913,649
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR, (LIBOR USD 3 Month + 1.43%), 3.87%, 10/15/28(a)(b)		4,712	4,713,133
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.34%, 10/15/27(a)(b)		30,600	30,357,657
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.34%, 04/15/29(a)(b)		14,400	14,237,505
Enterprise Fleet Financing LLC(b):
Series 2016-2, Class A2, 1.74%, 02/22/22		6,646	6,621,596
Series 2016-2, Class A3, 2.04%, 02/22/22		13,010	12,840,265
Series 2017-1, Class A2, 2.13%, 07/20/22		3,664	3,642,057
Series 2017-1, Class A3, 2.60%, 07/20/22		4,260	4,232,155
Series 2018-1, Class A2, 2.87%, 10/20/23		24,420	24,343,258
Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, 10/15/20		10,564	10,515,879
Ford Credit Floorplan Master Owner Trust:
Series 2016-1, Class A1, 1.76%, 02/15/21		12,725	12,700,820
Series 2016-1, Class A2, (LIBOR USD 1 Month + 0.90%), 3.36%, 02/15/21(a)		11,700	11,713,007
Series 2016-3, Class A2, (LIBOR USD 1 Month + 0.62%), 3.08%, 07/15/21(a)		26,285	26,330,872

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (LIBOR USD 1 Month + 1.55%), 4.01%, 03/15/27(a)(b)	USD	16,650	$16,531,092
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.57%, 07/25/27(a)(b)		20,265	20,260,260
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.39%, 04/15/20		6,341	6,315,883
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 03/15/21(b)		1,940	1,932,102
Lendmark Funding Trust, Series 2018-1A, Class A, 3.81%, 12/21/26(b)		18,440	18,405,183
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		9,784	9,739,880
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.59%, 05/15/28(a)(b)		12,180	12,115,580
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, (LIBOR USD 3 Month + 1.26%), 3.73%, 07/20/26(a)(b)		4,268	4,260,481
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.61%, 06/15/28(a)(b)		5,690	5,663,019
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, (LIBOR USD 1 Month + 0.70%), 3.16%, 05/17/21(a)(b)		25,457	25,508,377
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, (LIBOR USD 1 Month + 0.00%), 2.50%, 04/25/57(a)(b)		16,609	16,251,805
Navient Private Education Loan Trust, Series 2014-CTA, Class A, (LIBOR USD 1 Month + 0.70%), 3.16%, 09/16/24(a)(b)		519	519,799
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.00%, 12/15/59(b)		2,872	2,934,924
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (LIBOR USD 3 Month + 0.85%), 3.29%, 01/15/28(a)(b)		3,050	3,019,789
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/57(b)(d)		10,728	10,781,982
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 01/15/21		18,200	18,054,911
Nissan Master Owner Trust Receivables:
Series 2016-A, Class A2, 1.54%, 06/15/21		21,120	20,978,722
Series 2017-B, Class A, (LIBOR USD 1 Month + 0.43%), 2.89%, 04/18/22(a)		40,775	40,763,184
Series 2017-C, Class A, (LIBOR USD 1 Month + 0.32%), 2.78%, 10/17/22(a)		12,800	12,782,177
OCP CLO Ltd., Series 2015-8A, Class A1R, (LIBOR USD 3 Month + 0.85%), 3.30%, 04/17/27(a)(b)		2,500	2,476,004
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24(b)		22,405	22,448,403
OZLM VIII Ltd., Series 2014-8A, Class A1RR, (LIBOR USD 3 Month + 1.17%), 3.63%, 10/17/29(a)(b)		24,210	24,154,562
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.58%, 01/17/31(a)(b)		15,000	14,832,768
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 0.74%), 3.18%, 10/15/25		10,129	10,054,581
Series 2018-5A, Class A1, (LIBOR USD 3 Month + 0.85%), 3.32%, 01/20/27		35,000	34,950,871

Security	Par (000)		Value
Asset-Backed Securities (continued)
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 3.32%, 07/20/27(a)(b)	USD	13,000	$12,872,172
PFS Financing Corp.(b):
Series 2016-BA, Class A, 1.87%, 10/15/21		5,130	5,078,520
Series 2018-B, Class A, 2.89%, 02/15/23		9,430	9,352,572
Recette CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.92%), 3.39%, 10/20/27(a)(b)		10,000	9,967,924
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.55%, 07/20/28(a)(b)		19,235	19,096,981
Regatta VII Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.06%), 3.85%, 12/20/28(a)(b)(c)		23,500	23,500,000
Santander Drive Auto Receivables Trust:
Series 2018-1, Class A3, 2.32%, 08/16/21		6,500	6,480,780
Series 2018-2, Class A3, 2.75%, 09/15/21		22,670	22,612,366
Series 2018-3, Class A2A, 2.78%, 03/15/21		16,828	16,804,133
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.71%, 07/20/30(a)(b)		5,000	4,985,962
SLM Private Credit Student Loan Trust(a):
Series 2004-A, Class A3, (LIBOR USD 3 Month + 0.40%), 3.19%, 06/15/33		1,982	1,963,449
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 3.12%, 03/15/24		3,695	3,680,903
SLM Private Education Loan Trust(b):
Series 2011-A, Class A3, (LIBOR USD 1 Month + 2.50%), 4.96%, 01/15/43(a)		6,092	6,175,242
Series 2011-C, Class A2B, 4.54%, 10/17/44		2,427	2,443,496
Series 2012-A, Class A2, 3.83%, 01/17/45		938	938,379
Series 2013-B, Class A2A, 1.85%, 06/17/30		1,254	1,247,570
Series 2014-A, Class A2B, (LIBOR USD 1 Month + 1.15%), 3.61%, 01/15/26(a)		637	638,415
SLM Student Loan Trust, Series 2013-4, Class A, (LIBOR USD 1 Month + 0.55%), 3.06%, 06/25/43(a)		6,597	6,567,798
SMB Private Education Loan Trust(b):
Series 2015-A, Class A2A, 2.49%, 06/15/27		9,952	9,815,118
Series 2016-A, Class A2A, 2.70%, 05/15/31		6,580	6,580,940
Series 2016-B, Class A2A, 2.43%, 02/17/32		5,493	5,380,379
Series 2018-A, Class A2A, 3.50%, 02/15/36		21,515	21,550,186
Series 2018-B, Class A2B, (LIBOR USD 1 Month + 0.72%), 3.18%, 01/15/37(a)		12,360	12,275,357
SoFi Professional Loan Program LLC(b):
Series 2015-A, Class A1, (LIBOR USD 1 Month + 1.20%), 3.71%, 03/25/33(a)		3,768	3,798,378
Series 2015-D, Class A2, 2.72%, 10/27/36		8,179	8,043,475
Series 2016-A, Class A2, 2.76%, 12/26/36		3,916	3,859,192
Series 2016-C, Class A2B, 2.36%, 12/27/32		3,820	3,743,687
Series 2016-D, Class A2A, 1.53%, 04/25/33		154	153,572
Series 2016-D, Class A2B, 2.34%, 04/25/33		3,440	3,378,944
Series 2016-E, Class A2B, 2.49%, 01/25/36		2,290	2,257,065
Series 2017-C, Class A2A, 1.75%, 07/25/40		4,878	4,839,158
Series 2018-A, Class A2B, 2.95%, 02/25/42		7,770	7,632,286
SoFi Professional Loan Program Trust, Series 2018-D, Class A1FX, 3.12%, 02/25/48(b)		8,405	8,404,161
Soundview Home Loan Trust, Series 2003-2, Class A2, (LIBOR USD 1 Month + 1.30%), 3.81%, 11/25/33(a)		427	438,047
Springleaf Funding Trust(b):
Series 2015-AA, Class A, 3.16%, 11/15/24		2,513	2,509,043
Series 2017-AA, Class A, 2.68%, 07/15/30		8,215	8,074,066

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
TICP CLO I Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.80%), 3.27%, 07/20/27(a)(b)	USD	8,135	$8,055,049
Towd Point Mortgage Trust(b)(d):
Series 2016-3, Class A1, 2.25%, 04/25/56		10,019	9,789,078
Series 2016-4, Class A1, 2.25%, 07/25/56		13,623	13,229,892
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.30%, 04/15/20		3,128	3,111,101
Treman Park CLO Ltd., Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.07%), 3.53%, 10/20/28(a)(b)		50,000	49,683,805
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (LIBOR USD 3 Month + 0.89%), 3.33%, 04/15/29(a)(b)		5,070	5,013,156
Voya CLO Ltd., Series 2014-3A, Class A1R, (LIBOR USD 3 Month + 0.72%), 3.21%, 07/25/26(a)(b)		11,731	11,717,246
Wheels SPV 2 LLC(b):
Series 2016-1A, Class A2, 1.59%, 05/20/25		546	544,195
Series 2017-1A, Class A2, 1.88%, 04/20/26		2,252	2,234,564

Total Asset-Backed Securities — 21.7% (Cost: $1,360,741,786)			1,353,381,721

Corporate Bonds — 38.6%

Aerospace & Defense — 0.8%
Northrop Grumman Corp., 2.55%, 10/15/22		20,000	19,353,057
United Technologies Corp.:
3.35%, 08/16/21		9,620	9,593,970
3.65%, 08/16/23		19,135	19,060,024

			48,007,051

Airlines — 0.5%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(b)		5,368	5,408,468
Continental Airlines Pass-Through Trust, Series 2000-1, Class B, 8.39%, 11/01/20		2	1,906
Delta Air Lines Pass-Through Trust, Series 2012-1, Class B, 6.88%, 05/07/19(b)		1,705	1,727,069
Delta Air Lines, Inc.:
2.88%, 03/13/20		6,535	6,491,586
2.60%, 12/04/20		6,980	6,863,524
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 11/20/21		600	608,306
US Airways Pass-Through Trust, Series 2012-1, Class B, 8.00%, 10/01/19		4,261	4,398,969
Virgin Australia Pass-Through Trust(b):
Series 2013-1, Class B, 6.00%, 10/23/20		2,638	2,675,820
Series 2013-1A, Class A, 5.00%, 10/23/23		2,237	2,265,151

			30,440,799

Auto Components — 0.1%
ZF North America Capital, Inc.(b):
4.00%, 04/29/20		5,894	5,867,276
4.50%, 04/29/22		2,431	2,374,635

			8,241,911

Automobiles — 1.1%(b)
Daimler Finance North America LLC:
1.50%, 07/05/19		10,665	10,559,958
2.70%, 08/03/20		5,625	5,553,633

Security	Par (000)		Value
Automobiles (continued)
Hyundai Capital America:
2.50%, 03/18/19	USD	565	$564,306
1.75%, 09/27/19		4,460	4,403,135
2.55%, 04/03/20		4,680	4,619,371
Nissan Motor Acceptance Corp.:
2.25%, 01/13/20		12,670	12,488,760
2.13%, 03/03/20		9,045	8,897,432
Volkswagen Group of America Finance LLC:
2.40%, 05/22/20		6,500	6,398,946
4.00%, 11/12/21		12,570	12,562,194

			66,047,735

Banks — 9.3%
Australia & New Zealand Banking Group Ltd., 2.25%, 11/09/20		7,750	7,627,843
Bancolombia SA, 5.95%, 06/03/21		11,615	12,021,525
Bank of America Corp.:
5.49%, 03/15/19		4,700	4,721,329
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		12,225	12,006,228
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(a)		3,500	3,446,887
2.50%, 10/21/22		13,800	13,287,040
3.30%, 01/11/23		27,815	27,393,854
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(a)		5,690	5,534,055
Bank of Montreal:
1.50%, 07/18/19		19,600	19,452,760
1.75%, 09/11/19		6,875	6,813,320
Banque Federative du Credit Mutuel SA, 2.70%, 07/20/22(b)		10,665	10,333,477
Barclays Bank plc, 2.65%, 01/11/21		6,000	5,874,767
Barclays plc:
3.25%, 01/12/21		6,845	6,703,295
(LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/23(a)		22,420	22,230,801
BB&T Corp., 3.20%, 09/03/21		6,085	6,079,025
Capital One Bank USA NA, 2.30%, 06/05/19		8,010	7,982,880
Capital One NA:
1.85%, 09/13/19		4,020	3,975,989
2.35%, 01/31/20		7,215	7,123,529
Citigroup, Inc.:
2.75%, 04/25/22		2,760	2,680,992
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(a)		500	491,125
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		11,910	11,525,647
Citizens Bank NA:
2.50%, 03/14/19		8,265	8,257,113
2.25%, 03/02/20		5,665	5,604,353
2.20%, 05/26/20		7,192	7,088,953
2.25%, 10/30/20		21,055	20,655,802
2.55%, 05/13/21		4,975	4,865,944
Commonwealth Bank of Australia, 2.05%, 09/18/20(b)		4,575	4,486,895
Cooperatieve Rabobank UA, 3.88%, 09/26/23(b)		12,770	12,814,188
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20		23,300	23,072,116
Discover Bank, 3.35%, 02/06/23		5,225	5,085,803
HSBC Holdings plc, (LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(a)		16,480	16,128,276
Huntington National Bank (The):
2.38%, 03/10/20		8,680	8,595,930
2.88%, 08/20/20		11,820	11,743,172

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
ING Groep NV:
3.15%, 03/29/22	USD	4,740	$4,660,556
4.10%, 10/02/23		8,265	8,259,979
Intesa Sanpaolo SpA, 3.38%, 01/12/23(b)		2,360	2,186,190
JPMorgan Chase & Co.:
2.20%, 10/22/19		25,765	25,548,886
2.75%, 06/23/20		7,000	6,959,879
(LIBOR USD 3 Month + 0.61%), 3.41%, 06/18/22(a)		13,095	12,951,083
2.97%, 01/15/23		2,140	2,086,455
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)		12,940	12,547,222
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		5,865	5,820,643
(LIBOR USD 3 Month + 0.89%), 3.37%, 07/23/24(a)		12,630	12,339,780
KeyBank NA, 2.25%, 03/16/20		9,420	9,319,908
Lloyds Banking Group plc, 4.50%, 11/04/24		8,560	8,265,754
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21		3,872	3,833,099
3.54%, 07/26/21		2,005	2,012,536
Mitsubishi UFJ Trust & Banking Corp., 2.45%, 10/16/19(b)		9,090	9,038,176
Mizuho Bank Ltd., 2.65%, 09/25/19(b)		7,000	6,975,395
Nordea Bank AB, 2.25%, 05/27/21(b)		6,425	6,264,243
Santander Holdings USA, Inc.:
4.45%, 12/03/21		16,970	17,264,016
3.70%, 03/28/22		5,480	5,381,892
3.40%, 01/18/23		860	825,299
Santander UK Group Holdings plc:
3.57%, 01/10/23		1,715	1,641,576
(LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/24(a)		3,715	3,524,893
Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20		10,200	10,118,824
Sumitomo Mitsui Financial Group, Inc., 2.85%, 01/11/22		15,220	14,940,321
SunTrust Bank, (LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(a)		19,125	19,147,862
SunTrust Banks, Inc., 2.70%, 01/27/22		10,105	9,855,289
Svenska Handelsbanken AB, 3.35%, 05/24/21		6,075	6,071,692
UBS Group Funding Switzerland AG(b):
2.65%, 02/01/22		3,100	3,000,415
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		5,810	5,587,974
US Bank NA, 2.13%, 10/28/19		7,085	7,034,942
Wells Fargo & Co.:
2.13%, 04/22/19		6,309	6,290,373
3.07%, 01/24/23		1,855	1,806,629

			577,266,694

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23		12,665	12,314,795
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23(b)		6,460	6,437,639

			18,752,434

Biotechnology — 0.2%
AbbVie, Inc.:
2.90%, 11/06/22		1,945	1,892,543
3.75%, 11/14/23		6,545	6,511,917
Gilead Sciences, Inc., 2.50%, 09/01/23		2,915	2,812,073

			11,216,533

Capital Markets — 2.7%
Credit Suisse AG, 2.30%, 05/28/19		11,930	11,894,688

Security	Par (000)		Value
Capital Markets (continued)
Credit Suisse Group AG, 3.57%, 01/09/23(b)	USD	14,810	$14,447,619
Deutsche Bank AG, 4.25%, 02/04/21		11,560	11,392,565
Goldman Sachs Group, Inc. (The):
2.60%, 04/23/20		11,060	10,951,821
3.00%, 04/26/22		23,300	22,564,728
3.20%, 02/23/23		14,340	13,909,286
Moody’s Corp.:
2.75%, 12/15/21		1,135	1,113,091
2.63%, 01/15/23		5,085	4,854,305
Morgan Stanley:
2.38%, 07/23/19		9,975	9,931,648
2.80%, 06/16/20		25,000	24,837,612
2.75%, 05/19/22		19,750	19,214,391
(LIBOR USD 3 Month + 0.93%), 3.40%, 07/22/22(a)		12,585	12,408,360
3.13%, 01/23/23		2,210	2,159,047
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(a)		8,250	8,179,745

			167,858,906

Chemicals — 0.5%
Dow Chemical Co. (The), 4.25%, 11/15/20		3,426	3,486,913
DowDuPont, Inc., 3.77%, 11/15/20		28,655	28,929,721

			32,416,634

Consumer Finance — 2.8%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		3,540	3,548,423
4.50%, 05/15/21		5,770	5,786,652
3.95%, 02/01/22		7,750	7,613,885
3.50%, 05/26/22		3,605	3,495,257
American Express Co.:
2.20%, 10/30/20		10,315	10,128,849
2.50%, 08/01/22		11,065	10,679,714
Capital One Financial Corp., 2.40%, 10/30/20		4,420	4,327,261
Caterpillar Financial Services Corp., 3.15%, 09/07/21		2,865	2,872,549
Ford Motor Credit Co. LLC:
2.26%, 03/28/19		14,240	14,199,153
1.90%, 08/12/19		3,450	3,416,056
2.60%, 11/04/19		17,070	16,881,609
3.34%, 03/18/21		13,285	12,890,603
3.81%, 10/12/21		5,346	5,192,004
3.34%, 03/28/22		1,772	1,672,611
4.14%, 02/15/23		9,830	9,343,515
General Motors Financial Co., Inc.:
2.40%, 05/09/19		2,525	2,515,510
3.70%, 11/24/20		7,720	7,688,785
3.20%, 07/06/21		22,310	21,792,548
4.20%, 11/06/21		4,325	4,323,054
3.25%, 01/05/23		6,885	6,483,755
4.15%, 06/19/23		4,600	4,482,015
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/20(b)		4,440	4,371,444
John Deere Capital Corp., 2.35%, 01/08/21		2,380	2,347,373
Synchrony Financial, 2.60%, 01/15/19		6,785	6,782,688

			172,835,313

Containers & Packaging — 0.0%
WestRock Co., 3.75%, 03/15/25(b)		2,210	2,168,551

Diversified Financial Services — 0.2%
AIG Global Funding, 1.95%, 10/18/19(b)		1,255	1,245,669
AXA Equitable Holdings, Inc., 3.90%, 04/20/23(b)		1,275	1,259,201

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	USD	12,625	$12,183,823

			14,688,693

Diversified Telecommunication Services — 0.8%
AT&T, Inc.:
2.80%, 02/17/21		14,000	13,825,135
3.80%, 03/15/22		12,450	12,504,283
3.60%, 02/17/23		21,000	20,869,869

			47,199,287

Electric Utilities — 1.5%
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		8,085	8,134,874
American Electric Power Co., Inc.:
2.15%, 11/13/20		10,525	10,315,070
Series I, 3.65%, 12/01/21		5,295	5,334,769
Series F, 2.95%, 12/15/22		4,155	4,074,242
Duke Energy Corp., 3.95%, 10/15/23		8,435	8,511,114
Emera US Finance LP, 2.15%, 06/15/19		4,965	4,924,407
Enel Finance International NV, 4.25%, 09/14/23(b)		16,815	16,441,474
Exelon Corp., 2.45%, 04/15/21		4,890	4,782,601
FirstEnergy Corp., Series A, 2.85%, 07/15/22		4,346	4,235,729
ITC Holdings Corp., 2.70%, 11/15/22		2,180	2,107,138
NextEra Energy Capital Holdings, Inc., Series H, 3.34%, 09/01/20		16,535	16,567,805
Pacific Gas & Electric Co., 4.25%, 08/01/23(b)		8,505	7,880,501
Virginia Electric & Power Co., 5.00%, 06/30/19		3,320	3,345,561

			96,655,285

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.20%, 04/01/20		6,520	6,423,511

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22		6,130	5,881,106

Entertainment — 0.0%
Warner Media LLC, 4.70%, 01/15/21		2,860	2,932,729

Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.50%, 01/31/23		3,070	3,017,114
Crown Castle International Corp.:
4.88%, 04/15/22		5,465	5,623,394
3.20%, 09/01/24		3,205	3,040,600
Nationwide Health Properties, Inc., 6.59%, 07/07/38		1,400	1,641,600

			13,322,708

Food & Staples Retailing — 0.4%
Walgreen Co., 3.10%, 09/15/22		5,780	5,638,400
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		18,639	18,532,624

			24,171,024

Food Products — 0.6%
Conagra Brands, Inc., (LIBOR USD 3 Month + 0.75%), 3.22%, 10/22/20(a)		12,485	12,449,927
General Mills, Inc.:
(LIBOR USD 3 Month + 0.54%), 2.98%, 04/16/21(a)		11,675	11,493,897
3.70%, 10/17/23		2,275	2,261,726
Wm Wrigley Jr Co., 3.38%, 10/21/20(b)		8,820	8,844,724

			35,050,274

Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, 2.90%, 11/30/21		14,335	14,210,466

Security	Par (000)		Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co.:
2.68%, 12/15/19	USD	25,000	$24,762,274
2.40%, 06/05/20		6,145	6,049,099
Stryker Corp., 2.00%, 03/08/19		4,710	4,702,604

			49,724,443

Health Care Providers & Services — 0.9%
Aetna, Inc., 2.20%, 03/15/19		1,465	1,462,866
Anthem, Inc., 3.13%, 05/15/22		2,685	2,645,545
CVS Health Corp.:
2.80%, 07/20/20		15,089	14,952,854
3.70%, 03/09/23		36,635	36,242,827

			55,304,092

Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20		4,525	4,583,344
Marriott International, Inc.:
3.00%, 03/01/19		4,315	4,309,490
2.88%, 03/01/21		2,620	2,583,638

			11,476,472

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC, 5.20%, 10/01/19		4,600	4,659,250

Insurance — 0.7%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		73	97,408
American International Group, Inc.:
3.38%, 08/15/20		3,952	3,960,888
6.40%, 12/15/20		1,965	2,075,020
4.88%, 06/01/22		500	518,764
Aon plc, 2.80%, 03/15/21		3,789	3,747,745
AXIS Specialty Finance plc, 2.65%, 04/01/19		13,545	13,517,391
Hartford Financial Services Group, Inc. (The), 5.13%, 04/15/22		4,423	4,636,514
Marsh & McLennan Cos., Inc., 2.35%, 03/06/20		7,145	7,081,654
Pricoa Global Funding I, 2.45%, 09/21/22(b)		4,090	3,952,863
Willis North America, Inc., 3.60%, 05/15/24		3,827	3,736,530
Willis Towers Watson plc, 5.75%, 03/15/21		2,206	2,307,045

			45,631,822

Interactive Media & Services — 0.3%
Baidu, Inc.:
2.75%, 06/09/19		10,000	9,984,850
2.88%, 07/06/22		8,205	7,960,040

			17,944,890

IT Services — 0.2%
IBM Credit LLC, 3.45%, 11/30/20		9,665	9,714,970
Total System Services, Inc., 3.75%, 06/01/23		4,640	4,602,252

			14,317,222

Media — 1.9%
Charter Communications Operating LLC:
3.58%, 07/23/20		13,200	13,185,769
4.46%, 07/23/22		7,925	8,001,124
Comcast Corp., 3.30%, 10/01/20		35,070	35,204,137
Cox Communications, Inc.(b):
3.25%, 12/15/22		9,345	9,129,243
3.15%, 08/15/24		8,155	7,845,139
Discovery Communications LLC:
4.38%, 06/15/21		3,695	3,760,132
3.30%, 05/15/22		10,000	9,803,103
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		4,490	4,495,560
3.75%, 10/01/21		1,545	1,554,638

5

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Sky plc, 2.63%, 09/16/19(b)	USD	22,885	$22,712,237
Time Warner Cable LLC:
8.75%, 02/14/19		3,000	3,016,750
8.25%, 04/01/19		1,845	1,865,705

			120,573,537

Metals & Mining — 0.0%
Anglo American Capital plc, 4.13%, 04/15/21(b)		2,221	2,213,382
Vale Overseas Ltd., 4.38%, 01/11/22		856	866,700

			3,080,082

Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co., 2.38%, 01/15/21		2,100	2,071,290
CenterPoint Energy, Inc.:
3.60%, 11/01/21		4,355	4,364,101
2.50%, 09/01/22		5,150	4,925,505
Dominion Energy, Inc., 2.52%, 07/01/20		2,525	2,485,487
DTE Energy Co., Series D, 3.70%, 08/01/23		4,690	4,657,162
Sempra Energy:
1.63%, 10/07/19		7,405	7,302,632
(LIBOR USD 3 Month + 0.50%), 2.94%, 01/15/21(a)		6,185	6,081,128
WEC Energy Group, Inc., 3.38%, 06/15/21		6,505	6,500,917

			38,388,222

Oil, Gas & Consumable Fuels — 3.5%
Andeavor Logistics LP:
6.25%, 10/15/22		2,658	2,711,160
3.50%, 12/01/22		4,885	4,751,705
Apache Corp.:
3.63%, 02/01/21		1,361	1,358,674
3.25%, 04/15/22		4,456	4,364,306
BP Capital Markets America, Inc., 3.79%, 02/06/24		3,060	3,093,016
Canadian Natural Resources Ltd., 2.95%, 01/15/23		10,797	10,320,247
Continental Resources, Inc., 4.50%, 04/15/23		28,309	27,861,071
Devon Energy Corp., 3.25%, 05/15/22		17,830	17,374,447
Enbridge Energy Partners LP, 5.20%, 03/15/20		5,330	5,443,941
Enbridge, Inc., 2.90%, 07/15/22		530	512,914
Encana Corp., 3.90%, 11/15/21		15,336	15,348,964
Energy Transfer Operating LP:
4.15%, 10/01/20		21,449	21,578,447
3.60%, 02/01/23		2,900	2,793,936
Enterprise Products Operating LLC, 3.35%, 03/15/23		6,020	5,937,767
EOG Resources, Inc., 2.45%, 04/01/20		5,680	5,624,957
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21		3,485	3,474,281
Kinder Morgan, Inc.:
5.00%, 02/15/21(b)		7,000	7,171,603
3.15%, 01/15/23		12,893	12,528,601
MPLX LP, 3.38%, 03/15/23		3,720	3,610,771
Pioneer Natural Resources Co., 3.45%, 01/15/21		6,340	6,320,970
Spectra Energy Partners LP, 4.75%, 03/15/24		1,710	1,757,328
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20		3,000	3,057,799
Sunoco LP, 4.88%, 01/15/23		860	838,500
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		5,740	5,519,848
TransCanada PipeLines Ltd., 3.75%, 10/16/23		6,590	6,566,054
Williams Cos., Inc. (The):
4.00%, 11/15/21		4,650	4,668,085
3.60%, 03/15/22		18,539	18,190,651
3.70%, 01/15/23		7,000	6,828,572

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The): (continued)
4.55%, 06/24/24	USD	6,305	$6,366,220

			215,974,835

Pharmaceuticals — 2.3%
Allergan Finance LLC, 3.25%, 10/01/22		6,133	5,996,360
Allergan Funding SCS, 3.45%, 03/15/22		46,113	45,377,159
Bayer US Finance LLC, 2.38%, 10/08/19(b)		5,435	5,391,556
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		42,468	41,872,845
2.40%, 09/23/21		31,125	30,097,371
2.88%, 09/23/23		10,855	10,261,417
Takeda Pharmaceutical Co. Ltd., 3.80%, 11/26/20(b)		4,355	4,381,272

			143,377,980

Real Estate Management & Development — 0.1%
Unique Pub Finance Co. plc (The):
Series A3, 6.54%, 03/30/21	GBP	2,054	2,718,099
Series M, 7.40%, 03/28/24		4,920	6,832,107

			9,550,206

Road & Rail — 1.0%
CSX Corp., 3.70%, 10/30/20	USD	5,920	5,981,991
Park Aerospace Holdings Ltd., 5.25%, 08/15/22(b)		3,610	3,492,675
Penske Truck Leasing Co. LP(b):
3.05%, 01/09/20		20,121	20,035,166
3.30%, 04/01/21		7,930	7,876,157
3.38%, 02/01/22		4,759	4,705,874
4.25%, 01/17/23		3,235	3,283,731
2.70%, 03/14/23		5,501	5,248,332
Ryder System, Inc.:
2.65%, 03/02/20		5,675	5,622,757
2.88%, 09/01/20		2,250	2,232,072
3.75%, 06/09/23		4,735	4,705,901

			63,184,656

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc., 2.85%, 03/12/20		2,115	2,107,571
Broadcom Corp., 2.38%, 01/15/20		12,455	12,299,451
Lam Research Corp.:
2.75%, 03/15/20		7,863	7,789,117
2.80%, 06/15/21		25,240	24,958,888
NXP BV(b):
4.13%, 06/15/20		14,930	14,860,576
4.13%, 06/01/21		22,520	22,238,500
4.63%, 06/15/22		3,820	3,762,700
3.88%, 09/01/22		10,404	9,987,840
QUALCOMM, Inc.:
3.00%, 05/20/22		3,900	3,836,831
2.60%, 01/30/23		14,455	13,910,381
Xilinx, Inc., 2.13%, 03/15/19		6,220	6,206,111

			121,957,966

Software — 0.1%
CA, Inc., 3.60%, 08/15/22		3,655	3,568,052

Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		8,000	8,020,714
NetApp, Inc., 2.00%, 09/27/19		7,825	7,739,117
Xerox Corp., 3.50%, 08/20/20		8,620	8,362,978

			24,122,809

Tobacco — 0.6%
BAT Capital Corp., 2.76%, 08/15/22		20,765	19,612,951
BAT International Finance plc, 3.25%, 06/07/22(b)		545	524,026

6

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Tobacco (continued)
Reynolds American, Inc.:
6.88%, 05/01/20	USD	7,889	$8,209,075
3.25%, 06/12/20		6,460	6,420,328

			34,766,380

Trading Companies & Distributors — 0.5%
Air Lease Corp.:
3.38%, 01/15/19		895	894,920
2.63%, 07/01/22		8,375	7,938,694
Aviation Capital Group LLC, 2.88%, 01/20/22(b)		7,310	7,073,305
International Lease Finance Corp.:
5.88%, 04/01/19		11,255	11,300,910
4.63%, 04/15/21		5,702	5,756,364

			32,964,193

Wireless Telecommunication Services — 0.2%
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21		2,162	2,135,160
4.74%, 03/20/25		8,110	7,957,938

			10,093,098

Total Corporate Bonds — 38.6% (Cost: $2,426,596,022)			2,402,237,385

Foreign Government Obligations — 2.6%

Brazil — 0.2%
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(b)		11,000	11,000,000

Chile — 0.1%
Empresa Nacional del Petroleo, 5.25%, 08/10/20(b)		6,150	6,216,420

Cyprus — 0.4%
Republic of Cyprus:
4.75%, 06/25/19	EUR	9,815	11,510,369
4.63%, 02/03/20(b)		8,454	10,169,413

			21,679,782

Italy — 1.9%
Republic of Italy:
4.25%, 02/01/19(b)		13,000	14,934,698
4.50%, 03/01/19		65,525	75,571,966
0.10%, 04/15/19		25,800	29,548,525

			120,055,189

Total Foreign Government Obligations — 2.6% (Cost: $160,611,399)			158,951,391

Security	Shares		Value

Investment Companies — 2.0%(j)
iShares Short Maturity Bond ETF	EUR	1,180,000	$58,823,000
iShares Short-Term Corporate Bond ETF		1,300,000	67,132,000

Total Investment Companies — 2.0% (Cost: $126,090,280)			125,955,000

Security	Par (000)		Value

Municipal Bonds — 0.3%
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23	USD	13,915	13,204,361
Series 2012E, RB, 3.72%, 12/01/23		8,400	8,300,544

Total Municipal Bonds — 0.3% (Cost: $21,247,468)			21,504,905

Non-Agency Mortgage-Backed Securities — 13.5%

Collateralized Mortgage Obligations — 1.9%
Apollo Trust, Series 2009-1, Class A3, 3.18%, 10/03/40(d)	AUD	551	388,507
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 4.68%, 11/25/33(d)	USD	468	468,620
Bear Stearns ARM Trust, Series 2004-5, Class 2A, 4.38%, 07/25/34(d)		577	571,961
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.54%, 12/25/35(b)(d)(j)		19	16,361
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 3.05%, 02/25/35(d)		394	372,768
Series 2005-17, Class 1A6, 5.50%, 09/25/35		964	944,983
Series 2005-HYB8, Class 2A1, 4.17%, 12/20/35(d)		1,110	952,108
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 4.57%, 02/25/35(d)		174	174,047
Gosforth Funding plc, Series 2018-1A, Class A1, 3.14%, 08/25/60(b)(d)		13,998	13,997,375
JPMorgan Mortgage Trust(b)(d):
Series 2016-2, Class A1, 2.75%, 06/25/46		16,184	16,041,743
Series 2017-1, Class A4, 3.50%, 01/25/47		16,062	15,897,261
Series 2017-3, Class 1A6, 3.00%, 08/25/47		13,407	12,963,207

7

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
MortgageIT Trust, Series 2004-1, Class A1, 3.29%, 11/25/34(d)	USD	1,253	$1,219,869
National RMBS Trust, Series 2012-2, Class A1, 3.10%, 06/20/44(d)	AUD	1,135	801,862
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 09/25/56(b)(d)	USD	3,347	3,300,982
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 2.82%, 07/15/58(b)(d)		16,640	16,642,743
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, 11/25/57		11,620	11,649,752
Sequoia Mortgage Trust(b)(d):
Series 2017-CH1, Class A2, 3.50%, 08/25/47		10,810	10,739,360
Series 2017-CH2, Class A10, 4.00%, 12/25/47		5,465	5,483,728
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.49%, 09/25/34(d)		877	810,039
TORRENS Trust, Series 2013-1, Class A, 2.86%, 04/12/44(d)	AUD	6,288	4,420,999
Walsh Acceptance, Series 1997-2, Class A, 4.38%, 03/01/27(b)(c)(d)	USD	6	1,740

			117,860,015
Commercial Mortgage-Backed Securities — 11.5%
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/32(b)(d)		16,080	16,245,729
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 3.31%, 09/15/34(b)(d)		12,495	12,432,940
Bear Stearns Commercial Mortgage Securities Trust(d):
Series 2004-PWR4, Class F, 6.00%, 06/11/41(b)		2,500	2,516,765
Series 2005-PW10, Class AJ, 5.59%, 12/11/40		20,520	21,183,115
Series 2005-PW10, Class B, 5.61%, 12/11/40		13,697	13,982,459
BX Commercial Mortgage Trust, Series 2018-IND, Class A, 3.21%, 11/15/35(b)(d)		5,991	5,953,610
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 3.53%, 10/15/34(b)		12,989	13,071,572
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 3.25%, 07/15/32(b)(d)		5,940	5,884,472
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 09/10/45		15,000	14,934,600
Series 2013-375P, Class A, 3.25%, 05/10/35(b)		9,460	9,444,383
CLNS Trust, Series 2017-IKPR, Class A, 3.20%, 06/11/32(b)(d)		21,360	21,226,412
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%, 05/15/45		9,571	9,587,049
Series 2013-CR10, Class ASB, 3.80%, 08/10/46		3,106	3,161,760
Series 2013-CR12, Class A4, 4.05%, 10/10/46		15,633	16,146,325
Series 2013-CR13, Class A4, 4.19%, 11/10/46(d)		4,515	4,692,122
Series 2014-CR15, Class ASB, 3.60%, 02/10/47		6,004	6,068,688
Series 2014-PAT, Class A, 3.19%, 08/13/27(b)(d)		14,450	14,437,481
Series 2014-UBS3, Class ASB, 3.37%, 06/10/47		20,140	20,296,874
Series 2014-UBS5, Class ASB, 3.55%, 09/10/47		7,340	7,430,666
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		1,800	1,814,026
Series 2015-CR22, Class A3, 3.21%, 03/10/48		28,180	28,342,613
Series 2015-CR23, Class A2, 2.85%, 05/10/48		16,620	16,541,465
Series 2015-CR24, Class ASB, 3.45%, 08/10/48		7,580	7,655,607
Series 2015-LC21, Class A2, 2.98%, 07/10/48		32,452	32,397,199

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 02/10/34(b)	USD	22,521	$22,448,240
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class ASB, 3.35%, 04/15/50		13,700	13,742,863
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 3.29%, 06/15/35(b)(d)		8,360	8,257,094
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)		8,477	8,779,658
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/34(b)		10,000	9,968,550
Great Wolf Trust, Series 2017-WOLF, Class A, 3.46%, 09/15/34(b)(d)		5,980	5,875,761
GS Mortgage Securities Corp. Trust(b):
Series 2012-ALOH, Class A, 3.55%, 04/10/34		17,000	17,134,162
Series 2018-FBLU, Class A, 3.41%, 11/15/35(d)		12,230	12,178,451
GS Mortgage Securities Trust:
Series 2012-GC6, Class A3, 3.48%, 01/10/45		11,008	11,126,210
Series 2013-GC13, Class AAB, 3.72%, 07/10/46(d)		7,563	7,656,907
Series 2014-GC24, Class AAB, 3.65%, 09/10/47		9,620	9,753,647
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 3.24%, 05/08/30(b)(d)		9,230	9,094,008
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB, 3.66%, 09/15/47		6,780	6,845,110
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-CB7, Class F, 5.69%, 01/12/38(b)(d)		2,573	2,600,314
Series 2007-CB18, Class AMFL, 2.59%, 06/12/47(d)		64	63,801
Series 2012-HSBC, Class A, 3.09%, 07/05/32(b)		9,934	9,897,904
Series 2018-WPT, Class AFX, 4.25%, 07/05/33(b)		7,070	7,340,333
LMREC, Inc., Series 2015-CRE1, Class AR, 3.48%, 02/22/32(b)(d)		5,000	4,981,491
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32(b)		16,255	16,426,718
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.66%, 05/15/46		5,206	5,134,193
Series 2014-C18, Class ASB, 3.62%, 10/15/47		9,900	10,065,982
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,600	5,598,538
Series 2014-C19, Class ASB, 3.33%, 12/15/47		7,950	8,009,198
Series 2015-C23, Class A2, 2.98%, 07/15/50		25,100	24,969,427
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 5.95%, 06/11/42(d)		5,461	5,826,757
Series 2012-C4, Class A4, 3.24%, 03/15/45		12,941	12,912,397
Series 2014-CPT, Class A, 3.35%, 07/13/29(b)		9,000	9,024,822
Series 2014-MP, Class A, 3.47%, 08/11/33(b)		4,215	4,264,968
Series 2018-BOP, Class A, 3.31%, 08/15/33(b)(d)		3,810	3,760,872

8

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.41%, 06/15/35(b)(d)	USD	6,510	$6,429,575
RAIT Trust, Series 2017-FL7, Class A, 3.41%, 06/15/37(b)(d)		2,474	2,473,174
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 05/10/45		4,445	4,472,248
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB, 2.79%, 04/10/46		6,847	6,816,091
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/30(b)		17,196	17,046,378
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.81%, 06/15/29(b)(d)		16,745	16,712,269
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class ASB, 3.48%, 08/15/50		11,680	11,749,283
Series 2015-C28, Class ASB, 3.31%, 05/15/48		4,986	5,023,396
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		8,810	8,938,556
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44		13,691	13,834,115
Series 2012-C10, Class ASB, 2.45%, 12/15/45		16,412	16,198,505
Series 2012-C6, Class A4, 3.44%, 04/15/45		1,970	1,980,026
Series 2014-C21, Class ASB, 3.39%, 08/15/47		14,690	14,826,598
Series 2014-C21, Class ASBF, 3.02%, 08/15/47(b)(d)		3,800	3,797,611
Series 2014-C24, Class ASB, 3.32%, 11/15/47		10,315	10,404,099

			719,888,232

Interest Only Commercial Mortgage-Backed Securities — 0.1%(d)
Commercial Mortgage Trust, Series 2015-CR23, Class XA, 0.96%, 05/10/48		39,851	1,552,521
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 02/10/34(b)		99,250	2,027,453
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, 0.80%, 12/15/49		45,331	1,721,856

			5,301,830

Total Non-Agency Mortgage-Backed Securities — 13.5% (Cost: $858,521,332)			843,050,077

U.S. Government Sponsored Agency Securities — 8.2%

Collateralized Mortgage Obligations — 2.1%
Federal Home Loan Mortgage Corp.:
Series 4569, Class JA, 3.00%, 03/15/42		16,538	16,522,677
Series 4459, Class BN, 3.00%, 08/15/43		10,678	10,614,629
Series 3710, Class MG, 4.00%, 08/15/25(e)		1,199	1,248,746
Series 3986, Class M, 4.50%, 09/15/41		3,254	3,404,169
Series 3959, Class MA, 4.50%, 11/15/41		2,754	2,897,781
Series 1165, Class LD, 7.00%, 11/15/21		43	44,454
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a):
Series 2017-HQA3, Class M1, (LIBOR USD 1 Month + 0.55%), 3.06%, 04/25/30		2,059	2,054,902
Series 2017-DNA2, Class M1, (LIBOR USD 1 Month + 1.20%), 3.71%, 10/25/29		22,097	22,216,822
Federal National Mortgage Association:
Series 2011-48, Class MG, 4.00%, 06/25/26(e)		2,045	2,132,803
Series 2011-84, Class MG, 4.00%, 09/25/26(e)		2,769	2,829,064

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association: (continued)
Series 2014-48, Class AB, 4.00%, 10/25/40	USD	8,218	$8,387,109
Federal National Mortgage Association Variable Rate Notes:
Series 1997-20, Class FB, 2.47%, 03/25/27(f)		133	132,124
Series 2017-C04, Class 2M1, (LIBOR USD 1 Month + 0.85%), 3.36%, 11/25/29(a)		11,154	11,153,719
Series 2014-C02, Class 1M1, (LIBOR USD 1 Month + 0.95%), 3.46%, 05/25/24(a)		411	410,933
Series 2017-C02, Class 2M1, (LIBOR USD 1 Month + 1.15%), 3.66%, 09/25/29(a)		8,587	8,606,253
Government National Mortgage Association:
Series 2018-36, Class AM, 3.00%, 07/20/45		28,600	28,508,415
Series 2013-131, Class PA, 3.50%, 06/16/42		6,301	6,407,809

			127,572,409

Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp.:
Series KP03, Class A2, 1.78%, 07/25/19		1,797	1,786,062
Series KJ05, Class A2, 2.16%, 10/25/21		11,543	11,373,610
Series KIR2, Class A1, 2.75%, 03/25/27		8,224	8,140,240

			21,299,912

Interest Only Commercial Mortgage-Backed Securities — 0.1%(f)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K718, Class X1, 0.62%, 01/25/22		12,365	197,843
Series K044, Class X1, 0.75%, 01/25/25		54,155	2,015,330
Series KW01, Class X1, 0.97%, 01/25/26		46,779	2,574,202
Federal National Mortgage Association ACES Variable Rate Notes, Series 2013-M5, Class X2, 2.18%, 01/25/22		21,116	641,588
Government National Mortgage Association Variable Rate Notes, Series 2012-120, 0.78%, 02/16/53		26,154	1,264,686

			6,693,649

Mortgage-Backed Securities — 5.7%
Federal Home Loan Mortgage Corp.:
2.50%, 11/01/27		21,912	21,668,000
3.00%, 01/15/34(g)		41,000	40,854,910
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%), 2.95%, 10/01/45(a)		5,835	5,857,937
Federal National Mortgage Association:
2.50%, 12/01/27 - 04/01/32		51,260	50,207,535
2.50%, 01/25/34(g)		51,132	49,934,592
3.00%, 12/01/26 - 12/01/33		118,350	118,142,525
4.00%, 04/01/26 - 06/01/32		2,656	2,723,592
4.00%, 01/25/34(g)		17,600	18,015,250
4.50%, 01/25/34(g)		10,490	10,680,131
5.00%, 04/01/21		1	627
5.50%, 06/01/20 - 10/01/21		240	244,239
6.50%, 04/01/21		24	24,295
Federal National Mortgage Association Variable Rate Notes(a):
(LIBOR USD 12 Month + 1.59%), 2.87%, 09/01/45		12,391	12,467,282
(LIBOR USD 12 Month + 1.59%), 2.90%, 11/01/45		1,010	1,015,987
(LIBOR USD 12 Month + 1.59%), 3.14%, 06/01/45		13,333	13,427,513

9

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association Variable Rate Notes(a): (continued)
(LIBOR USD 12 Month + 1.73%), 3.30%, 09/01/42	USD	8,770	$8,914,850

			354,179,265

Total U.S. Government Sponsored Agency Securities — 8.2% (Cost: $511,986,680)			509,745,235

U.S. Treasury Obligations — 11.9%
U.S. Treasury Notes:
1.75%, 09/30/19 - 11/30/19		201,500	200,015,664
1.00%, 10/15/19 - 11/30/19		163,000	160,694,492
1.25%, 10/31/19		382,500	378,181,936

Total U.S. Treasury Obligations — 11.9% (Cost: $738,596,516)			738,892,092

Total Long-Term Investments — 98.8% (Cost: $6,204,391,483)			6,153,717,806

Short-Term Securities — 2.3%

Foreign Government Obligations — 0.5%

Italy — 0.5%
Republic of Italy Treasury Bills, 0.05%, 01/31/19(h)	EUR	26,195	30,017,663

Total Foreign Government Obligations — 0.5% (Cost: $30,284,269)			30,017,663

	Shares

Money Market Funds — 0.5%(i)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(j)		30,271,360	30,271,360

Security	Shares	Value
Money Market Funds (continued)
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.24%	22,423	$22,423

Total Money Market Funds — 0.5% (Cost: $30,293,783)		30,293,783

Total Repurchase Agreements — 1.3% (Cost: $80,000,000)		80,000,000

Total Short-Term Securities — 2.3% (Cost: $140,578,052)		140,311,446

Total Options Purchased — 0.1% (Cost: $11,914,194)		9,094,710

Total Investments Before Options Written — 101.2% (Cost: $6,356,883,729)		6,303,123,962

Total Options Written — (0.4)% (Premium Received — $18,864,164)		(25,204,481)

Total Investments Net of Options Written — 100.8% (Cost: $6,338,019,565)		6,277,919,481

Liabilities in Excess of Other Assets — (0.8)%		(51,893,721)

Net Assets — 100.0%		$6,226,025,760

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	Rates are discount rates or a range of discount rates as of period end.
(i)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio

(j)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related Parties of the Fund, were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 09/30/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	28,177,471	2,093,889	(b)	—	30,271,360	$30,271,360	$374,402	$—	$—
BlackRock Capital Finance LP, Series 1997-R2, Class AP	18,554	—		—	18,554	16,361	238	—	(90)
iShares Short Maturity Bond ETF	1,180,000	—		—	1,180,000	58,823,000	475,421	—	(395,300)
iShares Short-Term Corporate Bond ETF	—	1,300,000		—	1,300,000	67,132,000	177,919	—	—

						$156,242,721	$1,027,980	$—	$(395,390)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Mizuho Securities USA LLC	3.35	%(a)	12/31/18	04/04/19	$80,000	$80,000	$80,700,404	Corporate/Debt Obligations, 2.79% to 5.36%, due 03/29/33 to 09/25/47	$117,924,369	$90,998,352

						$80,000				$90,998,352

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 2 Year Note	14,466	03/29/19	$3,071,313	$19,250,073

Short Contracts
U.S. Treasury 10 Year Note	804	03/20/19	98,101	(2,326,617)
U.S. Treasury 10 Year Ultra Bond	401	03/20/19	52,161	(1,623,301)
U.S. Treasury Long Bond	60	03/20/19	8,760	(408,108)
U.S. Treasury 5 Year Note	5,773	03/29/19	662,091	(10,067,101)

				(14,425,127)

				$4,824,946

11

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,552,288	EUR	26,187,422	Royal Bank of Scotland	01/31/19	$473,513
USD	8,871	EUR	7,578	State Street Bank and Trust Co.	01/31/19	167
USD	15,409,396	EUR	13,269,000	State Street Bank and Trust Co.	02/01/19	167,287
USD	2,079,608	AUD	2,846,000	State Street Bank and Trust Co.	02/05/19	73,648
USD	6,083,894	GBP	4,757,000	JPMorgan Chase Bank NA	02/05/19	10,218
USD	30,477,772	EUR	26,000,000	ANZ Banking Group Ltd.	03/01/19	545,897
USD	45,850,620	EUR	39,525,000	JPMorgan Chase Bank NA	03/01/19	348,414
AUD	9,990,000	CAD	9,586,281	Goldman Sachs International	03/20/19	11,239
CHF	7,240,000	NOK	63,298,821	Northern Trust Co.	03/20/19	73,609
EUR	6,540,000	NOK	64,337,799	Northern Trust Co.	03/20/19	75,402
JPY	1,628,170,298	USD	14,540,000	Citibank NA	03/20/19	406,909
NZD	44,795,100	AUD	42,540,000	National Australia Bank Ltd.	03/20/19	104,659
NZD	11,640,000	CAD	10,611,723	Bank of America NA	03/20/19	36,383
SEK	67,239,312	EUR	6,550,000	Goldman Sachs International	03/20/19	80,239
USD	30,464,065	EUR	25,800,000	Nomura International plc	04/15/19	644,341

						3,051,925

USD	11,755,056	EUR	10,311,000	UBS AG	02/05/19	(93,046)
AUD	42,540,000	NZD	45,342,067	Westpac Banking Corp.	03/20/19	(472,277)
CAD	9,558,749	AUD	9,990,000	Goldman Sachs International	03/20/19	(31,442)
CAD	10,448,250	NZD	11,640,000	ANZ Banking Group Ltd.	03/20/19	(156,339)
EUR	6,550,000	SEK	67,330,882	Royal Bank of Scotland	03/20/19	(90,635)
NOK	61,468,418	CHF	7,240,000	Morgan Stanley & Co. International plc	03/20/19	(286,020)
NOK	63,197,409	EUR	6,540,000	HSBC Bank plc	03/20/19	(207,740)
USD	14,540,000	JPY	1,605,314,872	Standard Chartered Bank	03/20/19	(197,092)

						(1,534,591)

	Net Unrealized Appreciation					$1,517,334

12

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.85%	Semi-Annual	Bank of America NA	02/24/20	2.85%	USD	1,500,000	$6,858,180

Put
5-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	08/22/19	3.20%	USD	883,400	1,652,886
5-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	01/18/22	3.35%	USD	45,285	583,616
10-Year Interest Rate Swap	1.38%	Semi-Annual	6 month LIBOR	Semi-Annual	Credit Suisse International	01/23/19	1.38%	JPY	31,240,000	28

										2,236,530

										$9,094,710

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35%	Semi-Annual	Bank of America NA	02/24/20	2.35%	USD	1,500,000	$(3,310,649)
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.60%	Semi-Annual	Bank of America NA	02/24/20	2.60%	USD	1,500,000	(4,822,440)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35%	Semi-Annual	UBS AG	02/21/20	2.35%	USD	773,500	(3,928,042)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	JPMorgan Chase Bank NA	08/22/19	2.70%	USD	883,400	(12,349,897)

										(24,411,028)

Put
2-Year Interest Rate Swap	3.10%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/28/19	3.10%	USD	845,340	(39,553)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	02/21/20	3.35%	USD	773,500	(753,900)

										(793,453)

										$(25,204,481)

13

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	B	USD	157,500	$3,401,947	$8,309,127	$(4,907,180)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	NR	USD	29,165	171,617	256,223	(84,606)

							$3,573,564	$8,565,350	$(4,991,786)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.45%	Annual	6 month EURIBOR	Semi-Annual	N/A		07/04/19	EUR	120,000	$(972,769)	$—	$(972,769)
6 month EURIBOR	Semi-Annual	0.49%	Annual	N/A		07/04/19	EUR	120,000	1,033,001	—	1,033,001
2.72%	Annual	1 day Fed Funds	Annual	04/03/19	(a)	12/31/20	USD	173,980	(1,145,502)	—	(1,145,502)
2.92%	Semi-Annual	3 month LIBOR	Quarterly	04/03/19	(a)	12/31/20	USD	312,395	(1,488,915)	—	(1,488,915)
2.60%	Annual	1 day Fed Funds	Annual	04/03/19	(a)	12/31/20	USD	162,445	(731,517)	—	(731,517)
3.22%	Semi-Annual	3 month LIBOR	Quarterly	11/15/19	(a)	11/15/21	USD	224,710	(3,012,563)	—	(3,012,563)
3 month LIBOR	Quarterly	2.92%	Semi-Annual	08/27/19	(a)	08/27/24	USD	627,210	10,156,687	—	10,156,687
3 month LIBOR	Quarterly	2.70%	Semi-Annual	01/20/22	(a)	01/20/27	USD	15,090	(11,145)	—	(11,145)

									$3,827,277	$—	$3,827,277

(a)	Forward Swap.

14

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	2,086	$(4,098)	$6,903	$(11,001)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	2,086	(3,682)	10,728	(14,410)

							$(7,780)	$17,631	$(25,411)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	NR	USD	2,086	$4,098	$(7,778)	$11,876
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	NR	USD	2,086	3,682	(9,547)	13,229

								$7,780	$(17,325)	$25,105

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

15

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day Fed Funds	1 day Fed Funds	2.40%
3 month LIBOR	London Interbank Offered Rate	2.81%
6 month EURIBOR	Euro Interbank Offered Rate	(0.24%)

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviations

CDX	Credit Default Swap Index

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

OTC	Over-The-Counter

RB	Revenue Bonds

S&P	Standard & Poor’s

TBA	To-be-announced

16

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,320,141,841	$33,239,880	$1,353,381,721
Corporate Bonds(a)	—	2,402,237,385	—	2,402,237,385
Foreign Government Obligations	—	158,951,391	—	158,951,391
Investment Companies	125,955,000	—	—	125,955,000
Municipal Bonds	—	21,504,905	—	21,504,905
Non-Agency Mortgage-Backed Securities	—	843,048,337	1,740	843,050,077
U.S. Government Sponsored Agency Securities	—	509,745,235	—	509,745,235
U.S. Treasury Obligations	—	738,892,092	—	738,892,092
Short-Term Securities:
Foreign Government Obligations	—	30,017,663	—	30,017,663
Money Market Funds	30,293,783	—	—	30,293,783
Repurchase Agreements	—	80,000,000	—	80,000,000
Options Purchased:
Interest rate contracts	—	9,094,710	—	9,094,710

	$156,248,783	$6,113,633,559	$33,241,620	$6,303,123,962

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$25,105	$—	$25,105
Foreign currency exchange contracts	—	3,051,925	—	3,051,925
Interest rate contracts	19,250,073	11,189,688	—	30,439,761

17

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Low Duration Bond Portfolio

	Level 1	Level 2	Level 3	Total
Liabilities:
Credit contracts	$—	$(5,017,197)	$—	$(5,017,197)
Foreign currency exchange contracts	—	(1,534,591)	—	(1,534,591)
Interest rate contracts	(14,425,127)	(32,566,892)	—	(46,992,019)

	$4,824,946	$(24,851,962)	$—	$(20,027,016)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended December 31, 2018 there were no transfers between Level 1 and Level 2.

18

Schedule of Investments (unaudited) December 31, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 1.9%(a)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.16%, 09/15/26(b)	USD	1,840	$1,860,410
BSPRT Issuer Ltd., Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.81%, 06/15/27(b)		428	428,138
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.81%, 08/15/30(b)		5,800	5,743,986
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32		2,162	2,135,067
Series 2017-SFR1, Class A, 2.77%, 08/17/34		977	958,304

Total Asset-Backed Securities — 1.9% (Cost: $11,206,235)			11,125,905

Foreign Government Obligations — 0.3%

Colombia — 0.1%
Republic of Colombia:
7.50%, 08/26/26	COP	745,000	241,466
7.00%, 06/30/32		538,000	163,111

			404,577

Indonesia — 0.0%
Republic of Indonesia, 7.50%, 05/15/38	IDR	2,479,000	156,963

Mexico — 0.1%
United Mexican States:
7.50%, 06/03/27	MXN	12	56,841
7.75%, 11/23/34		28	131,329
10.00%, 11/20/36		20	111,890
8.50%, 11/18/38		30	146,752
7.75%, 11/13/42		40	179,422

			626,234

Oman — 0.1%
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25(a)	USD	200	190,250

South Africa — 0.0%
Republic of South Africa, 8.75%, 02/28/48	ZAR	1,275	78,813

Total Foreign Government Obligations — 0.3% (Cost: $1,451,210)			1,456,837

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities — 2.1%

Collateralized Mortgage Obligations — 0.5%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD	1,285	$1,288,304
Series 2018-3, Class MA, 3.50%, 08/25/57		1,757	1,761,899

			3,050,203

Commercial Mortgage-Backed Securities — 1.2%(a)
AREIT Trust, Series 2018-CRE1, Class A, 3.29%, 02/14/35(c)(d)		1,241	1,237,878
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29		4,050	3,978,412
CSMC Trust, Series 2016-MFF, Class A, 4.06%, 11/15/33(c)		478	479,597
LMREC, Inc., Series 2016-CRE2, Class A, 4.20%, 11/24/31(c)		733	732,804
RAIT Trust, Series 2017-FL7, Class A, 3.41%, 06/15/37(c)		718	717,767

			7,146,458

Interest Only Commercial Mortgage-Backed Securities — 0.4%(c)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.73%, 05/10/58		7,492	705,036
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.77%, 02/10/34		28,981	592,016
Series 2015-WEST, Class XA, 0.93%, 02/10/37		14,427	731,184
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.57%, 11/15/51		3,509	150,105

			2,178,341

Total Non-Agency Mortgage-Backed Securities — 2.1% (Cost: $12,598,054)			12,375,002

U.S. Government Sponsored Agency Securities — 79.5%

Agency Obligations — 0.8%
Federal Home Loan Bank, 4.00%, 04/10/28		4,100	4,354,778
Federal National Mortgage Association Variable Rate Notes, Series 1996-W1, Class AL, 7.25%, 03/25/26(e)		6	6,895

			4,361,673

Collateralized Mortgage Obligations — 2.4%
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41		2,946	3,038,339
Series 2014-27, Class VC, 4.00%, 05/25/31		3,236	3,369,435
Series 2017-69, Class HA, 3.00%, 06/25/46		5,739	5,708,198

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.81%, 07/20/39(e)	USD	1,530	$1,697,034

			13,813,006

Commercial Mortgage-Backed Securities — 1.4%
Federal Home Loan Mortgage Corp.:
Series K076, Class A2, 3.90%, 06/25/51		1,490	1,554,465
Series K079, Class A2, 3.93%, 06/25/28		2,715	2,836,968
Federal Home Loan Mortgage Corp. Variable Rate Notes(e):
Series K082, Class A2, 3.92%, 09/25/28		440	459,321
Series K086, Class A2, 3.86%, 11/25/28		2,815	2,925,091
Federal National Mortgage Association ACES Variable Rate Notes, Series 2018-M7, Class A2, 3.05%, 03/25/28(e)		620	603,195

			8,379,040

Interest Only Commercial Mortgage-Backed Securities — 2.6%
Federal Home Loan Mortgage Corp., Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)(e)		199,999	483,877
Federal National Mortgage Association ACES Variable Rate Notes(e):
Series 2015-M1, Class X2, 0.55%, 09/25/24		68,205	1,712,432
Series 2016-M4, Class X2, 2.63%, 01/25/39		3,573	320,557
Government National Mortgage Association Variable Rate Notes:
Series 2005-9, 0.56%, 01/16/45(e)		3,756	50,971
Series 2005-50, 0.43%, 06/16/45(e)		1,915	15,082
Series 2006-30, 2.39%, 05/16/46(e)		1,166	67,939
Series 2016-22, 0.77%, 11/16/55(e)		25,567	1,365,809
Series 2016-45, 1.01%, 02/16/58(e)		35,396	2,664,790
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.19%, 02/16/58(b)		15,467	1,404,303
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(b)		37,989	3,147,565
Series 2017-30, 0.76%, 08/16/58(e)		7,226	469,374
Series 2017-44, 0.70%, 04/17/51(e)		7,207	426,247
Series 2017-53, 0.69%, 11/16/56(e)		19,901	1,179,345
Series 2017-54, 0.65%, 12/16/58(e)		1,745	107,183
Series 2017-61, 0.77%, 05/16/59(e)		4,885	364,709
Series 2017-64, 0.72%, 11/16/57(e)		8,410	559,431
Series 2017-72, 0.68%, 04/16/57(e)		12,730	811,503

			15,151,117

Mortgage-Backed Securities — 72.3%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		2,429	2,378,628
3.00%, 09/01/27 - 12/01/46		5,975	5,901,466
3.00%, 01/15/34(f)		2,243	2,235,063
3.50%, 01/15/34 - 01/15/49(f)		1,676	1,695,237
3.50%, 12/01/40 - 01/01/48		25,715	25,866,287
4.00%, 01/15/34 - 01/15/49(f)		5,212	5,315,634
4.00%, 08/01/40 - 06/01/48		9,205	9,462,506
4.50%, 02/01/39 - 08/01/48		4,299	4,491,519
4.50%, 01/15/49(f)		2,071	2,143,675
5.00%, 04/01/36 - 10/01/41		1,276	1,354,633
5.00%, 01/15/49(f)		246	257,622
5.50%, 06/01/41		1,297	1,393,046
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32		1,424	1,362,490
2.50%, 04/01/30 - 02/01/33		8,043	7,864,182
3.00%, 04/01/28 - 03/01/47		51,330	50,735,612
3.00%, 01/25/34 - 01/25/49(f)		14,406	14,208,640

Security	Par (000)			Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association: (continued)
3.50%, 11/01/28 - 01/01/48	USD	40,691		$41,008,251
3.50%, 01/25/49(f)		7,817		7,815,936
4.00%, 09/01/33 - 04/01/48		33,240		34,178,583
4.00%, 03/01/47(g)		9,593		9,859,678
4.00%, 01/25/49(f)		4,347		4,431,223
4.50%, 02/01/25 - 12/01/48		20,669		21,644,708
4.50%, 01/25/49 - 02/25/49(f)		17,689		18,309,064
5.00%, 11/01/32 - 06/01/45		1,158		1,222,648
5.00%, 01/25/49(f)		16,473		17,254,181
5.50%, 02/01/35 - 04/01/41		3,939		4,228,702
6.00%, 05/01/33 - 06/01/41		3,580		3,902,190
6.50%, 05/01/40		804		908,860
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46		18,105		17,862,530
3.00%, 01/15/49(f)		7,621		7,504,750
3.50%, 01/15/42 - 10/20/46		30,089		30,343,382
3.50%, 01/15/49(f)		8,520		8,572,584
4.00%, 04/20/39 - 01/15/48		3,923		4,044,237
4.00%, 01/15/49(f)		26,261		26,888,802
4.50%, 12/20/39 - 09/20/48		5,675		5,918,391
4.50%, 01/15/49(f)		11,567		11,968,908
5.00%, 12/15/38 - 07/20/41		3,096		3,283,979
5.00%, 01/15/49(f)		276		287,245
7.00%, 06/15/23 - 11/15/23		—	(h)	59

				418,105,131

Total U.S. Government Sponsored Agency Securities — 79.5% (Cost: $465,128,881)				459,809,967

U.S. Treasury Obligations — 60.1%
U.S. Treasury Bonds:
4.25%, 05/15/39		2,055		2,479,085
4.50%, 08/15/39		1,996		2,487,359
4.38%, 11/15/39		2,003		2,455,709
3.13%, 02/15/43		7,800		7,956,305
2.88%, 05/15/43 - 11/15/46		10,067		9,819,160
3.63%, 08/15/43		7,444		8,239,868
3.75%, 11/15/43(i)		7,900		8,922,371
3.00%, 02/15/47		1,419		1,415,009
3.00%, 08/15/48(i)		10,690		10,639,473
U.S. Treasury Inflation Linked Notes, 0.63%, 04/15/23		6,007		5,906,932
U.S. Treasury Notes:
1.25%, 08/31/19(j)		20,000		19,819,531
1.00%, 10/15/19(j)		20,000		19,747,656
1.63%, 06/30/20 - 10/31/23		36,000		35,211,661
2.63%, 08/31/20 - 05/15/21(j)		50,703		50,814,314
1.13%, 06/30/21		14,000		13,549,922
2.25%, 07/31/21(j)		14,000		13,922,344
2.13%, 09/30/21		14,000		13,867,109
1.88%, 04/30/22		14,000		13,732,031
2.75%, 08/31/23(j)		25,750		26,038,682
2.25%, 01/31/24 - 02/15/27		24,104		23,615,673
2.00%, 04/30/24 - 11/15/26		32,277		31,259,728
2.00%, 08/15/25(j)		5,000		4,820,313
2.75%, 08/31/25		12,640		12,763,437

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations (continued)
2.88%, 08/15/28	USD	7,870	$7,991,739

Total U.S. Treasury Obligations — 60.1% (Cost: $347,513,459)			347,475,411

Total Long-Term Investments — 143.9% (Cost: $837,897,839)			832,243,122

Short-Term Securities — 2.3%

Commercial Paper — 1.0%(k)
AT&T, Inc., 2.97%, 03/07/19		830	825,335
Macquarie Bank Ltd., 3.27%, 10/11/19		5,200	5,075,334

Total Commercial Paper — 1.0% (Cost: $5,895,663)			5,900,669

	Shares

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(l)(m)		7,230,679	7,230,679

Total Money Market Funds — 1.3% (Cost: $7,230,679)			7,230,679

Total Short-Term Securities — 2.3% (Cost: $13,126,342)			13,131,348

Total Options Purchased — 0.3% (Cost: $1,031,632)			1,496,781

Total Investments Before Options Written and TBA Sale Commitments — 146.5% (Cost: $852,055,813)			846,871,251

Total Options Written — (0.3)% (Premium Received — $568,953)			(1,404,356)

	Par (000)

TBA Sale Commitments — (29.0)%(f)

Mortgage-Backed Securities — (29.0)%
Federal Home Loan Mortgage Corp.:
2.50%, 01/15/34	USD	1,932	(1,885,738)
3.00%, 01/15/34 - 01/15/49		515	(505,941)
3.50%, 01/15/49		11,645	(11,638,584)
4.50%, 01/15/49		1,032	(1,068,215)
Federal National Mortgage Association:
2.00%, 01/25/34		1,366	(1,307,331)
2.50%, 01/25/34		1,027	(1,002,852)
3.50%, 01/25/34 - 02/25/49		46,022	(46,037,729)
4.00%, 01/25/34 - 01/25/49		26,624	(27,147,550)
4.50%, 01/25/34 - 01/25/49		20,125	(20,832,465)
5.50%, 01/25/49		2,358	(2,495,059)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association: (continued)
6.00%, 01/25/49	USD	2,510	$(2,695,537)
Government National Mortgage Association:
3.00%, 01/15/49 - 02/15/49		20,974	(20,648,686)
3.50%, 01/15/49 - 02/15/49		18,027	(18,132,826)
4.00%, 01/15/49		7,025	(7,192,941)
4.50%, 01/15/49		4,295	(4,444,234)
5.00%, 01/15/49		746	(776,394)

Total TBA Sale Commitments — (29.0)% (Proceeds: $166,040,007)			(167,812,082)

Total Investments Net of Options Written and TBA Sale Commitments — 117.2% (Cost: $685,446,853)			677,654,813

Liabilities in Excess of Other Assets — (17.2)%			(99,231,003)

Net Assets — 100.0%			$578,423,810

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Amount is less than $500.
(i)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(k)	Rates are discount rates or a range of discount rates as of period end.
(l)	Annualized 7-day yield as of period end.

(m)

During the period ended December 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	6,255,598	975,081	7,230,679	$7,230,679	$18,793	$—	$—

(a)	Includes net capital gain distributions, if applicable.

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock U.S. Government Bond Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	3.18%	12/31/18	01/02/19	$26,232,813	$26,235,130	U.S. Treasury Obligations	Overnight
BNP Paribas SA	3.12%	12/31/18	01/02/19	27,522,500	27,524,885	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19	19,800,000	19,801,760	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19	4,843,750	4,844,181	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19	19,900,000	19,901,769	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19	23,570,265	23,572,360	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.20%	12/31/18	01/02/19	14,035,000	14,036,248	U.S. Treasury Obligations	Overnight

				$135,904,328	$135,916,333

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	138	03/20/19	$16,838	$109,904
U.S. Treasury 10 Year Ultra Bond	22	03/20/19	2,862	19,369
U.S. Treasury Long Bond	58	03/20/19	8,468	142,663
U.S. Treasury 2 Year Note	436	03/29/19	92,568	584,674
U.S. Treasury 5 Year Note	193	03/29/19	22,135	201,252

				1,057,862

Short Contracts
Euro-Bund	51	03/07/19	9,556	(53,118)
Euro-Buxl	7	03/07/19	1,449	(4,197)
Japan 10 Year Bond	3	03/13/19	4,174	(19,760)
U.S. Treasury Ultra Bond	14	03/20/19	2,249	(59,879)
3 Month Eurodollar	180	12/14/20	43,889	(182,525)

				(319,479)

				$738,383

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	815,651	USD	210,000	Citibank NA	01/03/19	$450
USD	104,540	BRL	403,796	Goldman Sachs International	01/03/19	355
ARS	584,250	USD	15,000	BNP Paribas SA	01/16/19	223
ARS	1,547,350	USD	40,000	Citibank NA	01/16/19	318
ARS	1,397,700	USD	35,000	Deutsche Bank AG	01/16/19	1,419
ARS	199,650	USD	5,000	Royal Bank of Scotland	01/16/19	202
BRL	310,632	USD	80,000	Goldman Sachs International	01/16/19	71
USD	156,000	CLP	105,957,571	BNP Paribas SA	01/16/19	3,283
USD	70,000	RUB	4,718,700	Bank of America NA	01/16/19	2,404
USD	210,000	ZAR	3,019,848	BNP Paribas SA	01/16/19	433
IDR	3,358,290,000	USD	218,000	Barclays Bank plc	01/18/19	14,689
JPY	1,957,564,176	USD	17,500,166	HSBC Bank plc	01/22/19	388,494
ARS	299,391	USD	7,103	BNP Paribas SA	03/07/19	221
GBP	2,309,000	USD	2,932,036	Barclays Bank plc	03/20/19	21,974
USD	619,000	CHF	603,025	Citibank NA	03/20/19	1,049
USD	2,191,930	EUR	1,690,000	Deutsche Bank AG	12/13/19	196,685
USD	2,206,126	EUR	1,690,000	Deutsche Bank AG	02/25/20	198,611
JPY	225,690,000	USD	2,091,271	JPMorgan Chase Bank NA	03/16/20	46,302
USD	2,252,845	JPY	225,690,000	HSBC Bank plc	03/16/20	115,272

						992,455

USD	105,460	BRL	413,087	Goldman Sachs International	01/03/19	(1,122)
CLP	104,382,720	USD	156,000	Deutsche Bank AG	01/16/19	(5,553)
RUB	4,652,200	USD	70,000	Bank of America NA	01/16/19	(3,356)
USD	164,630	IDR	2,382,735,567	BNP Paribas SA	01/16/19	(510)
USD	130,000	KRW	146,394,300	Citibank NA	01/16/19	(1,504)
USD	140,000	MXN	2,818,788	Citibank NA	01/16/19	(3,158)
USD	1,800	MXN	36,614	JPMorgan Chase Bank NA	01/16/19	(60)
ZAR	996,967	USD	70,000	Northern Trust Co.	01/16/19	(814)
ZAR	1,975,960	USD	140,000	UBS AG	01/16/19	(2,876)
USD	218,000	IDR	3,214,846,000	JPMorgan Chase Bank NA	01/18/19	(4,750)
USD	17,543,963	JPY	1,957,564,176	JPMorgan Chase Bank NA	01/22/19	(344,697)
USD	90,854	COP	300,000,000	Goldman Sachs International	01/23/19	(1,425)
USD	46,788	COP	152,510,000	Nomura International plc	01/23/19	(124)
USD	106,161	COP	350,594,000	Royal Bank of Scotland	01/23/19	(1,680)
USD	182,260	COP	600,000,000	UBS AG	01/23/19	(2,299)
USD	668,310	MXN	13,460,000	Citibank NA	01/23/19	(14,411)
USD	83,248	ZAR	1,210,000	Bank of America NA	01/23/19	(643)
BRL	404,580	USD	104,540	Goldman Sachs International	02/04/19	(360)
USD	1,085,116	JPY	122,385,321	Barclays Bank plc	02/05/19	(34,486)
USD	2,170,566	JPY	244,770,642	Deutsche Bank AG	02/05/19	(68,638)
USD	252,989	MXN	5,106,000	Standard Chartered Bank	02/05/19	(5,417)
CAD	1,944,065	EUR	1,238,000	BNP Paribas SA	03/20/19	(1,040)
CAD	1,686,698	USD	1,238,000	Toronto Dominion Bank	03/20/19	(301)
USD	2,927,304	GBP	2,309,000	Morgan Stanley & Co. International plc	03/20/19	(26,705)
TRY	233,889	USD	43,676	JPMorgan Chase Bank NA	06/19/19	(3,132)
EUR	1,690,000	USD	2,067,749	JPMorgan Chase Bank NA	12/13/19	(72,504)
EUR	1,690,000	USD	2,082,663	JPMorgan Chase Bank NA	02/25/20	(75,149)

						(676,714)

	Net Unrealized Appreciation					$315,741

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One Touch	Deutsche Bank AG	01/07/19	BRL	3.60	BRL	4.00	USD	360	$—
USD Currency	One Touch	Deutsche Bank AG	02/07/19	BRL	3.50	BRL	4.00	USD	261	1

										$1

5

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.00%	Semi-Annual	Barclays Bank plc	05/31/19	3.00%	USD	57,800	$499,438
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.75%	Semi-Annual	Citibank NA	04/24/19	2.75%	USD	3,440	49,226
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.75%	Semi-Annual	Citibank NA	04/24/19	2.75%	USD	830	11,877
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Barclays Bank plc	06/10/19	2.70%	USD	1,822	26,555
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	JPMorgan Chase Bank NA	04/27/38	3.04%	USD	8,720	498,202

										1,085,298

Put
10-Year Interest Rate Swap	3.77%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/24/19	3.77%	USD	2,135	429
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	04/27/38	3.04%	USD	8,720	411,053

										411,482

										$1,496,780

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.90%	Semi-Annual	Bank of America NA	02/28/19	2.90%	USD	28,900	$(161,749)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Citibank NA	03/05/19	2.70%	USD	31,300	(89,936)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.85%	Semi-Annual	Barclays Bank plc	05/20/19	2.85%	USD	29,000	(180,311)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.60%	Semi-Annual	Barclays Bank plc	05/31/19	2.60%	USD	57,800	(203,189)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.80%	Semi-Annual	Barclays Bank plc	05/31/19	2.80%	USD	57,800	(329,970)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.75%	Semi-Annual	Citibank NA	10/16/20	2.75%	USD	22,610	(245,070)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.71%	Semi-Annual	Citibank NA	03/14/19	2.71%	USD	17,400	(165,363)

										(1,375,588)

Put
2-Year Interest Rate Swap	3.33%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/30/19	3.33%	USD	29,000	(1,839)
2-Year Interest Rate Swap	3.75%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	10/16/20	3.75%	USD	22,610	(26,929)

										(28,768)

										$(1,404,356)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date	Amount (000)		Value	(Received)	(Depreciation)
UK Retail Price Index All Items Monthly	At Termination	3.57%	At Termination	11/15/28	GBP	1,836	$8,638	$(923)	$9,561

6

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/19	MXN	28,737	$1,395	$—	$1,395
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	7,372	(2,604)	—	(2,604)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	15,001	(5,281)	—	(5,281)
3.05%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/15/20	USD	16,000	(125,419)	218	(125,637)
3.11%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/23/20	USD	22,000	(197,194)	—	(197,194)
3.06%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/25/20	USD	22,000	(173,894)	—	(173,894)
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	10,970	275,584	1	275,583
6 month EURIBOR	Semi-Annual	0.38%	Annual	11/09/20	(a)	11/09/21	EUR	25,005	84,917	(1,187)	86,104
6 month EURIBOR	Semi-Annual	0.38%	Annual	11/09/20	(a)	11/09/21	EUR	25,004	83,472	(334)	83,806
1.55%	Semi-Annual	6 month LIBOR	Semi-Annual	11/09/20	(a)	11/09/21	GBP	45,403	(123,964)	4,617	(128,581)
1.42%	Semi-Annual	6 month LIBOR	Semi-Annual	11/16/20	(a)	11/16/21	GBP	23,101	(26,483)	—	(26,483)
6 month EURIBOR	Semi-Annual	0.32%	Annual	11/16/20	(a)	11/16/21	EUR	25,301	67,554	—	67,554
1.34%	Semi-Annual	6 month LIBOR	Semi-Annual	12/10/20	(a)	12/10/21	GBP	11,535	442	(273)	715
6 month EURIBOR	Semi-Annual	0.24%	Annual	12/14/20	(a)	12/14/21	EUR	12,635	18,786	375	18,411
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	3,205	7,958	—	7,958
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	4,224	10,523	—	10,523
1.66%	Semi-Annual	6 month LIBOR	Semi-Annual	11/08/21	(a)	11/08/22	GBP	11,516	(36,939)	959	(37,898)
1.67%	Semi-Annual	6 month LIBOR	Semi-Annual	11/08/21	(a)	11/08/22	GBP	11,515	(38,353)	2,515	(40,868)
1.54%	Semi-Annual	6 month LIBOR	Semi-Annual	11/15/21	(a)	11/15/22	GBP	11,660	(20,392)	—	(20,392)
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	11,601	(40,743)	—	(40,743)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	130	(3,273)	—	(3,273)
3.04%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/31/25	USD	18,200	(481,808)	—	(481,808)
3.07%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/31/25	USD	30,810	(874,596)	(1)	(874,595)
6 month EURIBOR	Semi-Annual	0.82%	Annual	03/11/19	(a)	02/15/28	EUR	5,860	43,742	—	43,742
1.58%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		11/21/28	GBP	2,441	(47,414)	260	(47,674)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/21/28	USD	2,600	(27,439)	—	(27,439)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/24/28	USD	136	(1,498)	—	(1,498)
3.23%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	119	(5,188)	—	(5,188)
3.26%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	490	(22,742)	—	(22,742)
3 month LIBOR	Quarterly	3.35%	Semi-Annual	04/26/19	(a)	04/26/29	USD	346	18,613	—	18,613
2.93%	Semi-Annual	3 month LIBOR	Quarterly	06/12/19	(a)	06/12/29	USD	565	(9,514)	—	(9,514)

									$(1,651,752)	$7,150	$(1,658,902)

(a)	Forward Swap.

OTC Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)				Counterparty	Termination Date (a)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Delivered		Received
16.77 TRY	Annual	3 month LIBOR	Quarterly	TRY	234	USD	44	JPMorgan Chase Bank NA	06/19/24	$(1,826)	$—	$(1,826)

(a)	At termination date, the notional amount delivered will be exchanged for the notional amount received.

7

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock U.S. Government Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	59	$1,518	$1,129	$389
Republic of Colombia	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	58	1,493	1,109	384
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	99	2,466	779	1,687
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	92	2,291	703	1,588
United Mexican States	1.00%	Quarterly	Barclays Bank plc	12/20/23	USD	49	1,221	375	846
Republic of Colombia	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	57	1,465	888	577
Republic of Colombia	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	61	1,560	1,025	535
Republic of the Philippines	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	430	(2,809)	(2,021)	(788)
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	49	1,220	394	826
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	49	1,221	394	827
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	57	1,420	1,261	159
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	47	1,170	1,039	131
United Mexican States	1.00%	Quarterly	BNP Paribas SA	12/20/23	USD	57	1,420	1,261	159
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	57	1,467	1,065	402
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	56	1,441	1,108	333
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	57	1,467	1,152	315
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	18	463	336	127
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	57	1,467	1,090	377
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	57	1,420	1,241	179
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	69	1,706	1,221	485
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	57	1,420	1,129	291
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	57	1,420	1,091	329
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	57	1,420	1,291	129
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	48	1,196	356	840
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	160	3,986	1,534	2,452
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	48	1,195	258	937
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	57	1,420	318	1,102
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	50	1,245	302	943
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	69	1,726	1,632	94
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/23	USD	110	2,739	1,055	1,684
Republic of Colombia	1.00%	Quarterly	Deutsche Bank AG	12/20/23	USD	58	1,493	1,109	384
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	12/20/23	USD	46	1,146	450	696
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	12/20/23	USD	46	1,146	450	696
United Mexican States	1.00%	Quarterly	Goldman Sachs International	12/20/23	USD	359	8,942	3,292	5,650

							$55,581	$29,816	$25,765

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	7.46%	At Termination	Bank of America NA	01/04/21	BRL	1,195	$811	$—	$811
1 day BZDIOVER	At Termination	7.48%	At Termination	Bank of America NA	01/04/21	BRL	4,170	3,234	—	3,234
1 day BZDIOVER	At Termination	7.42%	At Termination	Credit Suisse International	01/04/21	BRL	2,084	974	—	974
1 day BZDIOVER	At Termination	7.43%	At Termination	JPMorgan Chase Bank NA	01/04/21	BRL	891	461	—	461
1 day BZDIOVER	At Termination	8.53%	At Termination	Citibank NA	01/02/23	BRL	2,380	2,907	—	2,907
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	5,716	(35,081)	—	(35,081)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	7,502	46,303	—	46,303

								$19,609	$—	$19,609

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.41%
3 month LIBOR	London Interbank Offered Rate	2.81%
6 month EURIBOR	Euro Interbank Offered Rate	(0.24%)

8

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock U.S. Government Bond Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CSMC	Credit Suisse Mortgage Capital

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-The-Counter

TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

9

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock U.S. Government Bond Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$11,125,905	$—	$11,125,905
Foreign Government Obligations	—	1,456,837	—	1,456,837
Non-Agency Mortgage-Backed Securities	—	11,137,124	1,237,878	12,375,002
U.S. Government Sponsored Agency Securities	—	459,809,967	—	459,809,967
U.S. Treasury Obligations	—	347,475,411	—	347,475,411
Short-Term Securities:
Commercial Paper	—	5,900,669	—	5,900,669
Money Market Funds	7,230,679	—	—	7,230,679
Options Purchased:
Foreign currency exchange contracts	—	1	—	1
Interest rate contracts	—	1,496,780	—	1,496,780
Liabilities:
TBA Sale Commitments	—	(167,812,082)	—	(167,812,082)

	$7,230,679	$670,590,612	$1,237,878	$679,059,169

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$26,553	$—	$26,553
Foreign currency exchange contracts	—	992,455	—	992,455
Interest rate contracts	1,057,862	669,094	—	1,726,956
Other contracts	—	9,561	—	9,561
Liabilities:
Credit contracts	—	(788)	—	(788)
Foreign currency exchange contracts	—	(678,540)	—	(678,540)
Interest rate contracts	(319,479)	(3,712,743)	—	(4,032,222)

	$738,383	$(2,694,408)	$—	$(1,956,025)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $135,916,333 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

10

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds V

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds V

Date:	February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Funds V

Date:	February 22, 2019